                        -------------------------------
                        Sanford C. Bernstein Fund, Inc.
                        -------------------------------

                               Semiannual Report
                                 March 31, 2000

                                 Fixed-Income &
                        International-Equity Investments

                This publication must be accompanied or preceded
            by a prospectus of the Sanford C. Bernstein Fund, Inc.,
               which should be read carefully before investing.

Table of Contents

                             Portfolio Returns ................ 2

                           To Our Shareholders ................ 3

          Statements of Assets and Liabilities ................ 6

                      Statements of Operations ................ 9

           Statements of Changes in Net Assets ................12

                          Financial Highlights ................16

                 Notes to Financial Statements ................26

                        Directors and Officers ................inside back cover

Portfolio Returns(1)
THROUGH MARCH 31, 2000


                                                 TOTAL RETURNS            COMPOUND ANNUAL RETURNS
                                             -----------------     --------------------------------
                                             PAST SIX  PAST 12        PAST       PAST       SINCE
                                              MONTHS    MONTHS     FIVE YEARS  10 YEARS   INCEPTION     INCEPTION DATE
----------------------------------------------------------------------------------------------------------------------
SANFORD C. BERNSTEIN FUND PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
  Tax-Managed International Value(2,3)         7.34%   16.47%       14.18%      --         12.29%        June 22, 1992
----------------------------------------------------------------------------------------------------------------------
  International Value II(2,3)                  5.83      --           --        --          9.54        April 30, 1999
----------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                          December 15, 1995
    Before deduction of purchase and
    redemption fees described below           14.27    45.58          --        --          1.59
    After deduction of 2% purchase and
    2% redemption fees--both paid
    to the portfolio, not to Bernstein         9.74    39.81          --        --          0.64
----------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                        1.91     2.07         6.57      7.67%        7.80      January 17, 1989
----------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                          1.98     3.93         5.61      6.25         6.50     December 12, 1988
----------------------------------------------------------------------------------------------------------------------
  Government Short Duration                    1.69     3.41         5.25      5.87         6.14       January 3, 1989
----------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                        1.85     1.17         4.91      5.85         5.90       January 9, 1989
----------------------------------------------------------------------------------------------------------------------
  California Municipal                         1.99     1.28         5.02       --          5.77        August 6, 1990
----------------------------------------------------------------------------------------------------------------------
  New York Municipal                           1.84     0.95         4.94      5.90         5.98       January 9, 1989
----------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal         1.51     2.51         3.85       --          3.97       October 3, 1994
----------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal          1.42     2.67         3.75       --          3.87       October 3, 1994
----------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal            1.38     2.24         3.64       --          3.75       October 3, 1994

LIPPER MUTUAL-FUND COMPOSITES(4)
----------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                     28.44%   41.69%       16.25%    11.04%
----------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                  1.53     0.90         6.13      6.99
----------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                    1.88     3.21         5.59      6.18
----------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite             1.33    (0.45)        4.69      5.90
----------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite               1.30     1.81         4.03      4.61

MARKET BENCHMARKS
----------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(5)  22.30%   32.46%       20.05%    10.63%
----------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Free Index            28.48    51.59         5.23     12.14
----------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Fund Index          37.28    59.78          --        --
----------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index         2.08     1.87         7.14      8.02
----------------------------------------------------------------------------------------------------------------------
  Inflation                                    1.91     3.70         2.48      2.89
----------------------------------------------------------------------------------------------------------------------

1 Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2 Tax-Managed International Value, International Value II and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

3 International Value II (IVP II) is a continuation of Bernstein's International Value portfolio (IVP), now called Tax-Managed International Value (TMIVP). On April 30, 1999, IVP was split into two portfolios: IVP II for tax-exempt investors, such as 401(k) and other retirement plans; and TMIVP for taxable investors. Both portfolios have the same overall investment style, except that the latter now includes tax management. IVP II is an extension of the original IVP in that it is managed without regard to tax considerations.

4 Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.

5 Morgan Stanley Capital International (MSCI) EAFE index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product

--------------------------------------------------------------------------------
2 Sanford C. Bernstein Fund, Inc.

To Our Shareholders:

THE INTERNET BUBBLE HAS BECOME A GLOBAL phenomenon, with technology, media and telecom stocks dominating the world's stock markets in the six months through March. Investors' obsession with so-called TMT stocks so skewed returns in this year's first quarter--as in 1999--that the MSCI EAFE index of major foreign stock markets rose 3.6% with TMT stocks but actually declined without them (left display, below).

     The Fund's foreign stock funds held up well in this anomalous environment, a challenging one for the low-priced, undervalued stocks Bernstein favors. Tax-Managed International Value returned 7.3% for the six months through March, and 16.5% for the 12 months. Emerging Markets Value gained 14.3% for the six months, and 45.6% for the 12 months.

     Moreover, we're convinced that the prospects for outperformance by both funds are now excellent. The very market bifurcation that has so inflated Internet and other high-priced growth stocks has also created an exceptional opportunity to buy neglected but sound stocks of first-class companies at rare bargain prices. For instance, Tax-Managed International Value has a price-to-book-value ratio of just 1.6 times, compared with 3.3 times for its benchmark. What's more, rebounding economies abroad point to robust earnings growth.

     Rising U.S. interest rates and the prospect of further rate hikes depressed bond prices. But our bond funds performed quite well during a difficult period:
Almost all beat their competition (facing page).

     In the municipal-bond market, contrary trends came to bear. Even as Federal Reserve rate hikes pushed up short-term rates, long rates fell, as higher rates deterred cities and states from issuing bonds, curtailing supply. This more than offset the impact of widespread bond-fund redemptions; ordinarily, they'd put downward pressure on long-bond prices. Diversified Municipal's solid performance was owed largely to its active "barbell" strategy of blending short- and long-term bonds to achieve an intermediate portfolio duration overall. The strategy had the added virtue of keeping volatility to a minimum. And the higher yields add to our municipal portfolios' interest income.

     The taxable-bond market saw a remarkable development: The Treasury, in response to the U.S. budget surplus, intends to issue far fewer bonds and buy back many of those outstanding, and this triggered panic buying of the popular 30-year Treasury bonds. The upshot has been an extraordinary widening of the yield differential, or spread, between long Treasuries and other investment-grade bonds (right display, below). This presented an exceptional opportunity to buy high-quality bonds with generous relative yields, but without undue risk.

     Why diversify? The volatility of U.S. stocks of late serves as a vivid reminder of why we offer the Sanford C. Bernstein Fund, Inc.'s mix of bonds and foreign stocks.

Technology, media and telecom stocks dominated stock returns...

                         Major-Foreign-Market* Returns

                            [Bar Chart Appears Here]

                1999                    2000:
                                    First Quarter

Tech Media Telecom      109.1%         10.7%
Index ex-TMT             16.4%         (0.2)%
EAFE                     36.8%          3.6%


*Morgan Stanley Capital International (MSCI) EAFE; GDP-weighted; in local currencies Source: MSCI and Bernstein


 ...while the yield advantage of non-Treasury bonds grew pronounced

                         Yields at Different Maturities

                           [Line Chart Appears Here]

                       Treasuries                   "A" Corporates
Duration         12/31/99        3/31/00        12/31/99         3/31/00
    0.24            5.34%          5.87%           5.84%           6.37%
    0.95            6.08           6.39            6.55            6.85
    1.84            6.23           6.48            6.83             7.2
    2.71             6.3           6.42               7            7.22
    3.46            6.38           6.38            7.12            7.23
     4.1            6.45           6.35            7.23            7.26
    4.91            6.49           6.31            7.32            7.33
    5.52            6.52           6.28            7.38            7.39
    7.27            6.65           6.27            7.48            7.52
   10.65            6.83           6.18            7.61             7.6
   13.92            6.61           5.99            7.73            7.67

Source: Lehman Brothers, Merrill Lynch, JP Morgan, Salomon Smith Barney, Street Software Technology, Inc. and Bernstein estimates

--------------------------------------------------------------------------------
                                                     2000 Semiannual Report    3

Foreign-Stock Portfolios

Tax-Managed International Value

Growth of $25,000(1)

[Line Chart Appears Here]


                       EAFE Foreign                       Tax-Managed
                       Stock-Market         Lipper      International
                           Index         Foreign Stock      Value
       Yr:Month    (before all costs)     Composite    (after all costs)

         92:6             25000              25000          25000
            7             23874              24128          24179
            8             24569              24354          25280
            9             23844              23833          23979
           10             23575              23097          23419
           11             24015              23221          23499
           12             24102              23530          23754
         93:1             24357              23608          24184
            2             25178              24153          25128
            3             26568              25530          27419
            4             28548              26812          29208
            5             28798              27393          29854
            6             28578              26815          29128
            7             29727              27660          30537
            8             31644              29356          32261
            9             30796              29171          31280
           10             31943              30440          31986
           11             29609              29219          29954
           12             31821              31928          31953
         94:1             34058              33898          34245
            2             33475              33159          33820
            3             32679              31686          33942
            4             34146              32482          35041
            5             33453              32381          34733
            6             32855              32038          34142
            7             33706              32919          34883
            8             34225              33887          35351
            9             32753              33043          33957
           10             33379              33684          34140
           11             32424              32027          33059
           12             32660              31719          33177
         95:1             31654              30143          32358
            2             31388              30185          31758
            3             31740              31175          31758
            4             33108              32182          32769
            5             32962              32455          32746
            6             32483              32455          32488
            7             34704              34192          34252
            8             34427              33546          34360
            9             34652              34035          34575
           10             33819              33348          34315
           11             34732              33705          34423
           12             36239              34723          35854
         96:1             37316              35486          37333
            2             37176              35628          37267
            3             37820              36241          37928
            4             39199              37401          39453
            5             38796              37300          39518
            6             39185              37550          39960
            7             37640              36175          38436
            8             37769              36573          38591
            9             39247              37363          40048
           10             38836              37117          40004
           11             40634              38705          41726
           12             40502              38837          42115
         97:1             40849              38713          42091
            2             41530              39255          42681
            3             42315              39341          43601
            4             42868              39420          43884
            5             44508              41738          45300
            6             47326              43670          47258
            7             49367              44797          49688
            8             45774              41643          46574
            9             48549              44125          49358
           10             44565              40842          46810
           11             45090              40385          46291
           12             46292              40647          46017
         98:1             48853              41639          48562
            2             51555              44412          50614
            3             54988              46748          54587
            4             55299              47459          54276
            5             56376              47558          55912
            6             57159              47135          55678
            7             58167              47786          56535
            8             50245              40957          48121
            9             47810              39474          45810
           10             51829              42313          47913
           11             55318              44496          50692
           12             56631              45880          51058
         99:1             57493              46320          51144
            2             56523              45148          49797
            3             59737              46706          52921
            4             62539              48896          55702
            5             59821              46882          54412
            6             63022              49371          56505
            7             63775              50749          57336
            8             64044              51256          57996
            9             64700              51523          57422
           10             67026              53414          57881
           11             70056              57863          58540
           12             77028              64853          62653
         00:1             73988              61708          58959
            2             77563              65953          59745
            3             79128              66177          61635


International Value II

Growth of $25,000(1)

[Line Chart Appears Here]


                     EAFE Foreign
                     Stock-Market            Lipper         International
                       Index              Foreign Stock       Value II
       Yr:Month   (before all costs)        Composite    (after all costs)

         99:4             25000              25000          25000
            5             23913              23970          24357
            6             25193              25243          25270
            7             25494              25947          25708
            8             25602              26207          26081
            9             25864              26343          25875
           10             26794              27310          25888
           11             28005              29584          26004
           12             30792              33158          27631
         00:1             29577              31550          26032
            2             31006              33721          26461
            3             31632              33835          27384



Emerging Markets Value

Growth of $25,000(1)

[Line Chart Appears Here]


                                                            Emerging
                                                            Markets
                                                            Value after
                                                            deduction of 2%
                                                            purchase and 2%
                                         MSCI Emerging      redemption fees--
                                         Markets Free       both paid to the
                     Lipper Emerging        Index           portfolio, not to
                     Markets Index     (before all costs)   Bernstein
                                                            See footnote 2 on
                                                              facing page

                          25000              25000          25000
         96:1             27272              26777          26784
            2             26954              26351          26760
            3             27178              26557          27071
            4             28131              27618          28422
            5             28407              27495          28266
            6             28461              27667          27932
            7             26805              25776          26186
            8             27536              26436          26174
            9             27818              26665          26090
           10             27175              25954          24942
           11             27794              26388          25803
           12             28037              26508          26226
         97:1             30166              28316          28281
            2             31243              29528          28953
            3             30442              28753          28593
            4             30448              28804          28100
            5             31498              29628          28401
            6             33048              31214          29230
            7             34010              31680          30395
            8             30275              27648          27115
            9             31368              28414          27079
           10             26132              23752          22898
           11             24939              22885          20700
           12             25166              23437          19952
         98:1             23415              21599          19113
            2             25419              23853          20954
            3             26311              24888          21956
            4             26366              24617          21405
            5             22430              21243          18687
            6             20304              19015          16433
            7             20923              19618          16595
            8             14928              13946          12374
            9             15488              14830          12663
           10             16977              16392          14128
           11             18118              17755          15618
           12             17891              17498          15743
         99:1             17528              17216          15350
            2             17377              17383          15553
            3             19313              19674          17581
            4             21996              22108          21092
            5             21729              21980          21498
            6             24170              24474          23767
            7             23568              23809          23133
            8             23306              24026          23222
            9             22479              23213          21950
           10             23155              23707          22099
           11             25709              25833          23552
           12             30227              29118          26693
         00:1             29876              29292          25794
            2             30766              29678          24957
            3             30859              29823          25082

Taxable-Bond Portfolios

Intermediate Duration

Growth of $25,000(1)

[Line Chart Appears Here]

                     Lehman Brothers
                     Aggregate Bond      Intermediate
                         Index             Duration       Lipper Intermediate
       Yr:Month    (before all costs)  (after all costs)  Bond Composite

         89:1             25000              25000          25000
            2             24820              24865          24898
            3             24927              25000          24982
            4             25448              25432          25397
            5             26117              25948          25869
            6             26911              26694          26462
            7             27484              27103          26919
            8             27077              26868          26658
            9             27215              27003          26768
           10             27885              27602          27228
           11             28150              27776          27424
           12             28226              27846          27501
         90:1             27890              27522          27289
            2             27979              27602          27365
            3             27999              27649          27409
            4             27741              27427          27269
            5             28562              28083          27861
            6             29022              28447          28207
            7             29424              28769          28534
            8             29030              28480          28326
            9             29272              28597          28447
           10             29645              28879          28618
           11             30283              29443          29082
           12             30757              29892          29457
         91:1             31138              30044          29731
            2             31403              30478          30004
            3             31620              30782          30229
            4             31961              31132          30574
            5             32146              31361          30773
            6             32130              31371          30773
            7             32577              31798          31124
            8             33281              32494          31749
            9             33956              33042          32324
           10             34333              33469          32666
           11             34649              33818          32987
           12             35678              35005          33920
         92:1             35193              34509          33533
            2             35422              34754          33661
            3             35222              34594          33530
            4             35476              34848          33764
            5             36146              35499          34308
            6             36644              35991          34798
            7             37391              36844          35592
            8             37770              37051          35891
            9             38218              37443          36372
           10             37711              36919          35830
           11             37719              37071          35726
           12             38319              37692          36222
         93:1             39054              38306          36947
            2             39738              38962          37619
            3             39904              39109          37766
            4             40182              39343          38034
            5             40234              39503          38004
            6             40962              40374          38676
            7             41195              40778          38839
            8             41917              41611          39557
            9             42030              41673          39712
           10             42187              41895          39839
           11             41828              41396          39484
           12             42055              41589          39670
         94:1             42622              42150          40174
            2             41881              41399          39459
            3             40846              40633          38598
            4             40520              40296          38251
            5             40516              40251          38194
            6             40426              40172          38121
            7             41231              40833          38693
            8             41280              40805          38770
            9             40674              40199          38332
           10             40637              40152          38275
           11             40548              40034          38164
           12             40828              40276          38347
         95:1             41636              41077          38956
            2             42626              41895          39767
            3             42888              42115          40013
            4             43487              42631          40530
            5             45170              44120          41960
            6             45501              44477          42225
            7             45399              44303          42111
            8             45947              44811          42582
            9             46394              45353          42957
           10             46998              46074          43490
           11             47702              46722          44098
           12             48371              47458          44658
         96:1             48692              47630          44953
            2             47846              46700          44185
            3             47513              46435          43884
            4             47246              46241          43616
            5             47150              46218          43538
            6             47783              46715          44034
            7             47914              46889          44135
            8             47834              46899          44100
            9             48668              47645          44819
           10             49746              48616          45724
           11             50598              49536          46497
           12             50127              49158          46088
         97:1             50281              49215          46222
            2             50406              49317          46314
            3             49847              48794          45828
            4             50593              49429          46423
            5             51072              49802          46823
            6             51678              50402          47342
            7             53071              51431          48559
            8             52619              51177          48132
            9             53395              51772          48801
           10             54169              52474          49377
           11             54419              52619          49515
           12             54967              52922          49961
         98:1             55672              53540          50605
            2             55630              53540          50534
            3             55822              53715          50711
            4             56113              53924          50929
            5             56645              54413          51382
            6             57126              54679          51752
            7             57247              54896          51851
            8             58179              55438          52483
            9             59541              56219          53643
           10             59226              55768          53252
           11             59562              56338          53497
           12             59742              56559          53673
         99:1             60168              57106          54017
            2             59118              56279          53012
            3             59445              56714          53394
            4             59634              56946          53554
            5             59115              56731          52997
            6             58923              56592          52801
            7             58672              56324          52621
            8             58642              56207          52537
            9             59323              56803          53062
           10             59542              56898          53131
           11             59538              56987          53174
           12             59250              56923          52945
         00:1             59056              56722          52749
            2             59771              57304          53261
            3             60558              57890          53873


Short Duration Plus

Growth of $25,000(1)

[Line Chart Appears Here]


                 Merrill Lynch 1-3 Year  Short Duration     Lipper Short
                      Treasury Index     Plus (after all  Investment Grade
     Yr:Month      (before all costs)        costs)        Bond Composite

                          25000              25000          25000
         89:1             25198              25200          25208
            2             25198              25247          25253
            3             25313              25372          25377
            4             25701              25674          25671
            5             26086              25969          26005
            6             26574              26366          26392
            7             26967              26663          26727
            8             26800              26653          26677
            9             26958              26826          26815
           10             27365              27153          27161
           11             27610              27348          27354
           12             27720              27453          27480
         90:1             27743              27517          27469
            2             27873              27637          27612
            3             27967              27770          27739
            4             28022              27812          27789
            5             28450              28152          28164
            6             28750              28399          28431
            7             29109              28676          28889
            8             29196              28799          28947
            9             29436              28939          29112
           10             29760              29153          29319
           11             30051              29391          29621
           12             30416              29723          29905
         91:1             30694              29845          30099
            2             30877              30225          30340
            3             31085              30514          30577
            4             31379              30847          30883
            5             31569              31109          31099
            6             31698              31246          31176
            7             31974              31533          31454
            8             32413              31918          31882
            9             32763              32198          32261
           10             33114              32575          32580
           11             33458              32930          32887
           12             33967              33404          33459
         92:1             33915              33364          33372
            2             34033              33526          33495
            3             34020              33521          33482
            4             34333              33881          33713
            5             34645              34236          34050
            6             34998              34608          34411
            7             35390              34968          34848
            8             35702              35102          35085
            9             36041              35287          35394
           10             35825              35147          35153
           11             35766              35255          35090
           12             36106              35509          35374
         93:1             36482              35792          35788
            2             36794              36056          36139
            3             36904              36189          36258
            4             37133              36321          36472
            5             37029              36434          36457
            6             37302              36773          36760
            7             37388              36946          36863
            8             37714              37200          37191
            9             37837              37225          37325
           10             37911              37368          37433
           11             37920              37275          37381
           12             38060              37435          37538
         94:1             38305              37690          37819
            2             38060              37522          37543
            3             37870              37320          37232
            4             37736              37293          37057
            5             37790              37333          37071
            6             37902              37408          37097
            7             38228              37682          37405
            8             38362              37755          37532
            9             38275              37650          37435
           10             38361              37740          37480
           11             38190              37547          37386
           12             38277              37640          37412
         95:1             38809              38104          37786
            2             39343              38581          38281
            3             39562              38736          38484
            4             39915              39076          38842
            5             40612              39615          39572
            6             40830              39835          39794
            7             41000              39970          39885
            8             41243              40202          40161
            9             41444              40422          40394
           10             41794              40784          40721
           11             42163              41076          41067
           12             42487              41441          41391
         96:1             42848              41668          41702
            2             42667              41521          41543
            3             42629              41508          41506
            4             42665              41593          41523
            5             42752              41676          41589
            6             43059              41913          41876
            7             43229              42113          42035
            8             43377              42298          42161
            9             43770              42660          42541
           10             44263              43167          42979
           11             44602              43454          43318
           12             44602              43424          43318
         97:1             44812              43663          43509
            2             44915              43781          43635
            3             44897              43770          43587
            4             45264              44072          43918
            5             45573              44339          44217
            6             45887              44610          44504
            7             46391              44949          44990
            8             46434              45058          45012
            9             46786              45308          45341
           10             47134              45582          45594
           11             47248              45699          45699
           12             47571              45830          45960
         98:1             48033              46237          46360
            2             48074              46299          46411
            3             48270              46405          46587
            4             48496              46609          46792
            5             48754              46809          47035
            6             49008              46993          47242
            7             49237              47245          47436
            8             49856              47568          47759
            9             50517              48073          48322
           10             50765              48127          48298
           11             50720              48294          48399
           12             50899              48549          48578
         99:1             51101              48776          48797
            2             50852              48619          48587
            3             51205              48975          48952
            4             51370              49153          49133
            5             51337              49241          49039
            6             51497              49400          49118
            7             51660              49529          49162
            8             51810              49635          49241
            9             52147              49911          49590
           10             52285              50049          49709
           11             52384              50225          49854
           12             52459              50384          49933
         00:1             52440              50372          49918
            2             52789              50654          50238
            3             53116              50900          50524


Government Short Duration

Growth of $25,000(1)

[Line Chart Appears Here]

                       Merrill Lynch
                         1-3 Year
                         Treasury
                          Index         Lipper Short        Government
                       (before all      U.S. Government    Short Duration
       Yr:Month           costs)        Bond Composite   (after all costs)

                          25000              25000           25000
         89:2             25000              25003           25037
            3             25115              25108           25129
            4             25499              25469           25460
            5             25882              25660           25740
            6             26366              26104           26140
            7             26756              26464           26441
            8             26590              26292           26361
            9             26747              26432           26520
           10             27151              26839           26880
           11             27394              27051           27044
           12             27503              27156           27176
         90:1             27525              27115           27196
            2             27654              27240           27327
            3             27748              27322           27434
            4             27802              27352           27496
            5             28227              27759           27854
            6             28524              28043           28097
            7             28880              28371           28393
            8             28967              28416           28515
            9             29205              28626           28718
           10             29526              28918           28997
           11             29816              29236           29267
           12             30177              29564           29615
         91:1             30454              29833           29844
            2             30635              30003           30055
            3             30841              30168           30219
            4             31133              30446           30472
            5             31321              30616           30636
            6             31450              30680           30723
            7             31724              30972           30984
            8             32159              31396           31393
            9             32506              31763           31724
           10             32854              32081           32079
           11             33196              32386           32424
           12             33700              32917           32938
         92:1             33649              32723           32804
            2             33767              32808           32839
            3             33753              32765           32737
            4             34064              33034           33115
            5             34374              33381           33472
            6             34724              33698           33845
            7             35113              34102           34198
            8             35422              34382           34285
            9             35759              34660           34441
           10             35544              34390           34362
           11             35486              34335           34439
           12             35823              34665           34707
         93:1             36196              35101           34953
            2             36505              35435           35181
            3             36615              35548           35253
            4             36842              35747           35350
            5             36739              35704           35422
            6             37009              36036           35715
            7             37095              36134           35869
            8             37419              36488           36165
            9             37540              36590           36200
           10             37614              36652           36319
           11             37623              36546           36212
           12             37762              36677           36304
         94:1             38005              36927           36510
            2             37762              36620           36334
            3             37574              36243           36234
            4             37441              35986           36125
            5             37494              35921           36150
            6             37605              35918           36234
            7             37928              36208           36530
            8             38062              36292           36624
            9             37975              36165           36508
           10             38061              36186           36590
           11             37891              36042           36428
           12             37977              36121           36456
         95:1             38505              36569           36932
            2             39034              37092           37399
            3             39252              37285           37583
            4             39602              37605           37914
            5             40294              38346           38495
            6             40510              38538           38766
            7             40678              38584           38855
            8             40920              38866           39066
            9             41119              39087           39262
           10             41466              39435           39568
           11             41833              39814           39866
           12             42154              40144           40142
         96:1             42512              40433           40350
            2             42332              40247           40231
            3             42295              40199           40246
            4             42330              40207           40224
            5             42417              40255           40271
            6             42722              40525           40527
            7             42890              40659           40681
            8             43037              40768           40820
            9             43427              41119           41133
           10             43916              41551           41580
           11             44253              41871           41856
           12             44253              41858           41783
         97:1             44460              42055           42006
            2             44563              42164           42113
            3             44545              42088           42103
            4             44909              42396           42392
            5             45215              42646           42650
            6             45527              42872           42913
            7             46027              43318           43241
            8             46070              43335           43314
            9             46419              43634           43549
           10             46764              43939           43848
           11             46878              44036           43927
           12             47198              44252           44142
         98:1             47656              44628           44461
            2             47697              44659           44515
            3             47891              44807           44648
            4             48116              44981           44808
            5             48372              45211           44995
            6             48624              45410           45198
            7             48851              45591           45430
            8             49465              46056           45805
            9             50121              46618           46316
           10             50367              46698           46453
           11             50323              46688           46485
           12             50501              46824           46594
         99:1             50700              47048           46768
            2             50453              46865           46628
            3             50804              47141           46939
            4             50967              47325           47114
            5             50935              47283           47097
            6             51094              47297           47215
            7             51256              47358           47341
            8             51404              47444           47440
            9             51738              47742           47735
           10             51875              47867           47869
           11             51974              47991           47990
           12             52048              48005           48031
         00:1             52029              48039           48030
            2             52375              48313           48302
            3             52700              48695           48542


--------------------------------------------------------------------------------

 1 Past performance is not predictive of future results. The Lipper composites are the equal-weighted average returns of the funds in the cited categories. Indexes are theoretical measures of stock- and bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. For International Value, the index is the Morgan Stanley Capital International (MSCI) EAFE index of major stock markets in Europe, Australia and the Far East, with countries weighted according to gross domestic product and currency positions half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free Index. Fixed-income indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities; the Merrill Lynch 1-3 Year Treasury index, which includes short-term Treasury bonds; the Lehman Brothers Five-Year G/O Index, which includes general obligation municipal bonds at five-year maturities; and the Lehman Brothers One-Year Municipal Index, which includes municipal bonds with maturities of up to 1.99 years.

--------------------------------------------------------------------------------
4    Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Intermediate and Short-Term)

Diversified Municipal

Growth of $25,000(1)


                           [Line Chart Appears Here]


                                           Lipper
                     Lehman Brothers     Intermediate    Diversified
                   Five-Year G/O Index    Municipal       Municipal
     Yr:Month      (before all costs)     Composite    (after all costs)

         89:1            25000               25000          25000
            2            24735               24893          24863
            3            24577               24820          24736
            4            24999               25212          25164
            5            25454               25550          25550
            6            25734               25829          25878
            7            26110               26128          26189
            8            26008               26011          26027
            9            26021               25972          25973
           10            26250               26203          26266
           11            26584               26510          26602
           12            26799               26743          26769
         90:1            26812               26679          26669
            2            27013               26884          26843
            3            26930               26868          26823
            4            26841               26723          26741
            5            27332               27177          27152
            6            27532               27405          27351
            7            27859               27748          27637
            8            27764               27501          27510
            9            27823               27592          27622
           10            28232               27934          28022
           11            28638               28375          28403
           12            28744               28517          28590
         91:1            29167               28845          28933
            2            29432               29096          29187
            3            29365               29111          29102
            4            29732               29416          29448
            5            29883               29622          29565
            6            29877               29593          29545
            7            30176               29856          29774
            8            30565               30166          30144
            9            30941               30504          30443
           10            31176               30758          30652
           11            31276               30841          30818
           12            31980               31433          31500
         92:1            32041               31521          31450
            2            32060               31555          31425
            3            31954               31489          31229
            4            32235               31732          31393
            5            32525               32068          31803
            6            32994               32520          32239
            7            33858               33486          33167
            8            33604               33148          32915
            9            33816               33343          33154
           10            33708               33067          32796
           11            34116               33622          33281
           12            34354               33915          33560
         93:1            34725               34298          33893
            2            35632               35320          34711
            3            35229               34938          34381
            4            35455               35225          34587
            5            35579               35362          34642
            6            36059               35875          35137
            7            36084               35879          35040
            8            36575               36542          35639
            9            36838               36966          36007
           10            36894               37044          36062
           11            36787               36807          35883
           12            37291               37436          36391
         94:1            37641               37833          36706
            2            36937               37008          36065
            3            36114               35957          35366
            4            36478               36141          35368
            5            36683               36408          35587
            6            36598               36303          35483
            7            36997               36760          35871
            8            37175               36903          36012
            9            36896               36527          35719
           10            36689               36100          35420
           11            36454               35562          35020
           12            36775               36091          35475
         95:1            37128               36799          36132
            2            37667               37572          36876
            3            38266               37910          37259
            4            38369               37974          37321
            5            39209               38878          38266
            6            39241               38734          38107
            7            39790               39094          38458
            8            40192               39478          38841
            9            40312               39651          38993
           10            40482               40032          39376
           11            40826               40464          39818
           12            41050               40735          40075
         96:1            41539               41078          40373
            2            41398               40946          40264
            3            41178               40483          39891
            4            41116               40406          39808
            5            41067               40386          39813
            6            41359               40629          40080
            7            41632               40986          40366
            8            41719               40994          40331
            9            42032               41343          40701
           10            42423               41740          41035
           11            43012               42362          41640
           12            42948               42234          41532
         97:1            43064               42323          41687
            2            43370               42632          41938
            3            42880               42189          41599
            4            43094               42396          41851
            5            43564               42900          42281
            6            43947               43286          42594
            7            44743               44230          43376
            8            44505               43867          43145
            9            44906               44319          43532
           10            45180               44523          43687
           11            45324               44687          43832
           12            45732               45246          44307
         98:1            46135               45626          44617
            2            46190               45644          44677
            3            46269               45644          44709
            4            46047               45402          44638
            5            46595               46043          45043
            6            46739               46172          45175
            7            46907               46250          45297
            8            47541               46925          45750
            9            48025               47432          46137
           10            48126               47418          46223
           11            48194               47503          46252
           12            48406               47665          46356
         99:1            48895               48208          46841
            2            48836               47933          46767
            3            48904               47890          46802
            4            49046               48020          46924
            5            48879               47731          46795
            6            48337               47049          46390
            7            48593               47265          46545
            8            48593               47029          46470
            9            48763               47048          46491
           10            48656               46704          46295
           11            48914               47097          46673
           12            48752               46875          46566
         00:1            48730               46655          46487
            2            48880               47010          46726
            3            49318               47672          47350


California Municipal

Growth of $25,000(1)


                           [Line Chart Appears Here]


                                           Lipper
                                        Intermediate
                     Lehman Brothers     California      California
                   Five-Year G/O Index    Municipal       Municipal
     Yr:Month      (before all costs)     Composite    (after all costs)

         90:8            25000               25000          25000
            9            25053               24988          25155
           10            25421               25452          25459
           11            25787               26015          25844
           12            25882               26127          26072
         91:1            26263               26424          26340
            2            26502               26557          26649
            3            26441               26578          26566
            4            26771               26942          26814
            5            26908               27184          26937
            6            26902               27108          26889
            7            27171               27472          27112
            8            27522               27796          27378
            9            27860               28168          27686
           10            28072               28430          27891
           11            28162               28510          27989
           12            28796               29051          28558
         92:1            28850               29133          28610
            2            28868               29153          28600
            3            28772               29074          28370
            4            29026               29278          28578
            5            29287               29571          28916
            6            29709               29952          29279
            7            30487               30776          30091
            8            30258               30440          29901
            9            30449               30626          30111
           10            30352               30292          29803
           11            30719               30792          30239
           12            30934               31054          30500
         93:1            31268               31389          30820
            2            32084               32347          31647
            3            31721               32001          31314
            4            31924               32253          31469
            5            32036               32369          31577
            6            32469               32826          31950
            7            32491               32796          31855
            8            32933               33423          32374
            9            33170               33820          32702
           10            33220               33875          32727
           11            33124               33637          32544
           12            33578               34240          33015
         94:1            33893               34609          33326
            2            33259               33838          32694
            3            32518               32890          32066
            4            32846               33025          32043
            5            33030               33246          32213
            6            32954               33140          32168
            7            33313               33617          32562
            8            33473               33745          32664
            9            33222               33428          32381
           10            33036               32970          32096
           11            32825               32459          31737
           12            33114               32825          31975
         95:1            33431               33495          32592
            2            33916               34239          33414
            3            34455               34578          33727
            4            34549               34626          33804
            5            35305               35481          34674
            6            35333               35258          34446
            7            35828               35635          34807
            8            36190               36027          35120
            9            36298               36229          35330
           10            36451               36624          35701
           11            36761               37048          36150
           12            36963               37252          36362
         96:1            37403               37584          36708
            2            37276               37460          36580
            3            37078               37029          36160
            4            37022               36999          36109
            5            36978               36988          36084
            6            37241               37240          36350
            7            37486               37571          36604
            8            37565               37571          36626
            9            37847               37879          36955
           10            38199               38266          37284
           11            38730               38874          37797
           12            38672               38730          37716
         97:1            38776               38804          37822
            2            39051               39052          38042
            3            38610               38681          37705
            4            38803               38863          37898
            5            39226               39372          38309
            6            39571               39730          38619
            7            40288               40648          39374
            8            40074               40307          39162
            9            40435               40710          39476
           10            40681               40820          39611
           11            40812               40987          39739
           12            41179               41479          40108
         98:1            41541               41869          40439
            2            41591               41927          40519
            3            41662               41856          40487
            4            41462               41617          40393
            5            41955               42192          40840
            6            42085               42302          40959
            7            42237               42428          41068
            8            42807               43065          41530
            9            43244               43702          41989
           10            43334               43641          42030
           11            43395               43759          42140
           12            43586               43776          42163
         99:1            44026               44289          42589
            2            43973               44080          42484
            3            44035               44147          42539
            4            44163               44182          42586
            5            44012               43912          42376
            6            43524               43289          42044
            7            43755               43527          42208
            8            43755               43335          42105
            9            43908               43491          42243
           10            43811               43122          42035
           11            44043               43505          42342
           12            43898               43192          42137
         00:1            43878               43218          42158
            2            44013               43581          42497
            3            44407               44261          43082


New York Municipal

Growth of $25,000(1)


                           [Line Chart Appears Here]


                                           Lipper
                                        Intermediate
                     Lehman Brothers      New York        New York
                   Five-Year G/O Index    Municipal       Municipal
     Yr:Month      (before all costs)     Composite    (after all costs)

         89:1            25000               25000          25000
            2            24735               24750          24881
            3            24577               24750          24809
            4            24999               25389          25201
            5            25454               25868          25589
            6            25734               26197          26022
            7            26110               26469          26313
            8            26008               26221          26154
            9            26021               26105          26119
           10            26250               26319          26415
           11            26584               26725          26731
           12            26799               26928          26872
         90:1            26812               26658          26733
            2            27013               26888          26912
            3            26930               26842          26920
            4            26841               26514          26800
            5            27332               27167          27193
            6            27532               27463          27412
            7            27859               27960          27703
            8            27764               27420          27579
            9            27823               27341          27718
           10            28232               27620          28096
           11            28638               28222          28494
           12            28744               28323          28658
         91:1            29167               28706          28979
            2            29432               28878          29257
            3            29365               28985          29267
            4            29732               29437          29548
            5            29883               29664          29712
            6            29877               29634          29717
            7            30176               30117          29973
            8            30565               30554          30301
            9            30941               31015          30585
           10            31176               31313          30796
           11            31276               31354          30916
           12            31980               31999          31642
         92:1            32041               31823          31552
            2            32060               31941          31632
            3            31954               32043          31492
            4            32235               32383          31761
            5            32525               32856          32079
            6            32994               33536          32544
            7            33858               34763          33479
            8            33604               34235          33211
            9            33816               34338          33432
           10            33708               34018          33106
           11            34116               34586          33551
           12            34354               34901          33820
         93:1            34725               35271          34138
            2            35632               36294          35046
            3            35229               35960          34698
            4            35455               36233          34941
            5            35579               36415          35058
            6            36059               36884          35516
            7            36084               36873          35424
            8            36575               37507          35981
            9            36838               37822          36334
           10            36894               37909          36393
           11            36787               37652          36170
           12            37291               38296          36714
         94:1            37641               38701          37013
            2            36937               37916          36374
            3            36114               36903          35650
            4            36478               37092          35660
            5            36683               37388          35938
            6            36598               37317          35864
            7            36997               37761          36314
            8            37175               37882          36384
            9            36896               37503          36038
           10            36689               37068          35665
           11            36454               36527          35237
           12            36775               37053          35779
         95:1            37128               37661          36416
            2            37667               38418          37197
            3            38266               38718          37522
            4            38369               38795          37644
            5            39209               39714          38626
            6            39241               39583          38465
            7            39790               39971          38791
            8            40192               40395          39206
            9            40312               40548          39330
           10            40482               40950          39721
           11            40826               41392          40171
           12            41050               41641          40419
         96:1            41539               41990          40725
            2            41398               41801          40529
            3            41178               41379          40181
            4            41116               41263          40131
            5            41067               41201          40108
            6            41359               41482          40379
            7            41632               41884          40673
            8            41719               41859          40646
            9            42032               42269          41026
           10            42423               42654          41401
           11            43012               43336          41928
           12            42948               43176          41845
         97:1            43064               43228          41973
            2            43370               43560          42260
            3            42880               43094          41887
            4            43094               43318          42143
            5            43564               43886          42548
            6            43947               44312          42870
            7            44743               45344          43663
            8            44505               44950          43396
            9            44906               45417          43790
           10            45180               45576          43981
           11            45324               45758          44099
           12            45732               46349          44582
         98:1            46135               46743          44931
            2            46190               46757          44962
            3            46269               46710          44995
            4            46047               46402          44826
            5            46595               47125          45370
            6            46739               47281          45542
            7            46907               47333          45602
            8            47541               48052          46164
            9            48025               48624          46556
           10            48126               48610          46675
           11            48194               48673          46771
           12            48406               48863          46904
         99:1            48895               49444          47428
            2            48836               49157          47282
            3            48904               49103          47314
            4            49046               49226          47407
            5            48879               48931          47208
            6            48337               48216          46726
            7            48593               48443          46917
            8            48593               48244          46840
            9            48763               48288          46899
           10            48656               47877          46668
           11            48914               48318          47056
           12            48752               48076          46889
         00:1            48730               47874          46846
            2            48880               48257          47163
            3            49318               49044          47763



Short Duration Diversified Municipal

Growth of $25,000(1)


                           [Line Chart Appears Here]


                       Lehman
                      Brothers             Lipper          Short Duration
                      One-Year           Short-Term         Diversified
                   Municipal Index        Municipal          Municipal
     Yr:Month     (before all costs)      Composite      (after all costs)

        94:10            25000               25000               25000
           11            25038               24918               25015
           12            25102               25007               25112
         95:1            25231               25187               25255
            2            25402               25424               25462
            3            25570               25584               25617
            4            25663               25669               25684
            5            25904               25938               25959
            6            25992               26032               26072
            7            26182               26185               26204
            8            26321               26313               26314
            9            26394               26377               26366
           10            26502               26503               26479
           11            26628               26662               26616
           12            26728               26777               26709
         96:1            26881               26937               26844
            2            26946               26970               26878
            3            26964               26919               26869
            4            27028               26948               26901
            5            27096               27007               26968
            6            27228               27105               27053
            7            27343               27229               27168
            8            27396               27289               27206
            9            27520               27423               27336
           10            27661               27574               27441
           11            27828               27745               27608
           12            27888               27789               27657
         97:1            28049               27886               27786
            2            28139               28006               27854
            3            28125               27934               27827
            4            28238               28029               27913
            5            28380               28199               28058
            6            28493               28343               28167
            7            28668               28573               28298
            8            28704               28573               28335
            9            28852               28767               28477
           10            28963               28871               28564
           11            29052               28957               28624
           12            29182               29114               28752
         98:1            29335               29262               28882
            2            29437               29332               28971
            3            29521               29394               29036
            4            29557               29394               29078
            5            29711               29576               29204
            6            29820               29677               29271
            7            29922               29772               29379
            8            30103               29986               29512
            9            30246               30142               29622
           10            30389               30245               29727
           11            30480               30302               29813
           12            30566               30402               29885
         99:1            30737               30566               30035
            2            30847               30569               30143
            3            30873               30612               30184
            4            30944               30689               30244
            5            31005               30701               30293
            6            30977               30593               30288
            7            31088               30691               30363
            8            31164               30694               30398
            9            31269               30768               30483
           10            31337               30777               30513
           11            31434               30822               30631
           12            31460               30885               30652
         00:1            31580               30904               30745
            2            31675               31018               30818
            3            31812               31167               30942


Short Duration California Municipal

Growth of $25,000(1)


                           [Line Chart Appears Here]


                      Lehman Brothers           Lipper          Short Duration
                          One-Year            Short-Term          California
                      Municipal Index         Municipal           Municipal
      Yr:Month       (before all costs)       Composite       (after all costs)

         94:10          25000                25000                 25000
            11          25038                24198                 24978
            12          25102                25007                 25055
          95:1          25231                25187                 25202
             2          25402                25424                 25451
             3          25570                25584                 25566
             4          25663                25669                 25668
             5          25904                25938                 25915
             6          25992                26032                 26000
             7          26182                26185                 26185
             8          26321                26313                 26267
             9          26394                26377                 26332
            10          26502                26503                 26442
            11          26628                26662                 26554
            12          26728                26777                 26631
          96:1          26881                26937                 26786
             2          26946                26970                 26813
             3          26964                26919                 26793
             4          27028                26948                 26841
             5          27096                27007                 26885
             6          27228                27105                 26990
             7          27343                27229                 27105
             8          27396                27289                 27146
             9          27520                27423                 27256
            10          27661                27574                 27384
            11          27828                27745                 27530
            12          27888                27889                 27578
          97:1          28049                27886                 27683
             2          28139                28006                 27747
             3          28125                27934                 27740
             4          28238                28029                 27824
             5          28380                28199                 27923
             6          28493                28343                 28030
             7          28668                28573                 28178
             8          28704                28573                 28209
             9          28852                28767                 28317
            10          28963                28871                 28393
            11          29052                28957                 28446
            12          29182                29114                 28571
          98:1          29335                29262                 28693
             2          29437                29332                 28778
             3          29521                29394                 28837
             4          29557                29394                 28849
             5          29711                29576                 28967
             6          29820                29677                 29055
             7          29922                29772                 29190
             8          30103                29986                 29317
             9          30246                30142                 29443
            10          30389                30245                 29569
            11          30480                30302                 29655
            12          30566                30402                 29686
          99:1          30737                30566                 29832
             2          30847                30569                 29915
             3          30873                30612                 29929
             4          30944                30689                 30007
             5          31005                30701                 30024
             6          30977                30593                 30014
             7          31088                30691                 30115
             8          31164                30694                 30168
             9          31269                30768                 30296
            10          31337                30777                 30326
            11          31434                30882                 30393
            12          31460                30885                 30388
          00:1          31580                30904                 30497
             2          31675                31018                 30614
             3          31812                31167                 30727


Short Duration New York Municipal

Growth of $25,000(1)


                           [Line Chart Appears Here]


                    Lehman Brothers           Lipper            Short Duration
                       One-Year             Short-Term             New York
                    Municipal Index          Municipal            Municipal
    Yr: Month     (before all costs)         Composite        (after all costs)

        94:10          25000                  25000                 25000
           11          25038                  24918                 24970
           12          25102                  25007                 25062
         95:1          25231                  25187                 25212
            2          25402                  25424                 25450
            3          25570                  25584                 25582
            4          25663                  25669                 25659
            5          25904                  25938                 25882
            6          25992                  26032                 25984
            7          26182                  26185                 26124
            8          26321                  26313                 26221
            9          26394                  26377                 26284
           10          26502                  26503                 26374
           11          26628                  26662                 26496
           12          26728                  26777                 26583
         96:1          26881                  26937                 26736
            2          26946                  26970                 26803
            3          26964                  26919                 26783
            4          27028                  26948                 26806
            5          27096                  27007                 26871
            6          27228                  27105                 26956
            7          27343                  27229                 27075
            8          27396                  27289                 27073
            9          27520                  27423                 27213
           10          27661                  27574                 27350
           11          27828                  27745                 27486
           12          27888                  27789                 27520
         97:1          28049                  27886                 27636
            2          28139                  28006                 27707
            3          28125                  27934                 27685
            4          28238                  28029                 27779
            5          28380                  28199                 27890
            6          28493                  28343                 28005
            7          28668                  28573                 28140
            8          28704                  28573                 28158
            9          28852                  28767                 28300
           10          28963                  28871                 28388
           11          29052                  28957                 28448
           12          29182                  29114                 28553
         98:1          29335                  29262                 28687
            2          29437                  29332                 28755
            3          29521                  29394                 28823
            4          29557                  29394                 28844
            5          29711                  29576                 28970
            6          29820                  29677                 29061
            7          29922                  29772                 29150
            8          30103                  29986                 29282
            9          30246                  30142                 29391
           10          30389                  30245                 29497
           11          30480                  30302                 29565
           12          30566                  30402                 29628
         99:1          30737                  30566                 29781
            2          30847                  30569                 29847
            3          30873                  30612                 29914
            4          30944                  30689                 29957
            5          31005                  30701                 29988
            6          30977                  30593                 29966
            7          31088                  30691                 30052
            8          31164                  30694                 30096
            9          31269                  30768                 30167
           10          31337                  30777                 30205
           11          31434                  30882                 30309
           12          31460                  30885                 30310
         00:1          31580                  30904                 30388
            2          31675                  31018                 30484
            3          31812                  31167                 30582

--------------------------------------------------------------------------------

 2 Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have increased to $26,116.

--------------------------------------------------------------------------------
                                                        2000 Semiannual Report 5

Sanford C. Bernstein Fund, Inc.
Statements of Assets and Liabilities--March 31, 2000 (Unaudited)



                                                                            BERNSTEIN            BERNSTEIN             BERNSTEIN
                                                                           TAX-MANAGED          INTERNATIONAL           EMERGING
                                                                       INTERNATIONAL VALUE          VALUE             MARKETS VALUE
                                                                            PORTFOLIO            PORTFOLIO II           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)           $ 3,369,037,903      $ 2,184,726,899      $   712,739,612
  Investments in securities at value--affiliated issuers
   (Note 3) (b)                                                                        0                    0            4,331,496
  Foreign currency at value (c)                                               70,925,672           46,260,246            4,300,954
  Cash in bank                                                                       801                1,841            5,520,582
  Receivables:
    Interest                                                                       3,666                6,335                  182
    Dividends                                                                 15,381,021           10,192,640            3,036,471
    Investment securities sold                                                34,778,919           16,641,272              456,139
    Capital shares sold                                                        3,760,695            2,163,341            1,347,810
    Foreign withholding tax reclaims                                           1,594,441            1,116,520                    0
    Margin due from broker on futures contracts                                        0               32,049                    0
  Unamortized organization expenses (Note 1)                                           0                    0                6,814
  Collateral held for securities loaned (Note 1)                             557,813,020          113,048,267                    0
  Other assets                                                                    87,211               43,364               25,894
  Appreciation on foreign currency contracts (Note 3D)                         3,985,412            2,893,364                    0
                                                                         ---------------      ---------------      ---------------
  Total assets                                                             4,057,368,761        2,377,126,138          731,765,954
                                                                         ---------------      ---------------      ---------------

LIABILITIES
  Payables:
    Bank borrowing                                                                     0                    0                    0
    Dividends to shareholders                                                          0                    0                    0
    Investment securities purchased                                              219,926                    0                    0
    Capital shares redeemed                                                   20,464,889           12,392,754            1,769,466
    Management fee (Note 2)                                                    2,748,978            1,806,382              787,520
    Shareholder servicing and administration fee (Note 2)                        740,077              478,245              157,504
    Accrued expenses                                                             577,735              152,924              179,764
    Foreign withholding and capital gains taxes                                1,930,574            1,278,310            2,636,588
    Margin owed to broker on futures contracts                                   240,686              674,455               70,200
  Depreciation on foreign currency contracts (Note 3D)                        21,970,017           13,144,678                    0
  Securities lending collateral (Note 1)                                     557,813,020          113,048,267                    0
                                                                         ---------------      ---------------      ---------------
  Total liabilities                                                          606,705,902          142,976,015            5,601,042
                                                                         ---------------      ---------------      ---------------
  NET ASSETS (d)                                                         $ 3,450,662,859      $ 2,234,150,123      $   726,164,912
                                                                         ===============      ===============      ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $         21.19      $         21.06      $         20.09
                                                                         ===============      ===============      ===============

NET ASSETS CONSIST OF:
  Capital stock, at par                                                  $       162,877      $       106,081      $        36,150
  Additional paid-in capital                                               2,648,703,412        2,044,119,665          691,729,776
  Undistributed net investment income/(excess distributions)                  18,743,635          (22,792,031)          (1,597,270)
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                             432,601,595          200,535,708            4,428,398
  Unrealized appreciation (depreciation) of:
    Investments and futures (net of accrued foreign
    capital gains taxes of $0, $0 and $2,335,619)                            368,385,451           22,120,533           31,587,195
    Foreign currencies                                                       (17,934,111)          (9,939,833)             (19,337)
                                                                         ---------------      ---------------      ---------------
                                                                         $ 3,450,662,859      $ 2,234,150,123      $   726,164,912
                                                                         ===============      ===============      ===============


(a) Cost: $3,001,929,823; $2,162,865,833; $665,355,359; $2,905,216,016;
$558,638,777; $121,124,134; $1,273,643,580; $500,996,941; and $722,413,815,
respectively (Note 1) (b) Cost: $17,891,482 (Note 1) (c) Cost: $70,565,265;
$45,704,471; and $4,336,720, respectively (Note 1) (d) Applicable to:
162,876,157; 106,081,078; 36,150,375; 177,464,381; 40,529,172; 9,143,466;
95,934,018; 37,403,267; and 55,089,857 shares of capital stock outstanding, respectively

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.
--------------------------------------------------------------------------------
6     Sanford C. Bernstein Fund, Inc.


                                                                           BERNSTEIN             BERNSTEIN            BERNSTEIN
                                                                          INTERMEDIATE             SHORT              GOVERNMENT
                                                                           DURATION            DURATION PLUS        SHORT DURATION
                                                                           PORTFOLIO             PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)           $ 2,837,756,815      $   550,640,780      $   120,036,878
  Investments in securities at value--affiliated issuers (Note 3) (b)                  0                    0                    0
  Foreign currency at value (c)                                                        0                    0                    0
  Cash in bank                                                                       982                    0                  781
  Receivables:
    Interest                                                                  22,553,730            4,728,903            1,019,698
    Dividends                                                                          0                    0                    0
    Investment securities sold                                               447,466,980           45,199,796            9,136,842
    Capital shares sold                                                          466,223              382,756               80,000
    Foreign withholding tax reclaims                                                   0                    0                    0
    Margin due from broker on futures contracts                                        0                    0                    0
  Unamortized organization expenses (Note 1)                                           0                    0                    0
  Collateral held for securities loaned (Note 1)                                       0                    0                    0
  Other assets                                                                    57,793               12,090                2,804
  Appreciation on foreign currency contracts (Note 3D)                         1,503,589              239,071                    0
                                                                         ---------------          -----------          -----------
  Total assets                                                             3,309,806,112          601,203,396          130,277,003
                                                                         ---------------          -----------          -----------


LIABILITIES
  Payables:
    Bank borrowing                                                                     0                  101                    0
    Dividends to shareholders                                                  4,201,394              842,876              162,396
    Investment securities purchased                                        1,080,242,831          103,778,910           16,669,837
    Capital shares redeemed                                                    3,602,359            1,119,752              223,617
    Management fee (Note 2)                                                      911,171              214,790               47,770
    Shareholder servicing and administration fee (Note 2)                        193,071               42,958                9,554
    Accrued expenses                                                             129,086               43,639               20,595
    Foreign withholding and capital gains taxes                                        0                    0                    0
    Margin owed to broker on futures contracts                                   316,500               83,000                    0
  Depreciation on foreign currency contracts (Note 3D)                                 0                    0                    0
  Securities lending collateral (Note 1)                                               0                    0                    0
                                                                         ---------------      ---------------      ---------------
  Total liabilities                                                        1,089,596,412          106,126,026           17,133,769
                                                                         ---------------      ---------------      ---------------
  NET ASSETS (d)                                                         $ 2,220,209,700      $   495,077,370      $   113,143,234
                                                                         ===============      ===============      ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $         12.51      $         12.22      $         12.37
                                                                         ===============      ===============      ===============

NET ASSETS CONSIST OF:
  Capital stock, at par                                                  $       177,466      $        40,530      $         9,144
  Additional paid-in capital                                               2,349,902,366          511,413,921          116,022,136
  Undistributed net investment income/(excess distributions)                  (4,597,094)            (997,068)              55,344
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                             (56,992,195)          (7,012,602)          (1,856,134)
  Unrealized appreciation (depreciation) of:
    Investments and futures (net of accrued foreign
    capital gains taxes of $0, $0 and $2,335,619)                            (69,773,608)          (8,604,934)          (1,087,256)
    Foreign currencies                                                         1,492,765              237,523                    0
                                                                         ---------------      ---------------      ---------------
                                                                         $ 2,220,209,700      $   495,077,370      $   113,143,234
                                                                         ===============      ===============      ===============





                                                                            BERNSTEIN          BERNSTEIN             BERNSTEIN
                                                                           DIVERSIFIED         CALIFORNIA             NEW YORK
                                                                            MUNICIPAL          MUNICIPAL             MUNICIPAL
                                                                            PORTFOLIO          PORTFOLIO             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (a)           $ 1,271,601,867      $   503,869,032      $   722,480,151
  Investments in securities at value--affiliated issuers (Note 3) (b)                  0                    0                    0
  Foreign currency at value (c)                                                        0                    0                    0
  Cash in bank                                                                     1,722               77,086                6,295
  Receivables:
    Interest                                                                  18,774,435            7,684,017           11,017,724
    Dividends                                                                          0                    0                    0
    Investment securities sold                                                 1,265,290                    0              305,000
    Capital shares sold                                                        2,818,794              701,050              112,150
    Foreign withholding tax reclaims                                                   0                    0                    0
    Margin due from broker on futures contracts                                        0                    0                    0
  Unamortized organization expenses (Note 1)                                           0                    0                    0
  Collateral held for securities loaned (Note 1)                                       0                    0                    0
  Other assets                                                                    32,561               12,968               18,510
  Appreciation on foreign currency contracts (Note 3D)                                 0                    0                    0
                                                                          ---------------      ---------------      ---------------
Total assets                                                               1,294,494,669          512,344,153          733,939,830
                                                                          ---------------      ---------------      ---------------


LIABILITIES
  Payables:
    Bank borrowing                                                                     0                    0                    0
    Dividends to shareholders                                                  1,553,463              591,255              887,314
    Investment securities purchased                                            6,050,180                    0                    0
    Capital shares redeemed                                                    1,966,691            1,120,840            2,044,942
    Management fee (Note 2)                                                      574,933              221,590              311,945
    Shareholder servicing and administration fee (Note 2)                        118,048               44,318               62,389
    Accrued expenses                                                              77,590               43,934               52,604
    Foreign withholding and capital gains taxes                                        0                    0                    0
    Margin owed to broker on futures contracts                                   134,000               51,000               15,500
  Depreciation on foreign currency contracts (Note 3D)                                 0                    0                    0
  Securities lending collateral (Note 1)                                               0                    0                    0
                                                                         ---------------      ---------------       --------------
  Total liabilities                                                           10,474,905            2,072,937            3,374,694
                                                                         ---------------      ---------------       ---------------
  NET ASSETS (d)                                                         $ 1,284,019,764      $   510,271,216      $   730,565,136
                                                                         ===============      ===============       ==============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $         13.38      $         13.64      $         13.26
                                                                         ===============      ===============       ==============

NET ASSETS CONSIST OF:
  Capital stock, at par                                                  $        95,935      $        37,404      $        55,090
  Additional paid-in capital                                               1,291,858,039          511,314,206          734,953,971
  Undistributed net investment income/(excess distributions)                      28,347              (32,972)               6,467
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                              (4,949,344)          (3,549,763)          (4,404,353)
  Unrealized appreciation (depreciation) of:
    Investments and futures (net of accrued foreign
    capital gains taxes of $0, $0 and $2,335,619)                             (3,013,213)           2,502,341              (46,039)
    Foreign currencies                                                                 0                    0                    0
                                                                         ---------------      ---------------       --------------
                                                                         $ 1,284,019,764      $   510,271,216      $   730,565,136
                                                                         ===============      ===============       ==============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                    2000 Semiannual Report     7

Sanford C. Bernstein Fund, Inc.
Statements of Assets and Liabilities--March 31, 2000 (Unaudited) (continued)


                                                                       BERNSTEIN             BERNSTEIN            BERNSTEIN
                                                                     SHORT DURATION       SHORT DURATION         SHORT DURATION
                                                                 DIVERSIFIED MUNICIPAL  CALIFORNIA MUNICIPAL   NEW YORK MUNICIPAL
                                                                      PORTFOLIO             PORTFOLIO             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated issuers (e)        $ 166,728,390      $  83,649,766      $ 112,158,899
  Investments in securities at value--affiliated issuers (Note 3)                 0                  0                  0
  Foreign currency at value                                                       0                  0                  0
  Cash in bank                                                                7,419                 65             55,784
  Receivables:
    Interest                                                              2,522,481          1,459,605          1,777,944
    Dividends                                                                     0                  0                  0
    Investment securities sold                                            4,800,531            668,100                  0
    Capital shares sold                                                      99,000                  0             37,383
    Foreign withholding tax reclaims                                              0                  0                  0
    Margin due from broker on futures contracts                                   0                  0                  0
  Unamortized organization expenses (Note 1)                                      0                  0                  0
  Collateral held for securities loaned (Note 1)                                  0                  0                  0
  Other assets                                                                3,600              2,325              2,188
  Appreciation on foreign currency contracts (Note 3D)                            0                  0                  0
                                                                      -------------      -------------      -------------
  Total assets                                                          174,161,421         85,779,861        114,032,198
                                                                      -------------      -------------      -------------

LIABILITIES
  Payables:
    Bank borrowing                                                                0                  0                  0
    Dividends to shareholders                                               197,547             78,855            134,414
    Investment securities purchased                                               0                  0                  0
    Capital shares redeemed                                                 956,190            600,907            718,954
    Management fee (Note 2)                                                  78,695             36,725             49,360
    Shareholder servicing and administration fee (Note 2)                    15,739              7,345              9,872
    Accrued expenses                                                         24,721             16,991             20,851
    Foreign withholding and capital gains taxes                                   0                  0                  0
    Margin owed to broker on futures contracts                                    0                  0                  0
  Depreciation on foreign currency contracts (Note 3D)                            0                  0                  0
  Securities lending collateral (Note 1)                                          0                  0                  0
                                                                      -------------      -------------      -------------
  Total liabilities                                                       1,272,892            740,823            933,451
                                                                      -------------      -------------      -------------
  NET ASSETS (f)                                                      $ 172,888,529      $  85,039,038      $ 113,098,747
                                                                      =============      =============      =============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                          $       12.41      $       12.45      $       12.28
                                                                      =============      =============      =============

NET ASSETS CONSIST OF:
  Capital stock, at par                                               $      13,936      $       6,830      $       9,207
  Additional paid-in capital                                            174,032,190         85,517,787        114,488,614
  Undistributed net investment income/(excess distributions)                 (9,678)           (20,838)                73
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                           (491,621)          (105,075)          (650,764)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                                (656,298)          (359,666)          (748,383)
    Foreign currencies                                                            0                  0                  0
                                                                      -------------      -------------      -------------
                                                                      $ 172,888,529      $  85,039,038      $ 113,098,747
                                                                      =============      =============      =============

(e) Cost: $167,384,688; $84,009,432; and $112,907,282, respectively (Note 1)
(f) Applicable to: 13,935,470; 6,830,156; and 9,206,716 shares of capital stock outstanding, respectively
See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.
--------------------------------------------------------------------------------
8 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.
Statements of Operations for the Six Months Ended March 31, 2000 (Unaudited)

                                                                    BERNSTEIN                                 BERNSTEIN
                                                                    TAX-MANAGED          BERNSTEIN            EMERGING
                                                                   INTERNATIONAL       INTERNATIONAL          MARKETS
                                                                       VALUE               VALUE                VALUE
                                                                      PORTFOLIO          PORTFOLIO II         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
    Interest                                                        $   2,261,388      $     851,985      $     248,319
    Dividends (net of foreign withholding taxes of
    $3,273,741, $2,181,178 and $535,928)                               22,099,335         15,231,377          7,378,651
                                                                    -------------      -------------      -------------
  Total income                                                         24,360,723         16,083,362          7,626,970
                                                                    -------------      -------------      -------------
  Expenses (Notes 1 and 2):
    Management fee                                                     16,958,351         11,303,170          4,861,010
    Shareholder servicing and administration fee                        4,571,764          3,000,881            972,202
    Custodian and transfer agent fees                                   1,123,761            596,818            698,255
    Auditing and tax consulting fees                                       56,948             27,590             10,756
    Insurance                                                              22,829             14,856              4,524
    Directors' fees and expenses                                           29,177              7,999              3,687
    Legal fees                                                              8,272              9,598              7,095
    Registration fees                                                      21,157             28,445             30,522
    Printing                                                               31,752             13,736              2,042
    Amortization of organization expense                                        0                  0              4,833
    Miscellaneous                                                          33,443              5,558             10,792
                                                                    -------------      -------------      -------------
  Total expenses                                                       22,857,454         15,008,651          6,605,718
                                                                    -------------      -------------      -------------
  Net investment income                                                 1,503,269          1,074,711          1,021,252
                                                                    -------------      -------------      -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions (net of foreign capital                   390,653,555        165,306,979         68,110,567
    gains taxes of $0, $0 and $129,848)
    Futures transactions                                               12,945,515         11,216,033          1,281,113
    Foreign currency transactions                                      29,012,590         23,997,194         (1,530,675)
                                                                    -------------      -------------      -------------
  Net realized gain on investment,
  futures and foreign currency transactions                           432,611,660        200,520,206         67,861,005
                                                                    -------------      -------------      -------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures (net of accrued foreign capital          (177,003,454)       (70,888,881)        30,717,192
    gains taxes of $0, $0 and $159,560)
    Foreign currencies                                                    752,820          2,685,019            167,720
                                                                    -------------      -------------      -------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies      (176,250,634)       (68,203,862)        30,884,912
                                                                    -------------      -------------      -------------
  Net realized and unrealized gain on
  investments, futures and foreign currencies                         256,361,026        132,316,344         98,745,917
                                                                    -------------      -------------      -------------
  Net increase in net assets
  resulting from operations                                         $ 257,864,295      $ 133,391,055      $  99,767,169
                                                                    =============      =============      =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                    2000 Semiannual Report     9

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Six Months Ended March 31, 2000 (Unaudited) (continued)

                                                                          BERNSTEIN             BERNSTEIN              BERNSTEIN
                                                                         INTERMEDIATE             SHORT                GOVERNMENT
                                                                           DURATION           DURATION PLUS          SHORT DURATION
                                                                           PORTFOLIO            PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                                             $ 86,194,778           $ 16,970,337           $  3,390,827
    Dividends                                                                       0                      0                      0
                                                                         ------------           ------------           ------------
  Total income                                                             86,194,778             16,970,337              3,390,827
                                                                         ------------           ------------           ------------
  Expenses (Notes 1 and 2):
    Management fee                                                          5,861,319              1,331,360                308,555
    Shareholder servicing and administration fee                            1,246,960                266,272                 61,711
    Custodian and transfer agent fees                                         218,912                 92,170                 45,031
    Auditing and tax consulting fees                                           32,219                 10,365                  5,179
    Insurance                                                                  16,347                  3,360                    780
    Directors' fees and expenses                                               16,704                  3,647                    851
    Legal fees                                                                  4,198                  1,017                    412
    Registration fees                                                          26,772                 27,806                 11,487
    Printing                                                                   18,865                  6,374                  1,246
    Amortization of organization expense                                            0                      0                      0
    Miscellaneous                                                              13,457                  3,515                  1,030
                                                                         ------------           ------------           ------------
  Total expenses                                                            7,455,753              1,745,886                436,282
                                                                         ------------           ------------           ------------
  Net investment income                                                    78,739,025             15,224,451              2,954,545
                                                                         ------------           ------------           ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                               (35,824,986)            (2,856,078)              (725,721)
    Futures transactions                                                     (162,117)               274,446                      0
    Foreign currency transactions                                            (112,521)               (49,786)                     0
                                                                         ------------           ------------           ------------
  Net realized loss on investment,
  futures and foreign currency transactions                               (36,099,624)            (2,631,418)              (725,721)
                                                                         ------------           ------------           ------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) of:
    Investments and futures                                                  (832,657)            (3,155,978)              (239,943)
    Foreign currencies                                                      3,145,937                494,808                      0
                                                                         ------------           ------------           ------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies             2,313,280             (2,661,170)              (239,943)
                                                                         ------------           ------------           ------------
  Net realized and unrealized loss on
  investments, futures and foreign currencies                             (33,786,344)            (5,292,588)              (965,664)
                                                                         ------------           ------------           ------------
  Net increase in net assets
  resulting from operations                                              $ 44,952,681           $  9,931,863           $  1,988,881
                                                                         ============           ============           ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10     Sanford C. Bernstein Fund, Inc.


                                                                           BERNSTEIN         BERNSTEIN         BERNSTEIN
                                                                           DIVERSIFIED       CALIFORNIA        NEW YORK
                                                                           MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Income:
    Interest                                                             $ 34,406,654      $ 13,480,730      $ 19,595,993
    Dividends                                                                       0                 0                 0
                                                                         ------------      ------------      ------------
    Total income                                                           34,406,654        13,480,730        19,595,993
                                                                         ------------      ------------      ------------
  Expenses (Notes 1 and 2):
    Management fee                                                          3,448,962         1,413,935         1,980,205
    Shareholder servicing and administration fee                              710,881           282,787           396,041
    Custodian and transfer agent fees                                         180,420            94,684           119,018
    Auditing and tax consulting fees                                           18,931             9,542            12,345
    Insurance                                                                   9,245             3,673             5,216
    Directors' fees and expenses                                                9,377             3,770             5,422
    Legal fees                                                                  2,655               944             1,562
    Registration fees                                                          21,580             1,042             2,270
    Printing                                                                   11,774             4,509             7,232
    Amortization of organization expense                                            0                 0                 0
    Miscellaneous                                                               7,726             3,303             4,637
                                                                         ------------      ------------      ------------
  Total expenses                                                            4,421,551         1,818,189         2,533,948
                                                                         ------------      ------------      ------------
  Net investment income                                                    29,985,103        11,662,541        17,062,045
                                                                         ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                (4,658,597)       (3,653,850)       (4,008,175)
    Futures transactions                                                       (3,524)          112,080             7,723
    Foreign currency transactions                                                   0                 0                 0
                                                                         ------------      ------------      ------------
  Net realized loss on investment,
  futures and foreign currency transactions                                (4,662,121)       (3,541,770)       (4,000,452)
                                                                         ------------      ------------      ------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) of:
    Investments and futures                                                (1,176,585)        2,266,681           452,460
    Foreign currencies                                                              0                 0                 0
                                                                         ------------      ------------      ------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies            (1,176,585)        2,266,681           452,460
                                                                         ------------      ------------      ------------

  Net realized and unrealized loss on
  investments, futures and foreign currencies                              (5,838,706)       (1,275,089)       (3,547,992)
                                                                         ------------      ------------      ------------

  Net increase in net assets
  resulting from operations                                              $ 24,146,397      $ 10,387,452      $ 13,514,053
                                                                         ============      ============      ============







                                                                          BERNSTEIN            BERNSTEIN            BERNSTEIN
                                                                        SHORT DURATION        SHORT DURATION       SHORT DURATION
                                                                          DIVERSIFIED          CALIFORNIA            NEW YORK
                                                                          MUNICIPAL            MUNICIPAL             MUNICIPAL
                                                                          PORTFOLIO            PORTFOLIO             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Income:
    Interest                                                             $ 3,721,980           $ 1,999,899           $ 2,519,112
    Dividends                                                                      0                     0                     0
                                                                         -----------           -----------           -----------
    Total income                                                           3,721,980             1,999,899             2,519,112
                                                                         -----------           -----------           -----------
  Expenses (Notes 1 and 2):
    Management fee                                                           433,610               241,675               275,140
    Shareholder servicing and administration fee                              86,722                48,335                55,028
    Custodian and transfer agent fees                                         60,172                46,662                49,227
    Auditing and tax consulting fees                                           5,051                 4,181                 4,918
    Insurance                                                                  1,008                   668                   637
    Directors' fees and expenses                                               1,076                   628                   591
    Legal fees                                                                   469                   259                   248
    Registration fees                                                         14,877                 1,769                 1,640
    Printing                                                                   1,878                   937                 1,111
    Amortization of organization expense                                          44                    22                    24
    Miscellaneous                                                              1,207                   843                   799
                                                                         -----------           -----------           -----------
  Total expenses                                                             606,114               345,979               389,363
                                                                         -----------           -----------           -----------
  Net investment income                                                    3,115,866             1,653,920             2,129,749
                                                                         -----------           -----------           -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                                 (490,160)             (107,576)             (478,682)
    Futures transactions                                                           0                     0                     0
    Foreign currency transactions                                                  0                     0                     0
                                                                         -----------           -----------           -----------
  Net realized loss on investment,
  futures and foreign currency transactions                                 (490,160)             (107,576)             (478,682)
                                                                         -----------           -----------           -----------

  Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
    Investments and futures                                                  (81,575)             (185,272)              (63,954)
    Foreign currencies                                                             0                     0                     0
                                                                         -----------           -----------           -----------

  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies              (81,575)             (185,272)              (63,954)
                                                                         -----------           -----------           -----------

  Net realized and unrealized loss on
  investments, futures and foreign currencies                               (571,735)             (292,848)             (542,636)
                                                                         -----------           -----------           -----------

  Net increase in net assets
  resulting from operations                                              $ 2,544,131           $ 1,361,072           $ 1,587,113
                                                                         ===========           ===========           ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                    2000 Semiannual Report    11

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets


                                                      ------------------------------------------------------------------------------
                                                       BERNSTEIN TAX-MANAGED                       BERNSTEIN
                                                       INTERNATIONAL VALUE                    INTERNATIONAL VALUE
                                                            PORTFOLIO                            PORTFOLIO II
                                                      ------------------------------------------------------------------------------

                                                         SIX MONTHS           YEAR               SIX MONTHS              YEAR
                                                        ENDED 3/31/00         ENDED             ENDED 3/31/00            ENDED
                                                         (UNAUDITED)         9/30/99             (UNAUDITED)           9/30/99(a)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                          $     1,503,269       $    36,783,771       $     1,074,711      $    22,390,118
    Net realized gain (loss) on investments
    and futures transactions                           403,599,070           447,847,378           176,523,012            2,698,664
    Net realized gain (loss) on foreign
    currency transactions                               29,012,590          (136,943,661)           23,997,194          (22,929,406)
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                        (177,003,454)          837,628,350           (70,888,881)          93,009,414
       Foreign currencies                                  752,820           (29,072,755)            2,685,019          (12,624,852)
                                                   ---------------       ---------------       ---------------      ---------------
  Net increase (decrease) in net assets
  resulting from operations                            257,864,295         1,156,243,083           133,391,055           82,543,938
                                                   ---------------       ---------------       ---------------      ---------------
  Dividends and distributions to shareholders
    Dividends from net investment income                         0          (257,746,201)          (23,327,454)                   0
    Distributions from net realized gains              (54,160,092)         (242,106,908)           (2,683,162)                   0
    Distributions in excess of net investment
    income due to timing differences                             0                     0                     0                    0
    Distributions in excess of net realized
    gains due to timing differences                              0                     0                     0                    0
                                                   ---------------       ---------------       ---------------      ---------------
  Total dividends and distributions
  to shareholders                                      (54,160,092)         (499,853,109)          (26,010,616)                   0
                                                   ---------------       ---------------       ---------------      ---------------
  Capital-share transactions
    Net proceeds from sales of shares                  233,547,096           899,970,956           154,679,537        2,511,842,933
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income and
    distributions from net realized gains               53,150,084           482,409,395            25,026,577                    0
                                                   ---------------       ---------------       ---------------      ---------------
  Total proceeds from shares sold                      286,697,180         1,382,380,351           179,706,114        2,511,842,933
    Cost of shares redeemed                           (694,317,283)       (3,296,774,363)         (512,059,512)        (135,263,789)
                                                   ---------------       ---------------       ---------------      ---------------
  Increase (decrease) in net assets from
  capital-share transactions                          (407,620,103)       (1,914,394,012)         (332,353,398)       2,376,579,144
                                                   ---------------       ---------------       ---------------      ---------------
  Net increase (decrease) in net assets               (203,915,900)       (1,258,004,038)         (224,972,959)       2,459,123,082
NET ASSETS:
  Beginning of period                                3,654,578,759         4,912,582,797         2,459,123,082                    0
                                                   ---------------       ---------------       ---------------      ---------------
  End of period                                    $ 3,450,662,859       $ 3,654,578,759       $ 2,234,150,123      $ 2,459,123,082
                                                   ===============       ===============       ===============      ===============
                                                          (b)                  (c)                   (d)                   (e)



  (a) Commenced operations April 30, 1999 (b) Includes undistributed net investment income/(excess distributions) of $18,743,635 (c) Includes undistributed net investment income/(excess distributions) of $17,240,366 (d) Includes undistributed net investment income/(excess distributions) of $(22,792,031) (e) Includes undistributed net investment income/(excess distributions) of $(539,288)

  See Notes to Financial Statements.

--------------------------------------------------------------------------------
12       Sanford C. Bernstein Fund, Inc.


                                                      ------------------------------------------------------------------------------
                                                                      BERNSTEIN                         BERNSTEIN
                                                                 EMERGING MARKETS VALUE            INTERMEDIATE DURATION
                                                                      PORTFOLIO                         PORTFOLIO
                                                      ------------------------------------------------------------------------------

                                                           SIX MONTHS          YEAR              SIX MONTHS          YEAR
                                                         ENDED 3/31/00         ENDED           ENDED 3/31/00         ENDED
                                                          (UNAUDITED)         9/30/99           (UNAUDITED)         9/30/99
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                          $     1,021,252       $     6,070,917       $    78,739,025      $   153,319,022
    Net realized gain (loss) on investments
    and futures transactions                            69,391,680           (32,273,234)          (35,987,103)         (11,914,804)
    Net realized gain (loss) on foreign
    currency transactions                               (1,530,675)           (1,012,613)             (112,521)             599,255
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                          30,717,192           311,942,861              (832,657)        (117,133,406)
       Foreign currencies                                  167,720              (129,507)            3,145,937            1,487,797
                                                   ---------------       ---------------       ---------------       ---------------
  Net increase (decrease) in net assets
  resulting from operations                             99,767,169           284,598,424            44,952,681           26,357,864
                                                   ---------------       ---------------       ---------------      ---------------
  Dividends and distributions to shareholders
    Dividends from net investment income                (4,223,124)           (4,614,364)          (78,757,787)        (150,820,312)
    Distributions from net realized gains                        0                     0                     0          (19,176,394)
    Distributions in excess of net investment
    income due to timing differences                             0                     0                     0           (6,432,298)
    Distributions in excess of net realized
    gains due to timing differences                              0              (695,637)                    0          (13,039,031)
                                                   ---------------       ---------------       ---------------      ---------------
  Total dividends and distributions
  to shareholders                                       (4,223,124)           (5,310,001)          (78,757,787)        (189,468,035)
                                                   ---------------       ---------------       ---------------      ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                   96,560,507           177,037,588           172,907,053          748,001,909
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income and
    distributions from net realized gains                3,726,413             5,040,932            18,315,568           68,327,499
                                                   ---------------       ---------------       ---------------      ---------------
  Total proceeds from shares sold                      100,286,920           182,078,520           191,222,621          816,329,408
    Cost of shares redeemed                           (190,109,602)         (103,609,103)         (611,615,341)        (520,360,615)
                                                   ---------------       ---------------       ---------------      ---------------
  Increase (decrease) in net assets from
  capital-share transactions                           (89,822,682)(+)        78,469,417(+)       (420,392,720)         295,968,793
                                                   ---------------       ---------------       ---------------      ---------------
  Net increase (decrease) in net assets                  5,721,363           357,757,840          (454,197,826)         132,858,622

NET ASSETS:
  Beginning of period                                  720,443,549           362,685,709         2,674,407,526        2,541,548,904
                                                   ---------------       ---------------       ---------------      ---------------
  End of period                                    $   726,164,912       $   720,443,549       $ 2,220,209,700      $ 2,674,407,526
                                                   ===============       ===============       ===============      ===============
                                                         (f)                   (g)                   (h)                    (i)

                                                      ------------------------------------------------------------------------------
                                                                   BERNSTEIN                        BERNSTEIN
                                                               SHORT DURATION PLUS           GOVERNMENT SHORT DURATION
                                                                   PORTFOLIO                        PORTFOLIO
                                                      ------------------------------------------------------------------------------

                                                           SIX MONTHS          YEAR              SIX MONTHS          YEAR
                                                         ENDED 3/31/00         ENDED           ENDED 3/31/00         ENDED
                                                          (UNAUDITED)         9/30/99           (UNAUDITED)         9/30/99
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                           $  15,224,451       $  30,505,658       $   2,954,545       $   6,115,604
    Net realized gain (loss) on investments
    and futures transactions                           (2,581,632)            450,241            (725,721)            354,246
    Net realized gain (loss) on foreign
    currency transactions                                 (49,786)           (257,703)                  0                   0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                         (3,155,978)         (9,835,987)           (239,943)         (2,469,625)
       Foreign currencies                                 494,808             520,651                   0                   0
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets
  resulting from operations                             9,931,863          21,382,860           1,988,881           4,000,225
                                                    -------------       -------------       -------------       -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (15,198,466)        (30,470,935)         (2,954,545)         (6,115,604)
    Distributions from net realized gains                       0                   0                   0                   0
    Distributions in excess of net investment
    income due to timing differences                            0                   0                   0                   0
    Distributions in excess of net realized
    gains due to timing differences                             0                   0                   0                   0
                                                    -------------       -------------       -------------       -------------
  Total dividends and distributions
  to shareholders                                     (15,198,466)        (30,470,935)         (2,954,545)         (6,115,604)
                                                    -------------       -------------       -------------       -------------
  Capital-share transactions:
    Net proceeds from sales of shares                  94,197,598         190,562,129          58,964,198          49,143,345
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income and
    distributions from net realized gains               4,920,909          10,158,499           1,165,474           2,532,738
                                                                                            -------------       -------------
  Total proceeds from shares sold                      99,118,507         200,720,628          60,129,672          51,676,083
    Cost of shares redeemed                          (155,790,187)       (229,704,068)        (73,618,664)        (60,000,007)
                                                    -------------       -------------       -------------       -------------
  Increase (decrease) in net assets from
  capital-share transactions                          (56,671,680)        (28,983,440)        (13,488,992)         (8,323,924)
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets               (61,938,283)        (38,071,515)        (14,454,656)        (10,439,303)

NET ASSETS:
  Beginning of period                                 557,015,653         595,087,168         127,597,890         138,037,193
                                                    -------------       -------------       -------------       -------------
  End of period                                     $ 495,077,370       $ 557,015,653       $ 113,143,234       $ 127,597,890
                                                    =============       =============       =============       =============
                                                          (j)                (k)                 (l)                 (l)


  (f) Includes undistributed net investment income/(excess distributions) of $(1,597,270) (g) Includes undistributed net investment income/(excess distributions) of $1,604,602 (h) Includes undistributed net investment income/(excess distributions) of $(4,597,094) (i) Includes undistributed net investment income/(excess distributions) of $(4,578,332)
  (j) Includes undistributed net investment income/(excess distributions) of $(997,068) (k) Includes undistributed net investment income/(excess distributions) of $(1,023,053) (l) Includes undistributed net investment income/(excess distributions) of $55,344

  + Includes effect of portfolio transaction fee in the amounts of $5,813,173 and $5,666,475 for the six months ended March 31, 2000, and year ended September 30, 1999, respectively. See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                                   2000 Semiannual Report     13

Sanford C. Bernstein Fund, Inc.


                                                      ------------------------------------------------------------------------------
                                                                   BERNSTEIN                               BERNSTEIN
                                                               DIVERSIFIED MUNICIPAL                  CALIFORNIA MUNICIPAL
                                                                   PORTFOLIO                               PORTFOLIO
                                                      ------------------------------------------------------------------------------

                                                           SIX MONTHS          YEAR              SIX MONTHS          YEAR
                                                         ENDED 3/31/00         ENDED           ENDED 3/31/00         ENDED
                                                          (UNAUDITED)         9/30/99           (UNAUDITED)         9/30/99
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                          $    29,985,103      $    59,532,873      $    11,662,541      $    22,746,977
    Net realized gain (loss) on investments
    and futures transactions                            (4,662,121)           6,070,750           (3,541,770)           1,632,836
    Net realized gain (loss) on foreign
    currency transactions                                        0                    0                    0                    0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                          (1,176,585)         (54,397,055)           2,266,681          (20,788,841)
       Foreign currencies                                        0                    0                    0                    0
                                                   ---------------      ---------------      ---------------      ---------------
  Net increase (decrease) in net assets
  resulting from operations                             24,146,397           11,206,568           10,387,452            3,590,972
                                                   ---------------      ---------------      ---------------      ---------------

  Dividends and distributions to shareholders:
    Dividends from net investment income               (29,989,022)         (59,532,873)         (11,663,653)         (22,746,977)
    Distributions from net realized gains               (5,514,095)          (3,480,670)          (1,511,422)          (1,729,937)
    Distributions in excess of net investment
    income due to timing differences                             0                    0                    0                    0
    Distributions in excess of net realized
    gains due to timing differences                              0                    0                    0                    0
                                                   ---------------      ---------------      ---------------      ---------------

  Total dividends and distributions
  to shareholders                                      (35,503,117)         (63,013,543)         (13,175,075)         (24,476,914)
                                                   ---------------      ---------------      ---------------      ---------------
  Capital-share transactions:
    Net proceeds from sales of shares                  124,321,157          472,466,601           50,166,128          234,127,506
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income and
    distributions from net realized gains               10,956,757           15,470,950            3,934,399            6,995,130
                                                   ---------------      ---------------      ---------------      ---------------
  Total proceeds from shares sold                      135,277,914          487,937,551           54,100,527          241,122,636
    Cost of shares redeemed                           (357,134,490)        (304,682,921)        (147,003,945)        (164,031,885)
                                                   ---------------      ---------------      ---------------      ---------------

  Increase (decrease) in net assets from
  capital-share transactions                          (221,856,576)         183,254,630          (92,903,418)          77,090,751
                                                   ---------------      ---------------      ---------------      ---------------

  Net increase (decrease) in net assets               (233,213,296)         131,447,655          (95,691,041)          56,204,809

NET ASSETS:
  Beginning of period                                1,517,233,060        1,385,785,405          605,962,257          549,757,448
                                                   ---------------      ---------------      ---------------      ---------------

  End of period                                    $ 1,284,019,764      $ 1,517,233,060      $   510,271,216      $   605,962,257
                                                   ===============      ===============      ===============      ===============
                                                          (m)                  (n)                  (o)                  (p)


  (m) Includes undistributed net investment income/(excess distributions) of $28,347 (n) Includes undistributed net investment income/(excess distributions) of $32,266 (o) Includes undistributed net investment income/ (excess distributions) of $(32,972) (p) Includes undistributed net investment income/(excess distributions) of $(31,860)

  See Notes to Financial Statements.
--------------------------------------------------------------------------------
14       Sanford C. Bernstein Fund, Inc.

                                                      ------------------------------------------------------------------------------
                                                                   BERNSTEIN                       BERNSTEIN SHORT DURATION
                                                               NEW YORK MUNICIPAL                   DIVERSIFIED MUNICIPAL
                                                                   PORTFOLIO                              PORTFOLIO
                                                      ------------------------------------------------------------------------------

                                                           SIX MONTHS          YEAR              SIX MONTHS          YEAR
                                                         ENDED 3/31/00         ENDED           ENDED 3/31/00         ENDED
                                                          (UNAUDITED)         9/30/99           (UNAUDITED)         9/30/99
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                           $  17,062,045       $  34,533,945       $   3,115,866       $   5,532,008
    Net realized gain (loss) on investments
    and futures transactions                           (4,000,452)          3,709,343            (490,160)            629,120
    Net realized gain (loss) on foreign
    currency transactions                                       0                   0                   0                   0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                            452,460         (32,404,853)            (81,575)         (1,250,339)
       Foreign currencies                                       0                   0                   0                   0
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets
  resulting from operations                            13,514,053           5,838,435           2,544,131           4,910,789
                                                    -------------       -------------       -------------       -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income              (17,065,097)        (34,533,945)         (3,115,866)         (5,532,008)
    Distributions from net realized gains              (3,321,979)         (3,154,682)           (545,789)           (343,334)
    Distributions in excess of net investment
    income due to timing differences                            0                   0                   0                   0
    Distributions in excess of net realized
    gains due to timing differences                             0                   0                   0                   0
                                                    -------------       -------------       -------------       -------------
  Total dividends and distributions
  to shareholders                                     (20,387,076)        (37,688,627)         (3,661,655)         (5,875,342)
                                                    -------------       -------------       -------------       -------------
  Capital-share transactions:
    Net proceeds from sales of shares                  52,967,251         230,573,673          69,091,843         120,088,773
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income and
    distributions from net realized gains               7,653,223          12,305,657           1,507,093           2,077,637
                                                    -------------       -------------       -------------       -------------
  Total proceeds from shares sold                      60,620,474         242,879,330          70,598,936         122,166,410
    Cost of shares redeemed                          (169,152,695)       (181,140,834)        (67,314,679)       (109,033,244)
                                                    -------------       -------------       -------------       -------------
  Increase (decrease) in net assets from
  capital-share transactions                         (108,532,221)         61,738,496           3,284,257          13,133,166
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets              (115,405,244)         29,888,304           2,166,733          12,168,613
NET ASSETS:
  Beginning of period                                 845,970,380         816,082,076         170,721,796         158,553,183
                                                    -------------       -------------       -------------       -------------
  End of period                                     $ 730,565,136       $ 845,970,380       $ 172,888,529       $ 170,721,796
                                                    =============       =============       =============       =============
                                                         (q)              (r)                     (s)            (s)

                                                      ------------------------------------------------------------------------------
                                                              BERNSTEIN SHORT DURATION             BERNSTEIN SHORT DURATION
                                                                CALIFORNIA MUNICIPAL                   NEW YORK MUNICIPAL
                                                                     PORTFOLIO                              PORTFOLIO
                                                      ------------------------------------------------------------------------------

                                                           SIX MONTHS          YEAR              SIX MONTHS          YEAR
                                                         ENDED 3/31/00         ENDED           ENDED 3/31/00         ENDED
                                                          (UNAUDITED)         9/30/99           (UNAUDITED)         9/30/99
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                           $   1,653,920       $   3,114,978       $   2,129,749       $   3,285,171
    Net realized gain (loss) on investments
    and futures transactions                             (107,576)            496,592            (478,682)             34,038
    Net realized gain (loss) on foreign
    currency transactions                                       0                   0                   0                   0
    Increase (decrease) in unrealized
    appreciation/(depreciation) of:
       Investments and futures                           (185,272)           (813,411)            (63,954)           (945,109)
       Foreign currencies                                       0                   0                   0                   0
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets
  resulting from operations                             1,361,072           2,798,159           1,587,113           2,374,100
                                                    -------------       -------------       -------------       -------------
  Dividends and distributions to shareholders:
    Dividends from net investment income               (1,653,920)         (3,114,978)         (2,129,848)         (3,285,171)
    Distributions from net realized gains                (317,484)           (295,826)                  0                   0
    Distributions in excess of net investment
    income due to timing differences                            0                   0                   0                   0
    Distributions in excess of net realized
    gains due to timing differences                             0                   0                   0                   0
                                                    -------------       -------------       -------------       -------------

  Total dividends and distributions
  to shareholders                                      (1,971,404)         (3,410,804)         (2,129,848)         (3,285,171)

  Capital-share transactions:
    Net proceeds from sales of shares                  33,857,304          90,607,729          54,117,848          73,741,243
    Net proceeds from sales of shares issued
    to shareholders on reinvestment of
    dividends from net investment income and
    distributions from net realized gains               1,198,508           1,808,106             905,253           1,455,231
                                                    -------------       -------------       -------------       -------------
  Total proceeds from shares sold                      35,055,812          92,415,835          55,023,101          75,196,474
    Cost of shares redeemed                           (57,917,863)        (82,341,458)        (43,282,841)        (51,035,980)
                                                    -------------       -------------       -------------       -------------
  Increase (decrease) in net assets from
  capital-share transactions                          (22,862,051)         10,074,377          11,740,260          24,160,494
                                                    -------------       -------------       -------------       -------------
  Net increase (decrease) in net assets               (23,472,383)          9,461,732          11,197,525          23,249,423
NET ASSETS:
  Beginning of period                                 108,511,421          99,049,689         101,901,222          78,651,799
                                                    -------------       -------------       -------------       -------------
  End of period                                     $  85,039,038       $ 108,511,421       $ 113,098,747       $ 101,901,222
                                                    =============       =============       =============       =============
                                                          (t)                 (t)                (u)                  (v)

  (q) Includes undistributed net investment income/(excess distributions) of $6,467 (r) Includes undistributed net investment income/(excess distributions) of $9,519 (s) Includes undistributed net investment income/(excess distributions) of $(9,678) (t) Includes undistributed net investment income/ (excess distributions) of $(20,838) (u) Includes undistributed net investment income/(excess distributions) of $73 (v) Includes undistributed net investment income/(excess distributions) of $172

  See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   2000 Semiannual Report     15

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:




                                                                  BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO


                                                      SIX MONTHS
                                                     ENDED 3/31/00      YEAR ENDED       YEAR ENDED         YEAR ENDED   YEAR ENDED
                                                      (UNAUDITED)        9/30/99           9/30/98           9/30/97       9/30/96
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $20.02            $17.63           $20.92           $18.14         $16.08
                                                        -------           -------           ------          -------        -------
    Income from investment operations:
      Investment income, net                               0.01              0.15             0.20             0.26           0.23
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          1.46              4.04            (1.67)            3.73           2.26
                                                        -------           -------           ------          -------        -------
  Total from investment operations                         1.47              4.19            (1.47)            3.99           2.49
                                                        -------           -------           ------          -------        -------
    Less distributions:
      Dividends from taxable net investment income         0                (0.93)           (1.11)           (0.99)         (0.10)
      Dividends from tax-exempt net
      investment income                                    0                 0                0                0               0
      Distributions from net realized gains               (0.30)            (0.87)           (0.71)           (0.22)         (0.33)
      Distributions in excess of net investment
      income due to timing differences                     0                 0                0                0               0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0                0               0
                                                        -------           -------           ------          -------        -------
  Total distributions                                     (0.30)            (1.80)           (1.82)           (1.21)         (0.43)
                                                        -------           -------           ------          -------        -------
  Portfolio transaction fee                                0                 0                0                0               0
                                                        -------           -------           ------          -------        -------
  Net asset value, end of period                         $21.19            $20.02           $17.63           $20.92         $18.14
                                                        =======           =======           ======          =======        =======
  Total return                                             7.34%            25.35%           (7.19)%          23.25%         15.83%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)          $3,450,663        $3,654,579       $4,912,583       $4,965,998      $3,131,258
    Average net assets (000 omitted)                 $3,656,412        $4,618,500       $5,309,076       $3,977,823      $2,569,586
    Ratio of expenses to average net assets                1.25%*            1.24%            1.26%            1.27%           1.31%
    Ratio of net investment income to average
    net assets                                             0.08%*            0.80%            0.98%            1.37%           1.37%
    Portfolio turnover rate                               18.65%            31.99%           30.34%           26.24%          21.89%


*Annualized

See Notes to Financial Statements.
--------------------------------------------------------------------------------
16    Sanford C. Bernstein Fund, Inc.




                                                                            BERNSTEIN INTERNATIONAL
                                                                              VALUE PORTFOLIO II

                                                                         SIX MONTHS
                                                       YEAR ENDED       ENDED 3/31/00       YEAR ENDED
                                                        9/30/95          (UNAUDITED)        9/30/99(a)
----------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $16.57           $20.11           $19.43
                                                        -------           ------           ------
    Income from investment operations:
      Investment income, net                               0.18             0.01             0.19
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.07             1.15             0.49
                                                        -------           ------           ------
  Total from investment operations                         0.25             1.16             0.68
                                                        -------           ------           ------
    Less distributions:
      Dividends from taxable net investment income        (0.11)           (0.19)            0
      Dividends from tax-exempt net
      investment income                                    0                0                0
      Distributions from net realized gains               (0.63)           (0.02)            0
      Distributions in excess of net investment
      income due to timing differences                     0                0                0
      Distributions in excess of net realized
      gains due to timing differences                      0                0                0
                                                        -------           ------           ------
  Total distributions                                     (0.74)           (0.21)            0
                                                        -------           ------           ------
  Portfolio transaction fee                                0                0                0
                                                        -------           ------           ------
  Net asset value, end of period                         $16.08           $21.06           $20.11
                                                        =======           ======           ======
  Total return                                             1.84%            5.83%            3.50%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)          $1,996,112       $2,234,150       $2,459,123
    Average net assets (000 omitted)                 $1,591,703       $2,399,533       $2,397,807
    Ratio of expenses to average net assets                1.35%            1.25%*           1.26%*
    Ratio of net investment income to average
    net assets                                             1.17%            0.09%*           2.23%*
    Portfolio turnover rate                               29.53%           14.59%            9.34%




                                                                     BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO

                                                        SIX MONTHS
                                                        ENDED 3/31/00     YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                        (UNAUDITED)         9/30/99         9/30/98        9/30/97      9/30/96 (b)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $17.67           $10.11           $22.54           $21.82          $20.00
                                                        -------           ------           ------           ------          ------
    Income from investment operations:
      Investment income, net                               0.03             0.16             0.20             0.14            0.18
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          2.34             7.39           (12.17)            0.44            0.83
                                                        -------           ------           ------           ------          ------
  Total from investment operations                         2.37             7.55           (11.97)            0.58            1.01
                                                        -------           ------           ------           ------          ------
    Less distributions:
      Dividends from taxable net investment income        (0.10)           (0.12)           (0.11)           (0.08)           0
      Dividends from tax-exempt net
      investment income                                    0                0                0                0               0
      Distributions from net realized gains                0                0               (0.61)           (0.02)           0
      Distributions in excess of net investment
      income due to timing differences                     0                0                0                0               0
      Distributions in excess of net realized
      gains due to timing differences                      0               (0.02)            0                0               0
                                                        -------           ------           ------           ------          ------
  Total distributions                                     (0.10)           (0.14)           (0.72)           (0.10)           0
                                                        -------           ------           ------           ------          ------
  Portfolio transaction fee                                0.15             0.15             0.26             0.24            0.81
                                                        -------           ------           ------           ------          ------
  Net asset value, end of period                         $20.09           $17.67           $10.11           $22.54          $21.82
                                                        =======           ======           ======           ======          ======
  Total return                                             9.74%+          69.88%+         (55.09)%+         (0.32)%+         4.80%+

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)            $726,165         $720,444         $362,686          $438,305       $273,924
    Average net assets (000 omitted)                   $777,805         $581,638         $417,615          $379,351       $165,362
    Ratio of expenses to average net assets                1.70%*           1.74%            1.77%             1.75%          1.92%*
    Ratio of net investment income to average
    net assets                                             0.26%*           1.04%            1.29%             0.58%          1.01%*
    Portfolio turnover rate                                7.19%           28.54%           19.56%            32.45%          9.81%


+ This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the periods ending March 31, 2000, September 30, 1999, September 30, 1998, September 30, 1997 and September 30, 1996 without taking into account these transaction fees would have been 14.27%, 76.88%, (53.24)%, 3.79% and 9.10%, respectively.

*Annualized

(a) Commenced operations April 30, 1999 (b) Commenced operations December 15,
    1995

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                       2000 Semiannual Report 17

Sanford C. Bernstein Fund, Inc.
Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:



                                                                                  BERNSTEIN INTERMEDIATE
                                                                                    DURATION PORTFOLIO


                                                     SIX MONTHS
                                                     ENDED 3/31/00      YEAR ENDED       YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                     (UNAUDITED)         9/30/99          9/30/98           9/30/97        9/30/96
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.67            $13.49           $13.38           $13.08          $13.30
                                                         ------            ------           ------           ------          ------
    Income from investment operations:
      Investment income, net                               0.40              0.77             0.73             0.75            0.80
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         (0.16)            (0.63)            0.37             0.35           (0.14)
                                                         ------            ------           ------           ------          ------
    Total from investment operations                       0.24              0.14             1.10             1.10            0.66
                                                         ------            ------           ------           ------          ------
    Less distributions:
      Dividends from taxable net investment income        (0.40)            (0.76)           (0.80)           (0.80)          (0.80)
      Dividends from tax-exempt net
      investment income                                    0                 0                0                0               0
      Distributions from net realized gains                0                (0.10)           (0.17)            0              (0.08)
      Distributions in excess of net investment
      income due to timing differences                     0                (0.03)           (0.02)            0               0
      Distributions in excess of net realized
      gains due to timing differences                      0                (0.07)            0                0               0
                                                         ------            ------           ------           ------          ------
  Total distributions                                     (0.40)            (0.96)           (0.99)           (0.80)          (0.88)
                                                         ------            ------           ------           ------          ------

  Portfolio transaction fee                                0                 0                0                0               0
                                                         ------            ------           ------           ------          ------

  Net asset value, end of period                         $12.51            $12.67           $13.49           $13.38          $13.08
                                                         ======            ======           ======           ======          ======

  Total return                                             1.91%             1.04%            8.59%            8.66%           5.05%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)          $2,220,210        $2,674,408       $2,541,549       $2,058,220      $1,451,776
    Average net assets (000 omitted)                 $2,491,453        $2,601,959       $2,303,250       $1,745,554      $1,310,208
    Ratio of expenses to average net assets                0.60%*            0.60%            0.60%            0.62%           0.63%
    Ratio of net investment income to average
    net assets                                             6.32%*            5.89%            5.41%            5.61%           5.99%
    Portfolio turnover rate                              162.68%           229.75%          233.08%          238.04%         141.04%




*Annualized

See Notes to Financial Statements.
--------------------------------------------------------------------------------
18       Sanford C. Bernstein Fund, Inc.



                                                     BERNSTEIN
                                                    INTERMEDIATE
                                                     DURATION
                                                     PORTFOLIO                 BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                                                       SIX MONTHS
                                                      YEAR ENDED       ENDED 3/31/00   YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                       9/30/95         (UNAUDITED)      9/30/99          9/30/98        9/30/97
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.54            $12.33         $12.53          $12.53        $12.48
                                                         ------            ------         ------          ------        ------
    Income from investment operations:
      Investment income, net                               0.78              0.35           0.67            0.65          0.67
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.77             (0.11)         (0.20)           0.09          0.08
                                                         ------            ------         ------          ------        ------
    Total from investment operations                       1.55              0.24           0.47            0.74          0.75
                                                         ------            ------         ------          ------        ------
    Less distributions:
      Dividends from taxable net investment income        (0.76)            (0.35)         (0.67)          (0.72)        (0.70)
      Dividends from tax-exempt net
      investment income                                    0                 0              0               0             0
      Distributions from net realized gains                0                 0              0               0             0
      Distributions in excess of net investment
      income due to timing differences                    (0.03)             0              0              (0.02)         0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0              0               0             0
                                                         ------            ------         ------          ------        ------
  Total distributions                                     (0.79)            (0.35)         (0.67)          (0.74)        (0.70)
                                                         ------            ------         ------          ------        ------
  Portfolio transaction fee                                0                 0              0               0             0
                                                         ------            ------         ------          ------        ------
  Net asset value, end of period                         $13.30            $12.22         $12.33          $12.53        $12.53
                                                         ======            ======         ======          ======        ======
  Total return                                            12.82%             1.98%          3.82%           6.10%         6.21%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)          $1,142,768          $495,077       $557,016        $595,087      $612,744
    Average net assets (000 omitted)                   $957,247          $532,205       $569,298        $591,866      $583,003
    Ratio of expenses to average net assets                0.64%             0.66%*         0.65%           0.64%         0.65%
    Ratio of net investment income to average
    net assets                                             6.11%             5.72%*         5.36%           5.24%         5.38%
    Portfolio turnover rate                              212.40%            85.56%         95.60%          71.40%       118.58%










                                                      BERNSTEIN SHORT DURATION                BERNSTEIN GOVERNMENT
                                                        PLUS PORTFOLIO                     SHORT DURATION PORTFOLIO

                                                                                            SIX MONTHS
                                                      YEAR ENDED           YEAR ENDED       ENDED 3/31/00       YEAR ENDED
                                                       9/30/96               9/30/95        (UNAUDITED)           9/30/99
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $        12.49    $        12.32    $        12.46     $        12.66
                                                       --------------    --------------    --------------     --------------
    Income from investment operations:
      Investment income, net                                     0.69              0.70              0.30               0.58
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies               (0.01)             0.18             (0.09)             (0.20)
                                                       --------------    --------------    --------------     --------------
    Total from investment operations                             0.68              0.88              0.21               0.38
                                                       --------------    --------------    --------------     --------------
    Less distributions:
      Dividends from taxable net investment income              (0.69)            (0.69)            (0.30)             (0.58)
      Dividends from tax-exempt net
      investment income                                          0                 0                 0                  0
      Distributions from net realized gains                      0                 0                 0                  0
      Distributions in excess of net investment
      income due to timing differences                           0                (0.02)             0                  0
      Distributions in excess of net realized
      gains due to timing differences                            0                 0                 0                  0
                                                       --------------    --------------    --------------     --------------
  Total distributions                                           (0.69)            (0.71)            (0.30)             (0.58)
                                                       --------------    --------------    --------------     --------------
  Portfolio transaction fee                                      0                 0                 0                  0
                                                       --------------    --------------    --------------     --------------
  Net asset value, end of period                       $        12.48    $        12.49    $        12.37     $        12.46
                                                       ==============    ==============    ==============     ==============
  Total return                                                   5.54%             7.36%             1.69%              3.07%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)            $   538,248       $   534,462       $   113,143        $   127,598
    Average net assets (000 omitted)                   $   532,094       $   536,042       $   123,345        $   132,741
    Ratio of expenses to average net assets                   0.65%             0.65%             0.71%*             0.70%
    Ratio of net investment income to average
    net assets                                                5.47%             5.69%             4.79%*             4.61%
    Portfolio turnover rate                                 169.96%            61.03%            86.81%             82.16%

*Annualized

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   2000 Semiannual Report     19

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:



                                                     -------------------------------------------------------------------------------
                                                                                                                     BERNSTEIN
                                                                            BERNSTEIN GOVERNMENT               DIVERSIFIED MUNICIPAL
                                                                          SHORT DURATION PORTFOLIO                     PORTFOLIO
                                                     -------------------------------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                      YEAR ENDED         YEAR ENDED      YEAR ENDED     YEAR ENDED    ENDED 3/31/00
                                                        9/30/98            9/30/97         9/30/96        9/30/95      (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.53            $12.48           $12.55         $12.34        $13.47
                                                         ------            ------           ------         ------        ------
    Income from investment operations:
      Investment income, net                               0.64              0.67             0.65           0.69          0.28
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.13              0.05            (0.07)          0.21         (0.04)
                                                         ------            ------           ------         ------        ------
  Total from investment operations                         0.77              0.72             0.58           0.90          0.24
                                                         ------            ------           ------         ------        ------
    Less distributions:
      Dividends from taxable net investment income        (0.64)            (0.67)           (0.65)         (0.69)        (0.01)
      Dividends from tax-exempt net
      investment income                                    0                 0                0              0            (0.27)
      Distributions from net realized gains                0                 0                0              0            (0.05)
      Distributions in excess of net investment
      income due to timing differences                     0                 0                0              0              0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0              0              0
                                                         ------            ------           ------         ------        ------
  Total distributions                                     (0.64)            (0.67)           (0.65)         (0.69)        (0.33)
                                                         ------            ------           ------         ------        ------
  Portfolio transaction fee                                0                 0                0              0              0
                                                         ------            ------           ------         ------        ------
  Net asset value, end of period                         $12.66            $12.53           $12.48         $12.55        $13.38
                                                         ======            ======           ======         ======        ======
  Total return                                             6.35%             5.88%            4.76%          7.55%         1.85%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)            $138,037          $142,081         $139,802       $143,723    $1,284,020
    Average net assets (000 omitted)                   $139,410          $136,888         $145,268       $145,710    $1,420,504
    Ratio of expenses to average net assets                0.70%             0.69%            0.69%          0.69%         0.62%*
    Ratio of net investment income to average
    net assets                                             5.13%             5.32%            5.21%          5.58%         4.22%*
    Portfolio turnover rate                               56.93%            80.11%          155.29%         49.34%        16.55%

*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
20  Sanford C. Bernstein Fund, Inc.



                                                     -------------------------------------------------------------------------------
                                                                     BERNSTEIN DIVERSIFIED MUNICIPAL PORTFOLIO

                                                     -------------------------------------------------------------------------------

                                                      YEAR ENDED    YEAR ENDED      YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                        9/30/99      9/30/98          9/30/97         9/30/96            9/30/95
                                                     -------------------------------------------------------------------------------
  Net asset value, beginning of period                $13.96         $13.74           $13.44           $13.50            $12.99
                                                      ------         ------           ------           ------            ------
    Income from investment operations:
      Investment income, net                            0.56           0.58             0.60             0.63              0.65
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies      (0.46)          0.23             0.31            (0.04)             0.51
                                                      ------         ------           ------           ------            ------
  Total from investment operations                      0.10           0.81             0.91             0.59              1.16
                                                      ------         ------           ------           ------            ------
    Less distributions:
      Dividends from taxable net investment income     (0.02)         (0.02)           (0.02)           (0.01)            (0.02)
      Dividends from tax-exempt net
      investment income                                (0.54)         (0.56)           (0.58)           (0.62)            (0.63)
      Distributions from net realized gains            (0.03)         (0.01)           (0.01)           (0.02)             0
      Distributions in excess of net investment
      income due to timing differences                   0              0                0               0                 0
      Distributions in excess of net realized
      gains due to timing differences                    0              0                0               0                 0
                                                      ------         ------           ------           ------            ------
  Total distributions                                  (0.59)         (0.59)           (0.61)           (0.65)            (0.65)
                                                      ------         ------           ------           ------            ------

  Portfolio transaction fee                              0              0                0               0                 0
                                                      ------         ------           ------           ------            ------
  Net asset value, end of period                      $13.47         $13.96           $13.74           $13.44            $13.50
                                                      ======         ======           ======           ======            ======
  Total return                                          0.77%          5.98%            6.95%            4.38%             9.16%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)       $1,517,233     $1,385,785       $1,114,374         $820,395          $660,814
    Average net assets (000 omitted)              $1,458,118     $1,250,621         $965,455         $744,452          $572,769
    Ratio of expenses to average net assets             0.63%          0.63%            0.65%            0.66%             0.66%
    Ratio of net investment income to average
    net assets                                          4.08%          4.17%            4.43%            4.61%             4.89%
    Portfolio turnover rate                            44.69%         22.00%           24.65%           25.22%            42.55%




                                                     -------------------------------------------------------------------
                                                                         BERNSTEIN CALIFORNIA
                                                                          MUNICIPAL PORTFOLIO
                                                     -------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                ENDED 3/31/00        YEAR ENDED      YEAR ENDED
                                                                 (UNAUDITED)           9/30/99         9/30/98
                                                     -------------------------------------------------------------------------------
  Net asset value, beginning of period                             $13.69              $14.19            $13.90
                                                                   ------              ------            ------

    Income from investment operations:
      Investment income, net                                         0.28                0.54              0.57
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                   (0.01)              (0.46)             0.30
                                                                   ------               ------           ------

  Total from investment operations                                   0.27                0.08              0.87
                                                                   ------               ------           ------

    Less distributions:
      Dividends from taxable net investment income                  (0.01)              (0.02)            (0.02)
      Dividends from tax-exempt net
      investment income                                             (0.27)              (0.52)            (0.55)
      Distributions from net realized gains                         (0.04)              (0.04)            (0.01)
      Distributions in excess of net investment
      income due to timing differences                               0                   0                 0
      Distributions in excess of net realized
      gains due to timing differences                                0                   0                 0
                                                                   ------               ------           ------

  Total distributions                                               (0.32)              (0.58)            (0.58)
                                                                   ------               ------           ------

  Portfolio transaction fee                                          0                   0                 0
                                                                   ------               ------           ------

  Net asset value, end of period                                   $13.64              $13.69            $14.19
                                                                   ======              ======            ======

  Total return                                                       1.99%               0.60%             6.37%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)                      $510,271            $605,962          $549,757
    Average net assets (000 omitted)                             $565,057            $586,510          $473,077
    Ratio of expenses to average net assets                          0.64%*              0.64%             0.65%
    Ratio of net investment income to average
    net assets                                                       4.13%*              3.88%             4.04%
    Portfolio turnover rate                                         32.06%              38.44%            25.33%

*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                       2000 Semiannual Report 21

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                      ----------------------------------------------

                                                                      BERNSTEIN CALIFORNIA
                                                                       MUNICIPAL PORTFOLIO

                                                       ----------------------------------------------

                                                       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                        9/30/97           9/30/96          9/30/95
-----------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $13.58            $13.58           $13.06
                                                         ------            ------           ------
    Income from investment operations:
      Investment income, net                               0.59              0.61             0.64
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.32              0                0.52
                                                         ------            ------           ------
  Total from investment operations                         0.91              0.61             1.16
                                                         ------            ------           ------
    Less distributions:
      Dividends from taxable net investment income        (0.03)            (0.03)           (0.05)
      Dividends from tax-exempt net
      investment income                                   (0.56)            (0.58)           (0.59)
      Distributions from net realized gains                0                 0                0
      Distributions in excess of net investment
      income due to timing differences                     0                 0                0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0
                                                         ------            ------           ------
  Total distributions                                     (0.59)            (0.61)           (0.64)
                                                         ------            ------           ------
  Portfolio transaction fee                                0                 0                0
                                                         ------            ------           ------
  Net asset value, end of period                         $13.90            $13.58           $13.58
                                                         ======            ======           ======
  Total return                                             6.82%             4.60%            9.11%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)            $411,384          $285,758         $213,951
    Average net assets (000 omitted)                   $339,514          $246,410         $185,990
    Ratio of expenses to average net assets                0.67%             0.68%            0.69%
    Ratio of net investment income to average
    net assets                                             4.26%             4.48%            4.78%
    Portfolio turnover rate                               41.32%            23.87%           63.89%


*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
22  Sanford C. Bernstein Fund, Inc.



                                                     -------------------------------------------------------------------------------

                                                                      BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO


                                                       -----------------------------------------------------------------------------
                                                        SIX MONTHS
                                                       ENDED 3/31/00   YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                        (UNAUDITED)      9/30/99     9/30/98     9/30/97      9/30/96     9/30/95
                                                       -----------------------------------------------------------------------------
  Net asset value, beginning of period                     $13.36        $13.87      $13.62      $13.35       $13.48       $12.98
                                                           ------        ------      ------      ------       ------       ------
    Income from investment operations:
      Investment income, net                                 0.29          0.56        0.58        0.61         0.64         0.65
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           (0.04)        (0.46)       0.26        0.27        (0.07)        0.50
                                                           ------        ------      ------      ------       ------       ------
  Total from investment operations                           0.25          0.10        0.84        0.88         0.57         1.15
                                                           ------        ------      ------      ------       ------       ------
    Less distributions:
      Dividends from taxable net investment income          (0.01)        (0.01)      (0.01)      (0.01)       (0.02)       (0.02)
      Dividends from tax-exempt net
      investment income                                     (0.28)        (0.55)      (0.57)      (0.60)       (0.62)       (0.63)
      Distributions from net realized gains                 (0.06)        (0.05)      (0.01)       0           (0.06)        0
      Distributions in excess of net investment
      income due to timing differences                       0             0           0           0            0            0
      Distributions in excess of net realized
      gains due to timing differences                        0             0           0           0            0            0
                                                           ------        ------      ------      ------       ------       ------
  Total distributions                                       (0.35)        (0.61)      (0.59)      (0.61)       (0.70)       (0.65)
                                                           ------        ------      ------      ------       ------       ------
  Portfolio transaction fee                                  0             0           0           0            0            0
                                                           ------        ------      ------      ------       ------       ------
  Net asset value, end of period                           $13.26        $13.36      $13.87      $13.62       $13.35       $13.48
                                                           ======        ======      ======      ======       ======       ======
  Total return                                               1.84%         0.74%       6.32%       6.73%        4.31%        9.14%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)              $730,565      $845,970    $816,082    $671,700     $539,217     $458,543
    Average net assets (000 omitted)                     $791,453      $843,755    $746,257    $603,119     $497,391     $413,892
    Ratio of expenses to average net assets                  0.64%*        0.64%       0.64%       0.65%        0.66%        0.66%
    Ratio of net investment income to average
    net assets                                               4.31%*        4.09%       4.25%       4.51%        4.73%        4.95%
    Portfolio turnover rate                                 24.53%        35.13%      27.20%      25.94%       26.19%       44.84%





                                                     -------------------------------------------------------------------------------
                                                                                     BERNSTEIN
                                                                                   SHORT DURATION
                                                                                DIVERSIFIED MUNICIPAL
                                                                                      PORTFOLIO
                                                     -------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                       ENDED 3/31/00          YEAR ENDED      YEAR ENDED         YEAR ENDED
                                                        (UNAUDITED)            9/30/99          9/30/98           9/30/97
                                                       -----------------------------------------------------------------------------
  Net asset value, beginning of period                        $12.49            $12.57           $12.56            $12.52
                                                              ------            ------           ------            ------
    Income from investment operations:
      Investment income, net                                    0.22              0.42             0.45              0.46
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies              (0.04)            (0.05)            0.04              0.05
                                                              ------            ------           ------            ------
  Total from investment operations                              0.18              0.37             0.49              0.51
                                                              ------            ------           ------            ------
    Less distributions:
      Dividends from taxable net investment income             (0.01)            (0.01)           (0.01)            (0.02)
      Dividends from tax-exempt net
      investment income                                        (0.21)            (0.41)           (0.44)            (0.44)
      Distributions from net realized gains                    (0.04)            (0.03)           (0.03)            (0.01)
      Distributions in excess of net investment
      income due to timing differences                          0                 0                0                 0
      Distributions in excess of net realized
      gains due to timing differences                           0                 0                0                 0
                                                              ------            ------           ------            ------
  Total distributions                                          (0.26)            (0.45)           (0.48)            (0.47)
                                                              ------            ------           ------            ------
  Portfolio transaction fee                                     0                 0                0                 0
                                                              ------            ------           ------            ------
  Net asset value, end of period                              $12.41            $12.49           $12.57            $12.56
                                                              ======            ======           ======            ======
  Total return                                                  1.51%             2.91%            4.02%             4.17%

Ratios/Supplemental Data

    Net assets, end of period (000 omitted)                 $172,889          $170,722         $158,553          $151,821
    Average net assets (000 omitted)                        $173,461          $167,918         $150,699          $135,288
    Ratio of expenses to average net assets                     0.70%*            0.71%            0.71%             0.72%
    Ratio of net investment income to average
    net assets                                                  3.59%*            3.29%            3.58%             3.66%
    Portfolio turnover rate                                    59.16%            95.33%           99.93%            68.25%


*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                     2000 Semiannual Report  23

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ---------------------------
                                                              BERNSTEIN
                                                           SHORT DURATION
                                                       DIVERSIFIED MUNICIPAL
                                                             PORTFOLIO
                                                     ---------------------------

                                                     YEAR ENDED      YEAR ENDED
                                                      9/30/96        9/30/95 (c)
                                                     ---------------------------
  Net asset value, beginning of period                   $12.63         $12.50
                                                         ------         ------
    Income from investment operations:
      Investment income, net                               0.52           0.55
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         (0.06)          0.13
                                                         ------         ------
    Total from investment operations                       0.46           0.68
                                                         ------         ------
    Less distributions:

      Dividends from taxable net investment income        (0.02)         (0.04)
      Dividends from tax-exempt net
      investment income                                   (0.50)         (0.51)
      Distributions from net realized gains               (0.05)          0
      Distributions in excess of net investment
      income due to timing differences                     0              0
      Distributions in excess of net realized
      gains due to timing differences                      0              0
                                                         ------         ------
  Total distributions                                     (0.57)         (0.55)
                                                         ------         ------
  Portfolio transaction fee                                0              0
                                                         ------         ------
  Net asset value, end of period                         $12.52         $12.63
                                                         ======         ======
  Total return                                             3.68%          5.55%

Ratios/Supplemental Data

Net assets, end of period (000 omitted)                $119,096       $101,325
    Average net assets (000 omitted)                   $105,467        $85,893
    Ratio of expenses to average net assets                0.71%          0.72%*
    Ratio of net investment income to average
    net assets                                             4.07%          4.32%*
    Portfolio turnover rate                               63.40%         73.50%


*Annualized
(c) Commenced operations October 3, 1994
See Notes to Financial Statements.
--------------------------------------------------------------------------------
24  Sanford C. Bernstein Fund, Inc.


                                                     -------------------------------------------------------------------------------
                                                                                BERNSTEIN SHORT DURATION
                                                                             CALIFORNIA MUNICIPAL PORTFOLIO
                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                     ENDED 3/31/00     YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                      (UNAUDITED)       9/30/99        9/30/98     9/30/97     9/30/96   9/30/95 (c)
                                                     ------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.53          $12.61       $12.55         $12.53       $12.65    $12.50
                                                        ------          ------       ------         ------       ------    ------
    Income from investment operations:
      Investment income, net                              0.21            0.40         0.42           0.45         0.50      0.53
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        (0.04)          (0.04)        0.07           0.03        (0.07)     0.15
                                                        ------          ------       ------         ------       ------    ------
  Total from investment operations                        0.17            0.36         0.49           0.48         0.43      0.68
                                                        ------          ------       ------         ------       ------    ------

    Less distributions:
      Dividends from taxable net investment income       (0.02)          (0.02)       (0.02)         (0.04)       (0.05)    (0.06)
      Dividends from tax-exempt net
      investment income                                  (0.19)          (0.38)       (0.40)         (0.41)       (0.45)    (0.47)
      Distributions from net realized gains              (0.04)          (0.04)       (0.01)         (0.01)       (0.05)     0
      Distributions in excess of net investment
      income due to timing differences                    0               0            0              0            0         0
      Distributions in excess of net realized
      gains due to timing differences                     0               0            0              0            0         0
                                                        ------          ------       ------         ------       ------    ------

   Total distributions                                   (0.25)          (0.44)       (0.43)         (0.46)       (0.55)    (0.53)
                                                        ------          ------       ------         ------       ------    ------
   Portfolio transaction fee                               0               0            0              0            0         0
                                                        ------          ------       ------         ------       ------    ------
   Net asset value, end of period                       $12.45          $12.53       $12.61         $12.55       $12.53    $12.65
                                                        ======          ======       ======         ======       ======    ======
   Total return                                           1.42%           2.90%        3.98%          3.89%        3.50%     5.58%

Ratios/Supplemental Data

      Net assets, end of period (000 omitted)          $85,039        $108,511      $99,050        $86,311      $72,925   $63,530
      Average net assets (000 omitted)                 $96,545         $97,808      $88,338        $76,339      $68,060   $49,944
      Ratio of expenses to average net assets             0.72%*          0.73%        0.73%          0.74%        0.72%     0.73%*
      Ratio of net investment income to average
      net assets                                          3.43%*          3.18%        3.34%          3.56%        3.96%     4.12%*
      Portfolio turnover rate                            46.40%         126.65%       77.01%         75.36%       60.76%    89.33%



                                                     -------------------------------------------------------------------------------

                                                                                BERNSTEIN SHORT DURATION
                                                                              NEW YORK MUNICIPAL PORTFOLIO

                                                     -------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                     ENDED 3/31/00     YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED
                                                      (UNAUDITED)       9/30/99        9/30/98     9/30/97     9/30/96   9/30/95 (c)
                                                     ------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.35          $12.47         $12.47     $12.52      $12.60       $12.50
                                                         ------          ------         ------     ------      ------       ------
    Income from investment operations:
      Investment income, net                               0.24           0.44            0.46       0.50        0.51         0.54
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         (0.07)         (0.12)           0.01      (0.01)      (0.07)        0.10
                                                         ------          ------         ------     ------      ------       ------
  Total from investment operations                         0.17           0.32            0.47       0.49        0.44         0.64
                                                         ------          ------         ------     ------      ------       ------

    Less distributions:
      Dividends from taxable net investment income        (0.01)          (0.O2)         (0.01)     (0.08)      (0.02)       (0.05)
      Dividends from tax-exempt net
      investment income                                   (0.23)          (0.42)         (0.45)     (0.42)      (0.49)       (0.49)
      Distributions from net realized gains                0               0             (0.01)     (0.04)      (0.01)        0
      Distributions in excess of net investment
      income due to timing differences                     0               0              0          0           0            0
      Distributions in excess of net realized
      gains due to timing differences                      0               0              0          0           0            0
                                                         ------          ------         ------     ------      ------       ------
   Total distributions                                    (0.24)          (0.44)         (0.47)     (0.54)      (0.52)       (0.54)
                                                         ------          ------         ------     ------      ------       ------
   Portfolio transaction fee                               0               0              0          0           0            0
                                                         ------          ------         ------     ------      ------       ------
   Net asset value, end of period                        $12.28          $12.35         $12.47     $12.47      $12.52       $12.60
                                                         ======          ======         ======     ======      ======       ======
   Total return                                            1.38%           2.64%          3.86%      3.99%       3.53%        5.24%

Ratios/Supplemental Data

      Net assets, end of period (000 omitted)          $113,099        $101,901        $78,652    $76,142     $58,750      $55,221
      Average net assets (000 omitted)                 $110,121         $92,014        $77,989    $69,567     $54,087      $50,642
      Ratio of expenses to average net assets              0.71%*          0.74%          0.74%      0.76%       0.74%        0.73%*
      Ratio of net investment income to average
      net assets                                           3.87%*          3.57%          3.66%      3.97%       4.02%        4.23%*
      Portfolio turnover rate                             48.06%          77.64%         52.93%     98.01%      55.81%      112.15%


*Annualized
(c) Commenced operations October 3, 1994
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                      2000 Semiannual Report  25

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (Unaudited)


NOTE 1.    Organization and Significant Accounting Policies
           Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series of shares (the "Portfolios"), each with its own investment objectives. At March 31, 2000, the three International Equity Portfolios are Bernstein Tax-Managed International Value (formerly, Bernstein International Value), Bernstein International Value II and Bernstein Emerging Markets Value, and the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal. As of the close of business on April 30, 1999, the Bernstein International Value Portfolio's name was changed to Bernstein Tax-Managed International Value Portfolio and the Bernstein International Value Portfolio II commenced operations through an in-kind redemption in the amount of $2,220,907,516 from the Bernstein International Value Portfolio.

        A. Portfolio Valuation
           The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Sanford C. Bernstein & Co., Inc. (the "Manager"). Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

        B. Foreign Currency Translation
           The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

           Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency-denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

           The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund does isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

           The Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.


--------------------------------------------------------------------------------
26   Sanford C. Bernstein Fund, Inc.

        C. Security Transactions and Related Investment Income
           Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

        D. Futures Contracts
           Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

        E. Written Options
           When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

        F. Taxes
           Each of the 12 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned.

        G. Repurchase Agreements
           Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

        H. Securities Transactions on a When-Issued or Delayed-Delivery Basis Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.


--------------------------------------------------------------------------------
                                                    2000 Semiannual Report    27

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


        I. Distribution of Income and Gains
           Net investment income of each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

           Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

        J. Expenses
           Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

        K. Organization Costs
           Costs incurred in connection with the organization of the Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906) and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.

        L. Use of Estimates
           The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        M. Portfolio Transaction Fee
           The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

        N. Securities Lending
           Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At March 31, 2000, the Tax-Managed International Value Portfolio had securities on loan with a value of $758,044,405 and had received collateral of $794,824,552, of which $557,813,020 was cash collateral and $237,011,532 was collateral in the form of U.S. Government securities. At March 31, 2000, the International Value Portfolio II had securities on loan with a value of $361,876,832 and had received collateral of $379,095,003, of which $113,048,267 was cash collateral and $266,046,736 was collateral in the form of U.S. Government securities. The Tax-Managed International Value Portfolio and the International Value Portfolio II earned $700,997 and $381,908, respectively, from securities lending transactions for the period ended March 31, 2000. This amount is reflected in the Statement of Operations as a component of interest income.


--------------------------------------------------------------------------------
28    Sanford C. Bernstein Fund, Inc.

NOTE 2.    Investment Management and Transactions with Affiliated Persons

        A. Management Fee
           Under agreements (the "Management Agreements") between the Fund and the Manager, the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services from each Portfolio at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the Tax-Managed International Value Portfolio and the International Value Portfolio II is at an annual rate of 1% of each Portfolio's average daily net assets up to and including $1 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $1 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets.

        B. Shareholder Servicing and Administrative Fee
           Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

        C. Distribution
           Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 12 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

        D. Directors and Officers
           Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $40,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

        E. Transactions with Affiliates
           The Emerging Markets Value Portfolio paid commissions to Sanford C. Bernstein & Co., Inc. in the amount of $24,297 for the period ended March 31, 2000.


--------------------------------------------------------------------------------
                                                    2000 Semiannual Report    29

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

NOTE 3.    Investment Security Transactions

        A. Purchases and Sales

           For the period from October 1, 1999 through March 31, 2000, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                                      PURCHASES                              SALES
                                                    EXCLUDING U.S.     PURCHASE OF       EXCLUDING U.S.         SALES OF
                                                      GOVERNMENT     U.S. GOVERNMENT       GOVERNMENT        U.S. GOVERNMENT
                                                      SECURITIES        SECURITIES         SECURITIES          SECURITIES
           -----------------------------------------------------------------------------------------------------------------
           Tax-Managed International Value       $  658,598,752                  0       $1,040,046,574                 0
           International Value II                   339,148,609                  0          668,655,132                 0
           Emerging Markets Value                    54,197,785                  0          148,167,930                 0
           Intermediate Duration                  3,698,676,511       $382,735,304        3,937,812,013      $546,074,536
           Short Duration Plus                      346,581,562         37,022,803          378,633,872        91,547,739
           Government Short Duration                 53,023,774         54,064,523           41,203,644        77,190,298
           Diversified Municipal                    231,566,234                  0          452,100,731                 0
           California Municipal                     175,649,414                  0          254,267,392                 0
           New York Municipal                       189,367,485                  0          316,493,583                 0
           Short Duration Diversified Municipal      98,453,569                  0           97,861,934                 0
           Short Duration California Municipal       42,866,612                  0           65,594,133         6,883,890
           Short Duration New York Municipal         55,338,533                  0           43,348,221         6,886,900

        B. Transactions in Securities of Affiliated Issuers

           Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Portfolio's transactions in the securities of these issuers for the six months ended March 31, 2000 is set forth below:


           BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
           -----------------------------------------------------------------------------------------------------------------------
                                                      ACQUISITIONS    DISPOSITIONS
                                           BEGINNING  ------------    ------------    ENDING    REALIZED    INTEREST
                                             SHARE    SHARE           SHARE            SHARE      GAIN    AND DIVIDEND   ENDING
             AFFILIATE                      AMOUNT    AMOUNT  COST    AMOUNT  COST     AMOUNT    (LOSS)      INCOME       VALUE
           -----------------------------------------------------------------------------------------------------------------------
             Jilin Chemical               56,100,000      0      0         0     0   56,100,000      0            0     $3,350,200
              Industrial Co., Ltd.
             Thai-German                   4,471,400      0      0         0     0    4,471,400      0            0        981,296
              Ceramic Industry
              Public Co., Ltd. (Foreign)                     -----            -----               -----       -----     ----------
                                                                 0               0                   0            0     $4,331,496
                                                             =====            =====               =====       =====     ==========



--------------------------------------------------------------------------------
30    Sanford C. Bernstein Fund, Inc.

        C. Federal Income Tax Status
           At March 31, 2000, the Emerging Markets Value Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio and Short Duration New York Municipal Portfolio had capital loss carryforwards as follows:

                                                                          CAPITAL LOSS
                                                                        CARRYFORWARD AMOUNT               EXPIRATION
           --------------------------------------------------------------------------------------------------------
             Emerging Markets Value Portfolio                             $42,568,353                    9/30/2007
             Short Duration Plus Portfolio                                  3,657,078                    9/30/2003
             Government Short Duration Portfolio                            1,128,171                    9/30/2003
             Short Duration New York Municipal Portfolio                      165,582                    9/30/2007
           --------------------------------------------------------------------------------------------------------

           Additionally, the Emerging Markets Value Portfolio, Intermediate Duration Portfolio, Short Duration Plus Portfolio and Short Duration New York Municipal Portfolio had post October loss deferrals of $20,051,764; $13,119,149; $456,674; and $4,405, respectively. The
           International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had post October FX loss deferrals of $35,132,388; $1,095,537; $2,716,572; and $392,459, respectively. For tax purposes, these losses are deemed to arise on October 1, 1999.

        D. Foreign Currency Contracts
           At March 31, 2000, the Tax-Managed International Value Portfolio, International Value Portfolio II, Intermediate Duration Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to purchase and sell foreign currencies as follows:


           FOREIGN CURRENCY BUY CONTRACT--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
           ----------------------------------------------------------------------------------

                                                     VALUE PAYABLE AT        CURRENT         CONTRACT         CONTRACT
             FOREIGN CURRENCY                        SETTLEMENT DATES         VALUE        APPRECIATION    (DEPRECIATION)
           ----------------------------------------------------------------------------------------------------------------
             Settlement 04/01/00 through 04/30/00
              Norwegian Krone                           $1,785,289           $1,776,935           0             $(8,354)
                                                        ----------           ----------    --------             -------
             Total                                      $1,785,289           $1,776,935           0             $(8,354)
                                                        ==========           ==========    ========             =======

           FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
           ------------------------------------------------------------------------------------

                                                   VALUE PAYABLE AT          CURRENT         CONTRACT          CONTRACT
             FOREIGN CURRENCY                        SETTLEMENT DATES         VALUE        APPRECIATION      (DEPRECIATION)
           -----------------------------------------------------------------------------------------------------------------
           Settlement 06/01/00 through 06/30/00
              Australian Dollars                 $   54,630,000          $  54,635,056                0       $     (5,056)
              British Pounds                        164,995,940            167,229,407                0         (2,233,467)
              Canadian Dollars                        3,410,641              3,448,071                0            (37,430)
              Euro                                  297,682,480            293,697,068       $3,985,412                  0
              Hong Kong Dollars                      48,811,191             48,816,270                0             (5,079)
              Japanese Yen                          530,006,047            549,227,145                0        (19,221,098)
              Norwegian Krone                        67,313,825             67,555,596                0           (241,771)
              Singapore Dollars                      53,971,606             54,189,368                0           (217,762)
                                                 --------------         --------------       ----------       ------------
             Total                               $1,220,821,730         $1,238,797,981       $3,985,412       $(21,961,663)
                                                 ==============         ==============       ==========       ============


--------------------------------------------------------------------------------
                                                    2000 Semiannual Report    31

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


           FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO II
           ---------------------------------------------------------------------------

                                                   VALUE PAYABLE AT         CURRENT            CONTRACT              CONTRACT
             FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE           APPRECIATION         (DEPRECIATION)
           -----------------------------------------------------------------------------------------------------------------------
             Settlement 06/01/00 through 06/30/00
              Australian Dollars                    $33,498,300          $33,388,090          $  110,210                     0
              British Pounds                        124,070,660          125,820,220                   0          $ (1,749,560)
              Canadian Dollars                       10,917,403           11,033,828                   0              (116,425)
              Euro                                  199,223,160          196,440,006           2,783,154                     0
              Hong Kong Dollars                      32,112,625           32,115,967                   0                (3,342)
              Japanese Yen                          301,129,656          312,150,680                   0           (11,021,024)
              Norwegian Krone                        37,199,744           37,333,355                   0              (133,611)
              Singapore Dollars                      29,919,043           30,039,759                   0              (120,716)
                                                   ------------         ------------          ----------          ------------
             Total                                 $768,070,591         $778,321,905          $2,893,364          $(13,144,678)
                                                   ============         ============          ==========          ============

           FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO
           -------------------------------------------------------------------------

                                                  VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
             FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
           -----------------------------------------------------------------------------------------------------------------------
             Settlement 04/01/00 through 04/30/00
              Euro                                  $25,475,000          $23,971,411          $1,503,589                     0
                                                    -----------          -----------          ----------          ------------
             Total                                  $25,475,000          $23,971,411          $1,503,589                     0
                                                    ===========          ===========          ==========          ============

           FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN SHORT DURATION PLUS PORTFOLIO
           -----------------------------------------------------------------------

                                                  VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
             FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
           -----------------------------------------------------------------------------------------------------------------------
             Settlement 04/01/00 through 04/30/00
              Euro                                   $4,050,525           $3,811,454            $239,071                     0
                                                     ----------           ----------            --------           -----------
             Total                                   $4,050,525           $3,811,454            $239,071                     0
                                                     ==========           ==========            ========           ===========


NOTE 4.    Concentration of Credit Risk
           The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5.    Risks Involved in Futures and Foreign Currency Contracts
           All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

           Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


--------------------------------------------------------------------------------
32    Sanford C. Bernstein Fund, Inc.

NOTE 6.    Capital-Share Transactions
           The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2000, 1,850 million are divided into 12 Portfolios, allocated 400 million to the Bernstein Tax-Managed International Value Portfolio, 300 million each to the Bernstein Intermediate Duration Portfolio and the Bernstein International Value Portfolio II, 200 million to the Bernstein Diversified Municipal Portfolio, 100 million each to the Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the six months ended March 31, 2000 and the year ended September 30, 1999 were as follows:

                                              BERNSTEIN TAX-MANAGED                 BERNSTEIN                     BERNSTEIN
                                               INTERNATIONAL VALUE             INTERNATIONAL VALUE          EMERGING MARKETS VALUE
                                                    PORTFOLIO                      PORTFOLIO II                   PORTFOLIO
                                           ----------------------------    ---------------------------    -------------------------
                                             SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED      SIX MONTHS    YEAR ENDED
                                           ENDED 3/31/00     9/30/99       ENDED 3/31/00   9/30/99(a)    ENDED 3/31/00     9/30/99
           -------------------------------------------------------------------------------------------------------------------------
           Shares sold                       11,303,124     48,336,640       7,543,852    129,078,992     4,866,709     12,103,044
           Shares issued to shareholders
           on reinvestment of dividends
           from net investment income
           and distributions from net
           realized gains                     2,561,840     27,820,600       1,217,839              0       180,757        427,905
           Shares redeemed                  (33,499,612)  (172,282,426)    (24,935,486)    (6,824,119)   (9,679,758)    (7,618,737)
                                            -----------    -----------     -----------    -----------    ----------     ----------
           Net increase (decrease)
           in shares outstanding            (19,634,648)   (96,125,186)    (16,173,795)   122,254,873    (4,632,292)     4,912,212
           Shares outstanding at
           beginning of period              182,510,805    278,635,991     122,254,873              0    40,782,667     35,870,455
                                            -----------    -----------     -----------    -----------    ----------     ----------
           Shares outstanding at
           end of period                    162,876,157    182,510,805     106,081,078    122,254,873    36,150,375     40,782,667
                                            ===========    ===========     ===========    ===========    ==========     ==========

                                                   BERNSTEIN                       BERNSTEIN                      BERNSTEIN
                                             INTERMEDIATE DURATION             SHORT DURATION PLUS             GOVERNMENT SHORT
                                                    PORTFOLIO                      PORTFOLIO                  DURATION PORTFOLIO
                                           ---------------------------      ---------------------------   -------------------------
                                            SIX MONTHS      YEAR ENDED      SIX MONTHS     YEAR ENDED      SIX MONTHS    YEAR ENDED
                                           ENDED 3/31/00     9/30/99       ENDED 3/31/00    9/30/99      ENDED 3/31/00     9/30/99
           -------------------------------------------------------------------------------------------------------------------------
           Shares sold                       13,813,020     57,428,914       7,683,306     15,335,588    4,752,894       3,914,252
           Shares issued to shareholders
           on reinvestment of dividends
           from net investment income
           and distributions from net
           realized gains                     1,464,836      5,220,377         401,462        817,130       94,048         201,920
           Shares redeemed                  (48,928,941)   (39,923,586)    (12,713,202)   (18,476,220)  (5,941,140)     (4,783,041)
                                            -----------    -----------     -----------    -----------   ----------      ----------
           Net increase (decrease)
           in shares outstanding            (33,651,085)    22,725,705      (4,628,434)    (2,323,502)  (1,094,198)       (666,869)
           Shares outstanding at
           beginning of period              211,115,466    188,389,761      45,157,606     47,481,108   10,237,664      10,904,533
                                            -----------    -----------     -----------    -----------   ----------      ----------
           Shares outstanding at
           end of period                    177,464,381    211,115,466      40,529,172     45,157,606    9,143,466      10,237,664
                                            ===========    ===========     ===========    ===========    =========      ==========

(a) Commenced operations April 30, 1999


--------------------------------------------------------------------------------
                                                    2000 Semiannual Report    33

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


                                                   BERNSTEIN                       BERNSTEIN                      BERNSTEIN
                                             DIVERSIFIED MUNICIPAL            CALIFORNIA MUNICIPAL             NEW YORK MUNICIPAL
                                                    PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                           ---------------------------     --------------------------    --------------------------
                                             SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED      SIX MONTHS    YEAR ENDED
                                           ENDED 3/31/00     9/30/99       ENDED 3/31/00     9/30/99     ENDED 3/31/00     9/30/99
           -------------------------------------------------------------------------------------------------------------------------
           Shares sold                        9,334,720     34,310,891      3,709,589    16,744,542      4,015,611      16,844,970
           Shares issued to shareholders
           on reinvestment of dividends
           from net investment income
           and distributions from net
           realized gains                       822,657      1,122,171        291,090       499,669        580,237         898,393
           Shares redeemed                  (26,820,956)   (22,111,212)   (10,857,519)  (11,737,644)   (12,821,130)    (13,245,252)
                                            -----------    -----------    -----------   -----------    -----------     -----------
           Net increase (decrease)
           in shares outstanding            (16,663,579)    13,321,850     (6,856,840)    5,506,567     (8,225,282)      4,498,111
           Shares outstanding at
           beginning of period              112,597,597     99,275,747     44,260,107    38,753,540     63,315,139      58,817,028
                                            -----------    -----------    -----------   -----------    -----------     -----------
           Shares outstanding at
           end of period                     95,934,018    112,597,597     37,403,267    44,260,107     55,089,857      63,315,139
                                            ===========    ===========    ===========   ===========    ===========     ===========


                                            BERNSTEIN SHORT DURATION         BERNSTEIN SHORT DURATION     BERNSTEIN SHORT DURATION
                                             DIVERSIFIED MUNICIPAL            CALIFORNIA MUNICIPAL            NEW YORK MUNICIPAL
                                                    PORTFOLIO                      PORTFOLIO                       PORTFOLIO
                                           ---------------------------     --------------------------    --------------------------
                                             SIX MONTHS     YEAR ENDED      SIX MONTHS     YEAR ENDED      SIX MONTHS    YEAR ENDED
                                           ENDED 3/31/00     9/30/99       ENDED 3/31/00    9/30/99      ENDED 3/31/00     9/30/99
           -------------------------------------------------------------------------------------------------------------------------
           Shares sold                        5,562,048      9,571,009      2,717,824      7,214,274      4,399,542      5,927,371
           Shares issued to shareholders
           on reinvestment of dividends
           from net investment income
           and distributions from net
           realized gains                       121,289        165,549         96,230        143,862         73,574        117,057
           Shares redeemed                   (5,415,337)    (8,684,747)    (4,646,475)    (6,550,832)    (3,519,272)    (4,100,838)
                                             ----------     ----------     ----------     ----------     ----------     ----------
           Net increase (decrease)
           in shares outstanding                268,000      1,051,811     (1,832,421)       807,304        953,844      1,943,590
           Shares outstanding at
           beginning of period               13,667,470     12,615,659      8,662,577      7,855,273      8,252,872      6,309,282
                                            -----------    -----------    -----------     ----------     ----------     ----------
           Shares outstanding at
           end of period                     13,935,470     13,667,470      6,830,156      8,662,577      9,206,716      8,252,872
                                            ===========    ===========    ===========     ==========     ==========     ==========



NOTE 7.    Line of Credit
           The Bernstein Emerging Markets Value Portfolio opened a $17,500,000 line of credit intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statements of Operations. The Portfolio did not utilize the line of credit during the six months ended March 31, 2000.


--------------------------------------------------------------------------------
34    Sanford C. Bernstein Fund, Inc.

                       This page intentionally left blank.

                      This page intentionally left blank.

Sanford C. Bernstein Fund, Inc.


--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

      Roger Hertog
      President, Treasurer and Director
      President, Chief Operating Officer and Director,
      Sanford C. Bernstein & Co., Inc.

      Andrew S. Adelson
      Senior Vice President and Director
      Senior Vice President, Chief Investment
      Officer--International and Director,
      Sanford C. Bernstein & Co., Inc.

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein*
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Francis H. Trainer, Jr.
      Senior Vice President
      Senior Vice President, Chief Investment
      Officer--Global Fixed Income and Director,
      Sanford C. Bernstein & Co., Inc.

      Jean Margo Reid
      Secretary
      Senior Vice President, General Counsel and Secretary,
      Sanford C. Bernstein & Co., Inc.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036


--------------------------------------------------------------------------------
LEGAL COUNSEL
--------------------------------------------------------------------------------
      Swidler Berlin Shereff Friedman, LLP
      405 Lexington Avenue
      New York, New York 10174


--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110


--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------
      Sanford C. Bernstein & Co., Inc.

      767 Fifth Avenue
      New York, New York 10153

      227 West Monroe Street
      Chicago, Illinois 60606

      300 Crescent Court
      Dallas, Texas 75201

      1999 Avenue of the Stars
      Los Angeles, California 90067

      555 California Street
      San Francisco, California 94104

      800 Connecticut Avenue, NW
      Washington, DC 20006

      Phillips Point--West Tower
      777 South Flagler Drive
      West Palm Beach, Florida 33401

      One North Lexington Avenue
      White Plains, New York 10601


      Sanford C. Bernstein Ltd

      99 Gresham Street
      London, United Kingdom
      EC2V 7NG

* Not related to Zalman C. Bernstein, deceased, former Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.


    These financial statements are taken from the records of the Fund without examination by independent public accountants who express no opinion thereon.

                         Sanford C. Bernstein Fund, Inc.
                   767 Fifth Avenue, New York, New York 10153
                                 (212) 756-4097

                         Sanford C. Bernstein Fund, Inc.
                                SEMIANNUAL REPORT
                                 MARCH 31, 2000

                             Schedule of Investments

                             Municipal Bond

                             Portfolios
                             ---------------------------------------------------

                             ---------------------------------------------------

                             ---------------------------------------------------

                             ---------------------------------------------------



                             ---------------------------------------------------
                             Diversified Municipal
                             ---------------------------------------------------
                             California Municipal
                             ---------------------------------------------------
                             New York Municipal
                             ---------------------------------------------------
                             Short Duration Diversified Municipal
                             ---------------------------------------------------
                             Short Duration California Municipal
                             ---------------------------------------------------
                             Short Duration New York Municipal>

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Berstein Diversified Municipal Portfolio
                           March 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     0.54%
--------------------------------------------------------------------------------
   5,100,000       Oklahoma State Industrial                       $   5,100,000
                   Authority Revenue, Integris
                   Baptist Series B, Daily Floater,
                   Putable Daily, 3.95%, 08/15/2029
   1,810,000       Long Island Power Authority, New                    1,810,000
                   York Electric System Revenue
                   Series 6, Daily Floater, Putable
                   Daily, 4.00%, 05/01/2033
                                                                   -------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $6,910,000)                                                      6,910,000
                                                                   -------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     14.41%
--------------------------------------------------------------------------------
      50,000       District of Columbia Series A-3,                       50,049
                   4.90%, 06/01/2000,
                   Escrowed to Maturity
     795,000       El Paso County, Texas,                                800,040
                   6.80%, 07/01/2000,
                   Escrowed to Maturity
   1,575,000       Fulton County Building Authority,                   1,621,888
                   Georgia Series A,
                   8.40%, 01/01/2001,
                   Escrowed to Maturity
   1,000,000       Humble Independent School                           1,027,310
                   District, Texas, PSF Guaranteed,
                   7.625%, 02/01/2001,
                   Escrowed to Maturity
   3,000,000       Austin, Texas Utility System                        3,110,670
                   Revenue Series A,
                   8.00%, 11/15/2016,
                   Prerefunded 05/15/2001 @100
   1,050,000       District of Columbia Series E,                      1,055,198
                   FGIC, 5.00%, 06/01/2001,
                   Escrowed to Maturity
     805,000       District of Columbia Series A,                        812,559
                   5.50%, 06/01/2001,
                   Escrowed to Maturity
   3,000,000       York County Public Facilities                       3,158,730
                   Corp., South Carolina
                   Certificates of Participation,
                   7.50%, 06/01/2011,
                   Prerefunded 06/01/2001 @102
   1,565,000       Arizona State Transportation                        1,625,002
                   Board, Highway Revenue Series A,
                   6.45%, 07/01/2006,
                   Prerefunded 07/01/2001 @101.50

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   5,205,000       Arizona State Transportation                    $   5,407,631
                   Board, Highway Revenue Series A,
                   6.50%, 07/01/2011,
                   Prerefunded 07/01/2001 @101.50
   1,000,000       Florida State Division of Bond                      1,045,680
                   Finance, Department of General
                   Services, Department of Natural
                   Resources Preservation 2000
                   Series A, AMBAC,
                   6.70%, 07/01/2005,
                   Prerefunded 07/01/2001 @102
   2,790,000       Los Angeles County Transportation                   2,928,830
                   Commission, California Sales Tax
                   Revenue Series A, FGIC,
                   6.75%, 07/01/2018,
                   Prerefunded 07/01/2001 @102
   1,600,000       Washington Public Power Supply                      1,674,432
                   System Revenue, Nuclear Project
                   No. 1 Series A, 6.875%, 07/01/2017,
                   Prerefunded 07/01/2001 @102
   1,265,000       Massachusetts Consolidated Loans                    1,326,985
                   Series D, 7.00%, 07/01/2007,
                   Prerefunded 07/01/2001 @102
   1,000,000       South Carolina State Public                         1,049,250
                   Service Authority Series B,
                   7.00%, 07/01/2012,
                   Prerefunded 07/01/2001 @102
   1,450,000       South Carolina State Public                         1,523,138
                   Service Authority Series B,
                   7.10%, 07/01/2021,
                   Prerefunded 07/01/2001 @102
   1,140,000       Lees Summit, Missouri Water &                       1,205,299
                   Sewer Revenue, AMBAC,
                   9.40%, 07/01/2015,
                   Prerefunded 07/01/2001 @100
   4,050,000       Denver City & County, Colorado,                     4,190,697
                   6.50%, 08/01/2006,
                   Prerefunded 08/01/2001 @101
   1,900,000       Massachusetts Series B, AMBAC,                      1,984,683
                   6.50%, 08/01/2011,
                   Prerefunded 08/01/2001 @102
   7,095,000       Philadelphia, Pennsylvania Water                    7,319,628
                   & Sewer Revenue Sixteenth Series,
                   7.00%, 08/01/2018,
                   Prerefunded 08/01/2001 @100
   2,885,000       Philadelphia, Pennsylvania Water                    3,049,041
                   & Sewer Revenue Sixteenth Series,
                   7.50%, 08/01/2010,
                   Prerefunded 08/01/2001 @102
   1,000,000       New York City Series A,                             1,057,160
                   7.75%, 08/15/2014,
                   Prerefunded 08/15/2001 @101.50
   1,280,000       New York City Series A,                             1,353,165
                   7.75%, 08/15/2015,
                   Prerefunded 08/15/2001 @101.50

*See Note 1, page 26 in Notes to Financial Statements.

                           Schedule of Investments--Municipal Bond Portfolios  1

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,530,000       New York City Series A,                         $   1,617,455
                   7.75%, 08/15/2017,
                   Prerefunded 08/15/2001 @101.50
   1,650,000       Pittsburgh Water & Sewer                            1,724,217
                   Authority, Pennsylvania Series A,
                   6.50%, 09/01/2014,
                   Prerefunded 09/01/2001 @102
   7,085,000       Lewis County Public Utility                         7,464,614
                   District No. 001, Washington,
                   Cowlitz Falls Hydroelectric Project
                   Revenue, 7.00%, 10/01/2022,
                   Prerefunded 10/01/2001 @102
   3,005,000       Washington Suburban Sanitation                      3,135,297
                   District, Maryland Sewage
                   Disposal, 6.20%, 11/01/2002,
                   Prerefunded 11/01/2001 @102
     350,000       Denver City & County, Colorado                        378,599
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012,
                   Prerefunded 11/15/2001 @102
   1,500,000       Massachusetts Water Resources                       1,574,610
                   Authority Series A,
                   6.50%, 12/01/2019,
                   Prerefunded 12/01/2001 @102
   1,950,000       Massachusetts Water Resources                       2,058,518
                   Authority Series A,
                   6.875%, 12/01/2011,
                   Prerefunded 12/01/2001 @102
   6,580,000       Cleveland, Ohio Waterworks                          6,898,604
                   Revenue, First Mortgage Series
                   F-92A, AMBAC,
                   6.50%, 01/01/2021,
                   Prerefunded 01/01/2002 @102
   2,170,000       Du Page County, Illinois                            2,276,851
                   Stormwater Project,
                   6.55%, 01/01/2021,
                   Prerefunded 01/01/2002 @102
   1,775,000       Philadelphia Hospitals & Higher                     1,864,389
                   Education Facilities Authority,
                   Pennsylvania Children's
                   Hospital Project Series A,
                   6.50%, 02/15/2021,
                   Prerefunded 02/15/2002 @102
   1,000,000       New York State Local Government                     1,062,790
                   Assistance Corp. Series D,
                   7.00%, 04/01/2018,
                   Prerefunded 04/01/2002 @102
   1,940,000       District of Columbia Series A,                      1,975,909
                   5.90%, 06/01/2002,
                   Escrowed to Maturity
   4,210,000       Sikeston, Missouri Electric                         4,419,911
                   Revenue, MBIA,
                   6.25%, 06/01/2022,
                   Prerefunded 06/01/2002 @102

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,470,000       Pennsylvania Intergovernmental                  $   1,500,370
                   Cooperative Authority Special Tax
                   Revenue, City of Philadelphia
                   Funding Program,
                   6.00%, 06/15/2002,
                   Escrowed to Maturity
   1,280,000       New York City Municipal Finance                     1,337,562
                   Authority, Water & Sewer Systems
                   Revenue Series B,
                   6.375%, 06/15/2022,
                   Prerefunded 06/15/2002 @101
   2,910,000       Tri-County Metropolitan                             3,013,683
                   Transportation District, Oregon,
                   Light Rail Extension Series A,
                   5.95%, 07/01/2007,
                   Prerefunded 07/01/2002 @101
   3,335,000       Tri-County Metropolitan                             3,457,328
                   Transportation District, Oregon,
                   Light Rail Extension Series A,
                   6.00%, 07/01/2012,
                   Prerefunded 07/01/2002 @101
   1,130,000       Massachusetts Municipal Wholesale                   1,200,184
                   Electric Co., Power Supply System
                   Revenue Series B,
                   6.75%, 07/01/2017,
                   Prerefunded 07/01/2002 @102
   3,600,000       Neshaminy School District,                          3,728,664
                   Pennsylvania, FGIC State Aid
                   Withholding, 6.30%, 02/15/2013,
                   Prerefunded 08/15/2002 @100
   2,210,000       Harris County, Texas Toll Road                      2,338,379
                   Series A, AMBAC,
                   6.50%, 08/15/2017,
                   Prerefunded 08/15/2002 @102
   3,320,000       Plymouth County, Massachusetts                      3,556,517
                   Certificates of Participation
                   Series A, 7.00%, 04/01/2022,
                   Prerefunded 10/01/2002 @102
   9,985,000       Denver City & County, Colorado                     10,772,317
                   Airport Revenue Series A,
                   7.25%, 11/15/2025,
                   Prerefunded 11/15/2002 @102
     505,000       Austin, Texas Utility Systems                         559,358
                   Revenue, MBIA,
                   9.25%, 11/15/2002,
                   Escrowed to Maturity
   3,000,000       Lower Colorado River Authority,                     3,099,690
                   Texas Revenue, Fifth Supply
                   Series, FSA, 5.40%, 01/01/2007,
                   Prerefunded 01/01/2003 @102
   1,900,000       Lower Colorado River Authority,                     1,967,963
                   Texas Revenue, Fifth Supply
                   Series, FSA, 5.50%, 01/01/2008,
                   Prerefunded 01/01/2003 @102

2  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   4,700,000       Chicago, Illinois Emergency                     $   4,883,018
                   Telephone System, FGIC,
                   5.625%, 01/01/2023,
                   Prerefunded 01/01/2003 @102
   1,855,000       Nebraska Public Power District                      1,950,774
                   Revenue, Power Supply System,
                   MBIA, 6.125%, 01/01/2015,
                   Prerefunded 01/01/2003 @102
   4,970,000       Connecticut State Series A,                         5,194,495
                   5.70%, 03/15/2011,
                   Prerefunded 03/15/2003 @102
     375,000       Metropolitan Pier & Exposition                        387,278
                   Authority, Illinois Dedicated
                   State Tax Revenue, McCormick
                   Place Series A,
                   5.90%, 06/15/2003,
                   Escrowed to Maturity
     375,000       Metropolitan Pier & Exposition                        387,278
                   Authority, Illinois Dedicated
                   State Tax Revenue, McCormick
                   Place Series A,
                   5.90%, 06/15/2003,
                   Escrowed to Maturity
     180,000       Grapevine-Collyville Independent                      195,021
                   School District, Texas Series A,
                   AMBAC, 7.50%, 08/15/2003,
                   Escrowed to Maturity
     740,000       Grapevine-Colleyville Independent                     801,753
                   School District, Texas Series A,
                   AMBAC, 7.50%, 08/15/2003,
                   Escrowed to Maturity
   1,045,000       District of Columbia Series B,                      1,104,764
                   6.00%, 06/01/2007,
                   Prerefunded 06/01/2004 @102
   3,875,000       Regional Transportation                             4,104,129
                   Authority, Illinois Series A,
                   AMBAC, 6.00%, 06/01/2008,
                   Prerefunded 06/01/2004 @102
     700,000       Metropolitan Pier & Exposition                        733,733
                   Authority, Illinois Dedicated
                   State Tax Revenue, McCormick
                   Place Series A,
                   5.70%, 06/15/2005,
                   Prerefunded 06/15/2004 @102
   2,330,000       Fulton County Building Authority,                   2,700,703
                   Georgia Series A,
                   8.75%, 01/01/2005,
                   Escrowed to Maturity
   1,035,000       Massachusetts Consolidated Loans                    1,074,713
                   Series B, FGIC,
                   5.50%, 06/01/2012,
                   Prerefunded 06/01/2006 @101
   4,775,000       Chicago, Illinois, FGIC,                            4,915,290
                   5.50%, 01/01/2007,
                   Escrowed to Maturity

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       Illinois Educational Facilities                 $   1,118,190
                   Authority Revenue, Loyola
                   University, Chicago Series A,
                   7.00%, 07/01/2007,
                   Escrowed to Maturity
   2,250,000       Connecticut State Special Tax                       2,467,485
                   Obligation Revenue Series B,
                   6.50%, 10/01/2007,
                   Escrowed to Maturity
     235,000       Palm Beach County Solid Waste                         252,399
                   Authority, Florida Revenue Series A,
                   AMBAC, 6.00%, 10/01/2009,
                   Escrowed to Maturity
   2,755,000       Tarrant County Health Facilities                    2,679,733
                   Development Corp., Texas, Harris
                   Methodist Health Systems Series A,
                   5.125%, 09/01/2012,
                   Escrowed to Maturity
   4,100,000       North Carolina Municipal Power                      4,205,493
                   Agency No. 1, Catawba Electric
                   Revenue, 5.50%, 01/01/2013,
                   Escrowed to Maturity
   2,045,000       Retama Development Corp.,                           2,718,418
                   Texas, Special Facilities
                   Revenue, Retama Racetrack,
                   8.75%, 12/15/2013,
                   Escrowed to Maturity
     150,000       Florida State Board of Education                      198,733
                   Capital Outlay,
                   9.125%, 06/01/2014,
                   Escrowed to Maturity
     950,000       Massachusetts Water Pollution                         932,121
                   Abatement Series B,
                   5.25%, 08/01/2014,
                   Escrowed to Maturity
   3,860,000       Retama Development Corp.,                           5,150,204
                   Texas, Special Facilities
                   Revenue, Retama Racetrack,
                   8.75%, 12/15/2014,
                   Escrowed to Maturity
   1,125,000       Retama Development Corp.,                           1,514,542
                   Texas, Special Facilities
                   Revenue, Retama Racetrack,
                   8.75%, 12/15/2015,
                   Escrowed to Maturity
   1,000,000       Bell County Health Facilities                       1,096,340
                   Development Corp., Texas,
                   Lutheran General Health Care
                   Systems, 6.50%, 07/01/2019,
                   Escrowed to Maturity
   4,940,000       Rhode Island Depositors Economic                    5,061,671
                   Protection Corp. Series A, FSA,
                   5.75%, 08/01/2019,
                   Escrowed to Maturity


                           Schedule of Investments--Municipal Bond Portfolios  3

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,500,000       Rhode Island Depositors Economic                $   1,471,110
                   Protection Corp. Series A, FSA,
                   5.50%, 08/01/2020,
                   Escrowed to Maturity
   5,780,000       Rhode Island Depositors Economic                    6,338,347
                   Protection Corp. Series A,
                   6.375%, 08/01/2022,
                   Escrowed to Maturity
                                                                   -------------
Total Prerefunded/Escrowed
(Cost $182,650,604)                                                  184,998,579
                                                                   -------------
--------------------------------------------------------------------------------
INSURED:                                                                  35.01%
--------------------------------------------------------------------------------
   1,050,000       Massachusetts Consolidated Loans                    1,050,000
                   Series B, FGIC,
                   7.30%, 04/01/2000
   1,200,000       Plano, Texas Waterworks & Sewer                     1,202,400
                   Revenue, AMBAC,
                   6.90%, 05/01/2000
      80,000       District of Columbia Series E,                         80,059
                   FGIC, 4.75%, 06/01/2000
   1,000,000       Alaska Student Loan Corp.,                          1,002,160
                   Student Loan Revenue Series A,
                   AMBAC, AMT,
                   5.375%, 07/01/2000
  20,300,000       New Jersey State Transit Corp.,                    20,379,576
                   Capital Grant Anticipation Notes
                   Series A, FSA,
                   5.00%, 09/01/2000
   2,000,000       Dade County, Florida, FGIC,                         2,074,680
                   12.00%, 10/01/2000
      15,000       Indiana Health Facility Financing                      15,075
                   Authority Hospital Revenue, Sisters of
                   St. Francis Health Series A, MBIA,
                   5.00%, 11/01/2000
   1,030,000       Northglenn, Colorado Water                          1,031,772
                   Utility Series A, MBIA,
                   6.60%, 11/01/2000
   2,220,000       Carrollton & Henderson Public                       2,217,203
                   Energy Authority, Kentucky Trust
                   Series A, FSA,
                   4.50%, 01/01/2001
   2,275,000       Clark County Public Utility                         2,321,456
                   District No. 1, Washington
                   Electric Revenue, FGIC,
                   7.10%, 01/01/2001
   5,760,000       Oregon State Department of                          5,742,202
                   Administrative Services, Lottery
                   Revenue & Education Projects
                   Series A, FSA,
                   4.00%, 04/01/2001
   1,165,000       Kansas State Finance Authority                      1,153,501
                   Revenue, Department of Commerce,
                   FSA, 4.00%, 06/01/2001
   1,080,000       Tennergy Corp., Tennessee Gas                       1,062,169
                   Revenue, MBIA, 4.25%, 06/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
      75,000       District of Columbia Series E,                  $      75,287
                   FGIC, 5.00%, 06/01/2001
   4,265,000       New Jersey State Transportation                     4,338,273
                   Trust Fund Authority,
                   Transportation Systems Series A,
                   AMBAC, 6.00%, 06/15/2001
   1,705,000       Moore Public Works Authority,                       1,694,804
                   Oklahoma Utility System Revenue,
                   AMBAC, 4.25%, 07/01/2001
  26,215,000       Arizona State Transportation Board                 26,310,160
                   Excise Tax Revenue, Maricopa County
                   Regional Area Road Improvement,
                   AMBAC, 4.75%, 07/01/2001
   1,750,000       Detroit, Michigan Sewage Disposal                   1,757,385
                   Revenue Series A, FGIC,
                   4.85%, 07/01/2001
   3,260,000       Florida State Division of Bond                      3,282,331
                   Finance, Department of General
                   Services, Environmental
                   Protection Preservation 2000
                   Series B, FSA, 5.00%, 07/01/2001
   1,000,000       Lancaster County Hospital                           1,004,570
                   Authority, Pennsylvania Revenue,
                   Lancaster General Hospital
                   Project, AMBAC, 5.00%, 07/01/2001
   1,000,000       University of Texas,                                1,006,130
                   PUF Guaranteed, 5.00%, 07/01/2001
   2,000,000       Illinois State, FGIC,                               2,017,260
                   5.25%, 07/01/2001
   4,390,000       Arizona State Transportation                        4,439,914
                   Board Excise Tax Revenue,
                   Maricopa County Regional Area
                   Road Series A, AMBAC,
                   5.40%, 07/01/2001
   1,000,000       Phoenix, Arizona Airport Revenue                    1,014,350
                   Series A, MBIA, 5.65%, 07/01/2001
   1,130,000       Boston, Massachusetts Series A,                     1,155,244
                   MBIA, 6.30%, 07/01/2001
   2,885,000       Massachusetts Consolidated Loan                     2,913,763
                   Series C, MBIA, 5.25%, 08/01/2001
   1,000,000       Louisiana State Series A, FGIC,                     1,018,460
                   6.00%, 08/01/2001
   1,475,000       Tennessee Energy Acquisition                        1,457,566
                   Corp., Gas Revenue Series B,
                   AMBAC, 4.625%, 09/01/2001
   1,150,000       Kansas City, Missouri Airport                       1,156,452
                   Revenue, General Improvement
                   Series A, FSA, AMT,
                   5.00%, 09/01/2001
   5,525,000       New Jersey State Educational                        5,575,057
                   Facilities Authority, Higher
                   Education Facilities Trust Fund
                   Series A, AMBAC,
                   5.125%, 09/01/2001

4  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,595,000       New Jersey State Transit Corp.                  $   3,620,273
                   Certificates Series A, AMBAC,
                   5.00%, 09/15/2001
   1,555,000       Lowell, Massachusetts Series B,                     1,561,718
                   FSA, 4.75%, 11/01/2001
   1,370,000       Chicago, Illinois Series A, FGIC,                   1,388,906
                   5.50%, 01/01/2002
   1,475,000       West Haven, Connecticut, AMBAC,                     1,455,206
                   4.00%, 02/01/2002
   3,065,000       United Independent School                           3,062,395
                   District, Texas, PSF Guaranteed,
                   4.625%, 02/15/2002
   1,000,000       Celebration Community Development                   1,014,230
                   District, Florida Special
                   Assessment, MBIA,
                   5.35%, 05/01/2002
   2,000,000       Philadelphia, Pennsylvania Water                    2,015,560
                   & Wastewater Revenue, FSA,
                   5.00%, 06/15/2002
   2,000,000       Honolulu City & County, Hawaii                      2,016,700
                   Series A, FGIC,
                   5.00%, 07/01/2002
   1,900,000       Pima County, Arizona, FGIC,                         1,916,264
                   5.00%, 07/01/2002
   2,060,000       Rockdale County Water & Sewer                       2,078,066
                   Authority, Georgia Revenue Series B,
                   MBIA, 5.00%, 07/01/2002
   5,180,000       Gulf Coast Water Authority,                         5,180,311
                   Texas Water System Contract
                   Revenue Series A, AMBAC,
                   4.625%, 08/15/2002
   6,585,000       New Hampshire Municipal Bond Bank                   6,635,573
                   Series B, FSA, 5.00%, 08/15/2002
   2,945,000       San Antonio Independent School                      3,096,491
                   District, Texas, PSF Guaranteed,
                   7.00%, 08/15/2002
   1,120,000       Northern Pennsylvania School                        1,085,997
                   District, FSA,
                   3.75%, 09/01/2002
   2,000,000       New Jersey State Transit Corp.                      2,015,940
                   Certificates Series A, AMBAC,
                   5.00%, 09/15/2002
   1,000,000       Orlando, Florida Waste Water                          970,760
                   Systems Revenue Series A,
                   Variable Rate CPI Bond, MBIA,
                   8.36%, 10/01/2002
     595,000       Austin, Texas Utility System                          660,438
                   Revenue, MBIA,
                   9.25%, 11/15/2002
   4,295,000       Nassau County, New York                             4,324,636
                   Series C, FSA,
                   5.125%, 01/01/2003
   3,200,000       Chicago Public Building                             3,231,136
                   Commission, Illinois Revenue
                   Series C, FGIC,
                   5.125%, 02/01/2003

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,600,000       Hawaii State Series CN, FGIC,                   $   1,663,888
                   6.25%, 03/01/2003
   3,000,000       New York State Thruway Authority,                   3,097,440
                   Highway & Bridge Trust Fund
                   Series B, AMBAC,
                   6.00%, 04/01/2003
   1,000,000       New Jersey State Transportation                     1,036,560
                   Trust Fund Authority Series A,
                   AMBAC, 6.00%, 06/15/2003
   2,400,000       Pima County, Arizona, FGIC,                         2,439,048
                   5.25%, 07/01/2003
  12,710,000       Rockdale County Water & Sewer                      12,924,418
                   Authority, Georgia Revenue Series B,
                   MBIA, 5.25%, 07/01/2003
   7,345,000       New York City Series A-1, AMBAC,                    7,651,874
                   6.25%, 08/01/2003
     685,000       Niagara Frontier Authority, New                       690,418
                   York Airport Revenue, Greater
                   Buffalo International Airport,
                   AMBAC, AMT,
                   5.75%, 04/01/2004
   2,950,000       Pennsylvania Economic Development                   2,837,959
                   Financing Authority Revenue,
                   Northwestern Human Services
                   Series A, ACA,
                   4.60%, 06/01/2004
   1,000,000       District of Columbia Series B-3,                    1,006,610
                   MBIA, 5.20%, 06/01/2004
   3,770,000       New Jersey State Transportation                     3,866,022
                   Trust Fund Authority Series A,
                   FSA, 5.50%, 06/15/2004
     800,000       Metropolitan Pier & Exposition                        830,832
                   Authority, Illinois Dedicated
                   State Tax Revenue, McCormick
                   Place Series A, MBIA,
                   5.70%, 06/15/2005
   1,000,000       Utah State Board of Regents,                        1,036,420
                   Student Loan Revenue Series J,
                   AMBAC, AMT, 6.00%, 05/01/2006
   1,340,000       Arlington, Texas Waterworks &                       1,413,767
                   Sewer Revenue, AMBAC,
                   6.00%, 06/01/2006
   2,095,000       Virginia Port Authority                             2,199,038
                   Facilities Revenue, MBIA, AMT,
                   6.00%, 07/01/2006
   2,200,000       Clark County Public Utility                         2,258,300
                   District No.1, Washington
                   Electric Revenue, AMBAC,
                   5.50%, 01/01/2007
   4,485,000       Cleveland, Ohio Waterworks                          4,624,528
                   Revenue Series G, MBIA,
                   5.50%, 01/01/2007
   6,110,000       Chicago, Illinois O'Hare                            6,412,628
                   International Airport Revenue,
                   Second Lien-Series A, AMBAC, AMT,
                   6.00%, 01/01/2007

                           Schedule of Investments--Municipal Bond Portfolios  5

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       Prince Georges County, Maryland                 $   1,064,060
                   Consolidated Public Improvement
                   Series A, MBIA,
                   6.00%, 03/15/2007
   2,000,000       Walled Lake Consolidated School                     2,121,500
                   District, Michigan, MBIA,
                   6.00%, 05/01/2007
   1,715,000       Northeast Hospital Authority,                       1,782,760
                   Texas Northeast Medical Center
                   Hospital Revenue, FSA,
                   5.75%, 05/15/2007
   7,095,000       District of Columbia Series B,                      7,424,350
                   MBIA, 6.00%, 06/01/2007
   2,525,000       Philadelphia, Pennsylvania                          2,674,228
                   Airport Revenue Series A, FGIC,
                   6.00%, 06/15/2007
   1,200,000       Philadelphia, Pennsylvania                          1,259,832
                   Airport Revenue Series B, FGIC,
                   AMT, 6.00%, 06/15/2007
   1,105,000       Delaware Transportation Authority                   1,173,388
                   System Revenue, AMBAC,
                   6.00%, 07/01/2007
   2,030,000       MTA, New York Commuter Facilities                   2,149,323
                   Revenue Series C-1, FGIC,
                   6.00%, 07/01/2007
   2,775,000       Washington Public Power Supply                      2,914,055
                   System Revenue, Nuclear Project
                   No.1 Series A, AMBAC,
                   6.00%, 07/01/2007
   1,000,000       Cook County, Illinois, MBIA,                        1,133,600
                   7.25%, 11/01/2007
   2,115,000       Connecticut State Resource                          2,207,468
                   Recovery Authority,
                   Mid-Connecticut System Series A,
                   MBIA, 5.75%, 11/15/2007
   1,400,000       Massachusetts Consolidated Loans                    1,397,228
                   Series A, MBIA,
                   5.00%, 01/01/2008
   2,270,000       Clark County Public Utility                         2,328,725
                   District No.1, Washington
                   Electric Revenue, AMBAC,
                   5.50%, 01/01/2008
   1,465,000       Sangamon County School District                     1,504,599
                   No. 186, Illinois, FGIC,
                   5.55%, 01/01/2008
   1,000,000       Berkley City School District,                       1,120,810
                   Michigan, FGIC,
                   7.00%, 01/01/2008
   1,000,000       Memphis-Shelby County Airport                       1,049,690
                   Authority, Tennessee Revenue
                   Series A, MBIA, AMT,
                   6.00%, 02/15/2008
   1,875,000       Port Arthur Navigation District,                    1,992,338
                   Texas, AMBAC,
                   6.00%, 03/01/2008

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,095,000       Haverhill, Massachusetts, FGIC,                 $   1,165,518
                   6.00%, 06/15/2008
   2,000,000       Intermountain Power Agency, Utah                    2,176,420
                   Power Supply Revenue Series A,
                   AMBAC, 6.50%, 07/01/2008
   4,140,000       Metropolitan Washington Airport                     4,275,295
                   Authority, District of Columbia
                   Revenue Series A, MBIA, AMT,
                   5.80%, 10/01/2008
   1,265,000       Emerald Peoples Utility District,                   1,462,492
                   Oregon, FGIC, 7.35%, 11/01/2008
     750,000       Hot Springs, Arkansas Sales & Use                     745,260
                   Tax, Civic Center Project, FSA,
                   4.95%, 12/01/2008
   2,750,000       Indianapolis, Indiana Resource                      3,047,853
                   Recovery Revenue, Ogden Martin
                   System Inc. Project, AMBAC,
                   6.75%, 12/01/2008
   1,675,000       Chicago, Illinois O'Hare                            1,750,861
                   International Airport Revenue,
                   Second Lien-Series C, MBIA,
                   5.75%, 01/01/2009
   2,070,000       North Carolina Eastern Municipal                    2,131,106
                   Power Agency, Power System
                   Revenue Series B, ACA,
                   6.125%, 01/01/2009
   2,000,000       Richmond, Virginia, FSA,                            2,004,020
                   5.25%, 01/15/2009 (Note B, p. 15)
   4,000,000       Massachusetts Bay Transportation                    4,124,720
                   Authority Series A, MBIA,
                   5.50%, 03/01/2009
   1,000,000       Middlesex County Utilities                          1,002,420
                   Authority, New Jersey Sewer
                   Revenue Series A, FGIC,
                   5.15%, 03/15/2009
   3,495,000       Ohio State Public Facilities                        3,525,791
                   Commission, Higher Education
                   Capital Facilities Series A,
                   AMBAC, 5.25%, 05/01/2009
   2,260,000       District of Columbia Series B,                      2,300,477
                   FSA, 5.50%, 06/01/2009
   1,780,000       Massachusetts Port Authority                        1,812,093
                   Revenue Series B, FSA,
                   5.50%, 07/01/2009
   1,530,000       Texas Municipal Power Agency                        1,553,761
                   Revenue, MBIA,
                   5.25%, 09/01/2009
   1,000,000       Anchorage, Alaska, FGIC,                            1,065,480
                   6.00%, 10/01/2009
   4,070,000       Palm Beach County Solid Waste                       4,327,102
                   Authority, Florida Revenue Series A,
                   AMBAC, 6.00%, 10/01/2009
   1,370,000       Indiana Transportation Finance                      1,458,132
                   Authority, Airport Facilities
                   Lease Revenue Series A, AMBAC,
                   6.00%, 11/01/2009

6  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   5,000,000       Connecticut State Resource                      $   5,080,650
                   Recovery Authority Series A, MBIA,
                   5.375%, 11/15/2009
   1,000,000       Providence Public Building                            991,630
                   Authority, Rhode Island Series A,
                   FSA, 5.10%, 12/15/2009
   1,890,000       Chicago, Illinois O'Hare                            1,878,358
                   International Airport Revenue,
                   Second Lien-Series C, MBIA,
                   5.00%, 01/01/2010
   1,000,000       Memphis-Shelby County Airport                       1,069,770
                   Authority, Tennessee Revenue
                   Series A, MBIA, AMT,
                   6.25%, 02/15/2010
   1,065,000       Detroit City School District,                       1,177,720
                   Michigan Series A, AMBAC,
                   6.50%, 05/01/2010
   1,000,000       Detroit, Michigan Water Supply                      1,020,410
                   System Revenue Series B, MBIA,
                   5.40%, 07/01/2010
   2,510,000       Detroit, Michigan Sewage Disposal                   2,669,661
                   Revenue Series B, MBIA,
                   6.00%, 07/01/2010
   1,945,000       Indianapolis, Indiana Gas Utility                   1,955,328
                   Revenue, Distribution System
                   Series A, AMBAC,
                   5.25%, 08/15/2010
   2,405,000       Philadelphia Parking Authority,                     2,466,183
                   Pennsylvania Revenue, FSA,
                   5.50%, 09/01/2010
   1,500,000       Brownsville, Texas Utilities                        1,639,140
                   System Revenue, AMBAC,
                   6.25%, 09/01/2010
   2,065,000       Broward County, Florida Airport                     2,058,392
                   System Revenue Series E, MBIA,
                   AMT, 5.25%, 10/01/2010
   5,000,000       Connecticut State Resource                          5,066,750
                   Recovery Authority Series A, MBIA,
                   5.375%, 11/15/2010
   1,000,000       Bexar County Health Facilities                      1,043,810
                   Development Corp., Texas Baptist
                   Health System Series A, MBIA,
                   6.00%, 11/15/2010
   1,190,000       Amarillo Health Facilities Corp.,                   1,197,568
                   Texas, Baptist St. Anthony's
                   Hospital Corp., FSA,
                   5.50%, 01/01/2011
   2,495,000       Iron County School District, Utah                   2,619,525
                   State School Bond Guaranty,
                   5.75%, 01/15/2011
   1,000,000       Amarillo Junior College District,                     993,770
                   Texas, FGIC, 5.125%, 02/15/2011
   2,000,000       Louisiana State Office Facilities                   2,035,040
                   Corp., Lease Revenue Capitol
                   Complex Series A, MBIA,
                   5.50%, 03/01/2011

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,015,000       Clayton County Hospital                         $   3,007,131
                   Authority, Georgia Revenue
                   Anticipation Certificates,
                   Southern Regional Medical Center
                   Project Series A, MBIA,
                   5.25%, 08/01/2011
   1,915,000       Philadelphia Parking Authority,                     1,957,245
                   Pennsylvania Revenue, FSA,
                   5.50%, 09/01/2011
   1,275,000       Brownsville, Texas Utility System                   1,392,466
                   Revenue, AMBAC,
                   6.25%, 09/01/2011
   1,460,000       Indiana Transportation Finance                      1,555,309
                   Authority, Airport Facilities
                   Lease Revenue Series A, AMBAC,
                   6.00%, 11/01/2011
   4,000,000       Richmond, Virginia, FSA,                            4,037,640
                   5.50%, 01/15/2012 (Note B, p. 15)
   1,025,000       Goose Creek Independent School                      1,001,640
                   District, Texas, PSF Guaranteed,
                   5.00%, 02/15/2012
   1,000,000       Amarillo Junior College District,                     988,130
                   Texas, FGIC,
                   5.125%, 02/15/2012
   1,150,000       Bell County Health Facilities                       1,145,216
                   Development Corp., Texas Revenue,
                   Cook Children's Hospital
                   Refunding & Improvement, FSA,
                   5.375%, 12/01/2012
   3,500,000       Northern Colorado Water                             3,806,810
                   Conservancy District, Municipal
                   Sub-District Revenue Series F,
                   AMBAC, 6.50%, 12/01/2012
   2,470,000       Chicago Public Building                             2,441,768
                   Commission, Illinois Revenue,
                   Chicago Park District Series A,
                   FGIC, 5.375%, 01/01/2013
   2,085,000       New York State Dormitory                            2,026,766
                   Authority Lease Revenue,
                   Municipal Health Facilities
                   Improvement Project Series 1, FSA,
                   5.125%, 01/15/2013
   1,195,000       New York State Dormitory                            1,175,187
                   Authority, Mental Health Services
                   Facilities Improvement Series D,
                   MBIA, 5.25%, 02/15/2013
   3,140,000       Canadian River Municipal Water                      3,205,281
                   Authority, Texas Contract,
                   Conjunctive Use Groundwater, MBIA,
                   5.75%, 02/15/2013
   1,035,000       Sacramento Municipal Utility                        1,177,654
                   District, California Series G,
                   MBIA, 6.50%, 09/01/2013
   2,445,000       Sunrise, Florida Utility System                     2,505,905
                   Revenue, AMBAC,
                   5.50%, 10/01/2013

                           Schedule of Investments--Municipal Bond Portfolios  7

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,105,000       Clark County, Nevada                            $   3,069,044
                   Transportation Series A, FGIC,
                   5.25%, 12/01/2013
   2,680,000       Pennsylvania State Turnpike                         2,808,024
                   Commission, Turnpike Revenue
                   Series M, FGIC,
                   6.50%, 12/01/2013
   3,700,000       New York State Thruway Authority                    3,628,183
                   Highway & Bridge Trust Fund
                   Series C, FGIC,
                   5.25%, 04/01/2014
   1,555,000       Washoe County School District,                      1,524,475
                   Nevada, FGIC,
                   5.25%, 06/01/2014
   1,070,000       Illinois Health Facilities                          1,040,489
                   Authority Revenue, Hospital
                   Sisters Services Inc. Series A,
                   MBIA, 5.375%, 06/01/2014
   2,000,000       Laredo, Texas, FGIC,                                1,935,700
                   5.125%, 08/15/2014
   1,245,000       Wyandotte County Unified                            1,225,180
                   Government, Kansas Utility System
                   Revenue, MBIA,
                   5.25%, 09/01/2014
   5,815,000       Washington State Health Care                        5,564,722
                   Facilities Authority, Children's
                   Hospital & Regional Medical
                   Center, FSA,
                   5.25%, 10/01/2014
   2,315,000       Clark County, Nevada                                2,268,492
                   Transportation Series B, FGIC,
                   5.25%, 12/01/2014
   3,370,000       Cypress-Fairbanks Independent                       3,253,701
                   School District, Texas,
                   PSF Guaranteed,
                   5.25%, 02/15/2016
  10,745,000       Lower Colorado River Authority,                    11,036,834
                   Texas Revenue Series A, FSA,
                   5.875%, 05/15/2016
   2,500,000       King County School District                         2,371,550
                   No. 403, Renton, Washington,
                   MBIA, 5.25%, 06/01/2016
   1,800,000       Magnolia Independent School                         1,667,484
                   District, Texas, PSF Guaranteed,
                   5.00%, 08/15/2016
   1,430,000       District of Columbia Water &                        1,491,047
                   Sewer Authority, Public Utility
                   Revenue, FSA,
                   6.00%, 10/01/2016
   1,760,000       Clark County, Nevada Series A,                      1,955,765
                   AMBAC, 6.50%, 06/01/2017
   3,000,000       Memphis-Shelby County Airport                       3,120,090
                   Authority, Tennessee Revenue
                   Series D, AMBAC,
                   6.25%, 03/01/2018

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   2,865,000       New York State Dormitory Authority,             $   3,024,953
                   New York University Series A, MBIA,
                   6.00%, 07/01/2018
   9,750,000       Long Island Power Authority, New                    8,890,538
                   York Electric System Revenue,
                   Series A, FSA,
                   5.00%, 12/01/2018
   9,420,000       Illinois Development Finance                        7,712,154
                   Authority, Adventist Health
                   Systems Series B, Variable Rate
                   CPI Bond, MBIA,
                   9.33%, 01/01/2019
   1,005,000       Regional Transportation                             1,206,101
                   Authority, Illinois Series C,
                   FGIC, 7.75%, 06/01/2020
   3,135,000       Illinois State Dedicated Tax Revenue,               3,362,507
                   AMBAC, 6.25%, 12/15/2020
   3,000,000       Arlington Independent School                        2,683,710
                   District, Texas, PSF Guaranteed,
                   5.00%, 02/15/2021
   3,980,000       McGee-Creek Authority, Oklahoma                     4,135,857
                   Water Revenue, MBIA,
                   6.00%, 01/01/2023
   2,315,000       New York State Dormitory                            2,059,817
                   Authority Revenue, Mental Health
                   Services Facility Improvement
                   Series D, MBIA, 5.00%, 02/15/2023
   2,685,000       MTA, New York Dedicated Tax Fund                    2,401,651
                   Series A, FGIC, 5.00%, 04/01/2023
   3,455,000       Seguin Independent School                           3,067,901
                   District, Texas, PSF Guaranteed,
                   5.00%, 04/01/2023
   3,440,000       Illinois State, FSA,                                3,087,433
                   5.125%, 04/01/2023
   5,000,000       Village Center Community                            4,519,000
                   Development District, Florida
                   Recreational Revenue Series A,
                   MBIA, 5.00%, 11/01/2023
   2,500,000       Crowley Independent School                          2,293,374
                   District, Texas, PSF Guaranteed,
                   5.20%, 08/01/2024
   2,000,000       Harris County, Texas Toll Road                      1,768,340
                   Senior Lien, MBIA,
                   5.00%, 08/15/2024
   2,420,000       New York State Energy Research &                    2,460,244
                   Development Authority, Electric
                   Facilities Revenue, Consolidated
                   Edison Co. New York Inc. Series A,
                   MBIA, AMT, 7.50%, 01/01/2026
   4,750,000       Delaware Valley Regional Finance                    4,409,900
                   Authority, Pennsylvania Local
                   Government Revenue Series A,
                   Variable Rate CPI Bond, AMBAC,
                   Mandatory Put 07/01/2007,
                   4.41%, 07/01/2027
                                                                   -------------
Total Insured
(Cost $451,971,473)                                                  449,528,477
                                                                   -------------

8  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            31.23%
--------------------------------------------------------------------------------
State General Obligations: 10.67%
     950,000       District of Columbia Series A-3,                 $    950,105
                   4.90%, 06/01/2000
   2,305,000       Wisconsin State Series A,                           2,295,319
                   4.00%, 05/01/2001
   6,155,000       Wisconsin State,                                    6,253,726
                   5.80%, 05/01/2001
   1,220,000       Florida State Board of Education                    1,220,891
                   Capital Outlay, Public Education
                   Series B, 4.50%, 06/01/2001
   7,350,000       Minnesota State, 4.75%, 06/01/2001                  7,378,298
                   (Notes C & D, p. 15)
     865,000       District of Columbia Series A,                        869,732
                   5.50%, 06/01/2001
   1,030,000       District of Columbia Series B,                      1,035,634
                   5.50%, 06/01/2001
   7,865,000       Washington State Series R-96B,                      7,955,290
                   5.50%, 07/01/2001
   1,000,000       Massachusetts Consolidated Loans                    1,023,750
                   Series D, 6.50%, 07/01/2001
   1,015,000       Ohio State,                                         1,010,402
                   4.25%, 08/01/2001
   5,915,000       Pennsylvania State Second Series,                   5,914,645
                   4.50%, 08/01/2001
   1,410,000       Massachusetts Series A,                             1,431,545
                   5.50%, 11/01/2001
   7,525,000       Washington State Series R-2000A,                    7,533,202
                   4.75%, 01/01/2002 (Note E, p. 15)
  22,555,000       Massachusetts Consolidated Loan                    22,219,607
                   Series A, 4.125%, 02/01/2002
                   (Note D, p. 15)
   3,000,000       Connecticut State Series A,                         3,084,390
                   6.10%, 03/15/2002
   2,035,000       South Carolina State Highway                        2,030,157
                   Series A, 4.50%, 05/01/2002
   5,600,000       Utah State, 5.50%, 07/01/2002                       5,700,856
   3,280,000       New Jersey State Series E,                          3,340,778
                   5.50%, 07/15/2002
   1,800,000       Illinois State First Series,                        1,829,988
                   5.50%, 01/01/2003
   2,635,000       South Carolina State, School                        2,703,747
                   Facility Series A, State Aid
                   Withholding, 5.75%, 01/01/2003
   1,090,000       California State,                                   1,164,305
                   7.00%, 03/01/2003
   2,300,000       California State,                                   2,501,135
                   7.00%, 03/01/2004
   1,165,000       California State,                                   1,275,151
                   7.10%, 05/01/2004
   1,390,000       Georgia State Series E,                             1,454,260
                   6.00%, 07/01/2004
   1,500,000       Massachusetts Bay Transportation                    1,583,910
                   Authority Series C,
                   6.00%, 03/01/2007

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,700,000       Georgia State Series C,                         $   1,836,374
                   6.25%, 08/01/2007
   1,200,000       Connecticut State Series D,                         1,249,308
                   5.50%, 12/01/2007
   1,940,000       Hawaii State Series CC,                             1,935,538
                   5.125%, 02/01/2008
   7,250,000       Massachusetts Series A,                             7,310,828
                   5.25%, 02/01/2008
   2,600,000       Georgia State Series A,                             2,818,998
                   6.25%, 04/01/2008
   1,000,000       California State,                                   1,159,730
                   7.20%, 05/01/2008
   1,670,000       Georgia State Series D,                             1,864,806
                   6.70%, 08/01/2008
   1,000,000       South Carolina State Series A,                        997,110
                   5.00%, 03/01/2009
   1,625,000       New Jersey State,                                   1,677,146
                   5.50%, 02/01/2010
   2,225,000       Massachusetts Bay Transportation                    2,332,735
                   Authority Series A,
                   5.75%, 03/01/2010
   1,490,000       Georgia State Series C,                             1,633,591
                   6.25%, 08/01/2010
   2,785,000       Massachusetts Consolidated Loan                     2,793,606
                   Series C, 5.25%, 08/01/2011
   3,775,000       Massachusetts Bay Transportation                    3,881,153
                   Authority Series A,
                   5.50%, 03/01/2012
   1,000,000       Georgia State Series B,                             1,075,820
                   6.00%, 03/01/2012
   1,710,000       Florida State Board of Education                    1,668,704
                   Capital Outlay, Public Education
                   Series C, 5.125%, 06/01/2014
     990,000       Florida State Board of Education                    1,311,056
                   Capital Outlay,
                   9.125%, 06/01/2014
   5,140,000       Florida State Board of Education                    4,979,117
                   Capital Outlay, Public Education
                   Series D, 5.125%, 06/01/2015
   2,875,000       Texas State Water,                                 2,686,025
                   5.25%, 08/01/2021
                                                                   -------------
Total State General Obligations
(Cost $136,937,206)                                                  136,972,468
                                                                   -------------
Local General Obligations: 9.45%
   1,685,000       Shelby County, Tennessee, Public                    1,689,600
                   School Improvement Series B,
                   4.75%, 06/01/2001
   2,960,000       Winston-Salem, North Carolina,                      3,103,234
                   8.875%, 06/01/2001
   1,700,000       Phoenix, Arizona Series A,                          1,692,724
                   4.25%, 07/01/2001
   2,495,000       Baltimore County, Maryland,                         2,496,921
                   Consolidated Public Improvement,
                   4.50%, 07/01/2001

                           Schedule of Investments--Municipal Bond Portfolios  9

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   7,640,000       Pima County Community College                   $   7,640,458
                   District, Arizona Project of 1995
                   Series B, 4.50%, 07/01/2001
   1,145,000       Pima County, Arizona,                               1,172,045
                   6.55%, 07/01/2001
   1,195,000       Stamford, Connecticut Series A,                     1,185,954
                   4.00%, 08/01/2001
   1,700,000       Monmouth County Improvement                         1,700,952
                   Authority, New Jersey Revenue,
                   Capital Equipment Pooled Lease,
                   4.50%, 10/01/2001
   4,185,000       Montgomery County, Maryland                         4,213,081
                   Consolidated Public Improvement
                   Series A, 5.00%, 01/01/2002
   1,140,000       Bloomington Independent School                      1,147,615
                   District No. 271, Minnesota
                   Series B, 5.00%, 02/01/2002
   9,685,000       Richmond County Board of                            9,736,912
                   Education, Georgia, State Aid
                   Withholding, 5.00%, 03/01/2002
   1,450,000       Avondale School District,                           1,549,253
                   Michigan, 8.25%, 05/01/2002
   2,160,000       Montgomery County, Maryland,                        2,324,808
                   8.60%, 05/01/2002
   3,525,000       Anne Arundel County, Maryland,                      3,533,249
                   4.75%, 05/15/2002
   5,200,000       Houston Independent School                          5,238,532
                   District, Texas Public Property
                   Finance Contractual Obligation,
                   5.00%, 07/15/2002
   7,060,000       Denver City & County, Colorado                      7,113,374
                   Series A, 5.00%, 08/01/2002
   2,885,000       Seattle, Washington Series B,                       2,906,897
                   5.00%, 12/01/2002
   2,000,000       New York City Series G,                             2,040,480
                   5.70%, 02/01/2003
   1,375,000       Philadelphia Authority for                          1,387,375
                   Industrial Development,
                   Pennsylvania, Gallery II Garage
                   Project, 6.125%, 02/15/2003
   4,575,000       Houston Independent School                          4,644,723
                   District, Texas Public Property
                   Finance Contractual Obligation,
                   5.25%, 07/15/2003
   3,420,000       Pennsylvania Convention &                           3,492,162
                   Exhibition Center Authority
                   Revenue Series A,
                   6.25%, 09/01/2004
   3,660,000       New York City Series I,                             3,860,495
                   6.25%, 04/15/2006
   1,455,000       Montgomery County, Maryland                         1,524,651
                   Series A, 5.75%, 07/01/2006
   6,525,000       Port of Seattle, Washington, AMT,                   6,628,943
                   5.50%, 05/01/2007
   2,620,000       Jersey City, New Jersey Series A,                   2,776,938
                   6.00%, 10/01/2007

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,650,000       Washington Suburban Sanitation                  $   1,724,333
                   District, Maryland Second Series,
                   6.40%, 01/01/2008
   8,660,000       New York City Series F,                             8,731,965
                   5.375%, 08/01/2009
   1,020,000       Indianapolis Local Public                           1,009,790
                   Improvement Bond Bank, Indiana
                   Series B, 5.00%, 02/01/2010
   1,170,000       Austin, Texas Public Improvement,                   1,221,749
                   5.05%, 09/01/2010
   1,190,000       Roanoke, Virginia,                                  1,174,280
                   5.00%, 02/01/2011
   1,300,000       Forsyth County, North Carolina,                     1,230,502
                   4.75%, 02/01/2013
   7,780,000       New York City Series I,                             7,970,454
                   5.875%, 03/15/2013
   1,400,000       Travis County, Texas,                               1,325,254
                   5.00%, 03/01/2015
   1,000,000       Harris County, Texas Toll Road,                       936,060
                   5.125%, 08/15/2017
   2,665,000       Dyer Redevelopment Authority,                       2,673,075
                   Indiana Economic Development
                   Lease, 6.55%, 07/15/2020
   6,735,000       Du Page County, Illinois Jail                       6,661,117
                   Project, 5.60%, 01/01/2021
   1,920,000       Du Page County, Illinois                            1,898,937
                   Stormwater Project,
                   5.60%, 01/01/2021
                                                                   -------------
Total Local General Obligations
(Cost $120,394,320)                                                  121,358,892
                                                                   -------------
Tax Lease: 4.65%
   1,140,000       Lake County, Illinois                               1,145,016
                   Certificates of Participation,
                   7.20%, 06/01/2000
   2,475,000       New York State Urban Development                    2,488,192
                   Corp., Correctional Facilities,
                   5.10%, 01/01/2001
   2,225,000       Virginia State Public School                        2,219,838
                   Authority, School Equipment
                   Financing Notes Issue 5,
                   4.05%, 04/01/2001
   1,230,000       Indiana State Office Building                       1,231,820
                   Commission Facilities Revenue,
                   Miami Correctional Phase 1 Series A,
                   4.75%, 07/01/2001
   3,800,000       MTA, New York Commuter Facilities                   3,831,882
                   Service Contract Series O,
                   5.25%, 07/01/2001
   1,070,000       Ohio State Building Authority,                      1,073,649
                   Adult Correctional State
                   Facilities Series A,
                   4.75%, 10/01/2001
   4,005,000       Ohio State Building Authority,                      4,032,915
                   Arts Facilities Building Fund
                   Series A, 5.00%, 10/01/2001

10  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   2,550,000       Michigan State Building Authority               $   2,567,825
                   Revenue, Facilities Program
                   Series 2, 5.00%, 10/15/2001
   1,315,000       New York State Urban Development                    1,363,589
                   Corp., Correctional Facilities
                   Series 5, 6.00%, 01/01/2005
   1,430,000       New Jersey State Certificates of                    1,488,930
                   Participation, Equipment Series A,
                   6.40%, 04/01/2005
   2,000,000       New York State Dormitory                            2,040,880
                   Authority, State University
                   Series A, 5.50%, 05/15/2005
   1,005,000       New York State Dormitory                            1,034,185
                   Authority, City University
                   Series A, 5.70%, 07/01/2005
   1,005,000       New York State Dormitory                            1,034,185
                   Authority, City University
                   Series C, 5.70%, 07/01/2005
   1,000,000       New York State Certificates of                      1,031,980
                   Participation, City University,
                   John Jay College,
                   5.75%, 08/15/2005
   1,720,000       New York State Medical Care                         1,740,571
                   Facilities Financing Authority,
                   Mental Health Services Series A,
                   5.35%, 02/15/2006
   1,000,000       New York State Dormitory                            1,069,400
                   Authority, State University
                   Series A, 6.50%, 05/15/2006
   2,450,000       New York State Dormitory                            2,498,902
                   Authority, State University
                   Series A, 5.50%, 05/15/2007
   2,285,000       New Jersey Building Authority,                      2,420,044
                   State Building Revenue,
                   6.00%, 06/15/2007
   1,000,000       New York State Dormitory                            1,033,950
                   Authority, City University
                   Series A, 5.75%, 07/01/2007
   3,890,000       Philadelphia Hospitals & Higher                     3,778,279
                   Education Facilities Authority,
                   Pennsylvania Revenue,
                   5.875%, 08/01/2007
   2,000,000       McLean County Public Building                       2,282,040
                   Commission, Illinois,
                   7.25%, 11/01/2007
   4,045,000       Philadelphia Hospitals & Higher                     3,954,675
                   Education Facilities Authority,
                   Pennsylvania Revenue,
                   6.20%, 08/01/2011
   1,280,000       New York State Dormitory                            1,321,869
                   Authority, City University
                   Series A, 5.75%, 07/01/2013
   1,000,000       Sacramento City Finance                               960,380
                   Authority, California Lease
                   Revenue Series B,
                   5.40%, 11/01/2020

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
  13,310,000       New York State Dormitory                        $  12,073,102
                   Authority Revenue, State
                   University Educational Facilities,
                   5.125%, 05/15/2021
                                                                   -------------
Total Tax Lease
(Cost $58,883,968)                                                    59,718,098
                                                                   -------------
Special Tax: 5.71%
   1,465,000       Detroit Local Development Finance                   1,464,238
                   Authority, Michigan Subordinated
                   Tax Increment Series A,
                   4.35%, 05/01/2000
   2,050,000       Detroit Local Development Finance                   2,041,411
                   Authority, Michigan Subordinated
                   Tax Increment Series A,
                   4.40%, 05/01/2001
   1,235,000       New Jersey State Transportation                     1,240,595
                   Trust Fund Authority,
                   Transportation Systems Series B,
                   5.00%, 06/15/2001
   2,000,000       New Mexico State Severance Tax                      2,006,060
                   Series B, 4.75%, 07/01/2001
  10,990,000       MAC New York Series G,                             11,120,122
                   5.50%, 07/01/2001
   3,900,000       New Mexico State Severance Tax                      3,946,644
                   Series A, 5.50%, 07/01/2001
   4,685,000       Virginia State Public Building                      4,748,903
                   Authority, Building Revenue
                   Series B, 5.60%, 08/01/2001
   1,170,000       Tulsa County Criminal Justice                       1,185,538
                   Authority, Oklahoma Sales Tax
                   Revenue, 5.50%, 03/01/2002
     250,000       Metropolitan Pier & Exposition                        257,960
                   Authority, Illinois Dedicated State
                   Tax Revenue, McCormick Place
                   Series A, 5.90%, 06/15/2003
   4,500,000       Wisconsin State Transportation                      4,545,945
                   Revenue Series A,
                   5.30%, 07/01/2003
   1,500,000       Connecticut State Special Tax                       1,588,005
                   Obligation Revenue Series B,
                   6.00%, 09/01/2006
   1,620,000       Connecticut State Special Tax                       1,646,730
                   Obligation Revenue Series A,
                   5.25%, 09/01/2007
   1,150,000       Illinois State Sales Tax Revenue                    1,143,227
                   Series U, 5.00%, 06/15/2009
   1,000,000       Connecticut State Special Tax                       1,076,840
                   Obligation Revenue Series B,
                   6.15%, 09/01/2009
   1,005,000       New Jersey State Transportation                     1,043,049
                   Trust Fund Authority,
                   Transportation Systems Series A,
                   5.50%, 06/15/2010

                          Schedule of Investments--Municipal Bond Portfolios  11

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,700,000       Kansas State Department of                      $   1,762,628
                   Transportation, Highway Revenue,
                   5.50%, 09/01/2010
   1,245,000       District of Columbia Redevelopment                  1,256,541
                   Land Agency, Sports
                   Arena Special Tax,
                   5.625%, 11/01/2010
   3,225,000       Illinois State Sales Tax Revenue                    3,420,725
                   Series Q, 6.00%, 06/15/2012
  27,175,000       New Jersey State Transportation                    26,386,110
                   Trust Fund Authority,
                   Transportation Systems Series A,
                   5.125%, 06/15/2014 (Note D, p. 15)
   1,475,000       New Jersey State Transportation                     1,419,878
                   Trust Fund Authority,
                   Transportation Systems Series A,
                   5.125%, 06/15/2015
                                                                   -------------
Total Special Tax
(Cost $74,998,519)                                                    73,301,149
                                                                   -------------

Miscellaneous Tax: 0.75%
   4,145,000       Puerto Rico Municipal Finance                       4,173,683
                   Agency Series B,
                   5.00%, 08/01/2001
   5,325,000       Indianapolis Local Public                           5,558,182
                   Improvement Bond, Indiana
                   Series B, 6.00%, 01/10/2013
                                                                   -------------
Total Miscellaneous Tax
(Cost $9,372,525)                                                      9,731,865
                                                                   -------------
Total Tax Supported
(Cost $400,586,538)                                                  401,082,472
                                                                   -------------
--------------------------------------------------------------------------------
REVENUE:                                                                  16.02%
--------------------------------------------------------------------------------
Airport Revenue: 0.78%
   3,025,000       Denver City & County, Colorado                      3,119,743
                   Airport Revenue Series D,
                   7.40%, 11/15/2001
   1,500,000       Denver City & County, Colorado                      1,589,325
                   Airport Revenue Series B, AMT,
                   7.25%, 11/15/2005
     800,000       Denver City & County, Colorado                        875,064
                   Airport Revenue Series A, AMT,
                   7.50%, 11/15/2006
     975,000       Denver City & County, Colorado                      1,048,340
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012
   2,600,000       Chicago, Illinois O'Hare                            2,470,416
                   International Airport Revenue
                   Senior Lien Series A,
                   5.00%, 01/01/2013
   1,000,000       Massachusetts Port Authority                          939,890
                   Revenue Series B, AMT,
                   5.00%, 07/01/2013
                                                                   -------------
Total Airport Revenue
(Cost $9,844,746)                                                     10,042,778
                                                                   -------------

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
Electric Revenue: 2.06%
   1,500,000       Massachusetts Municipal Wholesale               $   1,502,955
                   Electric Co. Series D,
                   5.50%, 07/01/2000
   4,600,000       Long Island Power Authority,                        4,587,718
                   New York Electric System
                   General Revenue Series A,
                   4.10%, 12/01/2000
   5,395,000       Pittsylvania County Industrial                      5,531,871
                   Development Authority, Virginia
                   Revenue Series A, AMT,
                   7.30%, 01/01/2004
   5,000,000       North Carolina Eastern Municipal                    5,090,050
                   Power Agency, Power System
                   Revenue Series B,
                   6.00%, 01/01/2005
   3,500,000       Washington Public Power Supply                      3,576,895
                   System Revenue, Nuclear Project
                   No. 3 Series B, 5.60%, 07/01/2007
                   (Note E, p. 15)
   3,730,000       North Carolina Eastern Municipal                    3,788,785
                   Power Agency, Power System
                   Revenue Series B,
                   6.125%, 01/01/2009
     630,000       North Carolina Eastern Municipal                      637,705
                   Power Agency, Power System
                   Revenue Series D,
                   6.45%, 01/01/2014
   1,880,000       North Carolina Eastern Municipal                    1,711,965
                   Power Agency, Power System
                   Revenue Series B,
                   5.70%, 01/01/2017
                                                                   -------------
Total Electric Revenue
(Cost $26,455,494)                                                    26,427,944
                                                                   -------------
Health Care Revenue: 3.39%
   1,615,000       Pennsylvania Economic Development                   1,613,320
                   Financing Authority Revenue,
                   Northwestern Human Services
                   Series A, 4.75%, 06/01/2000
     850,000       Franklin County, Ohio Health Care                     847,280
                   Facilities Revenue, Ohio
                   Presbyterian Services,
                   4.50%, 07/01/2000
   1,235,000       Connecticut State Health &                          1,236,865
                   Educational Facilities Authority
                   Revenue, Hospital for Special
                   Care Revenue Issue B,
                   5.25%, 07/01/2000
   1,410,000       Connecticut State Health &                          1,408,209
                   Educational Facilities Authority
                   Revenue, Hospital for Special
                   Care Revenue Issue B,
                   5.25%, 07/01/2001
   2,000,000       Montgomery County, Ohio Hospital                    2,018,780
                   Revenue, Grandview Hospital &
                   Medical Center, 5.25%, 12/01/2001

12  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,180,000       Illinois Development Finance                    $   1,185,546
                   Authority Revenue, Community
                   Rehabilitation Providers Series A,
                   5.60%, 07/01/2002
   1,225,000       Montgomery County, Ohio Hospital                    1,239,921
                   Revenue, Grandview Hospital &
                   Medical Center, 5.25%, 12/01/2003
   1,200,000       Oklahoma Development Finance                        1,078,560
                   Authority Revenue, Hillcrest
                   Healthcare System Series A,
                   4.70%, 08/15/2005
   7,145,000       Boston, Massachusetts City                          7,213,378
                   Hospital Revenue Series B, FHA,
                   5.75%, 02/15/2008
   1,000,000       Oklahoma Development Finance                          851,800
                   Authority Revenue, Hillcrest
                   Healthcare System Series A,
                   5.00%, 08/15/2009
   1,145,000       Montgomery County, Ohio Hospital                    1,149,191
                   Revenue, Grandview Hospital &
                   Medical Center, 5.40%, 12/01/2009
   2,100,000       Montgomery County, Ohio Hospital                    2,153,613
                   Revenue, Grandview Hospital &
                   Medical Center, 5.50%, 12/01/2010
   3,215,000       Chattanooga Health, Educational &                   3,158,834
                   Housing Facility Board, Tennessee
                   Revenue, Catholic Health
                   Initiatives Series A,
                   5.375%, 12/01/2011
   1,240,000       Kentucky Economic Development                       1,220,420
                   Finance Authority Revenue,
                   Catholic Health Initiatives
                   Series A, 5.375%, 12/01/2011
   1,000,000       Montgomery County, Ohio Hospital                    1,033,050
                   Revenue, Grandview Hospital &
                   Medical Center,
                   5.60%, 12/01/2011
   2,225,000       Oklahoma Development Finance                        1,955,419
                   Authority Revenue, Hillcrest
                   Healthcare System Series A,
                   5.75%, 08/15/2013
   6,165,000       Pennsylvania State Higher                           5,723,031
                   Education Facilities Authority
                   Revenue, Allegheny General
                   Hospital Series A,
                   7.25%, 09/01/2017
   5,015,000       Montgomery County, Ohio Hospital                    4,789,325
                   Revenue, Kettering Medical Center,
                   6.75%, 04/01/2018
   2,540,000       Arizona Health Facilities                           2,504,897
                   Authority Revenue, Catholic
                   Healthcare West Series A,
                   6.625%, 07/01/2020

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,120,000       Henderson, Nevada Health Care                   $   1,087,419
                   Facility Revenue, Catholic
                   Healthcare West Series A,
                   6.75%, 07/01/2020
                                                                   -------------
Total Health Care Revenue
(Cost $44,298,041)                                                    43,468,858
                                                                   -------------
Higher Education Revenue: 0.75%
   1,260,000       University of Nebraska Facilities                   1,268,581
                   Corp., Deferred Maintenance
                   Project, 5.00%, 07/15/2001
   1,225,000       University of Maryland Auxiliary                    1,209,786
                   System Facility & Tuition Revenue
                   Series A, 4.00%, 10/01/2001
   1,415,000       Virginia Polytechnic Institute &                    1,421,424
                   State University Revenue Series A,
                   5.25%, 06/01/2008
   1,000,000       Illinois Educational Facilities                       987,400
                   Authority Revenue, University of
                   Chicago Series A,
                   5.25%, 07/01/2012
   1,675,000       Private Colleges & Universities                     1,704,128
                   Authority, Georgia Revenue, Emory
                   University Project Series A,
                   5.75%, 11/01/2015
   2,820,000       Massachusetts Health &                              3,092,609
                   Educational Facilities Authority
                   Revenue, Harvard University
                   Series N, 6.25%, 04/01/2020
                                                                   -------------
Total Higher Education Revenue
(Cost $9,597,289)                                                      9,683,928
                                                                   -------------
Toll Revenue: 0.08%
   1,000,000       Triborough Bridge & Tunnel                            980,790
                   Authority, New York Toll Revenue
                   Series A, 5.00%, 01/01/2012
                                                                   -------------
Total Toll Revenue
(Cost $955,267)                                                          980,790
                                                                   -------------
Water/Sewer Revenue: 3.24%
   1,595,000       Regional Waste Systems, Maine                       1,598,940
                   Solid Waste Resource Recovery
                   Revenue Series Q, AMT,
                   5.25%, 07/01/2000
     340,000       Massachusetts Water Pollution                         340,452
                   Abatement Trust Series A,
                   4.50%, 08/01/2000
   1,100,000       Oklahoma Rural Development                          1,102,739
                   Finance Corp., Public Projects
                   Construction Notes,
                   5.00%, 06/01/2001
   3,750,000       Sabine River Authority, Texas                       3,729,263
                   Water Supply Facilities Revenue,
                   Lake Fork Project,
                   4.40%, 12/01/2001

                          Schedule of Investments--Municipal Bond Portfolios  13

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,560,000       Orlando, Florida Waste Water                    $   1,486,384
                   Systems Revenue Series A,
                   Variable Rate CPI Bond,
                   8.38%, 10/01/2003
   1,900,000       Orlando, Florida Waste Water                        1,773,612
                   Systems Revenue Series A,
                   Variable Rate CPI Bond,
                   8.40%, 10/01/2004
   2,050,000       Orlando, Florida Waste Water                        1,873,085
                   Systems Revenue Series A,
                   Variable Rate CPI Bond,
                   8.42%, 10/01/2005
   2,165,000       Orlando, Florida Waste Water                        1,935,510
                   Systems Revenue Series A,
                   Variable Rate CPI Bond,
                   8.44%, 10/01/2006
   1,790,000       Orlando, Florida Waste Water                        1,563,816
                   Systems Revenue Series A,
                   Variable Rate CPI Bond,
                   8.46%, 10/01/2007
   2,220,000       Texas State Water Development                       2,263,423
                   Board Revenue, Revolving Senior
                   Lien Series A, 5.50%, 07/15/2010
   1,130,000       Michigan Municipal Bond Authority                   1,174,002
                   Revenue Clean Water Revolving
                   Fund, 5.625%, 10/01/2011
   1,525,000       Arizona Water Infrastructure                        1,597,163
                   Finance Authority Revenue, Water
                   Quality Series A, 5.75%, 10/01/2011
   3,620,000       Dallas, Texas Waterworks & Sewer                    3,509,481
                   Systems Revenue, 5.00%, 10/01/2013
   1,500,000       Massachusetts Water Pollution                       1,458,645
                   Abatement Trust, New Bedford
                   Program Series A,
                   5.125%, 02/01/2014
      55,000       Massachusetts Water Pollution                          54,126
                   Abatement Trust Series B,
                   5.25%, 08/01/2014
   3,745,000       Michigan Municipal Bond Authority                   3,833,831
                   Revenue, Clean Water Revolving
                   Fund, 5.75%, 10/01/2014
   4,085,000       Massachusetts Water Pollution                       3,897,539
                   Abatement Trust, New Bedford
                   Program Series A,
                   5.125%, 02/01/2015
   5,895,000       Orlando, Florida Waste Water                        5,150,108
                   Systems Revenue Series A,
                   Variable Rate CPI Bond, Mandatory
                   Put 10/01/2007, 8.46%, 10/01/2015
   3,460,000       Massachusetts Water Pollution                       3,275,444
                   Abatement Trust, New Bedford
                   Program Series A,
                   5.125%, 02/01/2016
                                                                   -------------
Total Water/Sewer Revenue
(Cost $42,455,782)                                                    41,617,563
                                                                   -------------

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
Miscellaneous Revenue: 4.98%
   1,000,000       Massachusetts Industrial Finance                $     996,250
                   Agency Resources Recovery
                   Revenue, Odgen Haverhill Series A,
                   4.35%, 12/01/2000
   3,559,756       Tax Exempt Private Municipal                        3,575,989
                   Trust, Rule 144A Series 1997-1
                   Class A-3, 4.90%, 04/06/2001
   1,800,000       Northeast Maryland Waste Disposal                   1,813,320
                   Authority, Solid Waste Revenue,
                   AMT, 5.50%, 07/01/2001
   9,159,163       Tax Exempt Private Municipal                        9,153,393
                   Trust, Rule 144A Series 1996-1
                   Class A-4, 4.60%, 11/06/2001
   3,600,000       East Chicago, Indiana Bond                          3,582,000
                   Anticipation Notes,
                   5.25%, 01/01/2002
   3,775,000       Northeast Maryland Waste Disposal                   3,826,076
                   Authority, Solid Waste Revenue,
                   AMT, 5.60%, 07/01/2002
  15,000,000       Municipal Tax Exempt Trust,                        14,748,450
                   Certificate Class A-3, MBIA,
                   3.85%, 04/07/2003
   7,135,000       Mississippi State Highway                           7,184,160
                   Revenue, Four Lane Highway
                   Program Series 39,
                   5.00%, 06/01/2003
  15,000,000       Municipal Tax Exempt Trust,                        14,926,950
                   Certificate Class A-1,
                   4.70%, 10/06/2003
   2,420,000       New York Convention Center                          2,425,953
                   Operating Corp., New York
                   Certificates of Participation,
                   Yale Building Acquisition Project,
                   6.50%, 12/01/2004
   1,700,000       Mashantucket Western Pequot                         1,693,131
                   Tribe, Connecticut, Special
                   Revenue, Sub 144A Series B,
                   5.55%, 09/01/2008
                                                                   -------------
Total Miscellaneous Revenue
(Cost $64,238,517)                                                    63,925,672
                                                                   -------------
Industrial Development/Pollution
Control Revenue: 0.74%
   6,100,000       Springfield, Illinois Airport                       5,586,929
                   Authority, Garrett Aviation
                   Services Project,
                   4.40%, 02/01/2008
   3,820,000       Gulf Coast Waste Disposal                           3,946,709
                   Authority, Texas Revenue,
                   Champion International Corp., AMT,
                   7.45%, 05/01/2026
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $9,887,192)                                      9,533,638
                                                                   -------------
Total Revenue
(Cost $207,732,328)                                                  205,681,171
                                                                   -------------

14  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.82%
--------------------------------------------------------------------------------
Housing: 1.14%
     990,000       Texas State Department of Housing               $     994,227
                   & Community Affairs, Single
                   Family Revenue Series E,
                   4.80%, 09/01/2001
     915,000       Wisconsin Housing & Economic                          952,277
                   Development Authority Home
                   Ownership Revenue Series B,
                   7.10%, 09/01/2015
   2,110,000       Alabama Housing Finance                             2,141,777
                   Authority, Single Family Mortgage
                   Revenue Series A, GNMA,
                   7.60%, 10/01/2022
   2,195,000       Sedgwick & Shawnee Counties,                        2,308,350
                   Kansas Single Family Revenue,
                   GNMA Mortgage Backed Securities
                   Program Series A-1, AMT,
                   5.50%, 12/01/2022
   1,995,000       Jefferson Parish, Louisiana Home                    1,980,955
                   Mortgage Revenue, FNMA & GNMA
                   Mortgage Backed Securities Series C-1,
                   AMT, 5.40%, 12/01/2024
   2,310,000       District of Columbia Housing                        2,340,654
                   Finance Agency, Single Family
                   FNMA & GNMA Mortgage Revenue
                   Series A, AMT,
                   6.25%, 12/01/2028
     975,000       Oklahoma Housing Finance Agency,                    1,007,331
                   Single Family Redevelopment,
                   Mortgage Homeownership Loan
                   Series B-2, AMT,
                   6.55%, 03/01/2029
   1,880,000       Missouri State Housing                              1,938,806
                   Development Commission FNMA &
                   GNMA Mortgage Revenue, Single
                   Family Series B-2, AMT,
                   6.40%, 09/01/2029
   1,000,000       Chicago, Illinois Single Family                     1,014,820
                   Mortgage Revenue Series A, FNMA,
                   GNMA, 6.35%, 10/01/2030
                                                                   -------------
Total Housing
(Cost $15,114,595)                                                    14,679,197
                                                                   -------------
Student Loan: 0.68%
   1,580,000       Brazos Higher Education Authority                   1,583,081
                   Inc., Texas Series A-2, AMT,
                   5.75%, 06/01/2000
   1,160,000       Student Loan Funding Corp.,                         1,163,097
                   Cincinnati, Ohio Series C, AMT,
                   5.85%, 07/01/2000
   1,265,000       Brazos Higher Education Authority                   1,276,221
                   Inc., Texas Series A-1, AMT,
                   5.90%, 12/01/2000
   3,390,000       Arkansas State Student Loan                         3,436,884
                   Authority Series A-1, AMT,
                   5.95%, 06/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,200,000       South Carolina State Education                  $   1,262,688
                   Assistance Authority Revenue,
                   Guaranteed Student Loans,
                   6.625%, 09/01/2006
                                                                   -------------
Total Student Loan
(Cost $8,678,042)                                                      8,721,971
                                                                   -------------
Total Asset-Backed Securities
(Cost $23,792,637)                                                    23,401,168
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,273,643,580)               99.03%      $1,271,601,867
(Note F, below)
Cash and Other Assets, Less Liabilities                0.97           12,417,897
                                                     ------       --------------
Net Assets (Equivalent to $13.38
per share based on 95,934,018
shares of capital stock outstanding)                 100.00%      $1,284,019,764
                                                     ======       ==============
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                   Contract         Unrealized
Quantity           Description                      Amount         Depreciation
--------------------------------------------------------------------------------
268                U.S. 30 Year Treasury        $25,208,750        $   (971,500)
                   Bond June 2000
                                                                   -------------
Total Short Futures Contract                                       $   (971,500)
                                                                   -------------
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    PUF Guaranteed-(Texas) Permanent University Funds
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
    FNMA-Federal National Mortgage Association
    GNMA-Government National Mortgage Association
(B) When-issued security
(C) Represents entire or partial position pledged as collateral for futures transactions
(D) Represents entire or partial position segregated as collateral for futures transactions
(E) Represents entire or partial position segregated as collateral for when-issued securities
(F) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

                          Schedule of Investments--Municipal Bond Portfolios  15

--------------------------------------------------------------------------------
(G) Allocation of Portfolio net assets at March 31, 2000:
    Alabama                                            0.17%
    Alaska                                             0.16
    Arizona                                            4.50
    Arkansas                                           0.33
    California                                         0.87
    Colorado                                           2.64
    Connecticut                                        2.78
    Delaware                                           0.09
    Florida                                            3.52
    Georgia                                            3.46
    Hawaii                                             0.44
    Illinois                                           6.83
    Indiana                                            1.72
    Kansas                                             0.50
    Kentucky                                           0.27
    Louisiana                                          0.39
    Maine                                              0.12
    Maryland                                           2.09
    Massachusetts                                      7.34
    Michigan                                           1.75
    Minnesota                                          0.66
    Mississippi                                        0.56
    Missouri                                           0.68
    Nebraska                                           0.25
    Nevada                                             0.77
    New Hampshire                                      0.52
    New Jersey                                         6.65
    New Mexico                                         0.46
    New York                                           9.82
    North Carolina                                     1.71
    Ohio                                               2.77
    Oklahoma                                           1.41
    Oregon                                             1.07
    Pennsylvania                                       5.26
    Rhode Island                                       1.08
    South Carolina                                     0.99
    Tennessee                                          0.98
    Texas                                              9.48
    Utah                                               0.90
    Virginia                                           1.82
    Washington                                         4.32
    Wisconsin                                          1.09
    District of Columbia                               2.19
    Puerto Rico                                        0.32
    Tax-Exempt Private Municipal Trust                 3.30
    Cash and Other Assets, Less Liabilities            0.97
                                                     ------
    Total                                            100.00%
                                                     ======

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein California Municipal Portfolio
                           March 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTE:                                      1.21%
--------------------------------------------------------------------------------
   6,200,000       Orange County Water District,                   $   6,200,000
                   California Certificates of
                   Participation, Daily Floater,
                   Putable Daily, 3.45%, 08/15/2015
                                                                   -------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $6,200,000)                                                      6,200,000
                                                                   -------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     27.64%
--------------------------------------------------------------------------------
   7,285,000       Los Angeles County Transportation                   7,647,502
                   Commission, California Sales Tax
                   Revenue Series A,
                   6.75%, 07/01/2020,
                   Prerefunded 07/01/2001 @102
   3,165,000       Los Angeles County Transportation                   3,328,156
                   Commission, California Sales Tax
                   Revenue Series A,
                   6.90%, 07/01/2021,
                   Prerefunded 07/01/2001 @102
   4,055,000       San Bernardino County, California                   4,264,725
                   Certificates of Participation,
                   Capital Facilities Project Series B,
                   6.75%, 08/01/2010,
                   Prerefunded 08/01/2001 @102
   4,310,000       San Bernardino County, California                   4,546,619
                   Certificates of Participation,
                   Capital Facilities Project Series B,
                   7.00%, 08/01/2028,
                   Prerefunded 08/01/2001 @102
   1,865,000       Colton Redevelopment Agency,                        1,947,396
                   California, Cooley Ranch
                   Redevelopment Project No. 4,
                   7.60%, 08/15/2016,
                   Prerefunded 08/15/2001 @100
   3,505,000       California State Public Works                       3,678,883
                   Board Lease Revenue Series A,
                   6.50%, 09/01/2011,
                   Prerefunded 09/01/2001 @102
   3,130,000       California State Public Works                       3,285,279
                   Board Lease Revenue Series A,
                   6.50%, 09/01/2019,
                   Prerefunded 09/01/2001 @102
      55,000       Denver City & County, Colorado                         59,494
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012,
                   Prerefunded 11/15/2001 @102
   1,260,000       District of Columbia Series A,                      1,283,323
                   5.90%, 06/01/2002,
                   Escrowed to Maturity

*See Note 1, page 26 in Notes to Financial Statements.

16  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   9,400,000       Puerto Rico Commonwealth,                       $   9,802,508
                   AMBAC, 5.85%, 07/01/2015,
                   Prerefunded 07/01/2002 @101.50
                   (Note B, p. 23)
  24,530,000       Los Angeles County Transportation                  25,828,128
                   Commission, California Sales Tax
                   Revenue Series A, MBIA,
                   6.00%, 07/01/2023,
                   Prerefunded 07/01/2002 @102
  12,160,000       Los Angeles County Transportation                  12,867,712
                   Commission, California Sales Tax
                   Revenue Second Series A,
                   Proposition C, MBIA,
                   6.25%, 07/01/2013,
                   Prerefunded 07/01/2002 @102
   1,240,000       Puerto Rico Commonwealth Public                     1,317,909
                   Improvement, 6.80%, 07/01/2021,
                   Prerefunded 07/01/2002 @101.50
   1,010,000       University of California Revenue,                   1,067,499
                   Multi-Purpose Projects Series D,
                   MBIA, 6.125%, 09/01/2011,
                   Prerefunded 09/01/2002 @102
   2,295,000       University of California Revenue,                   2,432,126
                   Multi-Purpose Projects Series D,
                   MBIA, 6.25%, 09/01/2012,
                   Prerefunded 09/01/2002 @102
   9,940,000       University of California Revenue,                  10,674,268
                   Multi-Purpose Projects, MBIA,
                   6.875%, 09/01/2016,
                   Prerefunded 09/01/2002 @102
  30,760,000       Guam Power Authority Revenue                       32,577,916
                   Series A, 6.30%, 10/01/2022,
                   Prerefunded 10/01/2002 @102
   2,000,000       Central Coast Water Authority,                      2,133,880
                   California State Regional Facilities
                   Water Project Revenue,
                   AMBAC, 6.50%, 10/01/2014,
                   Prerefunded 10/01/2002 @102
   1,220,000       Virgin Islands Public Financing                     1,319,101
                   Authority Revenue, Matching Fund
                   Loan Notes Series A,
                   7.25%, 10/01/2018,
                   Prerefunded 10/01/2002 @102
   3,715,000       Sacramento School Insurance                         3,756,199
                   Authority, California Revenue
                   Liability Program Series D,
                   5.70%, 06/01/2003,
                   Escrowed to Maturity
     400,000       Pomona Public Financing                               419,616
                   Authority, California, Southwest
                   Pomona Revenue Series L,
                   5.50%, 02/01/2008,
                   Prerefunded 02/01/2004 @102
   1,300,000       Burbank Redevelopment Agency,                       1,402,687
                   California, 9.25%, 12/01/2005,
                   Prerefunded 12/01/2004 @100

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,520,000       Corona, California Certificates                 $   1,779,373
                   of Participation, 8.00%, 03/01/2015,
                   Prerefunded 03/01/2006 @100
     920,000       Northern California Power Agency,                     992,919
                   Public Power Revenue Series A,
                   AMBAC, 5.80%, 07/01/2009,
                   Escrowed to Maturity
   1,000,000       Kern High School District,                          1,191,270
                   California, 7.10%, 08/01/2011,
                   Escrowed to Maturity
   1,000,000       Pittsburg Redevelopment Agency,                     1,422,970
                   California Residential Mortgage
                   Revenue, 9.60%, 06/01/2016,
                   Escrowed to Maturity
                                                                   -------------
Total Prerefunded/Escrowed
(Cost $141,406,072)                                                  141,027,458
                                                                   -------------
--------------------------------------------------------------------------------
INSURED:                                                                  34.76%
--------------------------------------------------------------------------------
   1,405,000       San Diego County, California                        1,406,433
                   Certificates of Participation,
                   Downtown Courthouse, AMBAC,
                   4.00%, 05/01/2001
   1,960,000       Modesto Irrigation District,                        1,962,705
                   California Certificates of
                   Participation, Refunding &
                   Capital Improvements Series A,
                   AMBAC, 4.25%, 07/01/2001
   5,000,000       Central Valley Financing                            5,021,850
                   Authority, California
                   Cogeneration Project Revenue,
                   Carson Ice Generation Project,
                   MBIA, 4.50%, 07/01/2001
   1,240,000       Southern California Public Power                    1,247,266
                   Authority, Subordinated Southern
                   Transmission Project Revenue
                   Series A, MBIA,
                   4.625%, 07/01/2001
   5,085,000       Northern California Power Agency,                   5,167,936
                   Geothermal Project No. 3 Series B,
                   AMBAC, 5.50%, 07/01/2001
   5,470,000       Puerto Rico Commonwealth Public                     5,549,315
                   Improvement Series B, AMBAC,
                   5.50%, 07/01/2001
                   (Notes B & C, p. 23)
   6,930,000       California Rural Home Mortgage                      6,946,355
                   Finance Authority, Rural Lease
                   Pass Through Obligation Revenue
                   Series A, MBIA,
                   4.45%, 08/01/2001
   2,455,000       San Jose Redevelopment Agency,                      2,474,247
                   California Tax Allocation Merged
                   Area Redevelopment Project, AMBAC,
                   4.75%, 08/01/2001

                          Schedule of Investments--Municipal Bond Portfolios  17

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   2,780,000       Castaic Lake Water Agency,                      $   2,837,185
                   California Certificates of
                   Participation, Water Systems
                   Improvement Project Series A,
                   MBIA, 5.75%, 08/01/2001
   1,000,000       South Orange County Public                          1,004,800
                   Financing Authority, California
                   Special Tax Revenue Series A, FSA,
                   4.50%, 08/15/2001
   1,000,000       Los Angeles Municipal Improvement                     998,210
                   Corp., California Lease Revenue,
                   Police Emergency Special Tax,
                   AMBAC, 4.00%, 09/01/2001
   1,085,000       University of California Revenue,                   1,090,392
                   Multi-Purpose Projects Series G,
                   FGIC, 4.50%, 09/01/2001
   4,270,000       University of California Revenue,                   4,429,527
                   Multi-Purpose Projects Series F,
                   FGIC, 7.00%, 09/01/2001
   1,110,000       Antioch Public Financing                            1,110,266
                   Authority, California
                   Reassessment Revenue Series A,
                   AMBAC, 4.10%, 09/02/2001
   1,000,000       California Community Colleges                         998,140
                   Financing Authority, Lease Revenue
                   Series A, MBIA, 4.00%, 10/01/2001
   1,000,000       California Health Facilities                        1,011,830
                   Financing Authority, Stanford
                   Health Care Series B, AMBAC,
                   5.00%, 11/15/2001
   1,000,000       Los Angeles Municipal Improvement                   1,001,850
                   Corp., California Certificates of
                   Participation, Equipment & Real
                   Property Acquisition Program,
                   AMBAC, 4.25%, 12/01/2001
   1,280,000       Puerto Rico Commonwealth Public                     1,307,418
                   Improvement Series B, AMBAC,
                   5.50%, 07/01/2002
   1,000,000       California Health Facilities                        1,013,710
                   Financing Authority, Sutter
                   Health Series C, FSA,
                   5.00%, 08/15/2002
   4,520,000       South Orange County Public                          5,293,372
                   Finance Authority, California
                   Special Tax Revenue, Foothill
                   Area Series C, FGIC,
                   7.50%, 08/15/2007
   2,360,000       San Diego County Regional                           2,439,249
                   Transportation Authority,
                   California Sales Tax Revenue
                   Series A, FGIC, 5.25%, 04/01/2008
   3,885,000       Long Beach, California Harbor                       4,140,245
                   Revenue, MBIA, AMT,
                   6.00%, 05/15/2008

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       Riverside, California Sewer                     $   1,150,130
                   Revenue, FGIC, 7.00%, 08/01/2008
   1,510,000       Castaic Lake Water Agency,                          1,762,351
                   California Certificates of
                   Participation, Water Systems
                   Improvement Project Series A,
                   MBIA, 7.25%, 08/01/2008
   2,825,000       San Francisco City & County                         2,935,797
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 12A, FGIC, AMT,
                   5.625%, 05/01/2009
   1,050,000       Los Angeles Department of                           1,090,184
                   Airports, California Airport
                   Revenue Series A, FGIC,
                   5.50%, 05/15/2009
   1,000,000       Redding Joint Powers Financing                      1,100,890
                   Authority, California Electric
                   System Revenue Series A, MBIA,
                   6.25%, 06/01/2009
   1,815,000       Northern California Power Agency,                   1,946,206
                   Geothermal Project No. 3 Series A,
                   AMBAC, 5.80%, 07/01/2009
   1,100,000       South Orange County Public                          1,351,614
                   Finance Authority, California
                   Special Tax Revenue, Foothill
                   Area Series C, FGIC,
                   8.00%, 08/15/2009
   2,000,000       Los Angeles, California Wastewater                  2,053,600
                   System Revenue Series D,
                   FGIC, 5.375%, 11/01/2009
   2,365,000       San Francisco City & County                         2,416,179
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 10A, MBIA, AMT,
                   5.35%, 05/01/2010
     600,000       Los Angeles Department of                             629,490
                   Airports, California Airport
                   Revenue, FGIC, AMT,
                   5.80%, 05/15/2010
   3,000,000       Riverside, California Sewer                         3,028,710
                   Revenue, FGIC,
                   5.00%, 08/01/2010
   1,375,000       Sacramento County, California                       1,377,819
                   Certificates of Participation,
                   Public Facilities Project, MBIA,
                   5.00%, 02/01/2011
   1,000,000       Kern High School District,                          1,108,440
                   California Series A, MBIA,
                   6.30%, 02/01/2011
   2,145,000       San Francisco City & County                         2,181,315
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 10A, MBIA, AMT,
                   5.45%, 05/01/2012

18  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       Los Angeles County Metropolitan                 $   1,011,300
                   Transportation Authority,
                   California Sales Tax Revenue
                   Series B, AMBAC,
                   5.30%, 07/01/2012
   1,000,000       University of California Revenue                      986,510
                   Series C, AMBAC,
                   5.00%, 09/01/2013
   1,340,000       Los Angeles Unified School                          1,449,585
                   District, California Series A,
                   FGIC, 6.00%, 07/01/2014
   1,195,000       Culver City Redevelopment Finance                   1,227,564
                   Authority, California Tax
                   Allocation, AMBAC,
                   5.50%, 11/01/2014
   1,730,000       San Mateo County Joint Powers                       1,667,201
                   Financing Authority, California
                   Capital Projects Lease Revenue
                   Series A, FSA,
                   5.00%, 07/15/2015
   1,000,000       San Jose Redevelopment Agency,                      1,079,290
                   California Tax Allocation Merged
                   Area Redevelopment Project, MBIA,
                   6.00%, 08/01/2015
   1,135,000       Beverly Hills Public Financing                      1,100,371
                   Authority, California Lease
                   Revenue Series A, MBIA,
                   5.125%, 06/01/2016
   4,720,000       Burbank, California Public                          4,575,993
                   Service Department Electric
                   Revenue, FSA,
                   5.125%, 06/01/2016
   1,430,000       San Mateo County Transit                            1,460,674
                   District, California Series A,
                   MBIA, 5.50%, 06/01/2016
   1,000,000       Tustin Unified School District,                       946,980
                   Community Facilities District No.
                   88-1, California Special Tax, FSA,
                   5.00%, 09/01/2016
   1,920,000       Alameda Corridor Transportation                     1,860,787
                   Authority, California Revenue
                   Senior Lien Series A, MBIA,
                   5.125%, 10/01/2016
   5,225,000       California State Public Works                       5,331,015
                   Board Lease Revenue, Department
                   of Health Services Series A, MBIA,
                   5.75%, 11/01/2016
   2,645,000       Northern California Power Agency                    2,468,817
                   Public Power Revenue,
                   Hydroelectric Project No. 1
                   Series A, MBIA,
                   5.00%, 07/01/2017
   1,000,000       California Special Districts                        1,011,080
                   Association Finance Corp.,
                   Certificates of Participation
                   Series Z, FSA, 5.50%, 08/01/2017

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,130,000       Long Beach Bond Finance                         $   2,955,596
                   Authority, California Lease
                   Revenue, Civic Center Project
                   Series A, MBIA, 5.00%, 10/01/2017
   6,390,000       Santa Clara County Financing                        6,032,160
                   Authority, California Lease
                   Revenue Series A, AMBAC,
                   5.00%, 11/15/2017
   3,800,000       San Francisco City & County                         3,457,544
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 15A, FSA, AMT,
                   5.00%, 05/01/2018
   2,070,000       Beverly Hills Public Financing                      1,955,446
                   Authority, California Lease
                   Revenue Series A, MBIA,
                   5.125%, 06/01/2018
   4,000,000       San Diego, California                               3,711,320
                   Certificates of Undivided
                   Interest, Water Utility Fund
                   System Revenue, FGIC,
                   5.00%, 08/01/2018
   1,000,000       Los Angeles Convention &                              981,060
                   Exhibition Center Authority,
                   California Lease Revenue Series A,
                   MBIA, 5.375%, 08/15/2018
   2,075,000       Anaheim Public Financing                            1,925,227
                   Authority, California Electric
                   System Revenue Distribution
                   Facilities, MBIA,
                   5.00%, 10/01/2018
   1,500,000       Imperial Irrigation District,                       1,389,960
                   California Electric System
                   Revenue, MBIA,
                   5.00%, 11/01/2018
   1,660,000       Fresno, California Sewer Revenue                    1,603,112
                   Series A-1, AMBAC,
                   5.25%, 09/01/2019
   2,630,000       California State Public Works                       2,473,015
                   Board Lease Revenue, Department
                   of Corrections, State Prison
                   Series A, AMBAC,
                   5.00%, 12/01/2019
   2,050,000       Pasadena Unified School District,                   1,897,336
                   California Series B, FGIC,
                   5.00%, 07/01/2020
   6,340,000       University of California Revenue,                   5,961,439
                   Multi-Purpose Projects Series E,
                   MBIA, 5.125%, 09/01/2020
   1,100,000       Mammoth Unified School District,                      317,064
                   California Capital Appreciation,
                   MBIA, 0.00%, 08/01/2021
   1,000,000       Mammoth Unified School District,                      270,140
                   California Capital Appreciation,
                   MBIA, 0.00%, 08/01/2022

                          Schedule of Investments--Municipal Bond Portfolios  19

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,020,000       California State University                     $   2,845,444
                   Headquarters Building Authority,
                   Lease Revenue Series B, MBIA,
                   5.25%, 09/01/2022
   1,010,000       Inglewood Redevelopment Agency,                       961,974
                   California Tax Allocation Merged
                   Redevelopment Project Series A,
                   AMBAC, 5.25%, 05/01/2023
   4,230,000       Los Angeles County Metropolitan                     3,866,093
                   Transportation Authority,
                   California Sales Tax Revenue,
                   Proposition C Second Series A,
                   AMBAC, 5.00%, 07/01/2023
  11,985,000       Los Angeles Unified School                         10,861,286
                   District, California Series B,
                   FGIC, 5.00%, 07/01/2023
   3,450,000       San Francisco City & County                         3,115,178
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 16B, FSA,
                   5.00%, 05/01/2024
   6,000,000       San Francisco City & County                         5,413,080
                   Airport Commission, California
                   International Airport Revenue
                   Second Series 23B, FGIC,
                   5.00%, 05/01/2024
   1,000,000       California State, MBIA,                               907,190
                   5.00%, 08/01/2024
   1,845,000       California Housing Finance                          1,831,513
                   Agency, Home Mortgage Revenue
                   Series I, MBIA, AMT,
                   4.95%, 08/01/2028
   7,885,000       California Housing Finance                          1,846,352
                   Agency, Home Mortgage Revenue
                   Series B, MBIA, AMT,
                   0.00%, 08/01/2029
   2,255,000       California Housing Finance                          2,008,258
                   Agency, Home Mortgage Revenue
                   Series N, FSA, AMT,
                   5.25%, 08/01/2029
                                                                   -------------
Total Insured
(Cost $175,515,901)                                                  177,348,980
                                                                   -------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            19.08%
--------------------------------------------------------------------------------
State General Obligations: 5.26%
   1,260,000       Puerto Rico Commonwealth,                           1,268,177
                   5.00%, 07/01/2001
   3,700,000       California State,                                   3,717,242
                   4.50%, 08/01/2001
  13,040,000       California State,                                  13,202,087
                   5.00%, 10/01/2001
   1,935,000       California State,                                   2,053,828
                   7.10%, 09/01/2002
   2,500,000       California State,                                   2,690,625
                   6.20%, 09/01/2005

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   4,285,000       California State,                               $   3,914,819
                   5.00%, 10/01/2023
                                                                   -------------
Total State General Obligations
(Cost $26,519,846)                                                    26,846,778
                                                                   -------------
Local General Obligations: 3.15%

   6,100,000       Los Angeles, California                             6,130,317
                   Series A, 4.50%, 09/01/2001
   1,000,000       Los Angeles, California Series B,                   1,011,860
                   5.00%, 09/01/2001
   2,235,000       Los Angeles County Public Works                     2,281,510
                   Financing Authority, California
                   Capital Construction Series A,
                   5.10%, 03/01/2007
   1,000,000       East Bay Municipal Utility                          1,024,960
                   District, California Special
                   District No. 1 Series E,
                   5.45%, 04/01/2010
   3,110,000       Los Angeles County Public Works                     3,113,856
                   Financing Authority, California
                   Capital Construction,
                   5.00%, 03/01/2011
   2,480,000       Los Angeles, California Series A,                   2,512,438
                   5.25%, 09/01/2011
                                                                   -------------
Total Local General Obligations
(Cost $15,869,686)                                                    16,074,941
                                                                   -------------
Tax Lease: 5.12%

   1,095,000       Los Angeles County Capital Asset                    1,096,577
                   Leasing Corp., California Lease
                   Revenue, Equipment Program
                   Series A, 5.00%, 06/01/2000
   1,515,000       Los Angeles County Capital Asset                    1,523,651
                   Leasing Corp., California Lease
                   Revenue, Equipment Program
                   Series A, 5.00%, 12/01/2000
   1,000,000       California State Public Works                       1,012,500
                   Board Lease Revenue, Community
                   Colleges Series A,
                   5.00%, 04/01/2001
   1,985,000       Los Angeles County Capital Asset                    1,994,389
                   Leasing Corp., California Lease
                   Revenue, Equipment Program Series A,
                   5.00%, 06/01/2001
   1,595,000       Ukiah Unified School District,                      1,622,259
                   California Certificates of
                   Participation, 5.60%, 09/01/2001
   1,050,000       Puerto Rico Housing Bank &                          1,052,992
                   Finance Agency, Commonwealth
                   Appropriation Subsidy,
                   4.875%, 12/01/2001
   4,920,000       San Diego Unified School                            4,968,560
                   District, California Certificates
                   of Participation, Capital
                   Projects Phase XV Series A,
                   4.75%, 07/01/2002

20  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,010,000       Puerto Rico Commonwealth Urban                  $   3,077,003
                   Renewal & Housing Corp.,
                   7.875%, 10/01/2004
   2,855,000       Solano County, California Certificates              2,919,409
                   of Participation, Justice Facility &
                   Public Building Project,
                   5.875%, 10/01/2005
   1,010,000       Gilroy Unified School District,                     1,043,128
                   California Certificates of
                   Participation, 5.85%, 07/01/2008
   2,590,000       Taft Public Financing Authority,                    2,699,324
                   California Lease Revenue,
                   Community Correctional Facility
                   Project A, 5.95%, 01/01/2011
   1,185,000       Capistrano Unified School                           1,189,088
                   District, California Certificates
                   of Participation,
                   5.20%, 02/01/2018
   2,000,000       Sacramento City Finance                             1,920,760
                   Authority, California Lease
                   Revenue Series B,
                   5.40%, 11/01/2020
                                                                   -------------
Total Tax Lease
(Cost $25,797,326)                                                   26,119,640
                                                                   -------------
Special Tax: 5.24%
   1,850,000       Commerce Community Development                      1,851,554
                   Commission, California Tax
                   Allocation, Redevelopment Project
                   No. 1-Series A, 4.70%, 08/01/2000
   1,000,000       Roseville Community Facilities                        997,610
                   District No. 1, California North Central
                   Special Tax, 4.10%, 09/01/2000
   1,000,000       Chino Public Financing Authority,                     999,930
                   California Revenue,
                   4.30%, 09/02/2000
     905,000       West Sacramento Reassessment                          905,480
                   District, California Improvement
                   Bond Act of 1915,
                   4.50%, 09/02/2000
     535,000       Fairfield Public Financing                            535,498
                   Authority, California Revenue
                   Reassessment,
                   4.60%, 09/02/2000
  10,350,000       Los Angeles Community                              10,389,640
                   Redevelopment Agency, California
                   Central Business District I,
                   5.00%, 11/15/2000
   1,400,000       Commerce Community Development                      1,402,212
                   Commission, California Tax
                   Allocation Redevelopment Project
                   No. 1-Series A,
                   4.80%, 08/01/2001
     690,000       Santa Clara, California Convention                    683,176
                   Center Refunding & Reassessment,
                   California Improvement Bond Act
                   of 1915, 4.25%, 09/02/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,200,000       Los Angeles County Public Works                 $   1,214,916
                   Financing Authority, California
                   Regional Park & Open Space
                   Revenue Series A,
                   5.00%, 10/01/2001
   2,245,000       Roseville Community Facilities District             2,213,166
                   No. 1, California North Central
                   Special Tax, 4.70%, 09/01/2002
   1,000,000       Orange County Development Agency,                   1,020,850
                   California Tax Allocation, Santa
                   Ana Heights Project Area,
                   5.70%, 09/01/2002
   1,000,000       Fontana Redevelopment Agency,                         988,340
                   California Tax Allocation, Jurupa
                   Hills Redevelopment Project
                   Series A, 4.30%, 10/01/2002
   1,910,000       Virgin Islands Public Finance                       1,933,417
                   Authority Revenue, Gross Receipts
                   Tax Loan Notes Series A,
                   5.50%, 10/01/2002
   1,555,000       Pomona Public Financing                             1,594,528
                   Authority, California Revenue,
                   Southwest Pomona Redevelopment
                   Series L, 5.50%, 02/01/2008
                                                                   -------------
Total Special Tax
(Cost $26,699,533)                                                    26,730,317
                                                                   -------------
Miscellaneous Tax: 0.31%
   1,585,000       Puerto Rico Municipal Finance                       1,595,968
                   Agency Series B,
                   5.00%, 08/01/2001
                                                                   -------------
Total Miscellaneous Tax
(Cost $1,596,077)                                                      1,595,968
                                                                   -------------
Total Tax Supported
(Cost $96,482,468)                                                    97,367,644
                                                                   -------------
--------------------------------------------------------------------------------
REVENUE:                                                                  14.12%
--------------------------------------------------------------------------------
Airport Revenue: 0.74%
   2,495,000       Virgin Islands Port Authority,                      2,487,440
                   Airport Revenue Series A, AMT,
                   3.85%, 09/01/2000
     500,000       Denver City & County, Colorado                        529,775
                   Airport Revenue Series B, AMT,
                   7.25%, 11/15/2005
     145,000       Denver City & County, Colorado                        155,907
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012
     500,000       Denver City & County, Colorado                        580,050
                   Airport Revenue Series D, AMT,
                   7.75%, 11/15/2013
                                                                   -------------
Total Airport Revenue
(Cost $3,635,756)                                                      3,753,172
                                                                   -------------
Electric Revenue: 0.74%
   1,000,000       Virgin Islands Water & Power                        1,002,900
                   Authority, Electric System
                   Revenue, 5.00%, 07/01/2001

                          Schedule of Investments--Municipal Bond Portfolios  21

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       Los Angeles Department of Water &               $   1,080,280
                   Power, California Electric Plant
                   Revenue Second Issue,
                   8.00%, 08/15/2002
   1,630,000       Los Angeles Department of Water &                   1,692,608
                   Power, California Electric Plant
                   Revenue, 7.10%, 01/15/2031
                                                                   -------------
Total Electric Revenue
(Cost $3,791,637)                                                      3,775,788
                                                                   -------------
Health Care Revenue: 1.04%
   1,000,000       California Health Facilities                        1,000,590
                   Financing Authority,
                   Catholic Healthcare West Revenue
                   Series A, 4.50%, 07/01/2000
   3,145,000       California Statewide Communities                    3,157,894
                   Development Authority,
                   Certificates of Participation,
                   St. Joseph's Health System
                   Obligation Group, 5.00%, 07/01/2001
   1,185,000       California Statewide Communities                    1,152,401
                   Development Authority,
                   Certificates of Participation,
                   Catholic Healthcare West,
                   6.50%, 07/01/2020
                                                                   -------------
Total Health Care Revenue
(Cost $5,366,503)                                                      5,310,885
                                                                   -------------
Water/Sewer Revenue: 6.44%
   2,455,000       Los Angeles Department of Water &                   2,469,607
                   Power, California Waterworks
                   Revenue Second Issue,
                   9.00%, 05/15/2000
   2,500,000       Metropolitan Water District of                      2,587,025
                   Southern California Series A,
                   5.50%, 07/01/2008
   2,420,000       Los Angeles County Sanitation                       2,479,024
                   District Financing Authority,
                   California Series A,
                   5.25%, 10/01/2008
   1,000,000       Orange County Water District,                       1,031,250
                   California Certificates of
                   Participation Series A,
                   5.50%, 08/15/2010
   2,460,000       San Francisco City & County                         2,421,599
                   Public Utilities Commission,
                   California, Waterworks Revenue
                   Series A, 5.00%, 11/01/2012
   2,285,000       California State Department of                      2,200,752
                   Water Resources, Water System
                   Revenue Series O,
                   5.00%, 12/01/2015
   1,350,000       Metropolitan Water District of                      1,290,573
                   Southern California, Waterworks
                   Revenue Series A,
                   5.00%, 07/01/2016

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       California State Department of                  $     968,900
                   Water Resources, Central Valley
                   Project, Water System Revenue
                   Series U, 5.125%, 12/01/2016
   7,000,000       California State Department of                      6,502,790
                   Water Resources, Central Valley
                   Project, Water System Revenue
                   Series S, 5.00%, 12/01/2019
   3,660,000       Metropolitan Water District of                      3,768,812
                   Southern California Series A,
                   5.75%, 07/01/2021
   6,375,000       Metropolitan Water District of                      5,762,681
                   Southern California, Waterworks
                   Revenue Series A,
                   5.00%, 07/01/2026
   1,330,000       Los Angeles Department of Water &                   1,391,446
                   Power, California Waterworks
                   Revenue Second Issue,
                   6.40%, 11/01/2031
                                                                   -------------
Total Water/Sewer Revenue
(Cost $32,487,709)                                                    32,874,459
                                                                   -------------
Miscellaneous Revenue: 4.91%
     635,000       Western Placer Waste Management                       638,054
                   Authority, California Revenue,
                   AMT, 6.25%, 07/01/2000
   3,710,000       Long Beach, California Harbor                       3,725,805
                   Revenue, AMT, 4.50%, 05/15/2001
   2,450,000       Long Beach, California Harbor                       2,474,941
                   Revenue Series A, AMT,
                   5.00%, 05/15/2001
     400,000       Del Mar Race Track Authority,                         403,548
                   California Revenue,
                   6.00%, 08/15/2001
   1,050,000       Los Angeles, California Harbor                      1,063,240
                   Revenue Series B, AMT,
                   5.00%, 08/01/2002
  10,000,000       Municipal Tax Exempt Trust,                         9,951,300
                   Certificate Class A-1,
                   4.70%, 10/06/2003
   6,485,000       Los Angeles, California Harbor                      6,807,175
                   Department Revenue Series B, AMT,
                   5.75%, 08/01/2009
                                                                   -------------
Total Miscellaneous Revenue
(Cost $24,984,058)                                                    25,064,063
                                                                   -------------
Industrial Development/Pollution
Control Revenue: 0.25%
   1,305,000       California Statewide Communities                    1,264,780
                   Development Authority,
                   Certificates of Participation,
                   The Internext Group,
                   4.00%, 04/01/2002
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $1,300,028)                                      1,264,780
                                                                   -------------
Total Revenue
(Cost $71,565,691)                                                    72,043,147
                                                                   -------------

22  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.94%
--------------------------------------------------------------------------------
Housing: 1.94%
   1,585,000       Los Angeles, California                         $   1,567,026
                   Multifamily Housing Revenue,
                   Western Carlton Project Series A,
                   AMT, 3.80%, 10/01/2001
   7,420,000       California State Department of                      7,307,958
                   Veteran Affairs, Home Purchase
                   Revenue Series C, AMT,
                   3.65%, 12/01/2019
   1,015,000       California Statewide Communities                    1,006,819
                   Development Authority,
                   Bayport Multifamily Housing
                   Subordinated Revenue Series LL-4,
                   AMT, 4.10%, 12/01/2028
                                                                   -------------
Total Housing
(Cost $9,826,809)                                                      9,881,803
                                                                   -------------
Total Asset-Backed Securities
(Cost $9,826,809)                                                      9,881,803
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $500,996,941)                 98.75%       $ 503,869,032
(Note D, below)
Cash and Other Assets, Less Liabilities                1.25            6,402,184
                                                     ------        -------------
Net Assets (Equivalent to $13.64
per share based on 37,403,267
shares of capital stock outstanding)                 100.00%       $ 510,271,216
                                                     ======        =============
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                   Contract         Unrealized
Quantity           Description                      Amount         Depreciation
--------------------------------------------------------------------------------
102                U.S. 30 Year Treasury         $9,594,375        $   (369,750)
                   Bond June 2000
                                                                   -------------
Total Short Futures Contract                                       $   (369,750)
                                                                   -------------
--------------------------------------------------------------------------------
A)  Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) Represents entire or partial position segregated as collateral for futures transactions
(C) Represents entire or partial position pledged as collateral for futures transactions
(D) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Scheduled of Investments
                     Bernstein New York Municipal Portfolio
                           March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTE:                                      1.94%
--------------------------------------------------------------------------------
  14,180,000       Long Island Power Authority, New                $  14,180,000
                   York Electric System Revenue
                   Series 6, Daily Floater, Putable
                   Daily, 4.00%, 05/01/2033
                                                                   -------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $14,180,000)                                                    14,180,000
                                                                   -------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     25.80%
--------------------------------------------------------------------------------
     420,000       New York State Dormitory Authority,                   425,851
                   City University Series A,
                   7.875%, 07/01/2002,
                   Prerefunded 07/01/2000 @100.50
     220,000       New York City Series A,                               221,371
                   6.00%, 08/01/2000,
                   Escrowed to Maturity
   1,000,000       New York State Medical Care                         1,008,240
                   Facilities Finance Authority,
                   Brookdale Medical Center, Secured
                   Hospital Program Series A,
                   6.35%, 08/15/2000,
                   Escrowed to Maturity
   3,500,000       Virgin Islands Public Finance                       3,591,420
                   Authority Series B,
                   7.25%, 10/01/2007,
                   Prerefunded 10/01/2000 @101
      15,000       New York State Power Authority                         15,240
                   Revenue Series C, 9.50%, 01/01/2001,
                   Escrowed to Maturity
   2,050,000       New York City Series B,                             2,137,309
                   7.00%, 06/01/2015,
                   Prerefunded 06/01/2001 @101.50
   1,000,000       New York City Series B,                             1,042,590
                   7.00%, 06/01/2016,
                   Prerefunded 06/01/2001 @101.50
   1,600,000       New York City Series B, AMBAC,                      1,689,472
                   8.25%, 06/01/2017,
                   Prerefunded 06/01/2001 @101.50
  10,830,000       New York City Municipal Water                      11,053,423
                   Finance Authority Revenue Series A,
                   6.25%, 06/15/2021,
                   Prerefunded 06/15/2001 @100
   1,820,000       New York State Environmental                        1,897,314
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund Series E, 6.50%, 06/15/2014,
                   Prerefunded 06/15/2001 @102

*See Note 1, page 26 in Notes to Financial Statements.

                          Schedule of Investments--Municipal Bond Portfolios  23

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   9,185,000       New York City Municipal Water                   $   9,514,466
                   Finance Authority Series A,
                   6.75%, 06/15/2017,
                   Prerefunded 06/15/2001 @101
  14,065,000       New York State Environmental                       14,723,101
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund Series E, 6.875%, 06/15/2010,
                   Prerefunded 06/15/2001 @102
   1,500,000       New York City Municipal Water                       1,558,110
                   Finance Authority Revenue
                   Series A, 7.00%, 06/15/2009,
                   Prerefunded 06/15/2001 @101
   1,360,000       New York City Municipal Water                       1,425,008
                   Finance Authority Series C,
                   7.375%, 06/15/2014,
                   Prerefunded 06/15/2001 @101.50
   1,770,000       New York City Municipal Water                       1,862,235
                   Finance Authority Series C,
                   7.75%, 06/15/2020,
                   Prerefunded 06/15/2001 @101.50
   5,745,000       MTA, New York Service Contract,                     5,850,708
                   6.00%, 07/01/2021,
                   Prerefunded 07/01/2001 @100
     340,000       New York City Series L,                               342,139
                   5.00%, 08/01/2001,
                   Escrowed to Maturity
   1,315,000       New York City Series C,                             1,363,011
                   7.25%, 08/15/2024,
                   Prerefunded 08/15/2001 @100
   4,825,000       New York State Medical Care                         5,098,336
                   Facilities Finance Agency,
                   Secured Hospital Program,
                   7.35%, 08/15/2011,
                   Prerefunded 08/15/2001 @102
   1,000,000       New York City Series A,                             1,057,160
                   7.75%, 08/15/2015,
                   Prerefunded 08/15/2001 @101.50
   1,105,000       New York City Series A,                             1,168,162
                   7.75%, 08/15/2016,
                   Prerefunded 08/15/2001 @101.50
   1,000,000       New York City Series A,                             1,057,160
                   7.75%, 08/15/2017,
                   Prerefunded 08/15/2001 @101.50
   1,800,000       New York City Series A,                             1,907,532
                   8.00%, 08/15/2021,
                   Prerefunded 08/15/2001 @101.50
   1,925,000       Suffolk County, New York Series A,                  2,059,808
                   9.50%, 10/01/2001,
                   Escrowed to Maturity
     115,000       Denver City & County, Colorado                        124,397
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012,
                   Prerefunded 11/15/2001 @102

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,100,000       New York State Thruway Authority                $   3,214,359
                   Revenue Series A, 5.75%, 01/01/2012,
                   Prerefunded 01/01/2002 @102
   1,630,000       New York State Power Authority                      1,696,862
                   Revenue Series Z, 6.00%, 01/01/2003,
                   Prerefunded 01/01/2002 @102
   5,015,000       New York State Power Authority                      5,241,427
                   Revenue Series AA,
                   6.25%, 01/01/2023,
                   Prerefunded 01/01/2002 @102
   7,610,000       New York State Power Authority                      7,985,021
                   Revenue Series Z, 6.50%, 01/01/2019,
                   Prerefunded 01/01/2002 @102
   1,330,000       New York State Urban Development                    1,414,748
                   Corp., Correctional Facilities
                   Series 3, 7.375%, 01/01/2018,
                   Prerefunded 01/01/2002 @102
   2,500,000       New York State Local Government                     2,610,000
                   Assistance Corp. Series B,
                   6.00%, 04/01/2006,
                   Prerefunded 04/01/2002 @102
   2,150,000       New York State Local Government                     2,254,705
                   Assistance Corp. Series B,
                   6.25%, 04/01/2021,
                   Prerefunded 04/01/2002 @102
   6,730,000       New York State Local Government                     7,057,751
                   Assistance Corp. Series C,
                   6.25%, 04/01/2018,
                   Prerefunded 04/01/2002 @102
   1,400,000       New York State Thruway Authority                    1,455,398
                   Local Highway & Bridge Service
                   Contract Revenue, 6.25%, 04/01/2007,
                   Prerefunded 04/01/2002 @101
   1,500,000       New York State Thruway Authority                    1,559,355
                   Service Contract Revenue,
                   6.25%, 04/01/2004,
                   Prerefunded 04/01/2002 @101
   1,500,000       New York State Thruway Authority                    1,562,880
                   Local Highway & Bridge Service
                   Contract Revenue, 6.375%, 04/01/2012,
                   Prerefunded 04/01/2002 @101
   1,225,000       New York State Local Government                     1,299,039
                   Assistance Corp. Series A,
                   6.875%, 04/01/2019,
                   Prerefunded 04/01/2002 @102
   9,130,000       New York City Municipal Water                       9,540,576
                   Finance Authority Series B,
                   6.375%, 06/15/2022,
                   Prerefunded 06/15/2002 @101
   1,240,000       MTA, New York Transit Facilities                    1,307,791
                   Revenue Series J, FGIC,
                   6.375%, 07/01/2010,
                   Prerefunded 07/01/2002 @102
   2,100,000       MTA, New York Transit Facilities                    2,216,361
                   Revenue Series L,
                   6.625%, 07/01/2014,
                   Prerefunded 07/01/2002 @101.50

24  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   5,510,000       New York City Series C Subseries                $   5,823,243
                   C-1, AMBAC, 6.625%, 08/01/2015,
                   Prerefunded 08/01/2002 @101.50
   3,680,000       New York State Housing Finance                      3,881,811
                   Agency Service Contract Revenue
                   Series C, 6.30%, 03/15/2022,
                   Prerefunded 09/15/2002 @102
   5,490,000       New York State Power Authority                      5,623,846
                   Revenue Series CC,
                   5.00%, 01/01/2009,
                   Prerefunded 01/01/2003 @102
   1,955,000       New York State Power Authority                      2,002,663
                   Revenue Series CC,
                   5.00%, 01/01/2014,
                   Prerefunded 01/01/2003 @102
  29,325,000       New York City Health & Hospital                    31,054,588
                   Corp. Series A, 6.30%, 02/15/2020,
                   Prerefunded 02/15/2003 @102
   1,900,000       New York State Medical Care Facilities              1,974,746
                   Finance Agency, Hospital & Nursing
                   Home Insured Mortgage Revenue,
                   FHA, 6.35%, 02/15/2012,
                   Prerefunded 02/15/2003 @102
   1,305,000       New York State Medical Care                         1,347,465
                   Facilities Finance Agency, Hospital
                   & Nursing Home Insured Mortgage
                   Revenue, FHA, 6.125%, 02/15/2014,
                   Prerefunded 02/15/2004 @102
     645,000       New York State Medical Care                           650,953
                   Facilities Finance Authority,
                   Insured Mortgage Project Series A,
                   FHA, 5.40%, 08/15/2004,
                   Escrowed to Maturity
   2,800,000       New York State Thruway Authority                    2,951,172
                   General Revenue Series C,
                   5.75%, 01/01/2009,
                   Prerefunded 01/01/2005 @102
   1,925,000       New York State Local Government                     2,044,793
                   Assistance Corp. Series A,
                   5.90%, 04/01/2012,
                   Prerefunded 04/01/2005 @102
     900,000       New York City Series B,                               966,096
                   6.30%, 08/15/2008,
                   Prerefunded 08/15/2005 @101
   2,220,000       New York State Power Authority                      2,411,297
                   Revenue Series W,
                   6.50%, 01/01/2008,
                   Escrowed to Maturity
   4,670,000       Niagara Falls Bridge Commission,                    5,164,693
                   New York Toll Revenue,
                   6.30%, 10/01/2012,
                   Escrowed to Maturity
                                                                   -------------
Total Prerefunded/Escrowed
(Cost $188,539,772)                                                  188,507,202
                                                                   -------------

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
INSURED:                                                                  34.62%
--------------------------------------------------------------------------------
   1,005,000       North Hempstead, New York                       $   1,007,603
                   Series A, FGIC, 4.50%, 01/15/2001
   2,940,000       New York State Dormitory Authority,                 2,950,907
                   Columbia Presbyterian Hospital
                   Series A, FHA, AMBAC,
                   4.75%, 02/15/2001
   1,490,000       Nassau County, New York Series B,                   1,490,253
                   AMBAC, 4.50%, 06/01/2001
   1,500,000       Chautauqua Lake Central School                      1,486,635
                   District, New York, FSA,
                   4.00%, 06/15/2001
   1,050,000       Taconic Hills Central School                        1,045,464
                   District, New York, FSA,
                   4.25%, 06/15/2001
   1,000,000       Letchworth Central School                           1,003,040
                   District, New York, FGIC,
                   4.75%, 06/15/2001
   1,000,000       Longwood Central School District,                   1,003,040
                   New York, FSA, 4.75%, 06/15/2001
   2,440,000       New York State Dormitory                            2,441,025
                   Authority, Special Act School
                   Districts Program, FSA,
                   4.50%, 07/01/2001
   1,460,000       New York State Dormitory                            1,465,124
                   Authority, Good Samaritan
                   Hospital, Asset Guaranty,
                   4.75%, 07/01/2001
   1,180,000       Suffolk County, New York Series B,                  1,180,248
                   AMBAC, 4.50%, 08/15/2001
   3,159,000       Nassau County, New York Series D,                   3,187,368
                   FSA, 5.25%, 09/01/2001
   1,520,000       Rochester, New York, MBIA,                          1,531,248
                   5.00%, 10/01/2001
   1,000,000       Buffalo, New York Series C, AMBAC,                    981,720
                   3.75%, 12/01/2001
   7,910,000       Nassau County, New York Series C,                   7,958,330
                   FSA, 5.125%, 01/01/2002
   2,425,000       Islip, New York Series C, FSA,                      2,428,929
                   4.75%, 01/15/2002
   1,050,000       Oyster Bay, New York, FSA,                          1,031,037
                   4.00%, 02/15/2002
   3,760,000       Nassau County, New York Series V,                   3,785,229
                   AMBAC, 5.125%, 03/01/2002
   1,680,000       New York State Thruway Authority,                   1,718,657
                   Emergency Highway Construction &
                   Reconstruction Series A, FSA,
                   6.00%, 03/01/2002
   1,000,000       Letchworth Central School                           1,002,000
                   District, New York, FSA,
                   4.75%, 06/15/2002
   1,740,000       Dansville Central School District,                  1,765,909
                   New York, FSA, 5.375%, 06/15/2002
   1,950,000       New York State Dormitory Authority,                 1,963,397
                   University of Rochester Series A,
                   MBIA, 5.00%, 07/01/2002

                          Schedule of Investments--Municipal Bond Portfolios  25

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,805,000       Suffolk County, New York Series A,              $   1,813,881
                   MBIA, 4.875%, 08/15/2002
   4,325,000       Port Authority of New York & New                    4,352,507
                   Jersey, Consolidated 119th
                   Series, FGIC, 5.00%, 09/15/2002
   4,620,000       Rochester, New York, MBIA,                          4,657,561
                   5.00%, 10/01/2002
   1,315,000       Suffolk County, New York Judicial                   1,325,218
                   Agency Facility Revenue Agreement,
                   John P. Cohalan Complex,
                   AMBAC, 5.00%, 10/15/2002
   1,850,000       Nassau County, New York                             1,862,765
                   Series C, FSA,
                   5.125%, 01/01/2003
   1,020,000       New York State Dormitory                            1,036,901
                   Authority, Brookdale Hospital,
                   Secured Hospital Program Series J,
                   FSA, 5.50%, 02/15/2003
   2,250,000       New York State Dormitory                            2,328,547
                   Authority Lease Revenue, State
                   University Dormitory Facilities
                   Series A, AMBAC,
                   6.00%, 07/01/2003
   1,340,000       New York State Dormitory                            1,493,886
                   Authority, City University Series D,
                   FGIC, 8.75%, 07/01/2003
   7,610,000       Rochester, New York, MBIA,                          7,700,711
                   5.125%, 10/01/2003
     610,000       Niagara Frontier Authority, New                       614,825
                   York Airport Revenue, Greater
                   Buffalo International Airport,
                   AMBAC, AMT,
                   5.75%, 04/01/2004
   3,615,000       New York State Project Finance                      3,608,854
                   Agency, HUD Section 236-Series A,
                   FSA, 4.95%, 11/01/2006
   2,025,000       New York State Urban Development                    2,028,281
                   Corp., Correctional Facilities
                   Series A, AMBAC,
                   5.00%, 01/01/2007
   2,000,000       Suffolk County, New York,                           2,117,800
                   Southwest Sewer District, MBIA,
                   6.00%, 02/01/2007
   2,000,000       New York State Dormitory                            2,047,920
                   Authority, State University
                   Series B, FGIC,
                   5.375%, 05/15/2007
   4,000,000       Westchester County Industrial                       4,127,400
                   Development Agency, New York
                   Resource Recovery Revenue Series A,
                   AMBAC, 5.60%, 07/01/2007
   1,000,000       MTA, New York Commuter Facilities                   1,058,780
                   Series A, MBIA,
                   6.00%, 07/01/2007
   2,400,000       MTA, New York Transit Facilities                    2,584,296
                   Series K, MBIA, 6.30%, 07/01/2007

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,560,000       New York City Transportation                    $   3,668,153
                   Authority, Certificates of
                   Participation Series A, AMBAC,
                   5.50%, 01/01/2008
   1,265,000       New York State Urban Development                    1,303,430
                   Corp., Correctional Facilities
                   Series A, AMBAC,
                   5.50%, 01/01/2008
   1,345,000       Babylon, New York Series A, AMBAC,                  1,694,243
                   9.20%, 01/15/2008
   5,620,000       New York State Dormitory                            5,584,924
                   Authority, Insured Mortgage
                   Hospital, Sound Shore Medical
                   Center, FHA, MBIA,
                   4.35%, 02/01/2008
   2,300,000       New York State Dormitory                            2,372,680
                   Authority, State University
                   Series A, AMBAC,
                   5.50%, 05/15/2008
   1,000,000       Suffolk County, New York,                           1,005,230
                   Waterworks Authority, MBIA,
                   5.10%, 06/01/2008
   1,485,000       New York State Dormitory                            1,482,906
                   Authority, New York University
                   Series B, MBIA,
                   5.00%, 07/01/2008
   1,910,000       MTA, New York Transit Facilities                    2,002,979
                   Service Contract Series O, AMBAC,
                   5.75%, 07/01/2008
   4,575,000       New York State Series B, AMBAC,                     4,740,615
                   5.625%, 08/15/2008
   1,000,000       New York State Thruway Authority,                   1,011,060
                   Highway & Bridge Trust Fund
                   Series A, MBIA, 5.25%, 04/01/2009
   4,055,000       New York State Dormitory                            4,183,706
                   Authority, State University
                   Series A, FGIC, 5.50%, 05/15/2009
   1,175,000       New York City Municipal Water                       1,223,328
                   Finance Authority Series A, MBIA,
                   5.75%, 06/15/2009
   3,630,000       New York State Dormitory                            3,762,604
                   Authority, City University Series A,
                   AMBAC, 5.75%, 07/01/2009
   2,000,000       New York State Dormitory                            2,073,060
                   Authority, City University Series A,
                   FSA, 5.75%, 07/01/2009
   1,495,000       MTA, New York Commuter Facilities                   1,602,774
                   Series A, MBIA, 6.10%, 07/01/2009
   1,550,000       Babylon, New York Waste Facilities,                 1,985,891
                   FGIC, 9.00%, 08/01/2009
   1,000,000       Hempstead Town Industrial                             987,880
                   Development Agency, New York,
                   American Ref-Fuel Co. Project,
                   MBIA, 5.00%, 12/01/2009
   1,090,000       Nassau County, New York Series G,                   1,105,620
                   MBIA, 5.40%, 01/15/2010

26  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,120,000       Nassau County, New York Combined                $   1,145,424
                   Sewer Districts Series A, AMBAC,
                   5.50%, 07/01/2010
   4,085,000       Long Island Power Authority, New York               4,062,941
                   Electric System Revenue,
                   MBIA, 5.125%, 04/01/2011
   1,000,000       Suffolk County, New York Series E,                  1,006,640
                   FGIC, 5.25%, 04/01/2011
   2,585,000       Oneida-Herkimer, New York Solid                     2,616,873
                   Waste Management System, FSA,
                   5.50%, 04/01/2011
   1,000,000       New York State Environmental                        1,072,430
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund Series E, MBIA,
                   6.00%, 06/15/2011
   3,415,000       New York State Dormitory                            3,348,612
                   Authority, New York University
                   Series A, MBIA,
                   5.00%, 07/01/2011
   1,085,000       New York State Dormitory                            1,081,268
                   Authority, New York Medical
                   College, MBIA,
                   5.25%, 07/01/2011
   1,000,000       Nassau County, New York Series A,                   1,061,220
                   AMBAC, 6.00%, 07/01/2011
   2,725,000       New York City Educational                           2,768,000
                   Construction Fund, MBIA,
                   5.50%, 10/01/2011
   1,540,000       New York State Dormitory                            1,621,558
                   Authority, New York University
                   Series A, MBIA,
                   5.75%, 07/01/2012
   1,000,000       Nassau County, New York Series A,                   1,063,280
                   FGIC, 6.00%, 07/01/2012
   1,630,000       Islip, New York Resource Recovery                   1,690,848
                   Agency Revenue Series B, AMBAC,
                   AMT, 6.125%, 07/01/2012
   3,940,000       New York City Series J, FGIC,                       3,948,983
                   5.35%, 08/01/2012
   1,000,000       New York State Dormitory                              987,420
                   Authority, Mental Health Services
                   Facilities, MBIA,
                   5.25%, 08/15/2012
   1,850,000       New York State Dormitory                            1,798,330
                   Authority, Municipal Health
                   Facilities Series 1, FSA,
                   5.125%, 01/15/2013
   1,110,000       New York State Dormitory                            1,091,596
                   Authority, Mental Health Services
                   Facilities Series D, MBIA,
                   5.25%, 02/15/2013
   1,000,000       New York City Municipal Water                       1,056,920
                   Finance Authority Series A, AMBAC,
                   5.875%, 06/15/2013

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,135,000       New York State Dormitory Authority              $   1,180,661
                   Revenue, City University Series 1,
                   FSA, 5.75%, 07/01/2013
   1,000,000       Nassau County, New York Series A,                   1,061,000
                   FGIC, 6.00%, 07/01/2013
   1,195,000       Yonkers, New York Series A, AMBAC,                  1,176,621
                   5.25%, 12/01/2013
   1,140,000       New York State Dormitory                            1,101,685
                   Authority, Brookdale Hospital,
                   Secured Hospital System, MBIA,
                   5.20%, 02/15/2014
   1,000,000       New York State Urban Development                      968,470
                   Corp., Community Enhancement
                   Facilities, AMBAC,
                   5.125%, 04/01/2014
   7,665,000       New York State Thruway Authority                    7,516,222
                   Highway & Bridge Trust Fund
                   Series B, FGIC,
                   5.25%, 04/01/2014
   1,095,000       Clifton Park, New York Water                        1,043,951
                   Authority, FGIC, 5.00%, 10/01/2014
   8,265,000       New York State Dormitory                            7,809,103
                   Authority, Municipal Health
                   Facilities Improvement Project
                   Series 1, FSA, 5.125%, 01/15/2015
                   (Notes B & C, p. 32)
   3,930,000       New York State Dormitory                            3,780,188
                   Authority, Bronx Hospital,
                   Secured Hospital Program Series E,
                   MBIA, 5.20%, 02/15/2015
   1,050,000       New York State Medical Care                         1,122,188
                   Facilities Finance Authority,
                   Mental Health Services, MBIA,
                   6.15%, 02/15/2015
   1,335,000       New York State Local Government                     1,248,372
                   Assistance Corp. Series A, FGIC,
                   5.00%, 04/01/2015
   7,860,000       MTA, New York Dedicated Tax Fund                    7,637,640
                   Series A, FSA, 5.25%, 04/01/2015
   1,355,000       Port Authority of New York & New                    1,270,367
                   Jersey, Consolidated 117th Series,
                   FGIC, AMT, 5.125%, 11/15/2015
   6,450,000       Long Island Power Authority,                        6,043,327
                   New York Electric System
                   Revenue Series A, FSA,
                   5.00%, 12/01/2015
   2,330,000       New York State Urban Development                    2,249,941
                   Corp., Correctional Facilities
                   Series B, AMBAC,
                   5.25%, 01/01/2016
   5,820,000       New York State Dormitory                            5,530,048
                   Authority, Wyckoff Heights
                   Medical Center Series H, MBIA,
                   5.20%, 02/15/2016

                          Schedule of Investments--Municipal Bond Portfolios  27

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       New York State Dormitory                        $     950,180
                   Authority, North General Hospital,
                   Secured Hospital Program Series G,
                   MBIA, 5.20%, 02/15/2016
   5,905,000       New York State Dormitory                            6,179,110
                   Authority, State University
                   Educational Facilities Series 1989,
                   MBIA, 6.00%, 05/15/2016
   2,240,000       New York City Series B, FSA,                        2,161,286
                   5.25%, 08/01/2016
   1,310,000       New York State Thruway Authority                    1,220,475
                   Highway & Bridge Trust Fund
                   Series B, FSA, 5.00%, 04/01/2017
   1,985,000       New York State Dormitory                            2,103,544
                   Authority, New York State
                   University Series A, MBIA,
                   6.00%, 07/01/2017
   2,045,000       New York State Series D, AMBAC,                     1,888,742
                   5.00%, 07/15/2017
   4,860,000       New York State Dormitory                            4,422,503
                   Authority Revenue, Mental Health
                   Services Series D, MBIA,
                   5.00%, 08/15/2017
   8,165,000       Triborough Bridge & Tunnel                          7,625,620
                   Authority, New York Special
                   Obligation Series A, MBIA,
                   5.125%, 01/01/2018
   1,000,000       MTA, New York Transit Facilities                      921,160
                   Revenue Series B-1, AMBAC,
                   5.00%, 07/01/2018
   1,000,000       New York State Dormitory                            1,055,830
                   Authority, New York University
                   Series A, MBIA,
                   6.00%, 07/01/2018
   1,780,000       New York State Dormitory                            1,650,932
                   Authority, Mental Health
                   Services Series C, MBIA,
                   5.25%, 02/15/2019
   3,520,000       New York State Dormitory                            3,705,504
                   Authority, New York University
                   Series A, MBIA,
                   6.00%, 07/01/2019
   3,300,000       New York City Municipal Water                       2,965,875
                   Finance Authority Series C,
                   FGIC, 5.00%, 06/15/2021
   1,220,000       New York City Series D, MBIA,                       1,135,576
                   5.25%, 08/01/2021
   2,500,000       Long Island Power Authority,                        2,273,025
                   New York Electric System Revenue
                   Series A, FSA, 5.125%, 12/01/2022
   1,505,000       New York State Energy Research &                    1,533,279
                   Development Authority, Con Edison
                   Facilities, AMBAC,
                   6.75%, 01/15/2027

                                                                   -------------

Total Insured (Cost $254,876,907)                                    252,913,147
                                                                   -------------


--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            22.50%
--------------------------------------------------------------------------------
Local General Obligations: 5.20%
     780,000       New York City Series A,                         $     784,477
                   6.00%, 08/01/2000
     155,000       New York City Series D,                               156,756
                   7.875%, 08/01/2000
   1,050,000       Manhasset Union Free School                         1,073,341
                   District, New York,
                   7.30%, 01/01/2001
   3,105,000       Monroe County, New York,                            3,090,934
                   4.25%, 06/01/2001
     615,000       New York City Series C,                               634,040
                   6.30%, 08/01/2002
   5,025,000       New York City Series B,                             5,122,234
                   5.70%, 08/15/2002
   1,180,000       New York City Series D,                             1,194,868
                   5.40%, 02/15/2003
   1,015,000       New York City Series B,                             1,070,216
                   6.75%, 08/15/2003
   4,315,000       New York City Series B,                             4,588,183
                   7.50%, 02/01/2004
   1,000,000       Westchester County, New York,                       1,093,980
                   7.10%, 12/01/2004
   1,000,000       New York City Series C,                             1,023,200
                   5.60%, 02/01/2005
   1,310,000       New York City Series G,                             1,350,322
                   5.75%, 02/01/2006
   1,000,000       New York City Series I,                             1,054,780
                   6.25%, 04/15/2006
   1,300,000       Westchester County, New York                        1,435,551
                   Series A, 6.75%, 02/01/2007
   2,000,000       New York City Series F,                             2,039,660
                   5.50%, 08/01/2007
   4,455,000       New York City Series B,                             4,721,632
                   6.30%, 08/15/2008
   2,600,000       Onondaga County, New York,                          2,718,976
                   5.70%, 04/01/2009
   2,040,000       Onondaga County, New York,                          2,133,228
                   5.70%, 04/01/2010
   2,600,000       Onondaga County, New York,                          2,714,400
                   5.70%, 04/01/2011

                                                                   -------------
Total Local General Obligations
(Cost $36,957,919)                                                    38,000,778
                                                                   -------------

Tax Lease: 10.43%

   1,000,000       New York State Urban Development                    1,004,610
                   Corp., Correctional Facilities
                   Series B, 5.00%, 01/01/2001
   1,900,000       New York State Dormitory Authority,                 1,903,857
                   North General Hospital, Secured
                   Hospital Program Series G,
                   5.00%, 02/15/2001
   1,100,000       New York State Dormitory                            1,100,253
                   Authority, Community Enhancement
                   Facilities Series B,
                   4.375%, 04/01/2001

28  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,735,000       New York State Urban Development              $     1,737,481
                   Corp., Community Enhancement
                   Facilities Series A,
                   4.50%, 04/01/2001
   1,315,000       New York State Dormitory Authority                  1,325,704
                   Revenue, Service Contract Series C,
                   5.15%, 04/01/2001
   3,505,000       MTA, New York Commuter Facilities                   3,534,407
                   Service Contract Series O,
                   5.25%, 07/01/2001
   1,920,000       MTA, New York Transit Facilities                    1,936,109
                   Service Contract Series O,
                   5.25%, 07/01/2001
   4,145,000       New York State Certificates of                      4,121,912
                   Participation, 4.25%, 08/01/2001
   1,450,000       New York State Certificates of                      1,457,555
                   Participation, Commissioner of
                   General Services Executive
                   Department, 5.00%, 09/01/2001
   3,820,000       New York State Dormitory                            3,820,420
                   Authority, Jamaica Hospital,
                   Secured Hospital Program,
                   5.00%, 02/15/2002
   2,665,000       New York State Dormitory                            2,665,293
                   Authority, Wyckoff Heights Hospital,
                   Secured Hospital Program,
                   5.00%, 02/15/2002
   2,615,000       New York State Dormitory                            2,589,739
                   Authority, Community Enhancement
                   Facilities Series B,
                   4.50%, 04/01/2002
   2,700,000       New York State Urban Development                    2,673,918
                   Corp., Community Enhancement
                   Facilities Series A,
                   4.50%, 04/01/2002
   2,345,000       New York State Dormitory Authority                  2,359,047
                   Revenue, Service Contract
                   Series C, 5.15%, 04/01/2002
   3,900,000       New York State Dormitory Authority,                 3,913,611
                   City University System Series 1,
                   5.00%, 07/01/2002
   1,000,000       New York State Medical Care                         1,027,350
                   Facilities Finance Agency, Mental
                   Health Services Series F,
                   6.00%, 02/15/2003
     720,000       New York State Medical Care                           744,458
                   Facilities Finance Authority,
                   Mental Health Services Series F,
                   6.20%, 02/15/2003
   1,335,000       New York State Dormitory                            1,346,735
                   Authority Service Contract
                   Series C, 5.25%, 04/01/2003
   2,000,000       New York State Thruway Authority                    2,065,700
                   Service Contract,
                   6.20%, 04/01/2003

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       Puerto Rico Commonwealth Urban                  $   1,022,260
                   Renewal & Housing Corp.,
                   7.875%, 10/01/2004
   2,000,000       New York State Urban Development                    2,073,900
                   Corp., Correctional Facilities
                   Series 5, 6.00%, 01/01/2005
   1,165,000       MTA, New York Transit Facilities                    1,177,629
                   Service Contract,
                   5.30%, 07/01/2005
   1,020,000       New York State Dormitory                            1,049,621
                   Authority, City University Series A,
                   5.70%, 07/01/2005
   1,780,000       New York State Dormitory                            1,831,691
                   Authority, City University Series D,
                   5.70%, 07/01/2005
   1,000,000       New York State Urban Development                    1,005,820
                   Corp., Correctional Facilities
                   Series 4, 5.25%, 01/01/2006
   1,645,000       MTA, New York Transit Facilities                    1,668,326
                   Service Contract,
                   5.40%, 07/01/2006
   1,250,000       MTA, New York Transit Facilities                    1,270,050
                   Service Contract,
                   5.45%, 07/01/2007
   3,510,000       New York State Dormitory                            3,629,164
                   Authority, City University Series 2,
                   5.75%, 07/01/2007
   2,980,000       New York State Dormitory                            3,215,182
                   Authority, Mental Health Services,
                   6.50%, 02/15/2008
   1,905,000       New York State Thruway Authority                    1,892,065
                   Service Contract,
                   5.125%, 04/01/2008
   1,505,000       New York State Dormitory                            1,552,392
                   Authority, Mental Health Services,
                   5.70%, 02/15/2009
   1,505,000       New York State Dormitory                            1,633,482
                   Authority, Mental Health Services,
                   6.50%, 02/15/2009
   2,215,000       New York State Urban Development                    2,282,491
                   Corp., Correctional Facilities
                   Series A, 5.70%, 04/01/2009
   1,125,000       New York State Dormitory                            1,155,825
                   Authority, City University Series A,
                   5.75%, 07/01/2009
   1,490,000       Triborough Bridge & Tunnel                          1,565,707
                   Authority, New York Convention
                   Center Series E, 6.00%, 01/01/2011
   1,000,000       New York State Dormitory                              985,120
                   Authority, Westchester County
                   Court Facilities, AMBAC Surety,
                   5.125%, 08/01/2012
   3,890,000       New York State Dormitory                            3,785,787
                   Authority, Westchester County
                   Court Facilities, AMBAC Surety,
                   5.25%, 08/01/2016

                          Schedule of Investments--Municipal Bond Portfolios  29

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   2,090,000       New York State Dormitory                        $   2,020,612
                   Authority, Westchester County
                   Court Facilities, AMBAC Surety,
                   5.25%, 08/01/2017
                                                                   -------------

Total Tax Lease (Cost $75,528,802)                                    76,145,283
                                                                   -------------

Special Tax: 6.51%

   1,630,000       MAC New York Series H,                              1,639,601
                   5.00%, 07/01/2001
   1,000,000       MAC New York Series N,                              1,005,890
                   5.00%, 07/01/2001
   2,000,000       MAC New York Series J,                              2,017,740
                   5.25%, 07/01/2001
   4,935,000       MAC New York Series E,                              4,993,430
                   5.50%, 07/01/2001
   1,235,000       MAC New York Series I,                              1,249,968
                   5.25%, 07/01/2002
   3,780,000       MAC New York Series J,                              3,845,659
                   5.50%, 07/01/2002
   5,780,000       MAC New York Series J,                              6,029,176
                   6.00%, 07/01/2004
   9,855,000       MAC New York Series E,                             10,331,193
                   6.00%, 07/01/2005
   3,035,000       New York State Local Government                     3,210,332
                   Assistance Corp. Series A,
                   6.00%, 04/01/2008
   4,185,000       New York City Transitional                          4,184,833
                   Finance Authority Series C,
                   5.25%, 05/01/2012
   1,740,000       New York State Local Government                     1,713,952
                   Assistance Corp. Series D,
                   5.375%, 04/01/2014
   2,775,000       New York City Transitional                          2,739,591
                   Finance Authority Series C,
                   5.25%, 05/01/2014
   1,185,000       New York City Transitional                          1,144,876
                   Finance Authority Series B,
                   5.125%, 11/01/2015
   3,910,000       New York City Transitional                          3,453,116
                   Finance Authority Series C,
                   5.00%, 05/01/2026
                                                                   -------------
Total Special Tax (Cost $47,695,013)                                  47,559,357
                                                                   -------------
Miscellaneous Tax: 0.36%

   2,630,000       Puerto Rico Municipal Finance                       2,648,199
                   Agency Series A,
                   5.00%, 08/01/2001
                                                                   -------------
Total Miscellaneous Tax (Cost $2,643,596)                              2,648,199
                                                                   -------------

Total Tax Supported (Cost $162,825,330)                              164,353,617
                                                                   -------------
--------------------------------------------------------------------------------
REVENUE:                                                                  14.03%
--------------------------------------------------------------------------------
Airport Revenue: 0.60%
   1,300,000       Denver City & County, Colorado                      1,377,415
                   Airport Revenue Series B, AMT,
                   7.25%, 11/15/2005

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,495,000       New York City Industrial                        $   1,531,957
                   Development Agency, Special
                   Facilities Revenue, Terminal One
                   Group Association Limited
                   Partnership Project, AMT,
                   6.00%, 01/01/2007
     310,000       Denver City & County, Colorado                        333,318
                   Airport Revenue Series A, AMT,
                   8.875%, 11/15/2012
   1,000,000       Denver City & County, Colorado                      1,160,100
                   Airport Revenue Series D, AMT,
                   7.75%, 11/15/2013
                                                                   -------------
Total Airport Revenue (Cost $4,144,400)                                4,402,790
                                                                   -------------

Electric Revenue: 3.19%

   1,405,000       Virgin Islands Water & Power                        1,406,967
                   Authority, Electric System
                   Revenue, 5.00%, 07/01/2000
   2,070,000       Long Island Power Authority,                        2,064,473
                   New York Electric System Revenue
                   Series A, 4.10%, 12/01/2000
   9,045,000       Long Island Power Authority,                        9,017,141
                   New York Electric System Revenue,
                   4.25%, 04/01/2001
   1,595,000       Virgin Islands Water & Power                        1,599,626
                   Authority, Electric System
                   Revenue, 5.00%, 07/01/2001
   4,650,000       Long Island Power Authority,                        4,679,667
                   New York Electric System Revenue
                   Series A, 5.25%, 12/01/2001
   4,560,000       Long Island Power Authority,                        4,573,634
                   New York Electric System Revenue,
                   5.00%, 04/01/2002

Total Electric Revenue (Cost $23,576,475)                             23,341,508

--------------------------------------------------------------------------------

Health Care Revenue: 1.01%

   1,410,000       New York State Medical Care                         1,449,931
                   Facilities Finance Authority,
                   Hospital & Nursing Home Insured
                   Mortgage, FHA,
                   5.875%, 02/15/2005
     375,000       New York State Dormitory                              376,830
                   Authority, St. John's Nursing
                   Home, FHA, 5.35%, 02/01/2006
   3,945,000       New York State Medical Care                         4,045,756
                   Facilities Finance Agency,
                   Hospital & Nursing Home Insured
                   Mortgage Series C,
                   6.25%, 08/15/2012
   1,495,000       New York State Medical Care                         1,543,647
                   Facilities Finance Agency,
                   Hospital & Nursing Home Insured
                   Mortgage Series A, FHA,
                   6.125%, 02/15/2014
                                                                   -------------

Total Health Care Revenue (Cost $7,490,280)                            7,416,164
                                                                   -------------

30  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
Higher Education Revenue: 0.56%

     705,000       Cattaraugus County, New York                   $      704,944
                   Industrial Development Agency
                   Civic Facility Revenue, St.
                   Bonaventure University Series B,
                   4.50%, 09/15/2000
   1,000,000       New York State Dormitory                            1,006,010
                   Authority, Columbia University,
                   5.00%, 07/01/2001
   1,000,000       New York State Dormitory                            1,040,120
                   Authority, Columbia University,
                   5.625%, 07/01/2006
   1,290,000       New York State Dormitory                            1,354,435
                   Authority, Columbia University,
                   5.75%, 07/01/2007
                                                                   -------------
Total Higher Education Revenue
(Cost $3,998,127)                                                      4,105,509
                                                                   -------------

Toll Revenue: 2.00%

     725,000       Triborough Bridge & Tunnel                            756,501
                   Authority, New York Toll Revenue
                   Series Y, 5.80%, 01/01/2006
   2,370,000       Triborough Bridge & Tunnel                          2,324,473
                   Authority, New York Toll Revenue
                   Series A, 5.00%, 01/01/2012
   1,960,000       Triborough Bridge & Tunnel                          2,098,082
                   Authority, New York Toll Revenue
                   Series Y, 6.00%, 01/01/2012
   9,370,000       Triborough Bridge & Tunnel                          9,409,916
                   Authority, New York Toll Revenue
                   Series Y, 5.50%, 01/01/2017
                                                                   -------------
Total Toll Revenue (Cost $14,928,157)                                 14,588,972
                                                                   -------------
Water/Sewer Revenue: 5.24%

   1,510,000       New York State Environmental                        1,548,007
                   Facilities Corp., Pollution
                   Control Revenue, State Water
                   Revolving Fund Series A,
                   7.30%, 06/15/2001
   1,345,000       New York City Municipal Water                       1,386,628
                   Finance Authority Series A,
                   6.60%, 06/15/2002
   2,510,000       New York State Environmental                        2,632,262
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 92-B,
                   6.25%, 09/15/2005
   2,510,000       New York State Environmental                        2,635,600
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 92-B,
                   6.35%, 09/15/2006
   1,000,000       Ulster County Resource Recovery                     1,017,790
                   Agency, New York Solid Waste
                   System, 5.90%, 03/01/2007

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       New York State Environmental                    $   1,041,070
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund, New York City Municipal
                   Water Finance Authority Series 94-A,
                   5.75%, 06/15/2007
   1,885,000       New York State Environmental                        2,001,078
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund, New York City Municipal
                   Water Finance Authority Series 97-D,
                   6.00%, 06/15/2007
   2,975,000       New York State Environmental                        3,015,401
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 95-A,
                   5.20%, 05/15/2008
   3,085,000       New York State Environmental                        3,137,784
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 95-A,
                   5.30%, 05/15/2009
   1,485,000       New York City Municipal Water                       1,578,629
                   Finance Authority Series A,
                   6.00%, 06/15/2009
     780,000       New York State Environmental                          794,695
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 95-A,
                   5.40%, 05/15/2010
   3,865,000       New York State Environmental                        3,819,084
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 96-A,
                   4.95%, 06/15/2010
   3,800,000       New York State Environmental                        3,877,520
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, New York
                   City Municipal Water Finance Authority
                   State Revolving Fund Series 95-B,
                   5.50%,06/15/2010
   1,395,000       New York City Municipal Water                       1,486,875
                   Finance Authority Series A,
                   6.00%, 06/15/2010
   4,680,000       New York State Environmental                        4,908,103
                   Facilities Corp., Pollution
                   Control Revenue, New York
                   City Municipal Water Finance Authority
                   State Revolving Fund Series 94-A,
                   5.75%, 06/15/2011
   1,000,000       New York State Environmental                        1,025,210
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, New York
                   City Municipal Water Finance Authority,
                   State Revolving Fund Series 90-A,
                   7.50%, 06/15/2012

                     Schedule of Investments--Municipal Bond Portfolios 31

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------

   1,015,000       New York State Environmental                   $      990,468
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, State
                   Revolving Fund Series 96-A,
                   5.20%, 12/15/2015
   1,440,000       New York State Environmental                        1,349,856
                   Facilities Corp., Pooled Loan,
                   Clean Water & Drinking Water,
                   State Revolving Fund Series D,
                   5.15%, 10/15/2019
                                                                   -------------
Total Water/Sewer Revenue
(Cost $37,429,753)                                                    38,246,060
                                                                   -------------
Miscellaneous Revenue: 1.43%

   1,230,000       TSASC, Inc., New York Series 1,                     1,206,359
                   Tobacco Flexible Amortization
                   Bonds, 4.50%, 07/15/2003
   3,495,000       Battery Park City Authority, New                    3,621,764
                   York Revenue Series A,
                   6.00%, 11/01/2003
   2,000,000       New York Convention Center                          2,004,920
                   Operating Corp., New York
                   Certificates of Participation,
                   Yale Building Acquisition Project,
                   6.50%, 12/01/2004
   1,555,000       TSASC, Inc., New York Series 1,                     1,538,019
                   Tobacco Flexible Amortization
                   Bonds, 4.60%, 07/15/2005
   1,000,000       Port Authority of New York & New                      992,610
                   Jersey, Consolidated 91st Series,
                   5.125%, 11/15/2011
   1,000,000       Port Authority of New York & New                    1,061,510
                   Jersey, Consolidated 72nd Series,
                   7.35%, 10/01/2027
                                                                   -------------
Total Miscellaneous Revenue
(Cost $10,424,614)                                                    10,425,182
                                                                   -------------
Total Revenue (Cost $101,991,806)                                    102,526,185
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $722,413,815)                 98.89%      $  722,480,151
(Note D, below)
Cash and Other Assets, Less Liabilities                1.11            8,084,985
                                                      ------      --------------
Net Assets (Equivalent to $13.26
per share based on 55,089,857
shares of capital stock outstanding)                  100.00%     $  730,565,136
                                                      ======      ==============

--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                      Contract        Unrealized
Quantity               Description                    Amount        Depreciation
--------------------------------------------------------------------------------
31          U.S. 30 Year Treasury                     $2,915,938  $    (112,375)
            Bond June 2000
                                                                   -------------
Total Short Futures Contract                                      $    (112,375)
                                                                   -------------

(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
(B) Represents entire or partial position pledged as collateral for futures transactions
(C) Represents entire or partial position segregated as collateral for futures transactions
(D) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

32  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         Diversified Municipal Portfolio
                           March 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTE: 1.57%
--------------------------------------------------------------------------------
   2,710,000       Harris County Health Facilities                $    2,710,000
                   Development Corp., Texas
                   Revenue, Saint Luke's Episcopal
                   Hospital Series B, Daily Floater,
                   Putable Daily,
                   4.10%, 02/15/2027
                                                                   -------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $2,710,000)                                                      2,710,000
                                                                   -------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     24.61%
--------------------------------------------------------------------------------
   2,850,000       Pennsylvania State Refunding                        2,943,537
                   Project First Series A,
                   6.75%, 01/01/2011,
                   Prerefunded 01/01/2001 @101.50
   3,500,000       Massachusetts Consolidated Loan                     3,559,430
                   Series A, 6.00%, 06/01/2011,
                   Prerefunded 06/01/2001 @100
   6,000,000       York County Public Facilities                       6,317,460
                   Corp., South Carolina
                   Certificates of Participation,
                   7.50%, 06/01/2011,
                   Prerefunded 06/01/2001 @102
   2,000,000       Arizona State Transportation                        2,079,060
                   Board, Highway Revenue
                   Subordinated Series A,
                   6.55%, 07/01/2007,
                   Prerefunded 07/01/2001 @101.50
   1,530,000       Pennsylvania State Industrial                       1,604,404
                   Development Authority Revenue,
                   Economic Development Series A,
                   7.00%, 01/01/2011,
                   Prerefunded 07/01/2001 @102
   1,100,000       Kentucky State Property &                           1,125,058
                   Buildings Commission Revenue,
                   Project No. 51,
                   6.30%, 08/01/2001,
                   Escrowed to Maturity
   1,500,000       Philadelphia, Pennsylvania Water                    1,585,290
                   & Sewer Revenue Sixteenth Series,
                   7.50%, 08/01/2010,
                   Prerefunded 08/01/2001 @102
   3,750,000       Pennsylvania State Second Series A,                 3,912,000
                   6.50%, 11/01/2008,
                   Prerefunded 11/01/2001 @101.50

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   3,050,000       Philadelphia Municipal Authority,              $    3,227,205
                   Pennsylvania Revenue, Justice
                   Lease Series B, FGIC,
                   7.125%, 11/15/2018,
                   Prerefunded 11/15/2001 @102
   3,735,000       Pennsylvania State Turnpike                         3,960,146
                   Commission Revenue Series J, FGIC,
                   7.20%, 12/01/2017,
                   Prerefunded 12/01/2001 @102
   3,255,000       New Jersey Sports & Exposition                      3,421,233
                   Authority, State Contract Series A,
                   6.50%, 03/01/2019,
                   Prerefunded 03/01/2002 @102
   2,600,000       Florida State Board of Education                    2,695,654
                   Capital Outlay, Public Education
                   Series B, 6.00%, 06/01/2015,
                   Prerefunded 06/01/2002 @101
   2,425,000       Pennsylvania Intergovernmental                      2,530,827
                   Cooperative Authority Special Tax
                   Revenue, City of Philadelphia
                   Funding Program,
                   6.80%, 06/15/2022,
                   Prerefunded 06/15/2002 @100
   1,000,000       Denver City & County, Colorado                      1,078,850
                   Airport Revenue Series A,
                   7.25%, 11/15/2025,
                   Prerefunded 11/15/2002 @102
   1,425,000       Lower Colorado River Authority,                     1,466,937
                   Texas Revenue, Fifth Supply
                   Series, 5.25%, 01/01/2005,
                   Prerefunded 01/01/2003 @102
   1,000,000       Chicago, Illinois Emergency                         1,038,940
                   Telephone System, FGIC,
                   5.625%, 01/01/2023,
                   Prerefunded 01/01/2003 @102
                                                                   -------------
Total Prerefunded/Escrowed (Cost $42,662,434)                         42,546,031
                                                                   -------------
--------------------------------------------------------------------------------
INSURED:                                                                  20.87%
--------------------------------------------------------------------------------
   5,080,000       Carrollton & Henderson Public                       5,073,599
                   Energy Authority, Kentucky Trust
                   Series A, FSA,
                   4.50%, 01/01/2001
   1,670,000       Shreveport, Louisiana Series A,                     1,682,074
                   FGIC, 5.00%, 05/01/2001
   1,750,000       Philadelphia Hospital & Higher                      1,759,293
                   Education Facility Authority,
                   Pennsylvania Revenue, Jefferson
                   Health System Series A, MBIA,
                   5.00%, 05/15/2001
   1,790,000       Knox County, Ohio Hospital                          1,768,788
                   Facilities Revenue, Knox
                   Community Hospital, Asset
                   Guaranty, 4.00%, 06/01/2001

*See Note 1, page 26 in Notes to Financial Statements.

                          Schedule of Investments--Municipal Bond Portfolios  33

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------

1,000,000          Washoe County School District,                 $      995,640
                   Nevada, FGIC, 4.25%, 06/01/2001
1,740,000          Washoe County School District,                      1,749,779
                   Nevada, FSA, 5.00%, 06/01/2001
1,045,000          Clark County School District,                       1,054,060
                   Nevada Series A, MBIA,
                   5.25%, 06/15/2001
1,600,000          Pima County, Arizona, FGIC,                         1,606,960
                   4.75%, 07/01/2001
3,690,000          Rockdale County Water & Sewer                       3,699,852
                   Authority, Georgia Revenue Series B,
                   MBIA, 4.75%, 07/01/2001
3,055,000          Tempe High School District No.                      3,077,393
                   213, Arizona Project of 1998
                   Series B, FSA,
                   5.00%, 07/01/2001
2,410,000          Arizona State Transportation                        2,437,402
                   Board Excise Tax Revenue,
                   Maricopa County Regional Area
                   Road Series A, AMBAC,
                   5.40%, 07/01/2001
3,841,357          Municipal Tax Exempt Trust,                         3,824,724
                   Certificate Class A-2, MBIA,
                   3.60%, 07/06/2001
2,300,000          Texas Municipal Power Agency                        2,333,971
                   Revenue, MBIA,
                   5.60%, 09/01/2001
1,425,000          Dalton, Georgia Utilities                           1,434,790
                   Revenue, FSA,
                   5.00%, 01/01/2002
1,000,000          Chicago, Illinois Series A, FGIC,                   1,013,800
                   5.50%, 01/01/2002
1,650,000          Massachusetts State Housing                         1,615,103
                   Finance Agency, Construction Loan
                   Notes Series A, FSA, AMT,
                   4.10%, 03/01/2002
1,000,000          Pennsylvania Economic Development                     962,020
                   Financing Authority Revenue,
                   Northwestern Human Services
                   Series A, ACA,
                   4.60%, 06/01/2004
                                                                   -------------
Total Insured (Cost $36,264,835)                                      36,089,248
                                                                   -------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            37.22%
--------------------------------------------------------------------------------
State General Obligations: 6.88%

1,000,000          Maryland State First Series,                        1,001,750
                   6.60%, 03/01/2001
1,000,000          Florida State Board of Education                    1,000,730
                   Capital Outlay, Public Education
                   Series B, 4.50%, 06/01/2001
1,870,000          Utah State,                                         1,903,286
                   6.00%, 07/01/2001
3,135,000          California State,                                   3,376,865
                   10.00%, 09/01/2001

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
4,500,000          South Carolina State, School                   $    4,617,405
                   Facility Series A, State Aid
                   Withholding,
                   5.75%, 01/01/2003
                                                                   -------------
Total State General Obligations
(Cost $11,921,212)                                                    11,900,036
                                                                   -------------
Local General Obligations: 22.28%
4,790,000          King County, Washington Series A,                   4,782,192
                   4.00%, 12/01/2000
2,000,000          Charleston County School                            1,997,260
                   District, South Carolina,
                   4.00%, 02/01/2001
1,430,000          Fort Bend Independent School                        1,433,518
                   District, Texas Public Property
                   Finance Contractual Obligation,
                   4.50%, 02/15/2001
2,135,000          North Harris-Montgomery Community                   2,149,176
                   College District, Texas,
                   5.00%, 02/15/2001
3,470,000          Richmond County Board of                            3,479,022
                   Education, Georgia,
                   4.50%, 03/01/2001
  695,000          Fairfax County, Virginia Series B,                    697,384
                   5.50%, 05/01/2001
4,345,000          Anne Arundel County, Maryland,                      4,357,644
                   4.625%, 05/15/2001
1,950,000          Cedar Rapids, Iowa,                                 1,962,500
                   5.00%, 06/01/2001
1,000,000          Columbus, Ohio Limited Tax Series 1,                  997,990
                   4.25%, 06/15/2001
1,000,000          Pima County Community College                       1,000,060
                   District, Arizona Project of 1995
                   Series B, 4.50%, 07/01/2001
2,155,000          Frederick County, Maryland Public                   2,168,727
                   Facilities, 5.00%, 07/01/2001
2,800,000          Denver City & County, Colorado                      2,809,072
                   Series B, 4.75%, 08/01/2001
1,115,000          Columbus, Ohio Sewer Improvement                    1,145,495
                   Bonds, 6.50%, 09/15/2001
2,180,000          Fairfax County, Virginia Public                     2,181,613
                   Improvement Series B,
                   4.50%, 12/01/2001
3,125,000          Seattle, Washington Series B,                       3,147,500
                   5.00%, 12/01/2001
2,665,000          Boston, Massachusetts Bond                          2,694,582
                   Anticipation Notes Series B,
                   5.25%, 05/01/2002
1,000,000          Houston Independent School                          1,007,410
                   District, Texas Public Property
                   Finance Contractual Obligation,
                   5.00%, 07/15/2002

34  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------

500,000            New York City Series G,                        $      510,120
                   5.70%, 02/01/2003
                                                                   -------------
Total Local General Obligations
(Cost $38,651,488)                                                    38,521,265
                                                                   -------------
Tax Lease: 3.64%
   1,170,000       Virginia State Public School                        1,167,286
                   Authority, School Equipment
                   Financing Notes Issue 5,
                   4.05%, 04/01/2001
   2,215,000       Ohio State Special Obligation,                      2,214,624
                   Elementary & Secondary Education
                   Capital Facilities Series A,
                   4.50%, 06/01/2001
   1,570,000       Washington State Certificates of                    1,570,455
                   Participation, Department of
                   Transportation,
                   4.70%, 07/01/2001
   1,315,000       Cleveland, Ohio Certificates of                     1,330,819
                   Participation, Motorized Vehicles
                   & Equipment, 7.10%, 07/01/2002
                                                                   -------------
Total Tax Lease (Cost $6,339,630)                                      6,283,184
                                                                   -------------
Special Tax: 3.25%

1,000,000          Detroit Local Development Finance                     999,480
                   Authority, Michigan Subordinated
                   Tax Increment Series A,
                   4.35%, 05/01/2000
1,400,000          Virgin Islands Public Financing                     1,402,982
                   Authority Revenue, Subordinated
                   Lien Fund Loan Notes Series D,
                   5.50%, 10/01/2000
3,200,000          Virginia Transportation Board                       3,220,448
                   Revenue, U.S. Route 58 Corridor
                   Development Program Series B,
                   5.00%, 05/15/2001
                                                                   -------------
Total Special Tax (Cost $5,628,087)                                    5,622,910
                                                                   -------------
Miscellaneous Tax: 1.17%

1,000,000          Puerto Rico Municipal Finance                       1,006,920
                   Agency Series B, 5.00%, 08/01/2001
1,000,000          Indiana Bond Bank, Special                          1,009,390
                   Program Series A,
                   5.50%, 02/01/2002
                                                                   -------------
Total Miscellaneous Tax (Cost $2,015,372)                              2,016,310
                                                                   -------------
Total Tax Supported (Cost $64,555,789)                                64,343,705
                                                                   -------------
--------------------------------------------------------------------------------
REVENUE:                                                                  10.05%
--------------------------------------------------------------------------------
Airport Revenue: 1.23%

2,125,000          Metropolitan Washington Airport                     2,131,927
                   Authority, District of Columbia
                   Revenue Series B,
                   5.00%, 10/01/2001
                                                                   -------------

Total Airport Revenue (Cost $2,143,906)                                2,131,927
                                                                   -------------

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
Electric Revenue: 1.37%

1,355,000          Massachusetts Municipal Wholesale              $    1,381,233
                   Electric Co. Series A,
                   6.375%, 07/01/2001
1,000,000          North Carolina Eastern Municipal                      992,550
                   Power Agency Series C,
                   5.00%, 01/01/2002
                                                                   -------------
Total Electric Revenue (Cost $2,379,615)                               2,373,783
                                                                   -------------

Health Care Revenue: 2.40%
1,070,000          Jacksonville Health Facilities                      1,070,503
                   Authority, Florida Charity
                   Obligated Group Series C,
                   4.75%, 08/15/2001
1,620,000          Illinois Health Facilities Authority                1,609,583
                   Revenue, Centegra Health System,
                   4.75%, 09/01/2001
1,000,000          Connecticut State Health &                            947,290
                   Educational Facilities Authority
                   Revenue, Hospital for Special Care
                   Series B, 5.125%, 07/01/2007
550,000            Pennsylvania State Higher                             510,571
                   Education Facilities Authority
                   Revenue, Allegheny General
                   Hospital Series A,
                   7.25%, 09/01/2017
                                                                   -------------
Total Health Care Revenue
(Cost $4,179,851)                                                      4,137,947
                                                                   -------------
Water/Sewer Revenue: 4.64%

4,900,000          Oklahoma Rural Development                          4,912,201
                   Finance Corp., Public Projects
                   Construction Notes,
                   5.00%, 06/01/2001
1,895,000          Wisconsin State Clean Water                         1,905,025
                   Revenue Series 1,
                   5.00%, 06/01/2001
1,200,000          Northeast Maryland Waste Disposal                   1,208,880
                   Authority, Solid Waste Revenue,
                   AMT, 5.50%, 07/01/2001
                                                                   -------------
Total Water/Sewer Revenue
(Cost $8,048,783)                                                      8,026,106
                                                                   -------------
Miscellaneous Revenue: 0.41%

400,000            East Chicago, Indiana Bond                            398,000
                   Anticipation Notes,
                   5.25%, 01/01/2002
300,000            New York Convention Center                            300,738
                   Operating Corp., New York
                   Certificates of Participation,
                   Yale Building Acquisition Project,
                   6.50%, 12/01/2004
                                                                   -------------
Total Miscellaneous Revenue (Cost $699,083)                              698,738
                                                                   -------------
Total Revenue (Cost $17,451,238)                                      17,368,501
                                                                   -------------

                          Schedule of Investments--Municipal Bond Portfolios  35

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES:      2.12%

Housing: 1.12%

1,900,000          District of Columbia Housing                   $    1,933,364
                   Finance Agency Mortgage Revenue,
                   Single Family Series A, AMT,
                   6.75%, 06/01/2028
                                                                   -------------
Total Housing (Cost $1,997,356)                                        1,933,364
                                                                   -------------
Student Loan: 1.00%

1,725,000          New England Education Loan                          1,737,541
                   Marketing Corp., Massachusetts
                   Student Loan Revenue Issue D,
                   6.20%, 09/01/2000
                                                                   -------------
Total Student Loan (Cost $1,743,036)                                   1,737,541
                                                                   -------------
Total Asset-Backed Securities
(Cost $3,740,392)                                                      3,670,905
                                                                   -------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $167,384,688)                 96.44%      $  166,728,390
(Note B, below)
Cash and Other Assets, Less Liabilities                3.56            6,160,139
                                                      ------       -------------
Net Assets (Equivalent to $12.41
per share based on 13,935,470
shares of capital stock outstanding)                  100.00%     $  172,888,529
                                                      ======      ==============

--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.
--------------------------------------------------------------------------------
(C) Allocation of Portfolio net assets at March 31, 2000:
    Arizona                                                                5.90%
    California                                                              1.95
    Colorado                                                                2.25
    Connecticut                                                             0.55
    Florida                                                                 2.76
    Georgia                                                                 4.98
    Illinois                                                                2.12
    Indiana                                                                 0.81
    Iowa                                                                    1.14
    Kentucky                                                                3.59
    Louisiana                                                               0.97
    Maryland                                                                5.05
    Massachusetts                                                           6.36
    Michigan                                                                0.58
    Nevada                                                                  2.20
    New Jersey                                                              1.98
    New York                                                                0.47
    North Carolina                                                          0.58
    Ohio                                                                    4.31
    Oklahoma                                                                2.84
    Pennsylvania                                                           13.30
    South Carolina                                                          7.48
    Texas                                                                   6.42
    Utah                                                                    1.10
    Virginia                                                                4.20
    Washington                                                              5.50
    Wisconsin                                                               1.10
    District of Columbia                                                    2.35
    Puerto Rico                                                             0.58
    U.S. Virgin Islands                                                     0.81
    Tax-Exempt Private Municipal Trust                                      2.21
    Cash and Other Assets, Less Liabilities                                 3.56
                                                                   -------------
  Total                                                                  100.00%
                                                                   =============

See Notes to Financial Statements.


36  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         California Municipal Portfolio
                           March 31, 2000 (Unaudited)


--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    9.34%
--------------------------------------------------------------------------------
Repurchase Agreement: 0.15%
     126,000       State Street Bank & Trust Co.,                  $     126,000
                   Repurchase Agreement, Dated
                   03/31/2000, 6.25%, maturing
                   04/03/2000 for $126,066,
                   collateral 120,000 principal
                   amount U.S. Treasury Bond,
                   6.625%, 02/15/2027, value $128,727
                                                                    ------------

Total Repurchase Agreement (Cost $126,000)                               126,000
                                                                    ------------

Tax Exempt Variable-Rate Demand Notes: 9.19%
     700,000       Orange County Sanitation                              700,000
                   District, California Certificates
                   of Participation, Daily Floater,
                   Putable Daily, 3.40%, 08/01/2015
   2,000,000       Orange County Water District,                       2,000,000
                   California Certificates of
                   Participation, Daily Floater,
                   Putable Daily, 3.45%, 08/15/2015
   1,200,000       Irvine, California Improvement                      1,200,000
                   Bond Act of 1915, Assessment
                   District Number 94-13, Daily Floater,
                   Putable Daily, 3.40%, 09/02/2022
     800,000       Irvine, California Improvement                        800,000
                   Bond Act of 1915, Assessment
                   District Number 97-16, Daily Floater,
                   Putable Daily, 3.40%, 09/02/2022
     900,000       Irvine, California Improvement                        900,000
                   Bond Act of 1915, Assessment
                   District Number 87-8, Daily Floater,
                   Putable Daily, 3.40%, 09/02/2024
     800,000       California Pollution Control                          800,000
                   Financing Authority Revenue,
                   Pacific Gas & Electric Series F,
                   Daily Floater, Putable Daily,
                   3.40%, 11/01/2026
   1,420,000       California Statewide Communities                    1,420,000
                   Development Authority
                   Certificates of Participation,
                   John Muir/Mount Diablo Health
                   Revenue, AMBAC, Daily Floater,
                   Putable Daily, 3.45%, 08/15/2027
                                                                    ------------

Total Tax Exempt Variable-Rate Demand Notes
(Cost $7,820,000)                                                      7,820,000
                                                                    ------------

Total Short-Term Investments
(Cost $7,946,000)                                                      7,946,000
                                                                    ------------


*See Note 1, page 26 in Notes to Financial Statements.

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     40.16%
--------------------------------------------------------------------------------
   1,000,000       California Health Facilities                    $   1,051,990
                   Financing Authority, Los Angeles
                   Children's Hospital Revenue
                   Series A, 7.125%, 06/01/2021,
                   Prerefunded 06/01/2001 @102
   1,750,000       Los Angeles County Transportation                   1,837,080
                   Commission, California Sales Tax
                   Revenue Series A, FGIC,
                   6.75%, 07/01/2018,
                   Prerefunded 07/01/2001 @102
   2,000,000       Los Angeles County Transportation                   2,099,520
                   Commission, California Sales Tax
                   Revenue Series A,
                   6.75%, 07/01/2020,
                   Prerefunded 07/01/2001 @102
   2,270,000       Los Angeles County Transportation                   2,387,018
                   Commission, California Sales Tax
                   Revenue Series A,
                   6.90%, 07/01/2021,
                   Prerefunded 07/01/2001 @102
   3,195,000       Puerto Rico Electric Power                          3,359,127
                   Authority, Power Revenue Series P,
                   7.00%, 07/01/2021,
                   Prerefunded 07/01/2001 @102
   1,000,000       San Bernardino County, California                   1,051,720
                   Certificates of Participation,
                   Capital Facilities Project Series B,
                   6.75%, 08/01/2010,
                   Prerefunded 08/01/2001 @102
   1,150,000       Sacramento City Financing                           1,216,171
                   Authority, California Revenue,
                   6.80%, 11/01/2020,
                   Prerefunded 11/01/2001 @102
   2,575,000       Los Angeles Community                               2,721,929
                   Redevelopment Agency, California
                   Subordinated Tax Allocation,
                   Bunker Hill Project Series E,
                   6.65%, 12/01/2014,
                   Prerefunded 12/01/2001 @102
   1,000,000       Puerto Rico Telephone Authority                     1,036,740
                   Revenue Series L,
                   6.125%, 01/01/2022,
                   Prerefunded 01/01/2002 @101
   1,260,000       Puerto Rico Commonwealth, AMBAC,                    1,313,953
                   5.85%, 07/01/2015,
                   Prerefunded 07/01/2002 @101.50
   2,500,000       Los Angeles County Transportation                   2,632,300
                   Commission, California Sales Tax
                   Revenue Series A, MBIA,
                   6.00%, 07/01/2023,
                   Prerefunded 07/01/2002 @102


                          Schedule of Investments--Municipal Bond Portfolios  37

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   1,000,000       Puerto Rico Commonwealth Highway                $   1,059,150
                   & Transportation Authority,
                   Highway Revenue Series T,
                   6.625%, 07/01/2018,
                   Prerefunded 07/01/2002 @101.50
   4,015,000       University of California Revenue,                   4,311,588
                   Multi-Purpose Projects, MBIA,
                   6.875%, 09/01/2016,
                   Prerefunded 09/01/2002 @102
   4,500,000       Guam Power Authority Revenue                        4,765,950
                   Series A, 6.30%, 10/01/2022,
                   Prerefunded 10/01/2002 @102
   1,000,000       Central Coast Water Authority,                      1,066,940
                   California State Regional Facilities
                   Water Project Revenue,
                   AMBAC, 6.50%, 10/01/2014,
                   Prerefunded 10/01/2002 @102
   2,220,000       Sacramento School Insurance                         2,237,605
                   Authority, California Workers
                   Compensation Program Revenue
                   Series C, 5.75%, 06/01/2003,
                   Escrowed to Maturity
                                                                    ------------

Total Prerefunded/Escrowed
(Cost $34,388,284)                                                    34,148,781
                                                                    ------------

--------------------------------------------------------------------------------
INSURED:                                                                  13.27%
--------------------------------------------------------------------------------
   2,125,000       San Mateo County Transit                            2,133,670
                   District, California Sales Tax
                   Revenue Series A, FSA,
                   4.50%, 06/01/2001
   3,810,000       Puerto Rico Commonwealth Public                     3,865,245
                   Improvement Series B, AMBAC,
                   5.50%, 07/01/2001
   2,655,000       Pasadena Unified School District,                   2,712,560
                   California Series B, FGIC,
                   6.00%, 07/01/2001
   1,530,000       California Rural Home Mortgage                      1,533,611
                   Finance Authority, Rural Lease
                   Pass Through Obligation Revenue
                   Series A, MBIA,
                   4.45%, 08/01/2001
   1,000,000       San Diego County Regional                           1,035,240
                   Transportation Commission,
                   California Sales Tax Revenue
                   Second Series A, FGIC,
                   6.25%, 04/01/2002
                                                                    ------------

Total Insured (Cost $11,329,300)                                      11,280,326
                                                                    ------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            21.85%
--------------------------------------------------------------------------------
State General Obligation: 2.56%

   2,055,000       California State,                                   2,172,484
                   7.00%, 08/01/2002
                                                                    ------------

Total State General Obligation
(Cost $2,167,558)                                                      2,172,484
                                                                    ------------

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
Local General Obligation: 1.50%
   1,260,000       San Francisco City & County,                    $   1,272,713
                   California Unified School
                   District, Educational Facilities
                   Series B, 5.00%, 06/15/2001
                                                                    ------------

Total Local General Obligation
(Cost $1,275,496)                                                      1,272,713
                                                                    ------------

Tax Lease: 11.89%
   1,520,000       Los Angeles County Capital Asset                   1,522,189
                   Leasing Corp., California Lease
                   Revenue, Equipment Program Series A,
                   5.00%, 06/01/2000
   2,940,000       San Diego Unified School                           2,956,346
                   District, California Certificates
                   of Participation, Capital
                   Projects Phase XV Series A,
                   4.60%, 07/01/2001
   1,030,000       Puerto Rico Urban Renewal &                        1,052,928
                   Housing Corp., 7.875%, 10/01/2004
   3,000,000       Solano County, California                          3,067,680
                   Certificates of Participation,
                   Justice Facility & Public
                   Building Project,
                   5.875%, 10/01/2005
   1,465,000       ABAG Finance Corp., California                     1,513,360
                   Certificates of Participation,
                   6.90%, 04/01/2012
                                                                    ------------

Total Tax Lease (Cost $10,108,926)                                   10,112,503
                                                                    ------------

Special Tax: 4.72%
     500,000       Detroit Local Development Finance                     499,740
                   Authority, Michigan Subordinated
                   Tax Increment Series A,
                   4.35%, 05/01/2000
     565,000       Roseville Community District No. 1,                   563,650
                   California North Central
                   Special Tax, 4.10%, 09/01/2000
     940,000       San Clemente Assessment District                      939,596
                   No. 85-1, California Improvement
                   Bond Act of 1915,
                   4.20%, 09/02/2000
210,000            Fontana Redevelopment Agency,                         210,300
                   California Tax Allocation, Jurupa
                   Hills Redevelopment Project
                   Series A, 4.25%, 10/01/2000
755,000            Virgin Islands Public Financing                       756,072
                   Authority Revenue, Senior Lien
                   Fund Loan Notes Series C,
                   5.00%, 10/01/2000
775,000            Virgin Islands Public Financing                       776,651
                   Authority Revenue, Subordinated
                   Lien Fund Loan Notes Series D,
                   5.50%, 10/01/2000

38  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
270,000            Virgin Islands Public Financing                 $     271,531
                   Authority Revenue, Gross Receipts
                   Tax Loan Notes Series A,
                   5.25%, 10/01/2001
                                                                    ------------

Total Special Tax (Cost $4,021,309)                                    4,017,540
                                                                    ------------

Miscellaneous Tax: 1.18%
   1,000,000       Puerto Rico Municipal Finance                       1,006,920
                   Agency Series B,
                   5.00%, 08/01/2001
                                                                    ------------

Total Miscellaneous Tax (Cost $1,006,989)                              1,006,920

                                                                    ------------

Total Tax Supported (Cost $18,580,278)                                18,582,160
                                                                    ------------

--------------------------------------------------------------------------------
REVENUE:                                                                  11.55%
--------------------------------------------------------------------------------
Electric Revenue: 1.55%
   1,320,000       Virgin Islands Water & Power                        1,321,848
                   Authority, Electric System Revenue,
                   5.00%, 07/01/2000
                                                                    ------------

Total Electric Revenue (Cost $1,322,462)                               1,321,848
                                                                    ------------

Health Care Revenue: 2.38%
   2,025,000       California Health Facilities                        2,026,195
                   Financing Authority Revenue,
                   Catholic Healthcare West
                   Series A, 4.50%, 07/01/2000
                                                                    ------------

Total Health Care Revenue
(Cost $2,029,523)                                                      2,026,195
                                                                    ------------

--------------------------------------------------------------------------------
Water/Sewer Revenue: 3.24%
   2,630,000       Los Angeles Department of Water &                   2,751,506
                   Power, California Waterworks
                   Revenue, Second Issue,
                   6.40%, 11/01/2031
                                                                    ------------

Total Water/Sewer Revenue
(Cost $2,826,350)                                                      2,751,506
                                                                    ------------

Miscellaneous Revenue: 4.38%
     845,000       Riverside County Public Financing                     845,955
                   Authority, California
                   Certificates of Participation,
                   5.00%, 05/15/2000
     885,000       Riverside County Public Financing                     885,425
                   Authority, California
                   Certificates of Participation,
                   5.00%, 05/15/2001
   2,000,000       Municipal Tax Exempt Trust,                         1,990,260
                   Certificate Class A-1,
                   4.70%, 10/06/2003
                                                                    ------------

Total Miscellaneous Revenue
(Cost $3,736,705)                                                      3,721,640
                                                                    ------------

Total Revenue (Cost $9,915,040)                                        9,821,189
                                                                    ------------

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY:                                                     2.20%
--------------------------------------------------------------------------------
Housing: 2.20%
   1,900,000       California State Department of                  $   1,871,310
                   Veteran Affairs, Home Purchase
                   Revenue Series C, AMT,
                   3.65%, 12/01/2019
                                                                    ------------

Total Housing (Cost $1,850,530)                                        1,871,310
                                                                    ------------

Total Asset-Backed Security
(Cost $1,850,530)                                                      1,871,310
                                                                    ------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $84,009,432)                      98.37%     $83,649,766
(Note B, below)
Cash and Other Assets, Less Liabilities                    1.63        1,389,272
                                                         ------      -----------
Net Assets (Equivalent to $12.45
per share based on 6,830,156
shares of capital stock outstanding)                     100.00%     $85,039,038
                                                         ======      ===========

--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax

(B) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


                          Schedule of Investments--Municipal Bond Portfolios  39

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                          New York Municipal Portfolio
                           March 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES: 7.06%
--------------------------------------------------------------------------------
     815,000       New York State Job Development                  $     815,000
                   Authority, State Guaranteed
                   Series B-1, AMT,
                   Daily Floater, Putable Daily,
                   4.00%, 03/01/2005
   3,600,000       Babylon, New York Industrial                        3,600,000
                   Development Agency, Resource
                   Recovery Revenue, Daily Floater,
                   Putable Daily, 4.00%, 12/01/2024
   3,570,000       Long Island Power Authority, New                    3,570,000
                   York Electric Systems Revenue
                   Series 6, Daily Floater,
                   Putable Daily, 4.00%, 05/01/2033
                                                                    ------------

Total Tax Exempt Variable-Rate Demand Notes
(Cost $7,985,000)                                                      7,985,000
                                                                    ------------

--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     42.59%
--------------------------------------------------------------------------------
   1,000,000       New York State Medical Facilities                   1,032,730
                   Finance Agency, Hospital Insured
                   Mortgage Series A,
                   7.70%, 02/15/2025,
                   Prerefunded 08/15/2000 @102
   2,120,000       New York City Series B,                             2,210,291
                   7.00%, 06/01/2016,
                   Prerefunded 06/01/2001 @101.50
   1,000,000       New York City Series B, AMBAC,                      1,055,920
                   8.25%, 06/01/2017,
                   Prerefunded 06/01/2001 @101.50
   5,180,000       New York City Municipal Water                       5,286,863
                   Finance Authority Revenue Series A,
                   6.25%, 06/15/2021,
                   Prerefunded 06/15/2001 @100
   1,845,000       New York State Environmental                        1,923,375
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund Series E, 6.50%, 06/15/2014,
                   Prerefunded 06/15/2001 @102
   1,220,000       New York State Environmental                        1,277,084
                   Facilities Corp., Pollution
                   Control Revenue, State Revolving
                   Fund Series E, 6.875%, 06/15/2010,
                   Prerefunded 06/15/2001 @102
   1,865,000       New York City Series D,                             1,974,084
                   8.00%, 08/01/2018,
                   Prerefunded 08/01/2001 @101.50


*See Note 1, page 26 in Notes to Financial Statements.

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
   5,000,000       New York City Series C,                         $   5,182,550
                   7.25%, 08/15/2024,
                   Prerefunded 08/15/2001 @100
   1,000,000       New York State Medical Care                         1,057,300
                   Facilities Finance Agency Revenue,
                   Secured Hospital Revenue Bonds
                   Series 1991-A, 7.40%, 08/15/2021,
                   Prerefunded 08/15/2001 @102
   2,160,000       New York City Series A,                             2,283,466
                   7.75%, 08/15/2006,
                   Prerefunded 08/15/2001 @101.50
   1,000,000       New York City Series A,                             1,057,160
                   7.75%, 08/15/2016,
                   Prerefunded 08/15/2001 @101.50
   1,550,000       New York State Housing Finance                      1,639,048
                   Agency, Service Contract Revenue
                   Series C, 7.30%, 03/15/2021,
                   Prerefunded 09/15/2001 @102
   2,000,000       New York State Thruway Authority                    2,073,780
                   General Revenue Series A,
                   5.75%, 01/01/2012,
                   Prerefunded 01/01/2002 @102
   4,550,000       New York State Power Authority                      4,774,224
                   Revenue Series Z, 6.50%, 01/01/2019,
                   Prerefunded 01/01/2002 @102
   1,000,000       New York State Thruway Authority                    1,039,570
                   Local Highway & Bridge Service
                   Contract Revenue,
                   6.25%, 04/01/2007,
                   Prerefunded 04/01/2002 @101
   5,485,000       New York State Thruway Authority                    5,714,931
                   Local Highway & Bridge Service
                   Contract Revenue,
                   6.375%, 04/01/2012,
                   Prerefunded 04/01/2002 @101
   1,500,000       New York State Local Government                     1,590,660
                   Assistance Corp. Series A,
                   6.875%, 04/01/2019,
                   Prerefunded 04/01/2002 @102
   1,550,000       MTA, New York Commuter Facilities                   1,630,662
                   Revenue Series B, MBIA,
                   6.25%, 07/01/2022,
                   Prerefunded 07/01/2002 @102
   1,500,000       MTA, New York Transit Facilities                    1,582,005
                   Revenue Series J, FGIC,
                   6.375%, 07/01/2010,
                   Prerefunded 07/01/2002 @102
   1,590,000       MTA, New York Transit Facilities                    1,678,102
                   Revenue Series K, 6.625%, 07/01/2014,
                   Prerefunded 07/01/2002 @101.50
   2,000,000       New York State Housing Finance                      2,109,680
                   Agency, Service Contract Revenue
                   Series C, 6.30%, 03/15/2022,
                   Prerefunded 09/15/2002 @102
                                                                    ------------

Total Prerefunded/Escrowed (Cost $48,638,598)                         48,173,485
                                                                    ------------

40  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
INSURED:                                                                  22.51%
--------------------------------------------------------------------------------
   1,200,000       Virgin Islands Housing Finance                  $   1,199,676
                   Authority, Single Family Revenue,
                   Mortgage Backed Securities Series B,
                   FGIC, AMT, 4.00%, 06/01/2000
   2,135,000       Buffalo, New York Series A,                         2,123,813
                   AMBAC, 3.75%, 02/01/2001
   1,000,000       Suffolk County, New York                            1,000,750
                   Industrial Development Agency,
                   Southwest Sewer System Revenue,
                   MBIA, 4.25%, 02/01/2001
   1,215,000       Suffolk County, New York Judicial                   1,220,419
                   Agency Facility Revenue Agreement,
                   John P. Cohalan Complex, AMBAC,
                   4.75%, 04/15/2001
   1,140,000       Chautaqua Lake Central School                       1,129,843
                   District, New York, FSA,
                   4.00%, 06/15/2001
   1,600,000       Letchworth Central School                           1,602,576
                   District, New York, FSA,
                   4.625%, 06/15/2001
   1,000,000       Letchworth Central School                           1,003,040
                   District, New York, FGIC,
                   4.75%, 06/15/2001
   1,000,000       Argyle Central School District,                     1,005,920
                   New York, FSA,
                   5.00%, 06/15/2001
   1,000,000       Arkport Central School District,                    1,008,220
                   New York, FSA,
                   5.20%, 06/15/2001
   1,650,000       Dansville Central School District,                  1,666,879
                   New York, FSA,
                   5.375%, 06/15/2001
   1,000,000       Nassau County, New York                             1,008,980
                   Series D, FSA, 5.25%, 09/01/2001
   4,000,000       Rochester, New York, MBIA,                          4,029,600
                   5.00%, 10/01/2001
   3,250,000       Nassau County, New York                             3,269,857
                   Series C, FSA, 5.125%, 01/01/2002
   1,650,000       Port Authority of New York & New                    1,660,494
                   Jersey, Consolidated 119th Series,
                   FGIC, 5.00%, 09/15/2002
   1,000,000       Port Authority of New York & New                    1,072,110
                   Jersey, Consolidated 72nd Series,
                   AMBAC, 7.40%, 10/01/2012
     470,000       Long Island Power Authority, New                      440,366
                   York Electric System Revenue
                   Series A, FSA, 5.00%, 12/01/2015
   1,000,000       New York State Energy Research &                    1,018,790
                   Development Authority, Con Edison
                   Facilities, AMBAC,
                   6.75%, 01/15/2027
                                                                    ------------

Total Insured (Cost $25,619,324)                                      25,461,333
                                                                    ------------

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            18.04%
--------------------------------------------------------------------------------

Local General Obligations: 2.96%

   1,000,000       New York City Series G,                         $   1,009,130
                   5.40%, 02/01/2001
   1,160,000       New York City Series G,                             1,166,554
                   5.00%, 08/01/2001
   1,175,000       Westchester County, New York                        1,169,501
                   Series B, 4.25%, 11/15/2001
                                                                    ------------

Total Local General Obligations
(Cost $3,362,602)                                                      3,345,185

                                                                    ------------

Tax Lease: 6.87%
   1,000,000       New York State Dormitory                            1,002,030
                   Authority, North General Hospital,
                   Secured Hospital Program Series G,
                   5.00%, 02/15/2001
   1,400,000       New York State Dormitory                            1,400,322
                   Authority, Community Enhancement
                   Facilities Series B,
                   4.375%, 04/01/2001
   1,820,000       New York State Urban Development                    1,822,602
                   Corp., Community Enhancement
                   Facilities Series A,
                   4.50%, 04/01/2001
   1,500,000       New York State Dormitory                            1,512,210
                   Authority, Service Contract
                   Series C, 5.15%, 04/01/2001
   1,000,000       New York State Certificates of                      1,005,210
                   Participation, Commissioner of
                   General Services
                   Executive Department,
                   5.00%, 09/01/2001
   1,000,000       Puerto Rico Commonwealth Urban                      1,022,260
                   Renewal & Housing Corp.,
                   7.875%, 10/01/2004
                                                                    ------------

Total Tax Lease (Cost $7,780,852)                                      7,764,634
                                                                    ------------

Special Tax: 6.76%

   1,910,000       New York State Thruway Authority,                   1,910,000
                   Highway & Bridge Trust Fund
                   Series C, 4.50%, 04/01/2000
   1,915,000       New York State Local Government                     1,915,000
                   Assistance Corp. Series A,
                   6.70%, 04/01/2000
     660,000       Virgin Islands Public Financing                       660,937
                   Authority Revenue, Senior Lien
                   Fund Loan Notes Series C,
                   5.00%, 10/01/2000
   1,000,000       Virgin Islands Public Financing                     1,002,130
                   Authority Revenue, Subordinated
                   Lien Fund Loan Notes Series D,
                   5.50%, 10/01/2000
   2,140,000       MAC New York Series J,                              2,158,982
                   5.25%, 07/01/2001
                                                                    ------------

Total Special Tax (Cost $7,659,471)                                    7,647,049
                                                                    ------------

                          Schedule of Investments--Municipal Bond Portfolios  41

--------------------------------------------------------------------------------
Principal Amount                  Description                      Market Value
--------------------------------------------------------------------------------
Miscellaneous Tax: 1.45%
   1,630,000       Puerto Rico Municipal Finance                   $   1,641,280
                   Agency Series B,
                   5.00%, 08/01/2001
                                                                    ------------

Total Miscellaneous Tax (Cost $1,638,426)                              1,641,280
                                                                    ------------

Total Tax Supported (Cost $20,441,351)                                20,398,148
                                                                    ------------
--------------------------------------------------------------------------------
REVENUE:                                                                   8.97%
--------------------------------------------------------------------------------
Electric Revenue: 2.12%
   2,400,000       Long Island Power Authority, New                    2,392,608
                   York Electric System General
                   Revenue, 4.25%, 04/01/2001
                                                                    ------------

Total Electric Revenue (Cost $2,410,458)                               2,392,608
                                                                    ------------

Water/Sewer Revenue: 3.96%
   1,300,000       New York State Environmental                        1,332,721
                   Facilities Corp., Pollution
                   Control Revenue, State
                   Revolving Fund Series A,
                   7.30%, 06/15/2001
   3,070,000       New York State Environmental                        3,147,395
                   Facilities Corp., Pooled Loan,
                   Pollution Control Revenue, New York
                   City Municipal Water Finance Authority,
                   State Revolving Fund Series 90-A,
                   7.50%, 06/15/2012
                                                                    ------------

Total Water/Sewer Revenue (Cost $4,525,694)                            4,480,116
                                                                    ------------

Miscellaneous Revenue: 2.89%

   1,780,000       Port Authority of New York & New                    1,781,726
                   Jersey, Consolidated 108th Series,
                   AMT, 4.75%, 07/15/2000
   1,230,000       TSASC, Inc., New York Series 1,                     1,205,794
                   Tobacco Flexible Amortization
                   Bonds, 4.50%, 07/15/2004
     280,000       New York Convention Center                            280,689
                   Operating Corp., New York
                   Certificates of Participation,
                   Yale Building Acquisition Project,
                   6.50%, 12/01/2004
                                                                    ------------

Total Miscellaneous Revenue
(Cost $3,286,857)                                                      3,268,209
                                                                    ------------

Total Revenue (Cost $10,223,009)                                      10,140,933
                                                                    ------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Total Investments (Cost $112,907,282)                   99.17%      $112,158,899
(Note B, below)
Cash and Other Assets, Less Liabilities                  0.83            939,848
                                                       ------       ------------
Net Assets (Equivalent to $12.28
per share based on 9,206,716
shares of capital stock outstanding)                   100.00%      $113,098,747
                                                       ======       ============

--------------------------------------------------------------------------------
(A)  Explanation of abbreviations:
     Insured-bond abbreviations:
     AMBAC-AMBAC Indemnity Corporation
     FGIC-Financial Guaranty Insurance Company
     FSA-Financial Security Assurance, Inc.
     MBIA-Municipal Bond Investors Assurance Corporation
     Other abbreviations:
     AMT-Subject to Alternative Minimum Tax

(B) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


42  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

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

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

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


                         Sanford C. Bernstein Fund, Inc.
                               SEMIANNUAL REPORT
                                 MARCH 31, 2000




                             Schedule of Investments
                                  Taxable Bond
                                   Portfolios
                        -------------------------------
                        -------------------------------
                        -------------------------------
                        -------------------------------
                        -------------------------------


                        Intermediate Duration
                        -------------------------------
                        Short Duration Plus
                        -------------------------------
                        Government Short Duration

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Intermediate Duration Portfolio
                           March 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value*
--------------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                                122.80%
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   26.26%
--------------------------------------------------------------------------------
Commercial Paper: 10.08%

112,000,000     UBS Finance Delaware Inc.,                         $ 111,960,925
                Discount rate 6.28%, 04/03/2000
112,000,000     Prudential Funding Corp.,                            111,960,800
                Discount rate 6.30%, 04/03/2000
                                                                   -------------
Total Commercial Paper (Cost $223,921,724)                           223,921,725
                                                                   -------------

U.S. Government Agencies: 13.74%
 36,440,000     Federal Farm Credit Bank                              34,717,663
                Consolidated Discount Notes,
                Discount rate 4.68%, 01/02/2001
                (Note A, p. 8)
133,195,000     Federal Home Loan Bank                               126,641,806
                Consolidated Discount Notes,
                Discount rate 5.95%, 01/12/2001
                (Note A, p. 8)
151,320,000     Federal Home Loan Mortgage                           143,697,860
                Corp. Discount Notes,
                Discount rate 6.05%, 01/16/2001
                (Note A, p. 8)
                                                                   -------------
Total U.S. Government Agencies
(Cost $305,600,922)                                                  305,057,329
                                                                   -------------
Repurchase Agreement: 2.44%
 54,113,000     State Street Bank & Trust Co.,                        54,113,000
                Repurchase Agreement, Dated
                03/31/2000, 6.25%, maturing
                04/03/2000 for $54,141,184,
                collateral 51,455,000 principal
                amount U.S. Treasury Bond,
                6.625%, 02/15/2027,
                value $55,196,859
                                                                   -------------
Total Repurchase Agreement (Cost $54,113,000)                         54,113,000
                                                                   -------------

Total Short-Term Investments
(Cost $583,635,646)                                                  583,092,054
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               1.48%
--------------------------------------------------------------------------------
 33,118,023 3.875%, 04/15/2029 (Note B, p. 8)                         32,860,630
                                                                   -------------
Total U.S. Treasury Inflation Protection Security
(Cost $31,595,622)                                                    32,860,630
--------------------------------------------------------------------------------

MORTGAGE DERIVATIVES:                                                      9.21%
--------------------------------------------------------------------------------
  7,313,514     Federal National Mortgage                              6,310,671
                Association Remic Trust
                Series 1997-67 GA,
                4.00%, 02/25/2009

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------

  6,841,133     Federal National Mortgage                            $ 6,372,626
                Association Remic Trust Series
                1994-20 Z, 6.50%, 02/25/2009
 13,620,000     Federal National Mortgage                             13,103,707
                Association Remic Trust Series
                1999-41 PD, 6.50%, 08/25/2013
                (Note C, p. 8)
 27,550,000     Federal Home Loan Mortgage Corp.                      27,258,108
                Series 2198 PK, 6.75%, 11/15/2016
  7,057,988     Federal Home Loan Mortgage Corp.                       6,878,495
                Series 1218 K, 7.50%, 01/15/2022
  8,795,000     Green Tree Financial Corp. Series                      7,926,274
                1999-1 Class A5, 6.11%, 09/01/2023
 27,895,000     Federal Home Loan Mortgage Corp.                      26,094,275
                Series 1584 L, 6.50%, 09/15/2023
  4,974,000     Federal Home Loan Mortgage Corp.                       4,602,662
                Series 1650 K, 6.50%, 01/15/2024
    277,848     G.E. Capital Mortgage Services,                          276,327
                Inc. Series 1994-11-CA Class A1,
                6.50%, 03/25/2024
    365,127     Prudential Home Mortgage                                 364,771
                Securities Series 1994-15 Class A1,
                8.00%, 05/25/2024
  4,037,107     Government National Mortgage                           4,088,351
                Association Series 1995-4 CQ,
                8.00%, 06/20/2025
  8,150,000     Green Tree Financial Corp. Series                      7,505,580
                1998-4 Class A7, 6.87%, 03/01/2028
  8,500,000     Green Tree Financial Corp. Series                      7,550,975
                1998-6 Class A8, 6.66%, 05/01/2028
                (Note C, p. 8)
 26,595,000     Government National Mortgage                          25,884,898
                Association Series 1999-29 PB,
                7.25%, 07/16/2028
 26,275,000     Greenpoint Manufactured Housing                       24,400,279
                Series 1999-3 Class 1A7,
                7.27%, 06/15/2029 (Note C, p. 8)
  3,211,280     Federal Home Loan Mortgage Corp.                       3,115,243
                Series 2176 OJ, 7.00%, 08/15/2029
                (Note C, p. 8)
  8,010,000     Federal Home Loan Mortgage Corp.                       7,667,047
                Series 2178 PB, 7.00%, 08/15/2029
 12,340,000     Green Tree Financial Corp. Series                     11,460,096
                1999-1 Class A4, 5.76%, 03/01/2030
 13,045,000     Green Tree Financial Corp. Series                     12,203,532
                1999-2 Class A4, 6.48%, 12/01/2030
                (Note C, p. 8)
  1,310,000     Conseco Finance Securitization                         1,355,744
                Corp. Series 2000-1 Class M2,
                9.08%, 05/01/2031 (Note C, p. 8)
                                                                   -------------
Total Mortgage Derivatives (Cost $214,724,369)                       204,419,661

*See Note 1, page 26 in Notes to Financial Statements

                              Schedule of Investments--Taxable Bond Portfolios 1

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    13.34%
--------------------------------------------------------------------------------
  9,094,171 EMAC Owner Trust Series 1998-1                     $       8,857,486
            Class A1, Rule 144A,
            6.11%, 07/15/2003 (Note C, p. 8)
  5,000,000 Beverly Finance Corp., Rule 144A,                          5,025,565
            8.36%, 07/15/2004
            (Notes B & D, p. 8)
 11,540,695 TVO Southwest Mortgage Series                             11,829,132
            1994-MF1 Class A1, Rule 144A,
            9.37%, 11/18/2004 (Note C, p. 8)
  9,315,000 Morgan Stanley Capital I Series                            9,129,268
            1997-LB1 Class A2, Rule 144A,
            6.86%, 07/15/2005 (Note C, p. 8)
  7,900,000 DLJ Mortgage Acceptance Corp.                              7,877,288
            Series 1996-CF1 Class A2,
            7.669%, 02/12/2006 (Note C, p. 8)
  9,530,472 Chase Commercial Mortgage                                  9,282,116
            Securities Corp. Series 1996-2
            Class A2, 6.90%, 09/19/2006
 11,300,000 CTFS Funding Corp. Series 1997-1                          10,972,164
            Class A2, Rule 144A,
            6.716%, 12/19/2007 (Note C, p. 8)
 11,705,000 GMAC Commercial Mortgage Security                         11,073,774
            Inc. Series 1998-C1 Class C,
            6.806%, 04/15/2008
  3,130,000 DLJ Commercial Mortgage Corp.                              2,956,396
            Series 1998-CG1 Class A1B,
            6.41%, 05/10/2008
 11,770,000 LB Commercial Conduit Mortgage                            11,221,858
            Trust Series 1999-C1 Class A2,
            6.78%, 04/15/2009
  1,505,000 Commercial Mortgage Acceptance                             1,456,035
            Corp. Series 1999-C1 Class A2,
            7.03%, 05/15/2009
  4,750,000 DLJ Mortgage Acceptance Corp.                              4,666,524
            Series 1999-CG2 Class A1B,
            7.30%, 06/10/2009
  8,876,834 Meristar Commercial Mortgage Trust                         8,775,212
            Series 1999-C1 Class A1, Rule 144A,
            7.28%, 03/03/2016 (Note C, p. 8)
  2,460,000 RMF Commercial Series 1997-1                               2,352,560
            Class A2, Rule 144A,
            6.715%, 01/15/2019
  2,469,030 FMAC Loan Receivables Trust Series                         2,395,438
            1998-A Class A1,
            6.20%, 09/15/2020 (Note C, p. 8)
  4,549,226 FMAC Loan Receivables Trust Series                         4,283,097
            1998-A Class A2,
            6.50%, 09/15/2020 (Note C, p. 8)
  3,260,000 FMAC Loan Receivables Trust Series                         3,051,272
            1998-A Class A3,
            6.69%, 09/15/2020 (Note C, p. 8)
 11,407,189 Peachtree Franchise Loan LLC                              10,981,587
            Series 1999-A Class A1, Rule 144A,
            6.68%, 01/15/2021 (Note C, p. 8)

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------

  3,483,000 Peachtree Franchise Loan LLC                             $ 3,359,556
            Series 1999-A Class B, Rule 144A,
            7.55%, 01/15/2021 (Note C, p. 8)
  1,022,958 Asset Securitization Corp. Series                          1,024,366
            1996-D3 Class A1A,
            7.01%, 10/13/2026
 10,015,000 Merrill Lynch Mortgage Investors                           8,639,870
            Inc. Series 1998-C1 Class B,
            6.75%, 11/15/2026 (Notes A & C, p. 8)
  6,884,215 J.P. Morgan Commercial Mortgage                            6,630,794
            Finance Corp. Series 1996-C2
            Class A, 6.47%, 11/25/2027
  3,681,824 RMF Commercial Series 1995-1                               3,582,246
            Class A2, 7.10%, 11/28/2027
            (Note C, p. 8)
 11,500,000 DLJ Mortgage Acceptance Corp.                             11,257,005
            Series 1995-CF2 Class A1B,
            Rule 144A, 6.85%, 12/17/2027
            (Note C, p. 8)
  1,144,779 Allied Capital Commercial Mortgage                         1,125,205
            Trust Series 1998-1 Class A,
            Rule 144A, 6.31%, 01/25/2028
            (Note C, p. 8)
  2,805,000 Credit Suisse First Boston                                 2,761,940
            Mortgage Securities Corp. Series
            1997-C1 Class A1B,
            7.15%, 06/20/2029
  3,210,841 Asset Securitization Corp. Series                          3,201,037
            1997-MD7 Class A1A,
            7.32%, 01/13/2030
 16,239,000 J.P. Morgan Commercial Mortgage                           15,243,186
            Finance Corp. Series 1998-C6
            Class B, 6.735%, 01/15/2030
 13,605,000 Nomura Asset Securities Corp.                             12,619,054
            Series 1998-D6 Class A2,
            6.769%, 03/15/2030
 12,445,000 Morgan Stanley Capital I Series                           11,919,385
            1998-XL1 Class A2,
            6.45%, 06/03/2030
  9,745,668 Morgan Stanley Capital I Series                            9,478,100
            1997-XL1 Class A1,
            6.59%, 10/03/2030
 12,000,000 Salomon Brothers Mortgage                                 11,369,868
            Securities VII Inc. Series
            2000-NL1 Class A2,
            6.905%, 10/15/2030 (Note C, p. 8)
 13,130,000 Credit Suisse First Boston                                12,151,749
            Mortgage Securities Corp. Series
            1998-C2 Class A2,
            6.30%, 11/15/2030
 17,465,000 Goldman Sachs Mortgage Securities                         16,219,115
            Corp. II Series 1998 Class A2,
            6.562%, 04/13/2031
 12,150,000 Deutsche Mortgage & Asset                                 11,391,767
            Receiving Corp. Series 1998-C1
            Class B, 6.664%, 06/15/2031
            (Note C, p. 8)

2 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
  9,711,995 Credit Suisse First Boston                              $  9,515,811
            Mortgage Securities Corp. Series
            1997-C2 Class A1,
            6.40%, 01/17/2035
 20,270,000 Morgan Stanley Capital I Series                           18,439,033
            1998-XL2 Class A2,
            6.17%, 10/03/2035
                                                                   -------------
Total Commercial Mortgage-Backed Securities
(Cost $311,863,463)                                                  296,115,859
                                                                   -------------
--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                 29.92%
--------------------------------------------------------------------------------
 19,690,000 Federal National Mortgage                                 19,043,873
            Association Pool TBA,
            6.50%, 04/24/2007 (Note E, p. 8)
 17,415,000 Federal National Mortgage                                 16,380,932
            Association Pool TBA,
            6.00%, 04/18/2015 (Note E, p. 8)
 54,715,000 Federal National Mortgage                                 52,645,952
            Association Pool TBA,
            6.50%, 04/18/2015 (Note E, p. 8)
 19,340,000 Federal National Mortgage                                 18,959,195
            Association Pool TBA,
            7.00%, 05/18/2015 (Note E, p. 8)
  2,408,861 Government National Mortgage                               2,538,409
            Association Pool #267832,
            9.50%, 11/15/2017
  1,932,887 Government National Mortgage                               2,035,994
            Association Pool #780118,
            9.50%, 08/15/2021
  2,607,074 Government National Mortgage                               2,747,339
            Association Pool #780049,
            9.50%, 11/15/2021
  2,407,345 Government National Mortgage                               2,535,416
            Association Pool #780254,
            9.50%, 11/15/2021
  1,832,101 Government National Mortgage                               1,930,672
            Association Pool #780012,
            9.50%, 10/15/2024
         67 Federal Home Loan Mortgage Corp.                                  68
            Pool #C80297, 8.50%, 05/01/2025
     32,428 Government National Mortgage                                  33,336
            Association Pool #442121,
            8.50%, 11/15/2026
     52,050 Government National Mortgage                                  50,501
            Association Pool #780651,
            7.00%, 10/15/2027
 18,105,000 Federal National Mortgage                                 17,550,534
            Association Pool #535259,
            6.50%, 03/01/2030 (Note C, p. 8)
 21,605,000 Federal Home Loan Mortgage Corp.                          21,247,113
            Gold Pool TBA, 7.50%, 04/13/2030
            (Note E, p. 8)
 50,585,000 Federal National Mortgage                                 49,715,444
            Association Pool TBA,
            7.50%, 04/13/2030 (Note E, p. 8)

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------

 98,705,000 Federal National Mortgage                                $98,920,700
            Association Pool TBA,
            8.00%, 04/13/2030 (Note E, p. 8)
 43,770,000 Government National Mortgage                              41,266,876
            Association Pool TBA,
            6.50%, 04/19/2030 (Note E, p. 8)
 63,775,000 Government National Mortgage                              61,761,942
            Association Pool TBA,
            7.00%, 04/19/2030 (Note E, p. 8)
 31,050,000 Government National Mortgage                              30,768,532
            Association Pool TBA,
            7.50%, 04/19/2030 (Note E, p. 8)
 38,265,000 Government National Mortgage                              38,683,428
            Association Pool TBA,
            8.00%, 04/19/2030 (Note E, p. 8)
 97,210,000 Federal National Mortgage                                 88,350,608
            Association Pool TBA,
            6.00%, 05/15/2030 (Note E, p. 8)
 10,125,000 Federal Home Loan Mortgage Corp.                           9,484,277
            Gold Pool TBA,
            6.50%, 05/15/2030 (Note E, p. 8)
 81,510,000 Federal National Mortgage                                 76,288,266
            Association Pool TBA,
            6.50%, 05/15/2030 (Note E, p. 8)
 11,185,000 Government National Mortgage                              11,282,835
            Association Pool TBA,
            8.00%, 05/15/2030 (Note E, p. 8)
                                                                   -------------

--------------------------------------------------------------------------------
Total Mortgage Pass-Throughs
(Cost $661,405,438)                                                  664,222,242
                                                                   -------------
--------------------------------------------------------------------------------
FINANCE:                                                                   6.97%
--------------------------------------------------------------------------------
  9,830,000 Bombardier Capital Inc. Medium-Term                        9,760,033
            Notes, Yankee Bond, Rule 144A,
            7.30%, 12/15/2002
  5,000,000 Textron Financial Corp., Rule 144A,                        4,859,260
            5.84%, 02/19/2003 (Note A, p. 8)
  7,470,000 Bear Stearns Co., Inc. Senior Notes,                       7,452,472
            7.625%, 02/01/2005
  4,050,000 ABN Amro Bank (Chicago)                                    4,125,585
            Subordinated Notes, Global Bond,
            7.55%, 06/28/2006
 14,355,000 Bank One Corp. Notes,                                     13,963,767
            6.875%, 08/01/2006 (Note A, p. 8)
 10,210,000 Development Bank of Singapore Ltd.                        10,218,366
            Subordinated Notes, Yankee Bond,
            Rule 144A, 7.875%, 08/10/2009
            (Note A, p. 8)
 12,810,000 Goldman Sachs Group Inc. Senior                           12,921,195
            Unsubordinated Notes Series B,
            7.80%, 01/28/2010
  9,975,000 The Mony Group Inc. Senior Notes,                         10,067,854
            8.35%, 03/15/2010
 10,100,000 Transamerica Capital II, Rule 144A,                        9,531,552
            7.65%, 12/01/2026 (Note A, p. 8)
 27,430,000 AON Capital Trust A,                                      27,204,229
            8.205%, 01/01/2027 (Note A, p. 8)


                            Schedule of Investments--Taxable Bond Portfolios   3

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
  5,000,000 Sears Roebuck Acceptance Corp.,                          $ 4,219,297
            6.50%, 12/01/2028
  5,550,000 Royal & Sun Alliance Insurance                             5,970,872
            Group plc Subordinated Notes,
            Rule 144A, 8.95%, 10/15/2029
            (Note A, p. 8)
 10,850,000 Ace Capital Trust II,                                     10,966,638
            9.70%, 04/01/2030
  7,000,000 Citigroup Capital III,                                     6,511,026
            7.625%, 12/01/2036
 13,595,000 Associates Corp. of North America                         13,581,269
            Notes, 5.96%, 05/15/2037, Putable
            Annually 05/15/2000-05/15/2036 @100
            (Note A, p. 8)
  3,795,000 Transamerica Capital III,                                  3,524,839
            7.625%, 11/15/2037 (Note A, p. 8)
                                                                   -------------
Total Finance (Cost $157,104,818)                                    154,878,254
                                                                   -------------
--------------------------------------------------------------------------------
INDUSTRIAL:                                                               18.51%
--------------------------------------------------------------------------------

  9,450,000 Owens Corning Medium-Term Notes,                           9,449,191
            7.00%, 05/15/2000 (Note A, p. 8)
  8,255,000 B.A.T. Crave Trust Series                                  8,245,382
            1997-800, Rule 144A,
            6.68%, 08/12/2000
 13,060,000 Philip Morris Inc.,                                       12,881,128
            7.25%, 09/15/2001 (Note A, p. 8)
  3,212,000 Boise Cascade Corp.,                                       3,309,919
            9.85%, 06/15/2002 (Note A, p. 8)
 11,680,000 UST Inc. Senior Notes, Rule 144A,                         11,791,007
            8.80%, 03/15/2005 (Note C, p. 8)
  4,590,000 Jones Apparel Group Inc.                                   4,408,545
            Senior Notes,
            7.875%, 06/15/2006 (Note A, p. 8)
  9,240,000 Philip Morris,                                             8,847,825
            7.65%, 07/01/2008 (Note A, p. 8)
 12,020,000 PSI Energy Inc.,                                          11,027,194
            6.52%, 03/15/2009 (Note B, p. 8)
 13,555,000 Qantas Airways Ltd., Yankee Bond,                         13,447,545
            Rule 144A, 7.75%, 06/15/2009
            (Note A, p. 8)
 10,750,000 Philip Morris Capital Co.,                                 9,262,716
            7.50%, 07/16/2009
 15,985,000 Ford Motor Credit Co.,                                    15,699,983
            7.375%, 10/28/2009 (Note A, p. 8)
  3,775,000 Quebec Province, Canada,                                   3,778,488
            Yankee Bond, 7.50%, 07/15/2023
            (Note A, p. 8)
  8,660,000 Quebec Province, Canada,                                   8,309,863
            Yankee Bond, 7.125%, 02/09/2024
            (Note A, p. 8)
  3,995,000 Champion International Corp.,                              3,790,973
            6.40%, 02/15/2026,
            Putable 02/15/2006 @100


--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------

  7,095,000 Champion International Corp.                             $ 6,915,663
            Debentures, 7.20%, 11/01/2026,
            Putable 11/01/2011 @100
            (Note A, p. 8)
  5,000,000 Coca-Cola Enterprises Inc.,                                4,581,950
            6.95%, 11/15/2026 (Note A, p. 8)
  2,670,000 Philip Morris Inc.,                                        2,448,787
            7.75%, 01/15/2027 (Note A, p. 8)
 16,000,000 Dayton Hudson Corp.,                                      15,951,517
            5.865%, 08/15/2027, Putable
            Annually 08/15/2000-08/15/2026 @100
            (Note A, p. 8)
  7,925,000 Ingersoll Rand Medium-Term Notes,                          7,818,274
            6.015%, 02/15/2028, Putable
            Annually 02/15/2001-02/15/2027 @100
            (Note A, p. 8)
  3,680,000 Baxter International Inc.                                  3,198,362
            Debentures, 6.625%, 02/15/2028
            (Note A, p. 8)
  4,760,000 Lowe's Companies Inc. Debentures,                          4,281,602
            6.875%, 02/15/2028 (Note A, p. 8)
  8,985,000 Tyco International Group S.A.,                             8,130,995
            Yankee Bond, 7.00%, 06/15/2028
            (Note A, p. 8)
 24,255,000 Tyco International Group S.A.,                            21,592,075
            Yankee Bond, 6.875%, 01/15/2029
            (Note A, p. 8)
  9,845,000 Burlington Resources Inc.                                  9,464,217
            Debentures, 7.375%, 03/01/2029
            (Note A, p. 8)
  8,290,000 Anadarko Petroleum Corp.                                   7,624,113
            Debentures, 7.20%, 03/15/2029
            (Note A, p. 8)
  4,735,000 Phillips Petroleum Co.                                     4,146,821
            Senior Notes,
            7.00%, 03/30/2029
 14,325,000 Archer Daniels Midland Co.                                12,472,437
            Senior Debentures,
            6.625%, 05/01/2029 (Note A, p. 8)
  9,550,000 Albertson's Inc. Debentures,                               9,283,026
            7.45%, 08/01/2029 (Note A, p. 8)
  6,600,000 Lilly Del Mar Inc., Floating Rate                          6,669,894
            Note, Rule 144A, 6.57%, 08/05/2029,
            Callable 08/05/2004 @100
            (Note A, p. 8)
 21,140,000 Amerada Hess Corp.,                                       20,875,750
            7.875%, 10/01/2029 (Note A, p. 8)
  2,935,000 New Jersey Bell Telephone Co.                              2,989,152
            Debentures, 7.85%, 11/15/2029,
            Putable 11/15/2000 @100
            (Note A, p. 8)
 23,590,000 Westvaco Corp.,                                           24,530,982
            8.20%, 01/15/2030 (Note A, p. 8)
  6,435,000 Liberty Media Group Inc.,                                  6,233,258
            Rule 144A, 8.25%, 02/01/2030
            (Note A, p. 8)

4 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
  6,045,000 Ford Motor Co.,                                          $ 6,821,295
            8.90%, 01/15/2032 (Note A, p. 8)
 17,295,000 Merck & Co. Medium-Term Notes                             17,282,020
            Series B, 5.76%, 05/03/2037,
            Putable Annually
            05/03/2000-05/03/2036 @100
            (Note A, p. 8)
 14,125,000 Cargill Inc. Medium-Term Notes,                           14,115,679
            Rule 144A, 5.95%, 05/15/2037,
            Putable Annually
            05/15/2000-05/15/2036 @100
            (Note A, p. 8)
  5,155,000 Xerox Corp. Medium-Term Notes,                             5,145,043
            5.875%, 06/15/2037, Putable
            Annually 06/15/2000-06/15/2036 @100
            (Note B, p. 8)
 10,075,000 Dayton Hudson Corp.,                                      10,060,834
            5.895%, 06/15/2037, Putable
            Annually 06/15/2000-06/15/2036 @100
            (Note A, p. 8)
 17,790,000 Xerox Corp. Medium-Term Notes,                            17,710,034
            5.545%, 07/22/2037, Putable
            Annually 07/22/2000-07/22/2036 @100
            (Note A, p. 8)
 12,500,000 American General Institutional                            11,332,788
            Capital Series A, Rule 144A,
            7.57%, 12/01/2045 (Note A, p. 8)
  4,425,000 American General Institutional                             4,338,677
            Capital Series B, Rule 144A,
            8.125%, 03/15/2046 (Note A, p. 8)
  5,945,000 International Business Machines                            5,565,541
            Corp., 7.125%, 12/01/2096
            (Note B, p. 8)
  4,330,000 Ford Motor Co.,                                            4,203,917
            7.70%, 05/15/2097 (Note A, p. 8)
  5,240,000 Noble Affiliates Inc. Debentures,                          4,427,055
            7.25%, 08/01/2097 (Note A, p. 8)
  9,720,000 Motorola Inc.,                                             6,506,669
            5.22%, 10/01/2097 (Note B, p. 8)
                                                                   -------------
Total Industrial (Cost $421,781,423)                                 410,968,186
--------------------------------------------------------------------------------
UTILITIES:                                                                 1.42%
--------------------------------------------------------------------------------
  5,520,000 Israel Electric Corp., Yankee                              4,952,150
            Bond, Rule 144A,
            7.75%, 12/15/2027
 11,530,000 Hyder plc, Yankee Bond, Rule 144A,                        10,297,754
            7.375%, 12/15/2028
            (Notes A & C, p. 8)
  9,710,000 AT&T Corp.,                                                8,425,946
            6.50%, 03/15/2029 (Note B, p. 8)
  8,970,000 Israel Electric Corp Ltd. Senior                           7,887,157
            Notes, Yankee Bond, Rule 144A,
            8.10%, 12/15/2096
                                                                   -------------
Total Utilities (Cost $31,675,628)                                    31,563,007
                                                                   -------------
--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                        3.03%

 12,000,000 New York City General Obligation                  $       11,993,280
            Series B, 6.85%, 08/15/2000
 33,245,000 Florida Residential Property &                            32,970,413
            Casualty Series A, Rule 144A,
            7.25%, 07/01/2002 (Note A, p. 8)
  6,217,666 California Maritime Infrastructure                         5,713,289
            Authority, 6.63%, 11/01/2009
  8,685,000 Florida Windstorm Underwriting                             8,224,049
            Secured Notes, Rule 144A,
            7.125%, 02/25/2019 (Note A, p. 8)
  2,575,000 Edinburg, Texas Industrial                                 2,549,482
            Development Corp. Lease Revenue,
            8.18%, 11/01/2028
  6,460,000 Alameda Corridor Transportation                            5,808,121
            Authority, Taxable Senior Lien
            Series C, 6.60%, 10/01/2029
                                                                   -------------
Total Taxable Municipals (Cost $69,427,790)                           67,258,634
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   2.53%
--------------------------------------------------------------------------------
 15,774,187 Felco Funding II Auto Lease-Backed                        15,715,255
            Notes Series 1998-1 Class A2,
            Rule 144A, 5.98%, 09/15/2001
            (Note C, p. 8)
  7,550,000 Health Care Receivables,                                   7,429,555
            Securitization Program Notes
            Series 1998-1A Class A, Rule 144A,
            6.22%, 06/01/2002 (Note C, p. 8)
  3,270,000 The Money Store Auto Trust Series                          3,257,460
            1996-2, 6.435%, 06/20/2003
    118,914 Newcourt Receivables Asset Trust                             118,561
            Series 1996-2, Asset-Backed Notes
            Class A, 6.87%, 06/20/2004
    752,670 Copelco Capital Funding Corp. II,                            753,069
            Class A Lease-Backed Notes
            Series 1996-A, 6.34%, 07/20/2004
    509,307 Copelco Capital Funding Corp. II,                            509,307
            Class B Lease-Backed Notes
            Series 1996-A, 6.59%, 07/20/2004
  5,527,416 Capital Asset Research Funding,                            5,484,158
            Rule 144A, 6.40%, 12/15/2004
            (Note C, p. 8)
    152,645 Newcourt Receivables Asset Trust                             152,122
            Series 1996-3, Asset-Backed Notes
            Class A, 6.24%, 12/20/2004
  7,673,074 Newcourt Receivables Asset Trust                           7,615,871
            Series 1997-1, Asset-Backed Notes
            Class A4, 6.193%, 05/20/2005
  3,136,263 New York City Tax Lien Trust                               3,120,181
            Series 1997-1 Class A, Rule 144A,
            6.46%, 05/25/2005 (Note C, p. 8)
    207,638 New York City Tax Lien Trust                                 206,324
            Series 1997-1 Class B, Rule 144A,
            6.56%, 05/25/2005 (Note C, p. 8)

                             Schedule of Investments--Taxable Bond Portfolios  5

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
  2,342,700 ABFS Equipment Contract Trust                            $ 2,327,859
            Series 1998-A Class A,
            6.10%, 10/15/2005 (Note C, p. 8)
    476,041 Green Tree Financial Corp.                                   470,977
            Series 1996-A Class A2,
            5.70%, 02/15/2018
  9,249,328 Green Tree Recreational Equipment                          9,062,538
            & Consumer Trust Series 1998-A
            Class A1C, 6.18%, 06/15/2019
                                                                   -------------
Total Asset-Backed Securities
(Cost $56,741,285)                                                    56,223,237
                                                                   -------------
--------------------------------------------------------------------------------
HIGH YIELD:                                                                8.44%
--------------------------------------------------------------------------------
  6,415,000 Meditrust Notes,                                           6,342,772
            7.375%, 07/15/2000 (Note A, p. 8)
  7,115,000 Medpartners Inc. Senior                                    6,777,038
            Subordinated Notes,
            6.875%, 09/01/2000 (Note A, p. 8)
  1,625,000 Healthsouth Corp. Senior                                   1,616,875
            Subordinated Notes,
            9.50%, 04/01/2001
  2,315,000 Advanta Corp. Medium-Term Notes,                           2,199,268
            7.28%, 07/30/2001 (Note A, p. 8)
  3,155,000 Fleming Companies Inc. Senior                              3,123,450
            Notes, 10.625%, 12/15/2001,
            Callable 12/15/2000 @101.50
            (Note A, p. 8)
  9,645,000 Omega Healthcare Investors Inc.,                           8,906,187
            6.95%, 06/15/2002 (Note A, p. 8)
    855,000 Adelphia Communications,                                     850,725
            9.25%, 10/01/2002
  6,810,000 Republic of Argentina Series D,                            5,396,925
            Yankee Bond, 0.00%, 10/15/2002
  4,915,000 Interpool Inc.,                                            4,370,535
            6.625%, 03/01/2003 (Note A, p. 8)
  7,215,000 Trinet Corp. Realty Trust,                                 6,517,403
            6.75%, 03/01/2003
  4,305,000 Century Communications Corp.,                              3,164,175
            0.00%, 03/15/2003
  6,390,000 Healthsouth Corp.,                                         5,024,138
            3.25%, 04/01/2003,
            Callable 04/05/2001 @101.30
            (Note A, p. 8)
  2,200,000 US Air Inc.,                                               2,024,000
            9.625%, 09/01/2003
  6,965,000 Veritas DGC Inc. Series C,                                 7,019,146
            9.75%, 10/15/2003,
            Callable 10/15/2000 @104.875
            (Notes A& C, p. 8)
  1,554,856 America West Airlines,                                     1,554,248
            10.50%, 01/02/2004 (Note C, p. 8)
  4,920,000 Kaufman & Broad Home Corp. Senior                          4,624,800
            Notes, 7.75%, 10/15/2004
            (Note A, p. 8)

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
  3,210,000 Tenet Healthcare Corp. Senior                            $ 3,083,254
            Notes, 8.00%, 01/15/2005
            (Note A, p. 8)
  3,330,000 Packaged Ice Inc. Senior Notes                             2,772,225
            Series B, 9.75%, 02/01/2005,
            Callable 02/01/2002 @104.87
  1,635,000 NVR Inc. Senior Notes,                                     1,479,675
            8.00%, 06/01/2005,
            Callable 06/01/2003 @104
  4,780,000 Jones International Networks Ltd.,                         4,827,800
            11.75%, 07/01/2005,
            Callable 07/01/2003 @105.87
            (Note A, p. 8)
  2,385,000 Continental Airlines Inc.,                                 2,179,294
            8.00%, 12/15/2005
  3,725,000 Worldwide Fibre Inc. Senior Notes,                         3,669,125
            12.50%, 12/15/2005,
            Callable 12/15/2003 @106.25
            (Note A, p. 8)
  2,120,000 Allied Waste North America Inc.                            1,749,000
            Series B, 7.625%, 01/01/2006
  3,770,000 Federal-Mogul Co.,                                         3,096,520
            7.375%, 01/15/2006 (Note A, p. 8)
  4,965,000 Chesapeake Energy Corp. Senior                             4,555,388
            Notes, 9.125%, 04/15/2006,
            Callable 04/15/2001 @104.56
            (Note A, p. 8)
  3,700,000 Alestra S.A. Senior Notes, Global                          3,783,250
            Bond, 12.125%, 05/15/2006
            (Note A, p. 8)
  5,040,000 Generac Portable Products Senior                           4,712,400
            Subordinated Notes,
            11.25%, 07/01/2006,
            Callable 07/01/2002 @107.63
            (Note A, p. 8)
    750,000 Consumers Packaging Inc. Senior                              393,750
            Notes, 9.75%, 02/01/2007,
            Callable 02/01/2003 @104.87
  7,230,000 Labranche & Co. Senior                                     7,148,663
            Subordinated Notes, Rule 144A,
            12.00%, 03/01/2007 (Note A, p. 8)
  1,795,000 RCN Corp. Senior Notes,                                    1,153,288
            0.00%, 10/15/2007,
            Callable 10/15/2002 @105.56
  2,880,000 Focal Communications Corp.                                 1,900,800
            Senior Notes Series B,
            0.00%, 02/15/2008,
            Callable 02/15/2003 @106.06
  4,000,000 Covad Communications Group Inc.                            2,260,000
            Senior Notes Series B,
            0.00%, 03/15/2008,
            Callable 03/15/2003 @106.75
  3,150,000 Interface Inc. Senior Notes,                               2,484,260
            7.30%, 04/01/2008 (Note A, p. 8)
  2,840,000 Pool Energy Services Co. Senior                            2,864,955
            Subordinated Notes,
            8.625%, 04/01/2008

6 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
    400,000 Beazer Homes USA Senior Notes,                           $   339,000
            8.875%, 04/01/2008,
            Callable 04/01/2003 @104.44
    847,723 Continental Airlines Inc.,                                   870,125
            11.50%, 04/02/2008
  3,290,000 Grove Holdings LLC Senior Notes,                           1,496,950
            9.25%, 05/01/2008,
            Callable 05/01/2003 @104.63
  2,360,000 P&L Coal Holdings Corp.,                                   2,124,000
            9.625%, 05/15/2008,
            Callable 05/15/2003 @104.81
  5,570,000 RCN Corp. Senior Notes,                                    3,300,225
            0.00%, 07/01/2008,
            Callable 07/01/2003 @105.50
            (Note A, p. 8)
  5,700,000 United Rentals Inc. Senior                                 5,044,500
            Subordinated Notes,
            8.80%, 08/15/2008 (Note A, p. 8)
  5,645,000 Cogentrix Energy Inc. Senior Notes,                        5,694,394
            8.75%, 10/15/2008 (Note A, p. 8)
  6,350,000 Agrilink Foods Inc. Senior                                 6,000,750
            Subordinated Notes,
            11.875%, 11/01/2008,
            Callable 11/01/2003 @105.938
            (Note A, p. 8)
  7,450,000 Level 3 Communications Inc.                                4,116,125
            Senior Notes, 0.00%, 12/01/2008,
            Callable 12/01/2003 @105.25
            (Note A, p. 8)
  6,500,000 Primark Corp. Senior Subordinated                          6,069,375
            Notes, 9.25%, 12/15/2008,
            Callable 12/05/2004 @104.63
            (Note A, p. 8)
  1,265,000 D.R. Horton Inc.,                                          1,059,438
            8.00%, 02/01/2009
  4,475,000 Standard Pacific Corp. Senior                              3,848,500
            Subordinated Notes,
            8.50%, 04/01/2009,
            Callable 04/01/2004 @104.25
            (Note A, p. 8)
  6,510,000 IT Group Inc. Senior Subordinated                          6,208,913
            Notes Series B,
            11.25%, 04/01/2009,
            Callable 04/01/2004 @106.63
            (Note A, p. 8)
  6,605,000 Grove Holdings LLC Senior Notes,                             561,425
            0.00%, 05/01/2009,
            Callable 05/01/2003 @105.81
            (Note A, p. 8)
  1,290,000 K. Hovnanian Enterprises Inc.                              1,102,950
            Senior Notes, 9.125%, 05/01/2009,
            Callable 05/01/2004 @104.56
  3,405,000 Atrium Companies Inc. Senior                               3,226,238
            Subordinated Notes Series B,
            10.50%, 05/01/2009,
            Callable 05/01/2004 @105.25

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
 3,160,000  Allied Waste North America Inc.                   $        2,346,300
            Series B, 10.00%, 08/01/2009,
            Callable 08/01/2004 @105
            (Note A, p. 8)
  3,000,000 Worldwide Fibre Inc. Senior Notes,                         2,842,500
            12.00%, 08/01/2009,
            Callable 08/01/2004 @106
            (Note A, p. 8)
  2,230,000 Charter Communications Holdings                            1,220,925
            LLC Senior Notes, Rule 144A,
            0.00%, 01/15/2010,
            Callable 01/15/2005 @105.87
  4,105,000 Level 3 Communications Inc. Senior                         2,052,500
            Notes, Rule 144A,
            0.00%, 03/15/2010,
            Callable 03/15/2005 @106.44
            (Note A, p. 8)
  2,800,000 Republic of Philippines, Global                            2,565,466
            Bond, 9.875%, 01/15/2019
    820,000 Republic of Turkey Senior                                    871,250
            Unsubordinated Notes, Global Bond,
            11.875%, 01/15/2030
    785,000 Federal Republic of Brazil, Global                           758,703
            Bond, 12.25%, 03/06/2030
                                                                   -------------
Total High Yield (Cost $203,392,198)                                 187,345,884
                                                                   -------------
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS:                                             1.69%
--------------------------------------------------------------------------------
  7,745,000 First Industrial LP,                                       7,625,336
            6.50%, 04/05/2001
 12,865,000 ERP Operating LP,                                         12,589,380
            7.10%, 06/23/2004
 12,735,000 Security Capital Group Inc.,                              11,673,030
            6.95%, 06/15/2005
            (Note B, p. 8)
  6,455,000 EOP Operating LP,                                          5,657,820
            7.25%, 02/15/2018
                                                                   -------------
Total Real Estate Investment Trusts
(Cost $39,663,920)                                                    37,545,566
                                                                   -------------
Total U.S. Dollar Investments
(Cost $2,783,011,600)                                              2,726,493,214
                                                                   -------------
--------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                               5.01%
--------------------------------------------------------------------------------
CANADA GOVERNMENT-CANADIAN DOLLAR
DENOMINATED:                                                               2.21%
--------------------------------------------------------------------------------
C$ 71,165,000
            Canada Government Treasury Bills,                         49,011,282
            Discount rate 5.07%, 04/13/2000
                                                                   -------------
Total Canada Government-Canadian Dollar
Denominated (Cost $48,357,345)                                        49,011,282
                                                                   -------------


                             Schedule of Investments--Taxable Bond Portfolios  7

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
CANADA FINANCE-CANADIAN DOLLAR
DENOMINATED:                                                               0.29%
--------------------------------------------------------------------------------
C$ 9,371,000
            Newcourt Credit Group Inc.,                              $ 6,507,847
            7.90%, 08/15/2000
                                                                   -------------
Total Canada Finance-Canadian Dollar
Denominated (Cost $6,298,287)                                          6,507,847
                                                                   -------------
--------------------------------------------------------------------------------
CANADA INDUSTRIAL-CANADIAN DOLLAR
DENOMINATED:                                                               0.30%
--------------------------------------------------------------------------------
C$ 9,945,000
            Trizec Hahn Corp.,                                         6,579,784
            6.00%, 09/03/2002
                                                                   -------------

Total Canada Industrial-Canadian Dollar
Denominated (Cost $6,410,618)                                          6,579,784
                                                                   -------------
--------------------------------------------------------------------------------
GERMANY GOVERNMENT-EURO DENOMINATED:                                       1.06%
--------------------------------------------------------------------------------
EU 22,875,198
            Deutschland Republic,                                     23,546,954
            6.25%, 01/04/2024
                                                                   -------------
Total Germany Government-Euro Denominated
(Cost $32,402,430)                                                    23,546,954
--------------------------------------------------------------------------------
ITALY FINANCE-ITALIAN LIRA DENOMINATED:                                    0.80%
--------------------------------------------------------------------------------
IL 36,345,000,000
            SCCR Ltd., Floating Rate Note,                            17,901,878
            3.50%, 05/15/2000 (Note C, below)
                                                                   -------------
Total Italy Finance-Italian Lira Denominated
(Cost $20,745,221)                                                    17,901,878
                                                                   -------------
--------------------------------------------------------------------------------
MEXICO GOVERNMENT-DEUTSCHEMARK
DENOMINATED:                                                               0.16%
--------------------------------------------------------------------------------
DM 9,250,000
            United Mexican States,                                     3,549,130
            5.01%, 12/31/2019 (Note C, below)
DM 5,443,000
            United Mexican States, Rights,                                     0
            Expiration 06/30/2003
                                                                   -------------
Total Mexico Government-Deutschemark
Denominated (Cost $3,578,576)                                          3,549,130
                                                                   -------------
--------------------------------------------------------------------------------
UNITED KINGDOM FINANCE-BRITISH POUND
DENOMINATED:                                                               0.19%
--------------------------------------------------------------------------------
BP 2,625,000
            General Motors Acceptance Corp.,                           4,166,726
            Floating Rate Note,
            6.343%, 09/25/2002 (Note C, below)
                                                                   -------------
Total United Kingdom Finance-British Pound
Denominated (Cost $4,411,939)                                          4,166,726
                                                                   -------------
Total Non-U.S. Dollar Investments
(Cost $122,204,416)                                                  111,263,601
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,905,216,016)             127.81%       $2,837,756,815
(Note F, below)
Cash and Other Assets, Less Liabilities             (27.81)        (617,547,115)
                                               -------------       -------------
Net Assets (Equivalent to $12.51
per share based on 177,464,381
shares of capital stock outstanding)               100.00%        $2,220,209,700
                                               =============       =============

--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                      Contract      Unrealized
Quantity  Description                                  Amount      Depreciation
--------------------------------------------------------------------------------
633       U.S. 30 Year Treasury                   $59,521,781      $ (2,314,407)
          Bond June 2000
                                                                   -------------
Total Short Futures Contract                                       $ (2,314,407)
                                                                   -------------
--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for when-issued securities
(B) Represents entire or partial position segregated as collateral for futures transactions
(C)   Fair-valued security
(D) Represents entire or partial position pledged as collateral for futures transactions
(E)   When-issued security
(F) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

8 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein Short Duration Plus Portfolio
                             March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value*
--------------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                                 108.28%
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   29.67%
--------------------------------------------------------------------------------
Commercial Paper: 11.10%
  5,000,000 Associates First Capital Corp.,                    $       4,998,264
            Discount rate 6.25%, 04/03/2000
 25,000,000 UBS Finance Delaware Inc.,                                24,991,278
            Discount rate 6.28%, 04/03/2000
 25,000,000 Prudential Funding Corp.,                                 24,991,250
            Discount rate 6.30%, 04/03/2000
                                                                   -------------
Total Commercial Paper (Cost $54,980,792)                             54,980,792
                                                                   -------------
U.S. Government Agencies: 13.84%
 28,310,000 Federal Home Loan Mortgage Corp.                          26,883,997
            Discount Notes, Discount rate
            6.05%, 01/16/2001 (Note A, p. 14)
 28,285,000 Federal Farm Credit Bank                                  26,859,436
            Consolidated Discount Notes,
            Discount rate 5.94%, 01/19/2001
            (Notes A & B, p. 14)
 15,675,000 Federal Farm Credit Bank                                  14,786,227
            Consolidated Discount Notes,
            Discount rate 6.03%, 02/23/2001
                                                                   -------------
Total U.S. Government Agencies
(Cost $68,661,884)                                                    68,529,660
                                                                   -------------
Repurchase Agreement: 4.73%
 23,403,000 State Street Bank & Trust Co.,                            23,403,000
            Repurchase Agreement, Dated
            03/31/2000, 6.25%, maturing
            04/03/2000 for $23,415,189,
            collateral 22,255,000 principal
            amount U.S. Treasury Bond,
            6.625%, 02/15/2027,
            value $23,873,406
                                                                   -------------
Total Repurchase Agreement (Cost $23,403,000)                         23,403,000
                                                                   -------------
Total Short-Term Investments
(Cost $147,045,676)                                                  146,913,452
                                                                   -------------
--------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                      10.00%
--------------------------------------------------------------------------------
 27,000,000 6.625%, 03/31/2002 (Note A, p. 14)                        27,050,625
 17,890,000 6.50%, 05/31/2002 (Note A, p. 14)                         17,878,819
  4,590,000 6.25%, 08/31/2002 (Note A, p. 14)                          4,564,181
                                                                   -------------
Total U.S. Treasury Notes (Cost $50,089,217)                          49,493,625
                                                                   -------------

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               0.88%
  4,371,271 3.875%, 04/15/2029                                       $ 4,337,298
                                                                   -------------
Total U.S. Treasury Inflation Protection Security
(Cost $4,170,304)                                                      4,337,298
                                                                   -------------
--------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                      0.25%
--------------------------------------------------------------------------------
    186,417 G.E. Capital Mortgage Services,                              185,586
            Inc. Series 1994-5 Class A4,
            6.50%, 02/25/2024
    129,070 G.E. Capital Mortgage Services,                              128,363
            Inc. Series 1994-11-CA Class A1,
            6.50%, 03/25/2024
    220,439 Prudential Home Mortgage                                     220,224
            Securities Series 1994-15 Class A1,
            8.00%, 05/25/2024
    750,000 Federal Home Loan Mortgage Corp.                             717,888
            Series 2178 PB, 7.00%, 08/15/2029
                                                                   -------------
Total Mortgage Derivatives (Cost $1,269,469)                           1,252,061
                                                                   -------------
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     8.58%
--------------------------------------------------------------------------------
  2,183,063 Prudential Securities Secured                              2,154,349
            Financing Corp. Series 1998-C1
            Class A-1A, 6.105%, 11/15/2002
  2,457,406 Morgan Stanley Capital Inc. Series                         2,421,540
            1997-ALIC Class A1B,
            6.44%, 11/15/2002
  2,104,336 DLJ Mortgage Acceptance Corp.                              2,104,990
            Series 1993-MF12 Class A1,
            7.35%, 09/18/2003
  2,200,764 DLJ Mortgage Acceptance Corp.                              2,217,749
            Series 1994-MF11 Class A1,
            8.10%, 06/18/2004 (Note C, p. 14)
  2,495,000 Morgan Stanley Capital I Series                            2,445,252
            1997-LB1 Class A2, Rule 144A,
            6.86%, 07/15/2005 (Note C, p. 14)
  3,569,763 Chase Commercial Mortgage                                  3,591,123
            Securities Corp. Series 1996-1
            Class A1, 7.60%, 12/18/2005
  4,215,000 Morgan Stanley Capital I Series                            4,200,344
            1996-WFI Class A2, Rule 144A,
            7.22%, 01/16/2006 (Note C, p. 14)
  2,194,693 FMAC Loan Receivables Trust Series                         2,129,278
            1998-A Class A1,
            6.20%, 09/15/2020 (Note C, p. 14)
  1,302,244 FDIC Remic Trust Commercial                                1,276,870
            Mortgage Class 1996-C1,
            6.75%, 05/25/2026
  2,476,369 Goldman Sachs Mortgage Securities                          2,437,701
            Corp. II Series 1996-PL Class A1,
            7.02%, 02/15/2027
    992,072 RMF Commercial Series 1995-1                                 965,241
            Class A2, 7.10%, 11/28/2027
            (Note C, p. 14)


*See Note 1, page 26 in Notes to Financial Statements

                             Schedule of Investments--Taxable Bond Portfolios  9

--------------------------------------------------------------------------------
Principal Amount                    Description                     Market Value
--------------------------------------------------------------------------------
    329,574 Allied Capital Commercial Mortgage                   $       323,939
            Trust Series 1998-1 Class A,
            Rule 144A, 6.31%, 01/25/2028
            (Note C, p. 14)
  2,347,679 First Union Lehman Brothers                                2,335,433
            Commericial Mortgage Series
            1997-C1 Class A1, 7.15%, 04/18/2029
  3,290,642 J.P. Morgan Commercial Mortgage                            3,211,019
            Finance Corp. Series 1998-C6
            Class A1, 6.373%, 01/15/2030
  2,589,818 LB Commercial Conduit Mortgage                             2,516,770
            Trust Series 1998-C1 Class A1,
            6.33%, 02/18/2030
  2,000,000 Salomon Brothers Mortgage                                  1,894,978
            Securities VII Inc. Series 2000-NL1
            Class A2, 6.905%, 10/15/2030
            (Note C, p. 14)
  3,993,704 Credit Suisse First Boston                                 3,779,781
            Mortgage Securities Corp. Series
            1998-C2 Class A1,
            5.96%, 11/17/2030
  2,543,214 Credit Suisse First Boston                                 2,491,841
            Mortgage Securities Corp. Series
            1997-C2 Class A1,
            6.40%, 01/17/2035
                                                                   -------------


Total Commercial Mortgage-Backed Securities
(Cost $43,803,598)                                                    42,498,198
                                                                   -------------
--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                   12.86%
--------------------------------------------------------------------------------
 1,045,000  Federal National Mortgage                                    982,950
            Association Pool TBA,
            6.00%, 04/18/2015 (Note D, p. 14)
  5,775,898 Government National Mortgage                               5,880,769
            Association Pool #780772,
            8.00%, 12/15/2017
 11,990,000 Federal Home Loan Mortgage Corp.                          11,791,386
            Gold Pool TBA,
            7.50%, 04/13/2030 (Note D, p. 14)
  2,580,000 Federal National Mortgage                                  2,535,650
            Association Pool TBA,
            7.50%, 04/13/2030 (Note D, p. 14)
 11,000,000 Government National Mortgage                              10,900,285
            Association Pool TBA,
            7.50%, 04/19/2030 (Note D, p. 14)
  5,020,000 Federal National Mortgage                                  4,562,578
            Association Pool TBA,
            6.00%, 05/15/2030 (Note D, p. 14)
  2,485,000 Federal Home Loan Mortgage Corp.                           2,328,134
            Gold Pool TBA,
            6.50%, 05/15/2030 (Note D, p. 14)
 15,555,000 Federal National Mortgage                                 14,561,807
            Association Pool TBA,
            6.50%, 05/15/2030 (Note D, p. 14)

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
 10,040,000 Government National Mortgage                             $10,127,820
            Association Pool TBA,
            8.00%, 05/15/2030 (Note D, p. 14)
                                                                   -------------
Total Mortgage Pass-Throughs
(Cost $63,643,901)                                                    63,671,379
                                                                   -------------
--------------------------------------------------------------------------------
FINANCE:                                                                  14.82%
--------------------------------------------------------------------------------
  4,500,000 Key Bank North America,                                    4,497,233
            5.75%, 04/25/2000
  1,500,000 Paine Webber Group, Inc.                                   1,497,478
            Subordinated Medium-Term Notes,
            5.963%, 07/20/2000
  6,815,000 Case Credit Corp. Medium-Term                              6,793,226
            Notes, 5.95%, 08/01/2000
  2,895,000 Lehman Brothers Holdings, Inc.                             2,885,889
            Senior Subordinated Notes,
            6.625%, 11/15/2000
  2,775,000 Salomon Inc. Medium-Term Notes,                            2,771,955
            6.625%, 11/30/2000
  3,320,000 Heller Financial Inc. Medium-Term                          3,271,282
            Notes, 5.48%, 02/05/2001
  3,000,000 Boeing Capital Corp. Medium-Term                           2,977,218
            Notes, 5.56%, 02/05/2001
            (Note C, p. 14)
  2,470,000 Heller Financial Inc. Medium-Term                          2,445,070
            Notes, 5.746%, 02/26/2001
            (Note C, p. 14)
  5,500,000 First USA North America Bank Notes,                        5,433,766
            6.125%, 06/25/2001
  2,860,000 Boeing Capital Corp. Medium-Term                           2,826,741
            Notes, 6.35%, 07/26/2001
            (Note C, p. 14)
  4,150,000 Finovia Capital Corp. Medium-Term                          4,033,300
            Notes, 5.73%, 09/24/2001
  6,350,000 Transamerica Finance Corp.                                 6,294,458
            Medium-Term Notes Series F,
            6.80%, 12/14/2001
  5,800,000 Merrill Lynch & Co., Inc.                                  5,653,985
            Medium-Term Notes,
            5.73%, 02/26/2002 (Note C, p. 14)
  5,360,000 Household Finance Corp. Senior                             5,218,391
            Medium-Term Notes,
            6.125%, 07/15/2002
  4,180,000 Capital One Bank Notes,                                    4,105,675
            6.76%, 07/23/2002
  2,935,000 Textron Financial Corp.                                    2,929,566
            Medium-Term Notes, Rule 144A,
            7.18%, 10/15/2002
  2,060,000 Bombardier Capital Inc. Medium-Term                        2,045,338
            Notes, Yankee Bond, Rule 144A,
            7.30%, 12/15/2002
  5,000,000 Morgan Stanley Group Inc.,                                 4,973,865
            7.125%, 01/15/2003

10  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
  2,725,000 Bear Stearns Co., Inc. Senior Notes,               $       2,718,606
            7.625%, 02/01/2005
                                                                   -------------
Total Finance (Cost $74,112,649)                                      73,373,042
                                                                   -------------
--------------------------------------------------------------------------------
INDUSTRIAL:                                                               11.06%
--------------------------------------------------------------------------------
  3,100,000 Norfolk Southern Corp.,                                    3,099,870
            6.70%, 05/01/2000
  1,500,000 Owens Corning Medium-Term Notes,                           1,499,872
            7.00%, 05/15/2000
  4,820,000 Whirlpool Corp.,                                           4,841,141
            9.50%, 06/15/2000
  5,540,000 Ingersoll Rand Co. Senior Notes,                           5,494,609
            6.255%, 02/15/2001
  5,500,000 Tyco International Group S.A.,                             5,407,028
            6.125%, 06/15/2001
  2,785,000 Philip Morris Inc.,                                        2,746,856
            7.25%, 09/15/2001
  3,730,000 Burlington North Sante Fe Pacific,                         3,782,705
            8.375%, 11/01/2001
  2,620,000 K.N. Energy Inc. Senior Notes,                             2,577,642
            6.45%, 11/30/2001
  2,795,000 Union Oil Co. of California,                               2,798,476
            7.64%, 04/22/2002
  4,200,000 TTX Co., 6.29%, 05/15/2002                                 4,084,290
            (Note E, p. 14)
  4,950,000 Apache Corp.,                                              5,085,044
            9.25%, 06/01/2002
  1,665,000 Cinergy Corp. Debentures,                                  1,582,747
            6.125%, 04/15/2004
  1,300,000 Republic of Korea, Global Bond,                            1,353,908
            U.S. Dollar Denominated,
            8.875%, 04/15/2008
  1,895,000 Champion International Corp.,                              1,798,221
            6.40%, 02/15/2026,
            Putable 02/15/2006 @100
  5,530,000 Lilly Del Mar Inc., Floating Rate                          5,588,563
            Note, Rule 144A,
            6.57%, 08/05/2029,
            Callable 08/05/2004 @100
  3,000,000 Merck & Co. Medium-Term Notes                              2,997,748
            Series B, 5.76%, 05/03/2037,
            Putable Annually
            05/03/2000-05/03/2036 @100
                                                                   -------------
Total Industrial (Cost $55,693,551)                                   54,738,720
--------------------------------------------------------------------------------
UTILITIES:                                                                 1.57%
--------------------------------------------------------------------------------
  4,590,000 Telecom de Puerto Rico Senior                              4,455,903
            Notes, 6.15%, 05/15/2002
  3,430,000 Hyder plc, Yankee Bond, Rule 144A,                         3,300,514
            6.75%, 12/15/2004 (Note C, p. 14)
                                                                   -------------
Total Utilities (Cost $7,964,368)                                      7,756,417
                                                                   -------------

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                        0.97%
--------------------------------------------------------------------------------
  1,450,000 Oklahoma Development Finance                             $ 1,444,374
            Authority Revenue, Taxable
            Refunding Hillcrest Series B,
            6.30%, 08/15/2000
  1,690,000 Virgin Islands Public Finance                             1,663,619
            Authority Revenue, Taxable
            Refunding Senior Lien Loan Notes
            Series B, 6.99%, 10/01/2001
  1,865,300 California Maritime Infrastructure                         1,713,987
            Authority, 6.63%, 11/01/2009
                                                                   -------------
Total Taxable Municipals (Cost $4,979,982)                             4,821,980
                                                                   -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   7.08%
--------------------------------------------------------------------------------
  4,185,000 Honda Auto Lease Trust Series                              4,148,021
            1999-A Class A4,
            6.45%, 09/16/2002 (Note C, p. 14)
  5,450,000 John Deere Owner Trust,                                    5,371,874
            Asset-Backed Notes Series 1999-A
            Class A3, 5.94%, 10/15/2002
  7,395,000 Case Equipment Loan Trust Series                           7,373,739
            1998-B Class A3,
            5.81%, 05/15/2003
  1,380,000 The Money Store Auto Trust Series                          1,374,708
            1996-2, 6.435%, 06/20/2003
  2,900,000 Pemex Finance Ltd.,                                        2,907,485
            6.125%, 11/15/2003 (Note C, p. 14)
    120,633 Newcourt Receivables Asset Trust                             120,276
            Series 1996-2, Asset-Backed Notes
            Class A, 6.87%, 06/20/2004
     60,320 Copelco Capital Funding Corp. II,                             60,352
            Class A Lease-Backed Notes Series
            1996-A, 6.34%, 07/20/2004
    191,738 Copelco Capital Funding Corp. II,                            191,738
            Class B Lease-Backed Notes Series
            1996-A, 6.59%, 07/20/2004
  1,569,786 Capital Asset Research Funding,                            1,557,501
            Rule 144A, 6.40%, 12/15/2004
            (Note C, p. 14)
    114,851 Newcourt Receivables Asset Trust                             114,458
            Series 1996-3, Asset-Backed Notes
            Class A, 6.24%, 12/20/2004
  4,234,588 Newcourt Receivables Asset Trust                           4,203,019
            Series 1997-1, Asset-Backed Notes
            Class A4, 6.193%, 05/20/2005
  1,058,131 New York City Tax Lien Trust                               1,052,705
            Series 1997-1 Class A, Rule 144A,
            6.46%, 05/25/2005 (Note C, p. 14)
     64,351 New York City Tax Lien Trust                                  63,944
            Series 1997-1 Class B, Rule 144A,
            6.56%, 05/25/2005 (Note C, p. 14)
  1,826,783 Green Tree Financial Corp. Series                          1,824,746
            1997-1 Class A3,
            6.17%, 09/20/2005



                            Schedule of Investments--Taxable Bond Portfolios  11

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
    595,408 ABFS Equipment Contract Trust                        $       591,636
            Series 1998-A Class A,
            6.10%, 10/15/2005 (Note C, p. 14)
  1,059,845 Capital Asset Research Funding                             1,049,811
            1998-A Tax Lien,
            5.905%, 12/15/2005 (Note C, p. 14)
    634,772 New York City Tax Lien Trust                                 622,046
            Series 1998-1 Class A, Rule 144A,
            5.93%, 07/25/2006 (Note C, p. 14)
    808,627 Green Tree Financial Corp. Series                            799,556
            1996-A Class A1,
            5.55%, 02/15/2018
  1,656,665 Green Tree Recreational Equipment                          1,623,208
            & Consumer Trust Series 1998-A
            Class A1C, 6.18%, 06/15/2019
                                                                   -------------
Total Asset-Backed Securities (Cost $35,239,809)                      35,050,823
                                                                   -------------
--------------------------------------------------------------------------------
HIGH YIELD:                                                                6.57%
--------------------------------------------------------------------------------
    839,000 Fleming Companies Inc. Senior                                830,610
            Notes, 10.625%, 12/15/2001,
            Callable 12/15/2000 @101.50
  1,515,000 Adelphia Communications,                                   1,507,425
            9.25%, 10/01/2002
    855,000 Republic of Argentina Series D,                              677,588
            Global Bond, 0.00%, 10/15/2002
    445,000 Tenet Healthcare Corp. Senior                                433,472
            Notes, 7.875%, 01/15/2003
  1,495,000 Interpool Inc., 6.625%, 03/01/2003                         1,329,390
    790,000 Century Communications Corp.,                                580,650
            0.00%, 03/15/2003
  1,525,000 Healthsouth Corp.,                                         1,199,031
            3.25%, 04/01/2003,
            Callable 04/05/2001 @101.30
    820,000 US Air Inc.,                                                 754,400
            9.625%, 09/01/2003
  1,620,000 Veritas DGC Inc. Series C,                                 1,632,594
            9.75%, 10/15/2003,
            Callable 10/15/2000 @104.875
            (Note C, p. 14)
    368,255 America West Airlines,                                       368,111
            10.50%, 01/02/2004 (Note C, p. 14)
  1,065,000 Americredit Corp.,                                         1,033,050
            9.25%, 02/01/2004,
            Callable 02/01/2001 @104.63
    750,000 Kaufman & Broad Home Corp. Senior                            705,000
            Notes, 7.75%, 10/15/2004
    565,000 Tenet Healthcare Corp. Senior                                542,691
            Notes, 8.00%, 01/15/2005
    550,000 Packaged Ice Inc. Senior Notes                               457,875
            Series B, 9.75%, 02/01/2005,
            Callable 02/01/2002 @104.87
    345,000 NVR Inc. Senior Notes,                                       312,225
            8.00%, 06/01/2005,
            Callable 06/01/2003 @104

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
    580,000 Jones International Networks Ltd.,                   $       585,800
            11.75%, 07/01/2005,
            Callable 07/01/2003 @105.87
    715,000 Continental Airlines Inc.,                                   653,331
            8.00%, 12/15/2005
    615,000 Worldwide Fibre Inc. Senior Notes,                           605,775
            12.50%, 12/15/2005,
            Callable 12/15/2003 @106.25
    480,000 Allied Waste North America Inc.                              396,000
            Series B, 7.625%, 01/01/2006
    515,000 Federal-Mogul Co.,                                           422,999
            7.375%, 01/15/2006
  2,170,000 Agco Corp. Senior Subordinated                             2,009,963
            Notes, 8.50%, 03/15/2006
    460,000 Alestra S.A. Senior Notes,                                   470,350
            Global Bond, 12.125%, 05/15/2006
    830,000 Generac Portable Products Senior                             776,050
            Subordinated Notes,
            11.25%, 07/01/2006,
            Callable 07/01/2002 @107.63
    170,000 Consumers Packaging Inc. Senior                               89,250
            Notes, 9.75%, 02/01/2007,
            Callable 02/01/2003 @104.87
  1,595,000 Labranche & Co. Senior                                     1,577,056
            Subordinated Notes, Rule 144A,
            12.00%, 03/01/2007
  1,100,000 MDC Holdings Inc. Senior Notes,                              924,000
            8.375%, 02/01/2008,
            Callable 02/01/2003 @104.19
    535,000 Covad Communications Group Inc.                              302,275
            Senior Notes Series B,
            0.00%, 03/15/2008,
            Callable 03/15/2003 @106.75
    595,000 Interface Inc. Senior Notes,                                 469,249
            7.30%, 04/01/2008
    575,000 Pool Energy Services Co.                                     580,053
            Senior Subordinated Notes,
            8.625%, 04/01/2008
    605,000 Beazer Homes USA Senior Notes,                               512,737
            8.875%, 04/01/2008,
            Callable 04/01/2003 @104.44
    499,853 Continental Airlines Inc.,                                   513,061
            11.50%, 04/02/2008
    345,000 P&L Coal Holdings Corp.,                                     310,500
            9.625%, 05/15/2008,
            Callable 05/15/2003 @104.81
  1,400,000 RCN Corp. Senior Notes,                                      829,500
            0.00%, 07/01/2008,
            Callable 07/01/2003 @105.50
  1,085,000 United Rentals Inc. Senior                                   960,225
            Subordinated Notes,
            8.80%, 08/15/2008
    800,000 Cogentrix Energy Inc. Senior Notes,                          807,000
            8.75%, 10/15/2008

12  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
  1,500,000 Agrilink Foods Inc. Senior                           $     1,417,500
            Subordinated Notes,
            11.875%, 11/01/2008
            Callable 11/01/2003 @105.938
    850,000 ICN Pharmaceutical Inc.                                      792,625
            Senior Notes,
            8.75%, 11/15/2008
  1,135,000 Level 3 Communications Inc.                                  627,088
            Senior Notes, 0.00%, 12/01/2008,
            Callable 12/01/2003 @105.25
    875,000 Primark Corp. Senior Subordinated                            817,031
            Notes, 9.25%, 12/15/2008,
            Callable 12/15/2003 @104.63
  1,030,000 IT Group Inc. Senior Subordinated                            982,363
            Notes Series B, 11.25%, 04/01/2009,
            Callable 04/01/2004 @106.63
    650,000 K. Hovnanian Enterprises Inc.                                555,750
            Senior Notes, 9.125%, 05/01/2009,
            Callable 05/01/2004 @104.56
    650,000 Allied Waste North America Inc.                              482,625
            Series B, 10.00%, 08/01/2009,
            Callable 08/01/2004 @105
    715,000 Worldwide Fibre Inc. Senior Notes,                           677,463
            12.00%, 08/01/2009,
            Callable 08/01/2004 @106
                                                                   -------------

Total High Yield (Cost $34,542,447)                                   32,511,731
                                                                   -------------
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS:                                             3.97%
--------------------------------------------------------------------------------
  2,860,000 Archstone Communities Trust                                2,847,227
            Medium-Term Notes,
            6.17%, 10/13/2000 (Note C, p. 14)
  2,930,000 First Industrial LP,                                       2,884,730
            6.50%, 04/05/2001
  3,145,000 Archstone Communities Trust                                3,073,124
            Medium-Term Notes,
            6.37%, 10/15/2001
  3,555,000 Spieker Properties LP,                                     3,551,052
            7.58%, 12/17/2001
  3,600,000 HRPT Properties Trust                                      3,454,223
            Senior Notes,
            6.75%, 12/18/2002
  2,300,000 ERP Operating LP,                                          2,250,725
            7.10%, 06/23/2004
  1,725,000 Security Capital Group Inc.,                               1,581,153
            6.95%, 06/15/2005
                                                                   -------------


Total Real Estate Investment Trusts
(Cost $19,988,165)                                                    19,642,234
                                                                   -------------
Total U.S. Dollar Investments
(Cost $542,543,136)                                                  536,060,960
                                                                   -------------
--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                               2.94%
--------------------------------------------------------------------------------
CANADA GOVERNMENT-CANADIAN DOLLAR
DENOMINATED                                                                1.22%
--------------------------------------------------------------------------------
C$ 8,745,000
            Canada Government Treasury Bills,                  $       6,022,675
            Discount rate 5.07%, 04/13/2000
                                                                   -------------
Total Canada Government-Canadian Dollar
Denominated (Cost $5,942,024)                                         6,022,675
                                                                   -------------
--------------------------------------------------------------------------------
CANADA FINANCE-CANADIAN DOLLAR
DENOMINATED:                                                               0.16%
--------------------------------------------------------------------------------
C$ 1,160,000
            Newcourt Credit Group Inc.,                                  805,581
            7.90%, 08/15/2000
                                                                   -------------
Total Canada Finance-Canadian Dollar
Denominated (Cost $789,642)                                              805,581
                                                                   -------------
--------------------------------------------------------------------------------
CANADA INDUSTRIAL-CANADIAN DOLLAR
DENOMINATED:                                                              0.17%
--------------------------------------------------------------------------------
C$ 1,300,000
            Trizec Hahn Corp.,                                           860,103
            6.00%, 09/03/2002
                                                                   -------------
Total Canada Industrial-Canadian Dollar
Denominated (Cost $837,989)                                             860,103
                                                                   -------------
--------------------------------------------------------------------------------
GERMANY GOVERNMENT-EURO DENOMINATED:                                       0.68%
--------------------------------------------------------------------------------
EU 3,279,937
            Deutschland Republic,                                      3,376,256
            6.25%, 01/04/2024
                                                                   -------------
Total Germany Government-Euro Denominated
(Cost $4,584,974)                                                      3,376,256
                                                                   -------------
--------------------------------------------------------------------------------
ITALY FINANCE-ITALIAN LIRA DENOMINATED:                                    0.49%
--------------------------------------------------------------------------------
IL 4,935,000,000
            SCCR Ltd., Floating Rate Note,                             2,430,754
            3.50%, 05/15/2000 (Note C, p. 14)
                                                                   -------------
Total Italy Finance-Italian Lira Denominated
(Cost $2,816,562)                                                      2,430,754
                                                                   -------------
--------------------------------------------------------------------------------
MEXICO GOVERNMENT-DEUTSCHEMARK
DENOMINATED:                                                               0.10%
--------------------------------------------------------------------------------
DM 1,275,000
            United Mexican States,                                       489,204
            5.01%, 12/31/2019 (Note C, p. 14)
DM 750,000
            United Mexican States, Rights,                                     0
            Expiration 06/30/2003
                                                                   -------------
Total Mexico Government-Deutschemark
Denominated (Cost $494,134)                                              489,204
                                                                   -------------


                            Schedule of Investments--Taxable Bond Portfolios  13

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
UNITED KINGDOM FINANCE-BRITISH POUND
DENOMINATED:                                                               0.12%
--------------------------------------------------------------------------------
BP 375,000
            General Motors Acceptance Corp.,                     $       595,247
            Floating Rate Note,
            6.343%, 09/25/2002 (Note C, below)
                                                                   -------------
Total United Kingdom Finance-British Pound
Denominated (Cost $630,316)                                              595,247
                                                                   -------------

Total Non-U.S. Dollar Investments
(Cost $16,095,641)                                                    14,579,820
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $558,638,777)                 111.22%    $   550,640,780
(Note F, below)
Cash and Other Assets, Less Liabilities               (11.22)       (55,563,410)
                                                    -------------  -------------
Net Assets (Equivalent to $12.22
per share based on 40,529,172
shares of capital stock outstanding)                  100.00%    $   495,077,370
                                                    -------------  -------------
--------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                      Contract      Unrealized
Quantity                Description                   Amount       Depreciation
--------------------------------------------------------------------------------
166                     U.S. 30 Year Treasury        $15,609,188 $     (606,937)
                        Bond June 2000
                                                                   -------------

Total Short Futures Contract                                     $     (606,937)
                                                                   -------------
--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for when-issued securities
(B) Represents entire or partial position segregated as collateral for futures transactions
(C)   Fair-valued security
(D)   When-issued security
(E) Represents entire or partial position pledged as collateral for futures transactions
(F) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


14 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                 Bernstein Government Short Duration Portfolio
                           March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   15.22%
--------------------------------------------------------------------------------
U.S. Government Agencies: 14.65%
  5,880,000 Federal Home Loan Mortgage Corp.                   $       5,583,819
            Discount Notes, Discount rate
            6.05%, 01/16/2001
  5,895,000 Federal Farm Credit Bank                                   5,597,892
            Consolidated Discount Notes,
            Discount rate 5.94%, 01/19/2001
  5,470,000 Federal Farm Credit Bank                                   5,390,072
            Short-Term Notes, Discount rate
            4.875%, 02/02/2001
                                                                   -------------
Total U.S. Government Agencies
(Cost $16,669,625)                                                    16,571,783
                                                                   -------------
Repurchase Agreement: 0.57%
    645,000 State Street Bank & Trust Co.,                               645,000
            Repurchase Agreement, Dated
            03/31/2000, 6.25%, maturing
            04/03/2000 for $645,336,
            collateral 615,000 principal
            amount U.S. Treasury Bond,
            6.625%, 02/15/2027,
            value $659,723
                                                                   -------------
Total Repurchase Agreement
(Cost $645,000)                                                          645,000
                                                                   -------------
Total Short-Term Investments (Cost $17,314,625)                       17,216,783
                                                                   -------------
--------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                      56.34%
--------------------------------------------------------------------------------
  1,515,000 4.00%, 10/31/2000                                          1,495,590
  1,340,000 5.75%, 11/15/2000                                          1,335,813
 25,450,000 6.625%, 06/30/2001 (Note A, below)                        25,465,906
  5,420,000 6.625%, 03/31/2002                                         5,430,163
 11,630,000 6.50%, 05/31/2002                                         11,622,731
  1,075,000 6.25%, 08/31/2002                                          1,068,953
 17,560,000 5.875%, 09/30/2002                                        17,324,046
                                                                   -------------
Total U.S. Treasury Notes (Cost $64,212,918)                          63,743,202
                                                                   -------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                               0.81%
--------------------------------------------------------------------------------
 928,639  3.875%, 04/15/2029                                             921,093
                                                                   -------------
Total U.S. Treasury Inflation Protection Security
(Cost $885,931)                                                          921,093
                                                                   -------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES:                                                 26.35%
--------------------------------------------------------------------------------
  7,000,000 Federal Home Loan Mortgage Corp.,                          6,906,158
            5.00%, 02/15/2001

--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value
--------------------------------------------------------------------------------
  6,940,000 Federal Home Loan Bank,                                  $ 6,877,540
            5.625%, 03/19/2001
 13,670,000 Federal Home Loan Bank,                                   13,433,195
            5.50%, 08/13/2001
  2,685,000 Federal National Mortgage                                  2,598,669
            Association,
            4.625%, 10/15/2001
                                                                   -------------
Total U.S. Government Agencies
(Cost $30,401,018)                                                    29,815,562
                                                                   -------------
--------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                    7.37%
--------------------------------------------------------------------------------
    200,000 Federal National Mortgage                                    188,124
            Association Pool TBA,
            6.00%, 04/18/2015 (Note B, below)
    165,000 Federal National Mortgage                                    161,751
            Association Pool TBA,
            7.00%, 05/18/2015 (Note B, below)
    550,000 Federal National Mortgage                                    540,546
            Association Pool TBA,
            7.50%, 04/13/2030 (Note B, below)
  2,000,000 Government National Mortgage                               1,981,870
            Association Pool TBA,
            7.50%, 04/19/2030 (Note B, below)
    940,000 Federal National Mortgage                                    854,350
            Association Pool TBA,
            6.00%, 05/15/2030 (Note B, below)
  3,355,000 Federal National Mortgage                                  3,140,826
            Association Pool TBA,
            6.50%, 05/15/2030 (Note B, below)
  1,460,000 Government National Mortgage                               1,472,771
            Association Pool TBA,
            8.00%, 05/15/2030 (Note B, below)
                                                                   -------------
Total Mortgage Pass-Throughs (Cost $8,309,642)                         8,340,238
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $121,124,134)                 106.09%       $120,036,878
(Note C, below)
Cash and Other Assets, Less Liabilities                 (6.09)       (6,893,644)
                                                     ------------- -------------
Net Assets (Equivalent to $12.37
per share based on 9,143,466
shares of capital stock outstanding)                    100.00%     $113,143,234
                                                     ------------- -------------
                                                     ------------- -------------
--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for when-issued securities
(B)   When-issued security
(C) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.


*See Note 1, page 26 in the Notes to Financial Statements.


                           Schedule of Investments--Taxable Bond Portfolios   15

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


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


                         Sanford C. Bernstein Fund, Inc.
                               SEMIANNUAL REPORT
                                 MARCH 31, 2000




                             Schedule of Investments
                                Stock Portfolios
                        -------------------------------
                        -------------------------------
                        -------------------------------
                        -------------------------------
                        -------------------------------


                        Tax-Managed International Value
                        -------------------------------
                        International Value II
                        -------------------------------
                        Emerging Markets Value

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                              Bernstein Tax-Managed
                          International Value Portfolio
                           March 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
Shares       Description                                           Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 96.99%
--------------------------------------------------------------------------------
AUSTRALIA:                                                                 1.52%
--------------------------------------------------------------------------------
Broadcasting & Publishing
          1 PMP Communications Ltd.                                 $          1
Paper & Forest Products
  2,652,993 Amcor Ltd.                                                 9,185,157
Real Estate
  2,550,700 Amp Diversified Property Trust                             3,511,978
  6,785,319 Westfield Trust                                           12,717,311
    513,068 Westfield Trust RFD (08/31/2000)                             933,604
            (Note A, p. 5)
Telecommunications
  6,500,000 Cable & Wireless Optus Ltd.                               26,020,990
            (Note A, p. 5)
                                                                    ------------
Total Australian Stocks
(Cost $48,364,813)                                                    52,369,041
                                                                    ------------
--------------------------------------------------------------------------------
AUSTRIA:                                                                   0.22%
--------------------------------------------------------------------------------
Energy Sources
     63,000 OMV AG                                                     4,821,225
Metal-Steel
     93,867 Voest-Alpine Stahl AG                                      2,921,176
                                                                    ------------
Total Austrian Stocks
(Cost $9,184,847)                                                      7,742,401
                                                                    ------------
--------------------------------------------------------------------------------
CANADA:                                                                    4.91%
--------------------------------------------------------------------------------
Banking
    465,000 Bank of Nova Scotia                                        9,296,799
  1,200,000 National Bank of Canada                                   17,549,897
Broadcasting & Publishing
    757,400 Quebecor Printing Inc.                                    13,865,685
Electrical & Electronics
    314,200 C-MAC Industries Inc. (Note A, p. 5)                      13,515,141
Energy Sources
    134,080 Suncor Inc.                                                5,799,675
Insurance
    147,500 Canada Life Financial Corp.                                2,248,538
Leisure
     27,760 Magna Entertainment Corp. (Class A)                           93,616
            (Note A, p. 5)
Machinery & Engineering
    370,200 Finning International Inc.                                 2,968,224
    138,800 Magna International Inc. (Class A)                         5,373,366


--------------------------------------------------------------------------------
Shares       Description                                            Market Value
--------------------------------------------------------------------------------
Metal-Steel
  1,126,400 Dofasco Inc.                                            $ 19,690,681
Telecommunications
    123,400 BCE Inc.                                                  15,371,920
  2,000,000 Mitel Corp. (Note A, p. 5)                                48,657,949
Utilities-Electric, Gas & Water
    590,350 NS Power Holdings Inc.                                     5,403,754
    574,900 Westcoast Energy Inc.                                      9,594,856
                                                                    ------------
Total Canadian Stocks
(Cost $112,441,021)                                                  169,430,101
                                                                    ------------
--------------------------------------------------------------------------------
FINLAND:                                                                   1.07%
--------------------------------------------------------------------------------
Insurance
    252,200 Sampo Insurance Co.-'A' Free                               9,659,763
            (Note C, p. 5)
Merchandising
    262,200 Kesko Ltd. (Note C, p. 5)                                  3,552,635
Paper & Forest Products
  2,203,100 Stora Enso Oy (Note C, p. 5)                              23,627,276
                                                                    ------------
Total Finnish Stocks
(Cost $27,319,246)                                                    36,839,674
                                                                    ------------
--------------------------------------------------------------------------------
FRANCE:                                                                   10.60%
--------------------------------------------------------------------------------
Automobiles
    214,030 Peugeot S.A.                                              46,317,435
    132,128 Renault S.A.                                               5,693,362
Banking
    253,000 Banque Nationale de Paris                                 19,986,460
    168,047 Natexis (Note C, p. 5)                                    12,712,158
     37,315 Societe Generale (Note C, p. 5)                            7,446,335
Beverage & Tobacco
    210,000 Pernod Ricard (Note C, p. 5)                              10,104,545
Broadcasting & Publishing
      8,835 Metropole Television S.A.                                  6,040,407
            (Note C, p. 5)
Building Materials
    229,676 Lafarge                                                   19,595,427
Business & Public Services
     55,000 Havas Advertising S.A. (Note C, p. 5)                     29,755,863
Electrical & Electronics
     79,591 Alcatel Alsthom                                           17,475,493
Energy Sources
    290,171 Total Fina                                                43,484,028
Health & Personal Care
    185,100 Aventis S.A.                                              10,138,270
Machinery & Engineering
    254,460 Vallourec                                                  7,918,890
Metal-Steel
  2,137,798 Usinor S.A. (Note C, p. 5)                                33,981,001
Real Estate
    206,308 Simco                                                     15,606,466

*See Note 1, page 26 in Notes to Financial Statements

                                    Schedule of Investments--Stock Portfolios  1

--------------------------------------------------------------------------------
Shares       Description                                            Market Value
--------------------------------------------------------------------------------
Telecommunications
    100,000 Bull S.A. (Note A, p. 5)                                $  1,339,612
    222,000 France Telecom S.A.                                       38,263,694
Utilities-Electric, Gas & Water
    231,180 Suez Lyonnaise des Eaux                                   39,757,403
                                                                    ------------
Total French Stocks
(Cost $282,775,190)                                                  365,616,849
                                                                    ------------
--------------------------------------------------------------------------------
GERMANY:                                                                  18.34%
--------------------------------------------------------------------------------
Automobiles
    512,200 Bayerische Motoren Werke AG                               16,258,652
            (Note C, p. 5)
    940,000 Volkswagen AG (Stamm) (Note C, p. 5)                      41,269,443
Banking
  1,921,830 Commerzbank (Note C, p. 5)                                72,689,801
    200,400 Deutsche Pfandbriefbank                                   19,189,300
  1,698,360 IKB Deutsche Industriebank                                27,890,435
Building Materials
    720,330 Dyckerhoff AG (Vorzug)                                    17,933,550
Chemicals
  1,387,600 BASF AG (Note C, p. 5)                                    65,836,899
    760,000 Bayer AG                                                  34,043,580
Electrical & Electronics
    877,700 Siemens AG (Stamm)                                       126,057,827
Insurance
     64,800 Hannover Rueckversicherungs AG                             4,188,323
Machinery & Engineering
    257,070 Krones AG (Vorzug)                                         7,384,720
    266,510 MAN AG (Vorzug)                                            6,277,837
Merchandising
    429,514 Metro AG (Vorzug)                                          9,953,002
Telecommunications
    564,750 Deutsche Telekom AG                                       45,425,210
Tires & Rubber
  2,338,632 Continental AG                                            42,547,780
Utilities-Electric, Gas & Water
  1,881,460 VEBA AG                                                   95,934,765
                                                                    ------------
Total German Stocks
(Cost $571,407,867)                                                  632,881,124
                                                                    ------------
--------------------------------------------------------------------------------
HONG KONG:                                                                 1.54%
--------------------------------------------------------------------------------
Financial Services
  2,410,000 Liu Chong Hing Investment Ltd.                             1,439,213
Multi-Industry
  6,432,500 Jardine Strategic Holdings Ltd.                           13,122,300
Real Estate
 15,963,000 Amoy Properties Ltd. (Note C, p. 5)                        9,891,605
  5,552,000 Great Eagle Holdings                                       8,912,805
  4,884,000 Hang Lung Development Co., Ltd.                            4,014,306
            (Note C, p. 5)


--------------------------------------------------------------------------------
Shares       Description                                            Market Value
--------------------------------------------------------------------------------
Transportation-Shipping
  4,586,000 Orient Overseas International Ltd.                      $  2,473,650
            (Note A, p. 5)
Utilities-Electric, Gas & Water
  2,962,000 CLP Holdings Ltd. (Note C, p. 5)                          13,237,904
                                                                    ------------
Total Hong Kong Stocks
(Cost $58,283,793)                                                    53,091,783
                                                                    ------------
--------------------------------------------------------------------------------
ITALY:                                                                     9.74%
--------------------------------------------------------------------------------
Automobiles
      3,745 Magneti Marelli S.p.A. ORD                                    13,806
Banking
 10,297,500 Banca Commerciale Italiana                                47,033,965
            (Note C, p. 5)
  1,122,400 Banca Popolare di Bergamo                                 21,548,818
            (Note C, p. 5)
  3,407,100 Banca Popolare di Milano                                  23,620,270
                           (Note C, p. 5)
Broadcasting & Publishing
  1,300,000 Mediaset S.p.A. (Note C, p. 5)                            25,842,357
Chemicals
  3,026,400 Montefibre S.p.A. ORD (Note C, p. 5)                       1,709,778
    456,600 Montefibre S.p.A. RNC (Note C, p. 5)                         218,609
Conglomerates
    420,800 IFIL Finanziaria di                                        3,445,111
            Partecipazioni S.p.A. ORD
            (Note C, p. 5)
  1,357,400 IFIL Finanziaria di                                        5,420,075
            Partecipazioni S.p.A. RNC
    217,500 Italmobiliare S.p.A. ORD (Note C, p. 5)                    4,644,357
    246,800 Italmobiliare S.p.A. RNC (Note C, p. 5)                    3,367,607
Energy Sources
 10,537,480 ENI S.p.A. (Note C, p. 5)                                 52,771,552
Insurance
  1,343,000 Unipol S.p.A. ORD                                          5,015,359
    585,500 Unipol S.p.A. RNC                                          1,104,472
Paper & Forest Products
  1,000,000 Burgo (Cartiere) S.p.A. (Note C, p. 5)                     6,358,131
Telecommunications
  2,043,355 Telecom Italia S.p.A. ORD                                 30,523,184
            (Note C, p. 5)
  3,448,873 Telecom Italia S.p.A. RNC                                 23,513,572
            (Note C, p. 5)
  1,661,000 Telecom Italia Mobile S.p.A. ORD                          20,390,087
            (Note C, p. 5)
    695,000 Telecom Italia Mobile S.p.A. RNC                           3,327,486
            (Note C, p. 5)
Tires & Rubber
 16,000,000 Pirelli S.p.A. (Note C, p. 5)                             41,595,967
Utilities-Electric, Gas & Water
  4,612,800 Societa Nordelettrica S.p.A.                              14,796,904
                           (Note C, p. 5)
                                                                    ------------
Total Italian Stocks
(Cost $273,554,652)                                                  336,261,467
                                                                    ------------

2  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Shares       Description                                            Market Value
--------------------------------------------------------------------------------
JAPAN:                                                                    30.43%
--------------------------------------------------------------------------------
Appliances & Household Durables
  3,793,000 Matsushita Electric Industrial                          $113,422,392
            Co., Ltd.
Banking
    185,290 Bank of Iwate (Note C, p. 5)                               6,858,248
  6,007,000 Eighteenth Bank, Ltd. (Note C, p. 5)                      18,840,442
    163,000 Kagoshima Bank                                               646,189
     75,200 Kita-Nippon Bank, Ltd. (Note C, p. 5)                      3,896,790
 25,668,000 Mitsui Trust & Banking Co., Ltd.                          34,252,335
        120 Miyazaki Bank                                                    422
  1,858,000 Nanto Bank                                                11,582,526
  1,406,000 San-in Godo Bank, Ltd. (Note C, p. 5)                      6,915,989
  5,600,000 Sumitomo Bank, Ltd.                                       44,073,442
        300 Yamagata Bank                                                  1,578
Beverage & Tobacco
    260,000 Hokkaido Coca-Cola Bottling Co., Ltd.                      2,912,385
    827,000 Kinki Coca-Cola Bottling Co., Ltd.                        10,391,370
            (Note C, p. 5)
    424,000 Shikoku Coca-Cola Bottling Co.,                            4,662,699
            Ltd. (Note C, p. 5)
Business & Public Services
    719,000 Kokuyo Co., Ltd. (Note C, p. 5)                            9,454,537
    527,000 Toppan Printing Co., Ltd.                                  5,903,180
            (Note C, p. 5)
Chemicals
  6,000,000 Daicel Chemical Industries Ltd.                           20,454,877
Construction & Housing
  2,005,400 Daito Trust Construction Co., Ltd.                        34,320,243
            (Note C, p. 5)
  1,475,000 Sekisui House Ltd.                                        13,519,457
Cosmetics & Toiletries
  2,069,000 Lion Corp. (Note C, p. 5)                                  8,041,017
Electrical & Electronics
    470,100 Futaba Corp.                                              19,597,993
  6,708,000 Hitachi Ltd.                                              79,647,903
  1,267,000 Hitachi Maxell Ltd. (Note C, p. 5)                        31,223,007
    692,000 Mitsubishi Electric Corp.                                  6,524,677
            (Note C, p. 5)
  1,540,000 Nichicon Corp.                                            46,800,759
  3,330,000 Sharp Corp. (Note C, p. 5)                                71,196,123
    700,000 Taiyo Yuden Co., Ltd. (Note C, p. 5)                      45,205,279
Financial Services
  1,399,000 Daiwa Securities Co., Ltd.                                26,299,810
Food & Household Products
    789,400 Ezaki Glico Co., Ltd. (Note C, p. 5)                       3,875,299
Health & Personal Care
  2,150,000 Daiichi Pharmaceutical Co., Ltd.                          33,297,618
    791,000 Kissei Pharmaceutical Co., Ltd.                           14,192,003
            (Note C, p. 5)
Insurance
  1,671,900 Chiyoda Fire & Marine (Note C, p. 5)                       4,559,801
  2,527,000 Dai-Tokyo Fire & Marine (Note C, p. 5)                     6,916,544

--------------------------------------------------------------------------------
Shares       Description                                            Market Value
--------------------------------------------------------------------------------
Machinery & Engineering
  2,400,000 Makita Corp. (Note C, p. 5)                              $21,249,695
  7,435,000 Mitsubishi Heavy Industries, Ltd.                         23,391,662
            (Note C, p. 5)
Merchandising
  1,848,700 Aoyama Trading Co., Ltd. (Note C, p. 5)                   28,541,270
  3,331,000 Canon Sales Co., Inc. (Note C, p. 5)                      48,538,216
    228,100 Deodeo Corp. (Note C, p. 5)                                1,888,521
    720,000 Laox Co., Ltd.                                             3,716,943
  1,110,000 Mycal Corp. (Note C, p. 5)                                 4,054,449
Metal-Steel
 20,412,000 Nisshin Steel Co., Ltd. (Note C, p. 5)                    23,460,926
  1,671,400 Tokyo Steel Manufacturing Co., Ltd.                        4,607,278
            (Note C, p. 5)
    317,000 Toyo Seikan Kaisha, Ltd. (Note C, p. 5)                    5,415,848
Miscellaneous Materials
    800,000 Ricoh Co., Ltd. (Note C, p. 5)                            17,143,135
Real Estate
    396,000 TOC Co.                                                    2,287,323
Recreation & Other Consumer
    500,000 Citizen Watch Co., Ltd.                                    4,212,731
Textiles/Apparel
    656,000 Tokyo Style Co., Ltd. (Note C, p. 5)                       6,325,817
Transportation-Shipping
  2,705,000 Kawasaki Kisen Kaisha Ltd.                                 4,742,609
            (Note C, p. 5)
  5,735,000 Mitsui O.S.K. Lines Ltd.                                  11,339,843
            (Note C, p. 5)
Utilities-Electric, Gas & Water
    620,600 Chugoku Electric Power Co., Inc.                           7,816,060
            (Note C, p. 5)
  2,832,000 Kyushu Electric Power Co., Inc.                           35,170,700
            (Note C, p. 5)
  4,000,000 Nippon Mitsubishi Oil Corp.                               14,610,627
            (Note C, p. 5)
    226,400 Tohoku Electric Power Co., Inc.                            2,899,878
            (Note C, p. 5)
Wholesale & International Trade
  4,046,000 Marubeni Corp. (Note C, p. 5)                             15,251,566
  1,985,000 Sumitomo Corp.                                            24,052,403
                                                                   -------------
Total Japanese Stocks
(Cost $969,278,870)                                                1,050,204,434
                                                                   -------------
--------------------------------------------------------------------------------
NORWAY:                                                                    1.86%
--------------------------------------------------------------------------------
Banking
    900,250 Sparebanken (Note C, p. 5)                                16,956,672
Energy Sources
    914,883 Norsk Hydro A.S.A. (Note C, p. 5)                         34,627,154
Paper & Forest Products
    333,200 Norske Skogindustrier A.S.A.                              12,433,572
            (Note C, p. 5)
                                                                   -------------
Total Norwegian Stocks
(Cost $62,020,749)                                                    64,017,398
                                                                   -------------

                                   Schedule of Investments--Stock Portfolios  3

--------------------------------------------------------------------------------
Shares       Description                                            Market Value
--------------------------------------------------------------------------------
SINGAPORE:                                                                 1.67%
--------------------------------------------------------------------------------
Banking
  2,930,600 Overseas Union Bank Ltd.                                 $13,182,393
  1,686,432 United Overseas Bank Ltd.                                 10,344,395
Electrical & Electronics
    322,000 Creative Technology Ltd.                                  10,223,500
Machinery & Engineering
  7,320,500 Keppel Fels Energy (Note A, p. 5)                          5,131,791
Multi-Industry
  1,099,400 Natsteel Ltd. (Note C, p. 5)                               2,568,992
Real Estate
  7,578,000 Keppel Land Ltd.                                           8,455,415
  4,162,000 Singapore Land Ltd.                                        7,683,094
                                                                    ------------
Total Singapore Stocks
(Cost $43,866,069)                                                    57,589,580
                                                                    ------------
--------------------------------------------------------------------------------
SPAIN:                                                                     4.38%
--------------------------------------------------------------------------------
Banking
  4,073,200 Banco Bilbao Vizcaya Argentaria S.A.                      59,908,489
            (Note C, p. 5)
Construction & Housing
    421,065 Grupo Dragados S.A.                                        3,628,717
Energy Sources
  1,074,050 Repsol S.A. (Note C, p. 5)                                23,561,937
Metal-Steel
    320,000 Aceralia Corparacion Siderurgica S.A.                      3,814,879
Telecommunications
     20,000 Telefonica Publicidad e                                      875,201
            Informacion S.A. (Note A, p. 5)
    776,000 Telefonica S.A. (Notes A & C, p. 5)                       19,616,750
Utilities-Electric, Gas & Water
  2,380,000 Iberdrola S.A.                                            31,062,344
    882,000 Red Electrica de Espana                                    8,682,067
                                                                    ------------
Total Spanish Stocks
(Cost $129,045,058)                                                  151,150,384
                                                                    ------------
--------------------------------------------------------------------------------
UNITED KINGDOM:                                                           10.71%
--------------------------------------------------------------------------------
Automobiles
  2,858,798 Lex Service plc                                           19,890,029
Broadcasting & Publishing
  3,364,799 Trinity Mirror plc                                        32,337,054
Building Materials
  6,000,000 Caradon plc                                               13,421,408
Chemicals
  7,000,000 Elementis plc                                             11,367,599
    436,100 Imperial Chemical Industries plc                           3,645,154
Conglomerates
  1,027,200 Powell Duffryn plc                                         5,609,442
Construction & Housing
  1,900,000 Carillion plc                                              2,692,242
    622,867 Fairview Holdings plc                                      1,190,000
  1,792,458 George Wimpey plc                                          2,825,236


--------------------------------------------------------------------------------
Quantity     Description                                            Market Value
--------------------------------------------------------------------------------
Energy Sources
  1,627,500 Lasmo plc (Note A, p. 5)                                 $ 3,109,372
  3,195,700 Shell Transport & Trading Co., plc                        26,558,713
Food & Household Products
  6,850,560 Hazlewood Foods plc                                       10,034,239
    873,000 United Biscuits plc                                        3,651,972
Health & Personal Care
 12,371,199 Smith & Nephew plc                                        35,453,149
Insurance
  2,847,909 CGU plc                                                   39,492,514
  4,533,882 Royal & Sun Alliance Insurance                            28,151,746
            Group plc
    683,169 Sun Life & Provincial Holdings plc                         4,894,532
Leisure
  2,583,733 Thistle Hotels plc                                         4,895,140
Merchandising
  3,135,300 Somerfield plc                                             2,770,401
Metal-Steel
  2,556,800 Corus Group plc                                            4,101,213
Multi-Industry
  9,300,000 Tomkins plc                                               29,613,072
Paper & Forest Products
  3,697,676 Arjo Wiggins Appleton plc                                  9,595,928
Real Estate
  2,074,617 MEPC plc                                                  13,674,416
Telecommunications
    993,557 British Telecom                                           18,586,652
Utilities-Electric, Gas & Water
  3,142,360 Anglian Water plc                                         28,016,538
  1,120,003 Hyder plc                                                  3,905,115
  1,373,764 Pennon Group plc                                          10,170,343
                                                                    ------------
Total United Kingdom Stocks
(Cost $392,575,648)                                                  369,653,219
                                                                    ------------

Total Equities
(Cost $2,980,117,823)                                              3,346,847,455
                                                                    ------------
--------------------------------------------------------------------------------
RIGHTS (Note A, p. 5):                                                     0.01%
--------------------------------------------------------------------------------
SINGAPORE--Real Estate
  1,020,200 Singapore Land Ltd.                                          378,448
            (Expiration Date 04/14/2000)
                                                                    ------------

Total Rights (Cost  $0)                                                  378,448
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      0.63%
--------------------------------------------------------------------------------
 21,812,000 State Street Bank & Trust Co.,                            21,812,000
            Repurchase Agreement,
            Dated 03/31/2000, 6.05%,
            maturing 04/03/2000 for $21,822,997,
            collateral 17,805,000 principal
            amount U.S. Treasury Bond,
            8.125%, 05/15/2021,
            value $22,252,671
                                                                    ------------
Total Repurchase Agreement
(Cost $21,812,000)                                                    21,812,000
                                                                    ------------

4
Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Total Investments (Cost $3,001,929,823)             97.63%        $3,369,037,903
(Note D, below)
Cash and Other Assets, Less Liabilities              2.37             81,624,956
                                                   -------        --------------
(Note E, below)

Net Assets (Equivalent to $21.19
per share based on 162,876,157
shares of capital stock outstanding)               100.00%        $3,450,662,859
                                                   -------        --------------
                                                   -------        --------------
--------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                            Contract                 Unrealized
Quantity   Description                       Amount                 Appreciation
--------------------------------------------------------------------------------
706        Japanese TSE Topix             $115,970,960             $   1,277,371
           June 2000
                                                                   -------------

Total Long Stock Index Futures Contracts                           $   1,277,371
                                                                  --------------
--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity        Description                                         Market Value
--------------------------------------------------------------------------------
600,941         Australian Dollar                                    $   364,501
4,444,797       British Pound                                          7,076,564
9,996,726       Canadian Dollar                                        6,880,059
38,419,307      Euro                                                  36,788,403
401,292         Hong Kong Dollar                                          51,537
1,858,765,451   Japanese Yen                                          18,105,151
225,332         Malaysian Ringgit                                         59,298
70,240          Norwegian Krone                                            8,321
2,714,715       Singapore Dollar                                       1,585,883
14,269          Swedish Krona                                              1,654
7,149           Swiss Franc                                                4,301
                                                                    ------------
Total Foreign Currencies                                            $ 70,925,672
--------------------------------------------------------------------------------
(A) Non-income-producing security
(B) Explanation of abbreviations:
    RFD-Restricted for Dividends
    Stamm-German Ordinary Share
    Vorzug-German Preference Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share
(C) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date
(D) At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.
(E) Includes $6,553,116 (Japanese yen) U.S. dollar equivalent pledged as collateral for futures transactions


--------------------------------------------------------------------------------
(F) Allocation of assets by industry as of March 31, 2000:

   Appliances & Household Durables                                         3.29%
   Automobiles                                                             3.75
   Banking                                                                14.68
   Beverage & Tobacco                                                      0.81
   Broadcasting & Publishing                                               2.26
   Building Materials                                                      1.48
   Business & Public Services                                              1.31
   Chemicals                                                               3.98
   Conglomerates                                                           0.65
   Construction & Housing                                                  1.69
   Cosmetics &Toiletries                                                   0.23
   Electrical & Electronics                                               13.55
   Energy Sources                                                          5.64
   Financial Services                                                      0.80
   Food & Household Products                                               0.51
   Health & Personal Care                                                  2.70
   Insurance                                                               3.08
   Leisure                                                                 0.14
   Machinery & Engineering                                                 2.31
   Merchandising                                                           2.99
   Metal-Steel                                                             2.84
   Miscellaneous Materials                                                 0.50
   Multi-Industry                                                          1.31
   Paper & Forest Products                                                 1.77
   Real Estate                                                             2.55
   Recreation & Other Consumer                                             0.12
   Telecommunications                                                      8.46
   Textiles/Apparel                                                        0.18
   Tires & Rubber                                                          2.44
   Transportation-Shipping                                                 0.54
   Utilities-Electric, Gas & Water                                         9.30
   Wholesale & International Trade                                         1.14
   Repurchase Agreement                                                    0.63
   Cash and Other Assets, Less Liabilities                                 2.37
                                                                         -------
   Total                                                                 100.00%
                                                                         -------

See Notes to Financial Statements.

                                    Schedule of Investments--Stock Portfolios  5

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein International Value Portfolio II
                           March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
Shares       Description                                           Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 96.09%
--------------------------------------------------------------------------------
AUSTRALIA:                                                                 1.70%
--------------------------------------------------------------------------------
Broadcasting & Publishing
  2,707,600 PMP Communications Ltd.                                $   3,345,354
            (Note A, p. 10)
Building Materials
    340,000 Boral Ltd. (Notes A & B, p. 10)                              466,073
Energy Sources
  1,445,400 Caltex Australia Ltd. (Note A, p. 10)                      1,972,591
    340,000 Origin Energy Ltd. (Note A, p. 10)                           294,905
Paper & Forest Products
  1,646,800 Amcor Ltd. (Note A, p. 10)                                 5,701,529
Real Estate
  1,583,300 Amp Diversified Property Trust                             2,179,996
  8,151,400 Westfield Trust                                           15,277,673
    311,314 Westfield Trust RFD (08/31/2000)                             566,482
            (Note B, p. 10)
Telecommunications
  2,040,000 Cable & Wireless Optus Ltd.                                8,166,587
            (Note B, p. 10)
                                                                   -------------
Total Australian Stocks
(Cost $45,732,579)                                                    37,971,190
                                                                   -------------
--------------------------------------------------------------------------------
AUSTRIA:                                                                   1.10%
--------------------------------------------------------------------------------
Banking
    285,800 Bank Austria AG                                           13,929,689
Energy Sources
     70,000 OMV AG                                                     5,356,917
Metal-Steel
    170,200 Voest-Alpine Stahl AG                                      5,296,687
                                                                   -------------
Total Austrian Stocks
(Cost $29,290,014)                                                    24,583,293
                                                                   -------------
--------------------------------------------------------------------------------
CANADA:                                                                    5.33%
--------------------------------------------------------------------------------
Banking
    220,000 Bank of Nova Scotia                                        4,398,486
  1,036,600 National Bank of Canada                                   15,160,186
Broadcasting & Publishing
    296,600 Quebecor Printing Inc.                                     5,429,841
    207,700 Torstar Corp. (Class B)                                    2,430,076
Electrical & Electronics
     18,800 C-MAC Industries Inc. (Note B, p. 10)                        808,672
Energy Sources
    250,000 Shell Canada Ltd. (Class A)                                4,817,619

*See Note 1, page 26 in Notes to Financial Statements

--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Leisure
     25,240 Magna Entertainment Corp. (Class A)                   $       85,118
            (Note B, p. 10)
Machinery & Engineering
    529,800 Finning International Inc.                                 4,247,880
    126,200 Magna International Inc. (Class A)                         4,885,582
Metal-Steel
    768,600 Dofasco Inc.                                              13,435,953
Telecommunications
     48,600 BCE Inc.                                                   6,054,095
  1,700,000 Mitel Corp. (Note B, p. 10)                               41,359,256
Utilities-Electric, Gas & Water
    366,400 NS Power Holdings Inc.                                     3,353,833
    750,700 Westcoast Energy Inc.                                     12,528,889
                                                                   -------------
Total Canadian Stocks
(Cost $93,561,742)                                                   118,995,486
                                                                   -------------
--------------------------------------------------------------------------------
FINLAND:                                                                   1.34%
--------------------------------------------------------------------------------
Health & Personal Care
    677,700 Tamro Oy                                                   1,823,498
Insurance
    156,500 Sampo Insurance Co.-'A' Free                               5,994,262
            (Note A, p. 10)
Machinery & Engineering
    397,946 Metso Oyj (Note A, p. 10)                                  5,372,850
Merchandising
    162,700 Kesko Ltd. (Note A, p. 10)                                 2,204,476
Paper & Forest Products
  1,367,500 Stora Enso Oy (Note A, p. 10)                             14,665,834
                                                                   -------------
Total Finnish Stocks
(Cost $31,180,193)                                                    30,060,920
                                                                   -------------
--------------------------------------------------------------------------------
FRANCE:                                                                    9.25%
--------------------------------------------------------------------------------
Automobiles
     66,800 Peugeot S.A.                                              14,455,939
    127,300 Renault S.A.                                               5,485,325
Banking
    197,000 Banque Nationale de Paris                                 15,562,580
    104,300 Natexis                                                    7,889,924
Beverage & Tobacco
     51,459 Pernod Ricard                                              2,476,047
Building Materials
    227,900 Ciments Francais (Note A, p. 10)                          11,718,716
Business & Public Services
     42,000 Havas Advertising S.A. (Note A, p. 10)                    22,722,659
Electrical & Electronics
     50,300 Alcatel Alsthom                                           11,044,179
Energy Sources
    175,885 Total Fina                                                26,357,521
Health & Personal Care
    114,900 Aventis S.A.                                               6,293,286

6  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Machinery & Engineering
    158,000 Vallourec                                                $ 4,917,019
Metal-Steel
    706,300 Usinor S.A.                                               11,226,870
Real Estate
     98,100 Simco                                                      7,420,916
Telecommunications
     16,433 Bull S.A. (Note B, p. 10)                                    220,139
    136,200 France Telecom S.A.                                       23,475,293
Textiles/Apparel
     81,900 Chargeurs S.A.                                             4,783,823
Utilities-Electric, Gas & Water
    177,600 Suez Lyonnaise des Eaux                                   30,542,931
                                                                   -------------
Total French Stocks
(Cost $170,058,137)                                                  206,593,167
                                                                   -------------
--------------------------------------------------------------------------------
GERMANY:                                                                  17.70%
--------------------------------------------------------------------------------
Automobiles
    178,100 Phoenix AG                                                 2,302,285
    530,000 Volkswagen AG (Stamm)                                     23,268,941
            (Note A, p. 10)
Banking
  1,192,900 Commerzbank (Note A, p. 10)                               45,119,320
    176,330 Deutsche Pfandbriefbank                                   16,884,478
  1,054,300 IKB Deutsche Industriebank                                17,313,694
Building Materials
    250,000 Dyckerhoff AG (Vorzug)                                     6,224,074
Chemicals
    885,900 BASF AG (Note A, p. 10)                                   42,032,941
    482,700 Bayer AG                                                  21,622,153
Electrical & Electronics
    526,600 Siemens AG (Stamm)                                        75,631,824
Insurance
     40,300 Hannover Rueckversicherungs AG                             2,604,775
     64,000 Mannheimer Aktiengesellschaft                              3,726,018
Machinery & Engineering
    171,518 Krones AG (Vorzug)                                         4,927,111
    165,500 MAN AG (Vorzug)                                            3,898,473
Merchandising
    266,600 Metro AG (Vorzug)                                          6,177,844
Telecommunications
    341,400 Deutsche Telekom AG                                       27,460,233
Tires & Rubber
  1,727,750 Continental AG                                            31,433,730
Utilities-Electric, Gas & Water
  1,271,550 VEBA AG                                                   64,835,740
                                                                   -------------
Total German Stocks
(Cost $381,677,879)                                                  395,463,634
                                                                   -------------
--------------------------------------------------------------------------------
HONG KONG:                                                                 1.52%
--------------------------------------------------------------------------------
Multi-Industry
  3,992,000 Jardine Strategic Holdings Ltd.                            8,143,680


--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Real Estate
 12,310,000 Amoy Properties Ltd.                                     $ 7,627,993
  3,448,000 Great Eagle Holdings                                       5,535,186
  4,238,000 Hang Lung Development Co., Ltd.                            3,483,340
Transportation-Shipping
  1,904,000 Orient Overseas International Ltd.                         1,027,002
            (Note B, p. 10)
Utilities-Electric, Gas & Water
  1,838,000 CLP Holdings Ltd.                                          8,214,472
                                                                   -------------
Total Hong Kong Stocks
(Cost $41,572,341)                                                    34,031,673
                                                                   -------------
--------------------------------------------------------------------------------
ITALY:                                                                     9.48%
--------------------------------------------------------------------------------
Automobiles
  1,354,500 Magneti Marelli S.p.A. ORD                                 4,993,455
Banking
  4,656,500 Banca Commerciale Italiana                                21,268,624
            (Note A, p. 10)
    696,800 Banca Popolare di Bergamo                                 13,377,777
            (Note A, p. 10)
  2,114,900 Banca Popolare di Milano                                  14,661,885
            (Note A, p. 10)
Broadcasting & Publishing
    850,000 Mediaset S.p.A. (Note A, p. 10)                           16,896,925
Conglomorates
    261,200 IFIL Finanziaria di Partecipazioni                         2,138,458
            S.p.A. ORD (Note A, p. 10)
    842,600 IFIL Finanziaria di Partecipazioni                         3,364,487
            S.p.A. RNC (Note A, p. 10)
    135,000 Italmobiliare S.p.A. ORD                                   2,882,704
            (Note A, p. 10)
    153,200 Italmobiliare S.p.A. RNC                                   2,090,427
            (Note A, p. 10)
Energy Sources
  6,685,100 ENI S.p.A. (Note A, p. 10)                                33,478,887
Financial Services
    300,000 Sao Paolo IMI S.p.A. (Note A, p. 10)                       4,110,762
Insurance
  1,544,900 Unipol S.p.A. ORD                                          5,769,344
  2,063,500 Unipol S.p.A. RNC (Note A, p. 10)                          3,892,531
Paper & Forest Products
    800,000 Burgo (Cartiere) S.p.A. (Note A, p. 10)                    5,086,505
Telecommunications
  1,356,700 Telecom Italia S.p.A. ORD                                 20,266,084
            (Note A, p. 10)
  2,161,800 Telecom Italia S.p.A. RNC                                 14,738,623
            (Note A, p. 10)
    900,000 Telecom Italia Mobile S.p.A. ORD                          11,048,211
            (Note A, p. 10)
    451,000 Telecom Italia Mobile S.p.A. RNC                           2,159,275
            (Note A, p. 10)
Tires & Rubber
  7,500,000 Pirelli S.p.A. (Note A, p. 10)                            19,498,110

                                    Schedule of Investments--Stock Portfolios  7

--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Utilities-Electric, Gas & Water
    243,000 Enel S.p.A. (Notes A & B, p. 10)                   $       1,088,964
  2,831,000 Societa Nordelettrica S.p.A.                               9,081,260
            (Note A, p. 10)
                                                                   -------------
Total Italian Stocks
(Cost $230,671,865)                                                  211,893,298
                                                                   -------------
--------------------------------------------------------------------------------
JAPAN:                                                                    28.53%
--------------------------------------------------------------------------------
Appliances & Household Durables
  1,954,000 Matsushita Electric Industrial                            58,430,623
            Co., Ltd.
Banking
    129,500 Bank of Iwate                                              4,793,260
  3,038,300 Eighteenth Bank, Ltd.                                      9,529,368
    252,000 Higo Bank                                                  1,126,655
  2,249,000 Kagoshima Bank                                             8,915,823
  7,966,000 Mitsui Trust & Banking Co., Ltd.                          10,630,127
        100 Miyazaki Bank                                                    352
  1,158,000 Nanto Bank                                                 7,218,818
    261,000 Oita Bank                                                  1,232,991
  1,562,000 Sakura Bank                                               11,882,550
    703,000 San-in Godo Bank, Ltd. (Note A, p. 10)                     3,457,994
  2,000,000 Sumitomo Bank, Ltd.                                       15,740,515
Beverage & Tobacco
    162,000 Hokkaido Coca-Cola Bottling Co.,                           1,814,640
            Ltd.
    513,000 Kinki Coca-Cola Bottling Co., Ltd.                         6,445,916
            (Note A, p. 10)
    263,000 Shikoku Coca-Cola Bottling Co.,                            2,892,193
            Ltd. (Note A, p. 10)
Business & Public Services
    803,000 Kokuyo Co., Ltd.                                          10,559,100
    327,000 Toppan Printing Co., Ltd.                                  3,662,884
Construction & Housing
    776,000 Daito Trust Construction Co., Ltd.                        13,280,397
    789,000 Sekisui House Ltd.                                         7,231,764
Cosmetics & Toiletries
  1,284,000 Lion Corp.                                                 4,990,172
Electrical & Electronics
    665,800 Futaba Corp.                                              27,756,528
  4,147,000 Hitachi Ltd.                                              49,239,692
    612,800 Hitachi Maxell Ltd.                                       15,101,388
    430,000 Mitsubishi Electric Corp.                                  4,054,351
    373,000 Nichicon Corp., Ltd.                                      11,335,509
  1,811,000 Sharp Corp.                                               38,719,573
Energy Sources
  1,136,000 General Sekiyu Group (Note A, p. 10)                       2,434,325
Financial Services
    888,000 Daiwa Securities Co., Ltd.                                16,693,518
                           (Note A, p. 10)
Food & Household Products
    603,000 Ezaki Glico Co., Ltd.                                      2,960,230

--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Health & Personal Care
  1,285,000 Daiichi Pharmaceutical Co., Ltd.                  $       19,901,135
    504,000 Kissei Pharmaceutical Co., Ltd.                            9,042,692
Insurance
  2,010,000 Chiyoda Fire & Marine (Note A, p. 10)                      5,481,907
  2,548,000 Dai-Tokyo Fire & Marine (Note A, p. 10)                    6,974,022
Machinery & Engineering
  1,659,000 Makita Corp.                                              14,688,852
  3,615,000 Mitsubishi Heavy Industries, Ltd.                         11,373,350
Merchandising
    828,000 Aoki International Co., Ltd.                               2,669,537
    397,000 Aoyama Trading Co., Ltd.                                   6,129,109
            (Note A, p. 10)
  1,471,000 Canon Sales Co., Inc.                                     21,434,919
    397,000 Deodeo Corp. (Note A, p. 10)                               3,286,904
Metal-Steel
  1,920,000 Kurimoto Ltd.                                              5,236,449
  1,117,000 Maruichi Steel Tube Ltd. (Note A, p. 10)                  13,360,697
 12,659,000 Nisshin Steel Co., Ltd.                                   14,549,866
  1,038,000 Tokyo Steel Manufacturing Co., Ltd.                        2,861,287
    197,000 Toyo Seikan Kaisha, Ltd.                                   3,365,684
Miscellaneous Materials
  1,000,000 Ricoh Co., Ltd. (Note A, p. 10)                           21,428,919
  1,038,000 Yamamura Glass Co., Ltd.                                   1,900,784
Real Estate
  2,442,000 Daiwa Kosho Lease Co., Ltd.                                7,135,830
            (Note A, p. 10)
    401,000 TOC Co.                                                    2,316,203
Textiles/Apparel
  2,239,000 Tokyo Style Co., Ltd. (Note A, p. 10)                     21,590,707
Transportation-Road & Rail
  1,588,000 Seino Transportation Co., Ltd.                             8,197,925
            (Note A, p. 10)
Transportation-Shipping
  1,663,000 Mitsui O.S.K. Lines Ltd. (Note A, p. 10)                   3,288,258
Utilities-Electric, Gas & Water
    385,000 Chugoku Electric Power Co., Inc.                           4,848,829
            (Note A, p. 10)
    431,000 Hokkaido Electric Power Co., Inc.                          5,293,829
            (Note A, p. 10)
  1,848,000 Kyushu Electric Power Co., Inc.                           22,950,372
            (Note A, p. 10)
    115,000 Shikoku Electric Power Co., Inc.                           1,414,747
            (Note A, p. 10)
    141,000 Tohoku Electric Power Co., Inc.                            1,806,020
            (Note A, p. 10)
Wholesale & International Trade
  3,754,000 Marubeni Corp. (Note A, p. 10)                            14,150,860
  1,800,000 Mitsubishi Corp.                                          16,322,992
  1,015,000 Sumitomo Corp.                                            12,298,836
                                                                   -------------
Total Japanese Stocks
(Cost $598,611,734)                                                  637,432,777
                                                                   -------------

8  Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
NORWAY:                                                                    1.78%
--------------------------------------------------------------------------------
Banking
    558,800 Sparebanken (Note A, p. 10)                              $10,525,286

Energy Sources
    567,900 Norsk Hydro A.S.A.                                        21,494,290

Paper & Forest Products
    206,800 Norske Skogindustrier A.S.A.                               7,716,875
            (Note A, p. 10)
                                                                   -------------
Total Norwegian Stocks
(Cost $36,933,998)                                                    39,736,451
                                                                   -------------
--------------------------------------------------------------------------------
SINGAPORE:                                                                 1.47%
--------------------------------------------------------------------------------
Banking
  1,347,103 Overseas Union Bank Ltd.                                   6,059,524
    540,672 United Overseas Bank Ltd.                                  3,316,425
Electrical & Electronics
    304,000 Creative Technology Ltd.                                   9,652,000
Machinery & Engineering
  4,545,750 Keppel Fels Energy (Note B, p. 10)                         3,186,646
Multi-Industry
  2,075,000 Natsteel Ltd.                                              4,848,697
Real Estate
  1,301,000 Keppel Land Ltd.                                           1,451,636
  2,316,000 Singapore Land Ltd.                                        4,275,359
                                                                   -------------
Total Singapore Stocks
(Cost $30,069,335)                                                    32,790,287
                                                                   -------------
--------------------------------------------------------------------------------
SPAIN:                                                                     4.99%
--------------------------------------------------------------------------------
Banking
  2,918,000 Banco Bilbao Vizcaya Argentaria S.A.                      42,917,846
Construction & Housing
    261,300 Grupo Dragados S.A.                                        2,251,870
Energy Sources
  1,096,400 Repsol S.A.                                               24,052,240
Metal-Steel
    210,000 Aceralia Corparacion Siderurgica S.A.                      2,503,514
Telecommunications
    540,000 Telefonica S.A. (Notes A & B, p. 10)                      13,650,832
Utilities-Electric, Gas & Water
  2,000,000 Iberdrola S.A.                                            26,102,810
                                                                   -------------
Total Spanish Stocks
(Cost $110,838,839)                                                  111,479,112
                                                                   -------------
--------------------------------------------------------------------------------
UNITED KINGDOM:                                                           11.90%
--------------------------------------------------------------------------------
Automobiles
  1,774,600 Lex Service plc                                           12,346,744
Broadcasting & Publishing
  2,153,232 Trinity Mirror plc                                        20,693,414
Building Materials
  5,000,000 Caradon plc                                               11,184,507

--------------------------------------------------------------------------------
Quantity    Description                                             Market Value
--------------------------------------------------------------------------------
Chemicals
  3,070,000 Elementis plc                                            $ 4,985,504
Conglomerates
    637,700 Powell Duffryn plc                                         3,482,419
Construction & Housing
  1,878,700 Barratt Developments plc                                   7,088,858
    881,260 Carillion plc                                              1,248,719
  1,981,200 George Wimpey plc                                          3,122,727
Energy Sources
  1,600,000 Lasmo plc (Note B, p. 10)                                  3,056,833
  1,983,700 Shell Transport & Trading Co., plc                        16,486,065
Food & Household Products
  4,252,400 Hazlewood Foods plc                                        6,228,629
    552,300 United Biscuits plc                                        2,310,406
Health & Personal Care
  7,853,400 Smith & Nephew plc                                        22,506,126
Insurance
  1,767,900 CGU plc                                                   24,515,817
  3,085,636 Royal & Sun Alliance Insurance                            19,159,308
            Group plc
    464,452 Sun Life & Provincial Holdings plc                         3,327,544
Leisure
  1,800,000 Thistle Hotels plc                                         3,410,280
Merchandising
  1,946,300 Somerfield plc                                             1,719,781
Metal-Steel
  3,887,098 Corus Group plc                                            6,235,066
Multi-Industry
  6,200,000 Tomkins plc                                               19,742,048
Paper & Forest Products
  2,200,000 Arjo Wiggins Appleton plc                                  5,709,273
Real Estate
  2,023,432 MEPC plc                                                  13,337,040
Telecommunications
    726,254 British Telecom                                           13,586,166
Textiles/Apparel
    714,400 Courtaulds Textiles                                        1,603,729
Utilities-Electric, Gas & Water
  2,824,436 Anglian Water plc                                         25,182,004
    574,433 Hyder plc                                                  2,002,876
    904,200 Pennon Group plc                                           6,694,035
    470,000 United Utilities plc                                       4,863,867
                                                                   -------------
Total United Kingdom Stocks
(Cost $324,973,177)                                                  265,829,785
                                                                   -------------
Total Equities
(Cost $2,125,171,833)                                              2,146,861,073
                                                                   -------------
--------------------------------------------------------------------------------
RIGHTS (Note B, p. 10):                                                    0.01%
--------------------------------------------------------------------------------
SINGAPORE--Real Estate
    463,200 Singapore Land Ltd.                                          171,826
            (Expiration Date 04/14/2000)
                                                                   -------------
Total Rights (Cost $0)                                                   171,826
                                                                   -------------
                                    Schedule of Investments--Stock Portfolios  9

--------------------------------------------------------------------------------
Quantity     Description                                            Market Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      1.69%
--------------------------------------------------------------------------------
 37,694,000 State Street Bank & Trust Co.,                           $37,694,000
            Repurchase Agreement,
            Dated 03/31/2000, 6.05%,
            maturing 4/03/2000 for $37,713,004,
            collateral 30,000,000 principal
            amount U.S. Treasury Bond,
            8.875%, 08/15/2017,
            value $38,447,910
                                                                   -------------
Total Repurchase Agreement
(Cost $37,694,000)                                                    37,694,000
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Total Investments (Cost $2,162,865,833)             97.79%        $2,184,726,899
(Note D, below)
Cash and Other Assets, Less Liabilities              2.21             49,423,224
                                                  --------         -------------
(Note E, below)
Net Assets (Equivalent to $21.06
per share based on 106,081,078
shares of capital stock outstanding)               100.00%        $2,234,150,123
                                                  --------         -------------
--------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                                     Unrealized
                                   Contract                        Appreciation/
Quantity   Description              Amount                        (Depreciation)
--------------------------------------------------------------------------------
33         British Pound
           FT-SE                 $ 3,442,041                       $     25,817
           June 2000
259        Euro Dax Index         47,436,126                           (284,095)
           June 2000
287        Japanese TSE Topix     47,145,528                            517,745
           June 2000
                                                                   -------------
Total Long Stock Index Futures Contracts                           $     259,467
                                                                   -------------

--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity         Description                                        Market Value
--------------------------------------------------------------------------------
396,112          Australian Dollar                                 $     240,262
6,123,532        British Pound                                         9,749,280
328,670          Canadian Dollar                                         226,201
22,048,234       Euro                                                 21,112,284
3,376,593        Hong Kong Dollar                                        433,644
1,452,412,907    Japanese Yen                                         14,147,108
740,022          Norwegian Krone                                          87,665
280,667          Singapore Dollar                                        163,960
861,436          Swedish Krona                                            99,842
                                                                   -------------
Total Foreign Currencies                                           $ 46,260,246
                                                                   -------------
--------------------------------------------------------------------------------
(A)Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date
(B)Non-income-producing security
(C)Explanation of abbreviations:
   RFD-Restricted for Dividends
   Stamm-German Ordinary Share
   Vorzug-German Preference Share
   ORD-Italian Ordinary Share
   RNC-Italian Savings Share
(D)At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.
(E)Includes $332,987 (British pounds), $2,485,235 (Euro), and $2,679,488
   (Japanese yen) U.S. dollar equivalents pledged as collateral for futures transactions
(F)Allocation of assets by industry as of March 31, 2000:
   Appliances & Household Durables                                         2.62%
   Automobiles                                                             2.81
   Banking                                                                14.45
   Beverage & Tobacco                                                      0.61
   Broadcasting & Publishing                                               2.18
   Building Materials                                                      1.33
   Business & Public Services                                              1.65
   Chemicals                                                               3.07
   Conglomerates                                                           0.63
   Construction & Housing                                                  1.53
   Cosmetics & Toiletries                                                  0.22
   Electrical & Electronics                                               10.89
   Energy Sources                                                          6.26
   Financial Services                                                      0.93
   Food & Household Products                                               0.52
   Health & Personal Care                                                  2.67
   Insurance                                                               3.65
   Leisure                                                                 0.16
   Machinery & Engineering                                                 2.57
   Merchandising                                                           1.95
   Metal-Steel                                                             3.49
   Miscellaneous Materials                                                 1.04
   Multi-Industry                                                          1.47
   Paper & Forest Products                                                 1.74
   Real Estate                                                             3.17
   Telecommunications                                                      8.16
   Textiles/Apparel                                                        1.25
   Tires & Rubber                                                          2.28
   Transportation-Road & Rail                                              0.37
   Transportation-Shipping                                                 0.19
   Utilities-Electric, Gas & Water                                        10.33
   Wholesale & International Trade                                         1.91
   Repurchase Agreement                                                    1.69
   Cash and Other Assets, Less Liabilities                                 2.21
                                                                        --------
   Total                                                                100.00%
                                                                        --------
                                                                        --------

See Notes to Financial Statements.

10 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Emerging Markets Value Portfolio
                           March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
Shares      Description                                            Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 97.58%
--------------------------------------------------------------------------------
ARGENTINA:                                                                 6.07%
--------------------------------------------------------------------------------
Banking
    361,136 Bansud S.A. (Class B)                                  $     827,399
            (Note A, p. 15)
Beverage & Tobacco
    295,082 Nobleza Piccardo S.A.I.C.                                    590,447
Energy Sources
  5,557,440 Astra Cia Argentina de Petroleo S.A.                      13,566,666
            (Note A, p. 15)
Food & Household Products
    650,000 Garovaglio y Zorraquin S.A.                                  604,790
            (Note A, p. 15)
Metal-Steel
  3,342,088 Siderca S.A.I.C.                                           7,556,746
Real Estate
  1,341,346 IRSA Inversiones y                                         4,173,589
            Representaciones S.A.
Telecommunications
    195,000 Telecom Argentina Stet-France                              6,776,250
            Telecom S.A. ADR
Utilities-Electric, Gas & Water
  2,740,000 Central Costanera S.A. (Class B)                           6,771,050
  1,943,759 Central Puerto S.A.                                        3,247,637
                                                                   -------------
Total Argentine Stocks
(Cost $40,013,386)                                                    44,114,574
                                                                   -------------
--------------------------------------------------------------------------------
BRAZIL:                                                                    7.87%
--------------------------------------------------------------------------------
Banking
  580,647,303 Banco Bradesco S.A. (PFD)                                4,794,550
Food & Household Products
  173,026,676 Seara Alimentos S.A. (Note A, p. 15)                        79,484
Metal-Steel
   67,700,000 Companhia Siderurgica de Tubarao                         1,061,275
              (PFD) (Class B) (Note A, p. 15)
    4,714,293 Gerdau Metalurgica S.A.                                   167,836
   83,558,114 Gerdau Metalurgica S.A. (PFD)                           3,838,443
Miscellaneous Materials
       80,000 Companhia Vale do Rio Doce                               1,837,496
       85,000 Companhia Vale do Rio Doce (PFD)                         2,318,404
Paper & Forest Products
      809,000 Companhia Suzano de Papel e                              1,788,487
              Celulose (PFD) (Note A, p. 15)
  293,663,014 Votorantim Celulose Papel S.A. (PFD)                    10,876,408
Telecommunications
  450,000,000 Tele Norte Leste Participacoes S.A.                      7,754,522
              (Note A, p. 15)




--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Utilities-Electric, Gas & Water
  1,064,000   Centrais Eletricas Brasileiras ADR                   $   9,450,980
180,000,000   Companhia Energetica de Minas                            2,253,230
              Gerais
220,000,000   Companhia Energetica de Minas                            3,850,474
              Gerais (PFD)
1,237,700,000 Companhia Paranaense de Energia                          7,107,091
                                                                   -------------
Total Brazilian Stocks
(Cost $47,179,774)                                                    57,178,680
                                                                   -------------
--------------------------------------------------------------------------------
CHILE:                                                                     3.13%
--------------------------------------------------------------------------------
Banking
    324,500 Banco BHIF S.A. ADR                                        5,415,094
Beverage & Tobacco
    371,000 Compania Cervecerias Unidas S.A.                           9,228,625
            ADR
Miscellaneous Materials
    124,500 Cristalerias de Chile S.A. ADR                             2,318,813
Multi-Industry
     60,000 Quinenco S.A. ADR                                            675,000
Utilities-Electric, Gas & Water
    374,959 Gener S.A. ADR                                             5,061,946
                                                                   -------------
Total Chilean Stocks
(Cost $21,902,575)                                                    22,699,478
                                                                   -------------
--------------------------------------------------------------------------------
CHINA:                                                                     1.72%
--------------------------------------------------------------------------------
Appliances & Household Durables
  3,700,000 Guangdong Kelon Electrical                                 1,995,749
            Holdings Co., Ltd.
Chemicals
 56,100,000 Jilin Chemical Industrial Co., Ltd.                        3,350,200
            (Note C, p. 15)
 13,600,000 Shanghai Petrochemical Co., Ltd.                           1,449,679
Energy Sources
 12,330,000 Yanzhou Coal Mining Co., Ltd.                              1,979,375
Machinery & Engineering
  6,218,000 Harbin Power Equipment Co., Ltd.                             287,480
Utilities-Electric, Gas & Water
    433,000 Huaneng Power International Inc.,                          3,464,000
            Ltd. ADR
                                                                   -------------
Total Chinese Stocks
(Cost $27,043,749)                                                    12,526,483
                                                                   -------------
--------------------------------------------------------------------------------
GREECE:                                                                    4.85%
--------------------------------------------------------------------------------
Banking
    208,450 Commercial Bank of Greece S.A.                            12,401,350
Metal-Nonferrous
    264,890 Aluminum of Greece S.A.                                   10,197,985
Telecommunications
    222,560 Hellenic Telecommunications S.A.                           6,330,757

                                    Schedule of Investments--Stock Portfolios 11

*See Note 1, page 26 in Notes to Financial Statements.

--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
    431,700 Hellenic Telecommunications S.A.                       $   6,259,650
            ADR
                                                                   -------------
Total Greek Stocks
(Cost $25,809,843)                                                    35,189,742
                                                                   -------------
--------------------------------------------------------------------------------
HONG KONG:                                                                 5.05%
--------------------------------------------------------------------------------
Banking
    980,000 Dao Heng Bank Group Ltd.                                   4,291,760
Beverage & Tobacco
 10,082,000 Vitasoy International Holdings Ltd.                        2,162,311
Multi-Industry
  4,660,000 Jardine Strategic Holdings Ltd.                            9,506,400
Real Estate
  9,797,000 Amoy Properties Ltd.                                       6,070,792
  5,616,000 Hang Lung Development Co., Ltd.                            4,615,959
Utilities-Electric, Gas & Water
  2,240,000 CLP Holdings Ltd.                                         10,011,109
                                                                   -------------
Total Hong Kong Stocks
(Cost $45,301,217)                                                    36,658,331
                                                                   -------------
--------------------------------------------------------------------------------
INDIA:                                                                     3.34%
--------------------------------------------------------------------------------
Chemicals
  3,171,400 Indo Gulf Fertilisers & Chemicals                          3,036,834
            Corp., Ltd.
    730,000 Indo Gulf Fertilisers & Chemicals                            821,250
            Corp., Ltd. GDR
    285,000 Indo Gulf Fertilisers & Chemicals                            292,125
            Corp., Ltd. GDR, Rule 144A
  1,254,900 Southern Petrochemical Industries                            512,321
            Corp., Ltd.
  1,049,000 Southern Petrochemical Industries                          2,910,975
            Corp., Ltd. GDS
Financial Services
  1,859,150 Industrial Credit & Investment                             5,841,825
            Corp. of India Ltd.
Health & Personal Care
    461,500 Cheminor Drugs Ltd.                                        4,308,039
Machinery & Engineering
    310,863 Ashok Leyland Ltd.                                           484,119
    310,000 Ashok Leyland Ltd. GDR                                     1,511,250
    375,000 Tata Engineering & Locomotive                              1,164,565
            Co., Ltd.
Utilities-Electric, Gas & Water
    622,000 BSES Ltd.                                                  3,392,468
                                                                   -------------
Total Indian Stocks
(Cost $23,012,627)                                                    24,275,771
                                                                   -------------
--------------------------------------------------------------------------------
INDONESIA:                                                                 3.74%
--------------------------------------------------------------------------------
Chemicals
 29,596,000 PT Indorama Synthetics (Note A, p. 15)                     4,007,384
Food & Household Products
 11,610,000 PT Sinar Mas Agro Resources &                              5,636,295
            Technology Corp. (Note A, p. 15)


--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Paper & Forest Products
    656,500 Asia Pulp & Paper Co., Ltd. ADR                        $   4,841,687
            (Note A, p. 15)
Retail
 50,000,000 PT Matahari Putra Prima Tbk                                6,770,145
            (Note A, p. 15)
Telecommunications
  3,430,500 PT Indosat                                                 5,845,899
      5,500 PT Indosat ADR                                                94,531
                                                                   -------------
Total Indonesian Stocks
(Cost $33,340,722)                                                    27,195,941
                                                                   -------------
--------------------------------------------------------------------------------
ISRAEL:                                                                    4.72%
--------------------------------------------------------------------------------
Banking
  3,500,000 Bank Leumi Le-Israel                                       8,105,685
  5,203,338 Israel Discount Bank (Note A, p. 15)                       6,867,468
Electrical & Electronics
    195,000 Tecnomatix Technologies Ltd.                               8,458,125
            (Note A, p. 15)
Industrial Components
    304,991 OFER Development & Investments                             1,366,334
            Ltd. (Note A, p. 15)
Multi-Industry
     54,500 Koor Industries Ltd. ADR                                     974,188
Telecommunications
  1,420,000 Bezeq The Israeli                                          7,673,382
            Telecommunication Corp., Ltd.
Textiles/Apparel
     42,400 Delta-Galil Industries Ltd.                                  797,171
                                                                   -------------
Total Israeli Stocks
(Cost $22,003,215)                                                    34,242,353
                                                                   -------------
--------------------------------------------------------------------------------
MALAYSIA:                                                                  6.63%
--------------------------------------------------------------------------------
Automobiles
  3,220,560 Oriental Holdings Berhad                                   7,797,145
Building Materials
  3,560,500 Cement Industries of Malaysia Berhad                       3,129,492
Construction & Housing
  2,400,000 YTL Corp. Berhad                                           4,547,369
Financial Services
  3,467,000 Commerce Asset Holding Berhad                              9,944,816
Leisure
  4,602,000 Berjaya Land Berhad                                        2,070,900
Mining
  6,881,800 Malaysia Mining Corp. Berhad                               4,056,640
Miscellaneous Materials
  6,210,000 Golden Hope Plantations Berhad                             5,817,790
  1,822,000 Kuala Lumpur Kepong Berhad                                 2,397,368
Utilities-Electric, Gas & Water
  1,858,000 Malakoff Berhad                                            4,938,368
  4,137,600 YTL Power International Berhad                             3,462,518
                                                                   -------------
Total Malaysian Stocks
(Cost $39,061,630)                                                    48,162,406
                                                                   -------------

12 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
MEXICO:                                                                    9.19%
--------------------------------------------------------------------------------
Beverage & Tobacco
    290,000 Panamerican Beverages Inc.                             $   5,111,250
Chemicals
  4,562,200 Cydsa S.A.                                                 3,684,939
Financial Services
  1,450,000 Grupo Financiero Banorte S.A. de                           2,195,574
            C.V. (Note A, p. 15)
Food & Household Products
    494,000 Grupo Minsa S.A. de C.V. ADR                               2,661,326
            (Note A, p. 15)
Merchandising
 10,140,000 Controladora Comercial Mexicana                           13,781,358
            S.A. de C.V.
    102,250 Controladora Comercial Mexicana                            2,760,750
            S.A. de C.V. GDR
Metal-Nonferrous
    975,144 Grupo Mexico S.A. (NVP)                                    4,557,778
Metal-Steel
  2,292,000 Hylsamex S.A. (Note A, p. 15)                              5,405,719
Paper & Forest Products
    100,000 Grupo Industrial Durango S.A. ADR                          1,325,000
            (Note A, p. 15)
Telecommunications
    376,650 Telefonos de Mexico S.A. ADR                              25,235,550
                                                                   -------------
Total Mexican Stocks
(Cost $55,411,213)                                                    66,719,244
                                                                   -------------
--------------------------------------------------------------------------------
PHILIPPINES:                                                               3.53%
--------------------------------------------------------------------------------
Banking
  6,665,940 Equitable PCI Bank                                         9,557,483
Food & Household Products
 22,069,500 Universal Robina Corp.                                     3,164,278
Multi-Industry
 74,880,000 JG Summit Holding Inc.                                     6,732,831
Real Estate
 57,108,500 Robinson's Land Corp. - Series 'B'                         3,885,876
Transportation-Shipping
 43,030,000 William Gothong & Aboitiz                                  1,965,891
            (Note A, p. 15)
Utilities-Electric, Gas & Water
    506,000 First Philippine Holdings Corp.                              295,115
                                                                   -------------
Total Philippine Stocks
(Cost $35,391,575)                                                    25,601,474
                                                                   -------------
--------------------------------------------------------------------------------
PORTUGAL:                                                                  8.49%
--------------------------------------------------------------------------------
Banking
    175,000 Banco Espirito Santo S.A.                                  4,189,281
    200,450 Banco Pinto & Sotto Mayor S.A.                             4,533,643
Beverage & Tobacco
    345,776 UNICER-Uniao Cervejeira S.A.                               9,767,384


--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Insurance
    867,883 Companhia de Seguros Imperio S.A.                      $   6,839,470
Paper & Forest Products
    797,000 Portucel Industrial-Empresa                                5,342,171
            Produtora de Celulose S.A.
Utilities-Electric, Gas & Water
  1,653,429 Electricidade de Portugal S.A.                            30,952,357
                                                                   -------------
Total Portuguese Stocks
(Cost $60,303,718)                                                    61,624,306
                                                                   -------------
--------------------------------------------------------------------------------
SINGAPORE:                                                                 4.69%
--------------------------------------------------------------------------------
Automobiles
  2,045,000 Tan Chong International Ltd.                                 315,159
Banking
  1,930,580 Overseas Union Bank Ltd.                                   8,684,114
    591,360 United Overseas Bank Ltd.                                  3,627,339
Electrical & Electronics
    300,000 Creative Technology Ltd.                                   9,525,000
Machinery & Engineering
  2,750,000 Keppel Fels Energy (Note A, p. 15)                         1,927,795
Multi-Industry
  1,254,000 Keppel Corp., Ltd.                                         2,944,900
Real Estate
  2,500,000 Keppel Land Ltd.                                           2,789,462
  2,307,000 Singapore Land Ltd.                                        4,258,745
                                                                   -------------
Total Singapore Stocks
(Cost $25,013,956)                                                    34,072,514
                                                                   -------------
--------------------------------------------------------------------------------
SOUTH AFRICA:                                                              4.26%
--------------------------------------------------------------------------------
Automobiles
    873,500 Toyota South Africa Ltd.                                   2,492,659
Banking
  1,591,946 ABSA Group Ltd.                                            5,821,668
Chemicals
  2,204,300 AECI Ltd.                                                  4,452,109
Food & Household Products
    756,500 Tongaat-Hulett Group Ltd.                                  3,761,954
Insurance
  5,780,000 Sanlam Ltd.                                                7,349,369
Metal-Steel
  2,008,266 S.A. Iron & Steel Industrial                               5,377,500
            Corp., Ltd.
Paper & Forest Products
    220,000 Sappi Ltd.                                                 1,703,313
                                                                   -------------
Total South African Stocks
(Cost $49,317,462)                                                    30,958,572
                                                                   -------------
--------------------------------------------------------------------------------
SOUTH KOREA:                                                               4.51%
--------------------------------------------------------------------------------
Banking
    671,940 Kyung Nam Bank (Note A, p. 15)                               814,657
    650,000 Shinhan Bank                                               6,969,012

                                    Schedule of Investments--Stock Portfolios 13

--------------------------------------------------------------------------------
Shares      Description                                             Market Value
--------------------------------------------------------------------------------
Building Materials
     24,820 Hanil Cement Manufacturing Co.,                        $     332,356
            Ltd. (Note A, p. 15)
    228,050 Hankuk Glass Industries Inc.                               2,806,134
Chemicals
    540,740 Hyosung T&C Co., Ltd.                                      6,947,304
Energy Sources
     35,000 Ssangyong Oil Refining Co., Ltd.                             649,174
Food & Household Products
     15,620 Lotte Confectionery Co., Ltd.                              1,929,093
Metal-Steel
     55,000 Pohang Iron & Steel Co., Ltd.                              5,299,706
Telecommunications
     22,000 Korea Telecom Corp.                                        1,950,690
     21,715 Korea Telecom Corp. ADR                                      950,031
Utilities-Electric, Gas & Water
     84,000 Korea Electric Power Corp.                                 2,394,029
    109,300 Seoul City Gas Co., Ltd.                                   1,691,047
                                                                   -------------
Total South Korean Stocks
(Cost $33,746,473)                                                    32,733,233
                                                                   -------------
--------------------------------------------------------------------------------
TAIWAN:                                                                    4.48%
--------------------------------------------------------------------------------
Building Materials
  6,833,000 Taiwan Glass Industrial Corp.                              5,860,707
Chemicals
 15,789,405 Shinkong Synthetic Fibers Corp.                            5,214,707
            (Note A, p. 15)
Electrical & Electronics
  3,437,500 Acer Inc. (Note A, p. 15)                                  9,658,437
Financial Services
  4,242,478 China Bills Finance Corp.                                  1,519,652
            (Note A, p. 15)
  2,281,402 International Bills Finance Corp.                            775,962
            (Note A, p. 15)
Food & Household Products
  4,273,360 Great Wall Enterprises Co.                                 1,699,233
Metal-Steel
  2,409,566 China Steel Corp.                                          1,734,127
    322,341 China Steel Corp. GDS                                      4,512,774
Real Estate
  3,685,500 Pacific Construction (Note A, p. 15)                       1,532,092
                                                                   -------------
Total Taiwanese Stocks
(Cost $33,235,010)                                                    32,507,691
                                                                   -------------
--------------------------------------------------------------------------------
THAILAND:                                                                  4.16%
--------------------------------------------------------------------------------
Banking
  4,295,000 Bangkok Bank Public Co., Ltd.                              7,381,676
            (Foreign) (Note A, p. 15)
  5,982,500 Thai Farmers Bank Public Co., Ltd.                         6,604,161
            (Foreign) (Note A, p. 15)
Building Materials
     24,300 Siam City Cement Public Co., Ltd.                             81,600
            (Foreign) (Note A, p. 15)


--------------------------------------------------------------------------------
Quantity          Description                                       Market Value
--------------------------------------------------------------------------------
  4,471,400 Thai-German Ceramic Industry                           $     981,296
            Public Co., Ltd. (Foreign)
            (Notes A & C, p. 15)
Chemicals
    140,000 National Petrochemical Public                                175,833
            Co., Ltd. (Foreign)
Electrical & Electronics
    180,000 Hana Microelectronics Public Co.,                          1,608,673
            Ltd. (Foreign) (Note A, p. 15)
Food & Household Products
  1,552,300 Saha Pathana Inter-Holding Ltd.                            2,041,960
            (Foreign)
Insurance
    374,100 Ayudhya Insurance Public Co., Ltd.                           845,731
            (Foreign)
    444,000 Bangkok Insurance Public Co., Ltd.                         1,209,201
            (Foreign)
Telecommunications
 14,440,100 Jasmine International Public Co.,                          9,258,922
            Ltd. (Foreign) (Note A, p. 15)
                                                                   -------------
Total Thai Stocks
(Cost $44,094,921)                                                    30,189,053
                                                                   -------------
--------------------------------------------------------------------------------
TURKEY:                                                                    7.15%
--------------------------------------------------------------------------------
Appliances & Household Durables
158,700,000 Arcelik A.S.                                               8,892,644
Automobiles
 61,000,000 Ford Otomotiv Sanayi A.S.                                  3,055,567
            (Note A, p. 15)
Banking
1,064,717,691 Yapi ve Kredi Bankasi A.S.                              28,474,430
Building Materials
201,179,324 Baticim Bati Anadolu Cimento                               5,380,268
            Sanayii A.S.
Chemicals
169,957,000 Sasa Sun'i Ve Sentetik Elyaf                               6,132,506
                                                                   -------------
Total Turkish Stocks
(Cost $20,857,498)                                                    51,935,415
                                                                   -------------
Total Equities
(Cost $682,040,564)                                                  708,585,261
                                                                   -------------
--------------------------------------------------------------------------------
RIGHTS (Note A, p. 15):                                                    0.02%
--------------------------------------------------------------------------------
MALAYSIA--Leisure
  6,336,000 Berjaya Land Berhad                                                0
            (Expiration 04/11/2000) (Note D, p. 15)
MALAYSIA--Utilities-Electric, Gas & Water
  1,304,400 YTL Power International Berhad                                     0
            (Expiration 04/17/2000) (Note D, p. 15)
SINGAPORE--Real Estate
    461,400 Singapore Land Ltd.                                          171,158
            (Expiration 04/14/2000)
                                                                   -------------
Total Rights
(Cost $0)                                                                171,158
                                                                   -------------

14 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report

--------------------------------------------------------------------------------
Quantity          Description                                       Market Value
--------------------------------------------------------------------------------
WARRANTS (Note A, below):                                                  1.00%
--------------------------------------------------------------------------------
MALAYSIA--Construction & Housing
     87,500 Bolton Properties Berhad                                 $    45,592
            (Expiration 12/15/2006)
    600,000 YTL Corp. Berhad                                             408,948
            (Expiration 06/29/2009)
            (Note D, below)
THAILAND--Telecommunications
 14,440,100 Jasmine International Public Co.,                          6,777,149
            Ltd. (Foreign) (Expiration 08/02/2004)
                                                                   -------------
Total Warrants
(Cost $123,277)                                                        7,231,689
                                                                   -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      0.15%
--------------------------------------------------------------------------------
  1,083,000 State Street Bank & Trust Co.,                             1,083,000
            Repurchase Agreement,
            Dated 03/31/2000, 6.05%,
            maturing 04/03/2000 for $1,083,546,
            collateral 885,000 principal
            amount U.S. Treasury Bond,
            8.125%, 05/15/2021,
            value $1,106,072
                                                                   -------------
Total Repurchase Agreement
(Cost $1,083,000)                                                      1,083,000
                                                                   -------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $683,246,841)               98.75%          $717,071,108
(Note E, below)
Cash and Other Assets, Less Liabilities              1.25              9,093,804
                                                   -------         -------------
(Note F, below)
Net Assets (Equivalent to $20.09
per share based on 36,150,375
shares of capital stock outstanding)               100.00%          $726,164,912
                                                   -------         -------------
--------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                              Contract              Unrealized
Quantity  Description                          Amount              Appreciation
--------------------------------------------------------------------------------
130        MSCI Taiwan Index                $5,517,453                $   98,547
           April 2000
                                                                   -------------
Total Long Stock Index Futures Contracts                           $      98,547
                                                                   -------------

--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity          Description                                       Market Value
--------------------------------------------------------------------------------
43,146            Argentine Peso                                    $     43,167
170,225           Euro                                                   162,999
693,767           Greek Drachma                                            1,984
5,097,974         Hong Kong Dollar                                       654,715
1,260             Indian Rupee                                                29
227,486,785       Indonesian Rupiah                                       30,051
2,135,569         Malaysian Ringgit                                      561,992
11,024,898        Mexican Peso                                         1,187,324
34,820,169        New Taiwan Dollar                                    1,144,271
669,835           Philippine Peso                                         16,278
14,659            Singapore Dollar                                         8,563
707,924           South African Rand                                     108,320
5,460,700         Thai Baht                                              144,387
139,500,858,321   Turkish Lira                                           236,874
                                                                   -------------
Total Foreign Currencies                                            $  4,300,954
                                                                   -------------
--------------------------------------------------------------------------------
(A)Non-income-producing security
(B)Explanation of abbreviations:
   ADR-American Depository Receipts
   PFD-Preference Share
   GDR-Global Depository Receipts
   GDS-Global Depository Share
   NVP-Non-Voting Preference Share
(C)Affiliated company (see Note 3B of the Notes to Financial Statements)
(D Fair-valued security (see Note 1A of the Notes to Financial Statements)
(E)At March 31, 2000, the cost basis of investment securities owned was substantially identical for both book and tax.
(F)Includes $5,517,440 pledged as collateral for futures transactions

                                    Schedule of Investments--Stock Portfolios 15

--------------------------------------------------------------------------------
(G)Allocation of assets by industry as of March 31, 2000:
   Appliances & Household Durables                                         1.50%
   Automobiles                                                             1.88
   Banking                                                                17.81
   Beverage & Tobacco                                                      3.70
   Building Materials                                                      2.56
   Chemicals                                                               5.92
   Construction & Housing                                                  0.69
   Electrical & Electronics                                                4.03
   Energy Sources                                                          2.23
   Financial Services                                                      2.79
   Food & Household Products                                               2.97
   Health & Personal Care                                                  0.59
   Industrial Components                                                   0.19
   Insurance                                                               2.24
   Leisure                                                                 0.29
   Machinery & Engineering                                                 0.74
   Merchandising                                                           2.28
   Metal-Nonferrous                                                        2.03
   Metal-Steel                                                             4.81
   Mining                                                                  0.56
   Miscellaneous Materials                                                 2.02
   Multi-Industry                                                          2.87
   Paper & Forest Products                                                 3.57
   Real Estate                                                             3.79
   Retail                                                                  0.93
   Telecommunications                                                     11.69
   Textiles/Apparel                                                        0.11
   Transportation-Shipping                                                 0.27
   Utilities-Electric, Gas & Water                                        13.54
   Repurchase Agreement                                                    0.15
   Cash and Other Assets, Less Liabilities                                 1.25
                                                                         -------
   Total                                                                 100.00%
                                                                         -------

See Notes to Financial Statements.

16 Sanford C. Bernstein Fund, Inc.--2000 Semiannual Report


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